     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014

                                                             FILE NO. 333-148565

                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.               / /
POST-EFFECTIVE AMENDMENT NO. 16           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 445                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD'S PERSONAL RETIREMENT MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293


1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
WWW.HARTFORDINVESTOR.COM ("OUR WEBSITE")



                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes the following contracts: Hartford's Personal Retirement Manager Series I, Huntington Hartford's Personal Retirement Manager Series I and Hartford's Personal Retirement Manager Select Series I. The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company's long-term strategy is to reduce the liabilities associated with the in-force annuity block of policies. However, we continue to administer the in force annuity contracts. If you purchased this contract between August 24, 2009 and August 16, 2010, this variable annuity was called Hartford Leaders Series V. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Deposit among the following portfolio companies:


X  Invesco

X  AllianceBernstein L.P.

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co., Inc.

X  MFS Investment Management

X  Putnam Investments, LLC

X  Huntington Funds

X  Wells Fargo Funds Management, LLC


At the time you purchased your Contract you were able to allocate some or all of your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature. EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE), EXCEPT FOR CONTRACTS ISSUED IN CT, FL, NJ AND WA.


This prospectus refers to the following Contract classes:

X  B Share

X  C Share

X  I Share

X  L Share

Please read this prospectus carefully and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2014

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2014

2

-------------------------------------------------------------------------------

CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                  7
  The Company                                                                  7
  The General Account                                                          7
  The Separate Account                                                         7
  The Funds                                                                    8
  Fixed Accumulation Feature                                                   9
  Personal Pension Account                                                    10
4. INFORMATION ON YOUR ACCOUNT                                                15
  a. Opening an Account                                                       15
  b. Charges and Fees                                                         23
  c. Surrenders                                                               26
  d. Annuity Payouts                                                          29
  e. Standard Death Benefit                                                   33
5. OPTIONAL DEATH BENEFITS                                                    35
  a. Maximum Anniversary Value Death Benefit                                  35
  b. Return of Premium Death Benefit II                                       38
6. FURTHER INFORMATION                                                        41
  a. Glossary                                                                 41
  b. State Variations                                                         43
  c. Miscellaneous                                                            44
  d. Legal Proceedings                                                        45
  e. How Contracts Are Sold                                                   45
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      48
APPENDIX TAX - FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING        APP TAX-1
TAX-QUALIFIED RETIREMENT PLANS
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - CONTRACT EXCHANGE PROGRAM - NO LONGER AVAILABLE             App D-1
APPENDIX E - RETURN OF PREMIUM DEATH BENEFIT I                           App E-1
APPENDIX F - OPTIONAL RIDERS INVESTMENT RESTRICTIONS                     APP F-1

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1. INTRODUCTION


OVERVIEW


This Contract is closed to new investors.


CONTRACT VERSIONS



                                                                                                   MORTALITY &
                MINIMUM INITIAL                                                                    EXPENSE RISK
                    DEPOSIT     NON-                                                                   AND             MAXIMUM
         QUALIFIED            QUALIFIED                                                           ADMINISTRATIVE       UP-FRONT
         CONTRACT             CONTRACT   SALES RELATED CHARGES                                       CHARGES          COMMISSION
-----------------------------------------------------------------------------------------------------------------------------------
B SHARE       $2,000            $5,000   8 year Contingent Deferred Sales Charge and                     0.50%             7%
                                         Distribution Charge
C SHARE       $2,000           $10,000   1 year Contingent Deferred Sales Charge                         1.50%+            2%
I SHARE       $5,000           $10,000   None                                                            0.30%             0%
L SHARE       $2,000           $10,000   4 year Contingent Deferred Sales Charge                         1.45%             5%

+ For contracts purchased between August 24, 2009 and November 15, 2010, the Mortality & Expense Risk and Administrative Charge is 1.35%.

This table does not show Fund expenses, Premium taxes, Distribution Charges, Annual Maintenance Fee, and optional rider fees. Each Contract class has its own minimum contract value requirements.


INVESTMENT OPTIONS



X Sub-Accounts - Funds with different investment strategies, objectives and risk/reward profiles.


X Fixed Accumulation Feature (B share class only) - A fixed interest account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.



X Personal Pension Account - A fixed interest account designed to provide lifetime payouts. Effective October 3, 2014, the Personal Pension Account will be closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value).


Subject to limitations, you may move your investment among each of these options.


OPTIONAL FEATURES PREVIOUSLY AVAILABLE




         OPTIONAL FEATURE                      GENERAL PURPOSE
------------------------------------------------------------------------
 Return of Premium Death Benefit I    Guaranteed Minimum Death Benefit
Return of Premium Death Benefit II*   Guaranteed Minimum Death Benefit
  Maximum Anniversary Value Death     Guaranteed Minimum Death Benefit
             Benefit**




**  Investment restrictions apply.



Optional features may not have been available through your Financial
Intermediary.

4

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2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                            C SHARE
                                                                          (CONTRACTS
                                                                           PURCHASED          C SHARE
                                                                            BETWEEN          (CONTRACTS
                                                                         8-24-2009 AND       PURCHASED
                                                              B SHARE     11-15-2010)    AFTER 11-15-2010)    I SHARE    L SHARE
---------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                     None
  1                                                              7%           2%                 2%                         7%
  2                                                              7%           0%                 0%                         6%
  3                                                              7%                                                         5%
  4                                                              6%                                                         4%
  5                                                              5%                                                         0%
  6                                                              4%
  7                                                              3%
  8                                                              2%
  9+                                                             0%
SURRENDER FEE                                                   None         None               None            None       None
TRANSFER FEE                                                    None         None               None            None       None

(1)  Each Deposit has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                              C SHARE
                                                                            (CONTRACTS
                                                                             PURCHASED          C SHARE
                                                                              BETWEEN          (CONTRACTS
                                                                           8-24-2009 AND       PURCHASED
                                                                B SHARE     11-15-2010)    AFTER 11-15-2010)   I SHARE   L SHARE
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                        $30           $30               $30            $30       $30
DISTRIBUTION CHARGE (3)                                          0.75%         None               None           None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and
 Personal Pension Account investments)
  Mortality and Expense Risk Charge                              0.30%         1.15%             1.30%          0.10%     1.25%
  Administrative Charge                                          0.20%         0.20%             0.20%          0.20%     0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                           0.50%         1.35%             1.50%          0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (4)
  Maximum Anniversary Value ("MAV") Death Benefit (5)            1.50%         1.50%             1.50%          1.50%     1.50%
  Return of Premium Death Benefit II (6)                         0.75%         0.75%             0.75%          0.75%     0.75%
  Return of Premium Death Benefit I (7)                          0.75%         0.75%             0.75%          0.75%     0.75%

(2)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

(3) An annual Distribution Charge is charged against each Premium Payment. The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts.

(4)  Only one optional death benefit can be elected.

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(5)  Charge based on the greater of the Maximum Anniversary Value, or Premium
     Payments adjusted for Surrenders and is taken on each Contract Anniversary. Current rider charge is 0.35%.

(6) Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.25%.

(7) Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.75% and has been voluntarily waived to 0.25%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                0.45%              2.21%

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                              $1,206   $2,267   $3,136        $5,152
C Share                                $738   $1,634   $2,715        $5,386
I Share                                $440   $1,329   $2,227        $4,517
L Share                              $1,226   $2,137   $2,761        $5,467



(2)  If you annuitize at the end of the applicable time period:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $430        $1,496   $2,558        $5,122
C Share                           $516        $1,604   $2,685        $5,356
I Share                           $410        $1,299   $2,197        $4,487
L Share                           $527        $1,633   $2,731        $5,437



(3)  If you do not Surrender your Contract:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $535        $1,601   $2,663        $5,152
C Share                           $546        $1,634   $2,715        $5,386
I Share                           $440        $1,329   $2,227        $4,517
L Share                           $557        $1,663   $2,761        $5,467


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, by the Accumulation Unit Value for that Valuation Day. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT


The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature. EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE), EXCEPT FOR CONTRACTS ISSUED IN CT, FL, NJ AND WA.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

8

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THE FUNDS

The Funds available for investment are not the same mutual funds that you can buy through your Investment Professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other contract owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

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The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):


AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, American Century Investment Services Inc., BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2013, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2013, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE


EFFECTIVE AS OF OCTOBER 4, 2013, WE NO LONGER ACCEPT NEW ALLOCATIONS OR PREMIUM PAYMENTS TO THE FIXED ACCUMULATION FEATURE.



The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.


INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT CLASSES AND IS NOT AVAILABLE IN ALL STATES.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis (i.e., oldest investments will be liquidated first).

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ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE
IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program (discontinued effective October 4, 2013); or


- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.


We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program (discontinued effective October 4, 2013).


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.

PERSONAL PENSION ACCOUNT


EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable Riders).



If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (premium payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.



* CONTRACT OWNERS WITH CONTRACTS ISSUED IN CT, FL, NJ AND WA MAY CONTINUE TO ALLOCATE NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS AFTER OCTOBER 3, 2014 AND ANY PROGRAMS THAT UTILIZE THE PERSONAL PENSION ACCOUNT MAY REMAIN IN PLACE. THE PERSONAL PENSION ACCOUNT WAS NEVER AVAILABLE FOR CONTRACTS ISSUED IN NEW YORK AND OREGON.


INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

WHAT IS THE PERSONAL PENSION ACCOUNT?

THE FOLLOWING IS A BRIEF SUMMARY OF THE PERSONAL PENSION ACCOUNT. YOU SHOULD READ THIS ENTIRE SECTION OF THE PROSPECTUS TO MAKE SURE THAT YOU UNDERSTAND THE IMPORTANT LIMITATIONS AND RESTRICTIONS APPLICABLE TO THE PERSONAL PENSION ACCOUNT.

The Personal Pension Account is like the Fixed Accumulation Feature because you receive a fixed interest rate investment return. So, like the Fixed Accumulation Feature, you can invest in the Personal Pension Account if you want a steadier return than you would receive from the Sub-Accounts, where your return depends on the investment performance of the Funds you select.

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While the Personal Pension Account and Fixed Accumulation Feature both offer a fixed interest rate return, the Personal Pension Account is designed to serve a different purpose than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment -you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Sub-Accounts or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose - it has features and guarantees you can use to design your own personal pension plan to provide you with life-long income payments without having to use the Sub-Accounts or Fixed Accumulation Feature for that purpose. You will know at the time of each Deposit what you can expect in terms of lifetime payouts if commenced during your Guarantee Window. Crediting rates (including the step down in such rates) are also available at or prior to each Contribution. While you can take income payments from the Fixed Accumulation Feature too, the amount of those income payments is not guaranteed in advance.

Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account gives you income guarantees and more flexibility structuring income payments? The reason is that to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments - instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payments you are receiving, and then COMMUTING them into one lump sum. When you invest in the Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

THERE ARE CERTAIN CONDITIONS THAT MUST BE SATISFIED FOR YOU TO RECEIVE GUARANTEED INCOME PAYMENTS FROM YOUR PERSONAL PENSION ACCOUNT INVESTMENT, INCLUDING STARTING TO TAKE PAYMENTS BEFORE THE END OF A SPECIFIED PERIOD. YOU SHOULD READ THE REST OF THIS PROSPECTUS AND YOUR CONTRACT CAREFULLY TO MAKE SURE YOU UNDERSTAND ALL OF THESE CONDITIONS.

AS YOU READ THE REMAINDER OF THIS SECTION OF THE PROSPECTUS, WHICH PROVIDES YOU WITH MORE DETAILED INFORMATION ABOUT HOW THE PERSONAL PENSION ACCOUNT WORKS, YOU SHOULD KEEP IN MIND THESE IMPORTANT POINTS:

- YOUR ABILITY TO MAKE TRANSFERS FROM THE PERSONAL PENSION ACCOUNT IS SIGNIFICANTLY LIMITED BECAUSE THE PERSONAL PENSION ACCOUNT RESTRICTS LIQUIDITY DUE TO TRANSFER LIMITATIONS AND THE POTENTIAL LOSS OF VALUE AS A RESULT OF COMMUTATION. ACCORDINGLY, YOU SHOULD ENSURE THAT YOUR INVESTMENTS IN THE FIXED ACCUMULATION FEATURE AND THE SUB-ACCOUNTS WILL BE ADEQUATE TO MEET YOUR LIQUIDITY NEEDS.

- BECAUSE THE PERSONAL PENSION ACCOUNT IS DESIGNED AS A LONG-TERM RETIREMENT FUNDING VEHICLE, IT HAS GUARANTEED PAYOUT RATES APPLICABLE ONLY FOR PERSONAL PENSION ACCOUNT PAYOUTS COMMENCED BEFORE THE EXPIRATION OF YOUR SPECIFIED "GUARANTEE WINDOW" (AS DESCRIBED BELOW).

- THE PERSONAL PENSION ACCOUNT PROVIDES CERTAIN ADDITIONAL FLEXIBILITY WITH RESPECT TO STRUCTURING INCOME PAYMENTS - YOU CAN CONVERT PART OF YOUR INVESTMENT IN THE PERSONAL PENSION ACCOUNT INTO INCOME PAYMENTS AT A PARTICULAR TIME RATHER THAN YOUR ENTIRE INVESTMENT, AND YOU MAY ESTABLISH DIFFERENT INCOME STREAMS.

- AT ANY GIVEN TIME, CREDITED RATES AVAILABLE UNDER THE PERSONAL PENSION ACCOUNT MAY BE HIGHER OR LOWER THAN INTEREST RATES OFFERED UNDER THE FIXED ACCUMULATION FEATURE.

- YOU MAY USE THE PERSONAL PENSION ACCOUNT TO ESTABLISH STREAMS OF INCOME PAYMENTS THAT WILL CONTINUE UNTIL THE OWNER, THE ANNUITANT OR A JOINT OWNER DIES, WHICHEVER FIRST OCCURS.

- SUMS INVESTED INTO THE PERSONAL PENSION ACCOUNT ARE SUBJECT TO SEVERE TRANSFER RESTRICTIONS AND ANY LUMP SUM WITHDRAWALS ARE SUBJECT TO COMMUTATION (WHICH MAY SIGNIFICANTLY REDUCE THE AMOUNT YOU RECEIVE). PLEASE MAKE SURE THAT YOU HAVE SUFFICIENT ASSETS AVAILABLE TO MEET YOUR SHORT TERM OR EMERGENCY NEEDS BEFORE INVESTING IN THE PERSONAL PENSION ACCOUNT.

- YOU MAY COMMUTE ANY OR ALL OF YOUR ANNUITY PAYOUT VALUE TO GET A LUMP SUM PAYMENT FROM THE PERSONAL PENSION ACCOUNT. THERE IS AN INITIAL THIRTY DAY WAITING PERIOD FOR RECEIVING COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT.

- IF YOU TERMINATE THIS CONTRACT, YOU GIVE UP YOUR RIGHT TO FUTURE "PERSONAL PENSION ACCOUNT PAYOUTS" (AS DESCRIBED BELOW).

- ANYONE CONSIDERING INVESTING THEIR ENTIRE DEPOSIT INTO THE PERSONAL PENSION ACCOUNT SHOULD FIRST DISCUSS WITH THEIR FINANCIAL ADVISOR WHETHER A SINGLE PREMIUM IMMEDIATE ANNUITY MAY OFFER BETTER PAYOUT RATES.

HOW DOES THE PERSONAL PENSION ACCOUNT WORK?


EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract


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Owners can continue to utilize the benefits and features of the Personal Pension
Account as described in your Contract (including applicable Riders).



If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (premium payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.



* CONTRACT OWNERS WITH CONTRACTS ISSUED IN CT, FL, NJ AND WA MAY CONTINUE TO ALLOCATE NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS AFTER OCTOBER 3, 2014 AND ANY PROGRAMS THAT UTILIZE THE PERSONAL PENSION ACCOUNT MAY REMAIN IN PLACE. THE PERSONAL PENSION ACCOUNT WAS NEVER AVAILABLE FOR CONTRACTS ISSUED IN NEW YORK AND OREGON.


CONTRIBUTIONS - You invest in the Personal Pension Account through Personal Pension Account Contributions. The first Personal Pension Account Contribution becomes your initial investment called your "Benefit Balance." The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Sub-Accounts and accrued interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Once you start taking Personal Pension Account Payouts, as described below, your Benefit Balance is divided into an "Accumulation Balance" and "Annuity Payout Value." Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

The minimum initial Personal Pension Account Contribution is $10,000. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000. FAILURE TO MAINTAIN A MINIMUM ACCUMULATION BALANCE OF $5,000 WILL RESULT IN PREMATURE COMMENCEMENT OF PENSION ACCOUNT PAYOUTS. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date.

INTEREST CREDITING - We guarantee that we will credit interest to amounts that you allocate to the Personal Pension Account at a minimum rate of 1.5% (called a "credited rate(s)"). We may credit a rate higher than the minimum credited rate. Interest rates will decrease over different time bands. We expect to make a profit in setting credited rates. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates will continue to apply to your Accumulation Balance until the earliest of when you commence taking Personal Pension Account Payouts, the Annuity Commencement Date or when we pay the Death Benefit. Credited rates will not apply to your Annuity Payout Values.

We reserve the right to periodically establish new credited rates and bands that will be applied to new Personal Pension Account Contributions. This means that all or portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract. We will confirm your credited rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

PERSONAL PENSION ACCOUNT PAYOUTS - You may tell us to start paying you income payments called "Personal Pension Account Payouts" at any time or at different times until your Annuity Commencement Date. Subsequent Premium Payments can be made into Sub-Accounts and/or the Fixed Accumulation Feature after Personal Pension Account Payouts have begun (if received before your Annuity Commencement
Date). There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.

As noted above, your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can surrender your Contract Value from Sub-Accounts or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. You may surrender any or all of your Contract Value without affecting your Annuity Payout Value, or you may commute any or all of your Annuity Payout Value without affecting your Contract Value. However, you may terminate your Contract by (a) fully surrendering all of your Contract Value in the Sub-Accounts and Fixed Accumulation Feature; or (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below); and (c) giving up your right to Personal Pension Account Payouts in connection with Contract replacement.


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You will automatically start receiving Personal Pension Account Payouts on your
Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section below. We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2. An annual benefit increase option may also be elected to adjust Personal Pension Account Payouts, subject to availability.

We calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with a guaranteed payout rate each time that you make a new Personal Pension Amount Contribution. Payout rates are set at our sole discretion. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Payout rates may vary based on Contract class and distribution channel. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; competitive factors and mortality tables (including age and gender factors). When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which you are likely to begin taking Personal Pension Account Payouts. The Target Income Age cannot exceed twenty (20) years from the oldest Annuitant's age at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided below, the Target Income Age cannot be changed.

We will use the guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three (3) years prior to the Target Income Age and ends three (3) years after the Target Income Age (this seven year period is referred to as the "guarantee window"). If you commence taking Personal Pension Account Payouts at any time outside of the guarantee window, then we will calculate your Personal Pension Account Payouts using payout rate(s) that we then determine at our sole discretion. Payouts taken outside of your Guarantee Window are not guaranteed. In these circumstances, your payout rate will be the lesser of our then current payout rate or the maximum payout rate set internally at the time of each Contribution; but, will never be less than the Minimum Guaranteed Payout Purchase Rates specified in your Contract. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the guarantee window.

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. The way we do this is to calculate the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request, and then the time period over which these Personal Pension Account Payouts would have otherwise been made is called the "Guaranteed Payout Duration." Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will take place after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that you, the Annuitant or a joint Owner are alive at that time. There is an initial thirty day waiting period for receiving commuted value of your Personal Pension Account. Please see "What is Commuted Value?" in section 4(c)(Surrenders) and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.

You should understand that if you commute you will receive less than your Annuity Payout Value. The amount you receive over time depends on a number of factors, including the difference between interest rates currently being credited and the discount rate used upon commutation, how long you have invested in the Personal Pension Account and whether you (or the Annuitant) live long enough so that Personal Pension Account Payouts start up again after the Guaranteed Payout Duration. We will pay you the commuted value of your lump sum payment thirty days after your request. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.


TRANSFERS - EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).


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If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.



* CONTRACT OWNERS WITH CONTRACTS ISSUED IN CT, FL, NJ AND WA MAY CONTINUE TO ALLOCATE NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS AFTER OCTOBER 3, 2014 AND ANY PROGRAMS THAT UTILIZE THE PERSONAL PENSION ACCOUNT MAY REMAIN IN PLACE. THE PERSONAL PENSION ACCOUNT WAS NEVER AVAILABLE FOR CONTRACTS ISSUED IN NEW YORK AND OREGON.


Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Sub-Accounts without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

       -   4% of your Accumulation Balance as of your prior Contract
           Anniversary;

       - the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

       - the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or the Sub-Accounts will be treated as a subsequent Premium Payment and become part of your Contract Value. You may also transfer Contract Value from your Sub-Accounts or Fixed Accumulation Feature, to the Accumulation Balance (such transfers will reduce the amount of your optional Death Benefit, Annual Withdrawal Amount (AWA) and Remaining Gross Premiums). If applicable, no CDSC will be applied to Accumulation Balance transferred to Sub-Accounts or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO SUB-ACCOUNTS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

DEATH BENEFIT - The Personal Pension Account includes a Death Benefit equal to your Benefit Balance. This Death Benefit is considered to be part of the standard Death Benefit or any optional Death Benefit that you elect. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions and transfers into the Personal Pension Account. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS AND UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Sub-Accounts and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or optional Death Benefit.

Personal Pension Account Payouts will generally terminate upon notification to us of the death of the Owner, joint Owner or Annuitant, if prior to the Annuity Commencement Date; or upon notification to us of the Annuitant's death, if after the Annuity Commencement Date. The method of payment of the Death Benefit will be subject to the restrictions contained in the "Standard Death Benefit" section of this Prospectus.


Your Benefit Balance will be converted into Contract Value and transferred to the Money Market Sub-Account without annuitization and commutation. For tax purposes, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer. Unless otherwise stated below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new guarantee window, target income age and receive then applicable credited rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the Money Market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension Account by establishing a new guarantee window and target income age. The closure of the Personal Pension Account to new Personal Pension Account Contributions effective on October 3, 2014 does NOT change this right (i.e., Your Spouse may reinvest Contract Value back into the Personal Pension Account). New crediting rates will apply.



OTHER INFORMATION - We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution. Personal Pension Account Payouts are not cumulative and may not be advanced,

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commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit.

Special consideration should be given by Personal Pension Account investors who are under age 40 to the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your guarantee window.

The Personal Pension Account should not be confused with a pension plan under The Employee Retirement Income Security Act of 1974, as amended (ERISA). Neither we nor any of our affiliates assume any fiduciary duties with regard to this Contract, as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation (PBGC) or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

In summary, the Personal Pension Account is designed for the long-term investor who is willing to forego some degree of liquidity in exchange for, among other things, deferred lifetime income in the form of Personal Pension Account Payouts. This feature restricts liquidity through transfer and commutation restrictions. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, interest rates in effect at the time of investment and commutation, and how long you receive lifetime Personal Pension Account Payouts. If you partially commute your Personal Pension Account Payouts, you will retain the right to collect life contingent Personal Pension Account Payouts that resume after the applicable Guaranteed Payout Duration. HOWEVER, IF YOU ELECT TO TERMINATE YOUR CONTRACT, YOU WILL GIVE UP YOUR RIGHT TO THESE FUTURE LIFE CONTINGENT PERSONAL PENSION ACCOUNT PAYOUTS. YOU SHOULD THEREFORE CONSULT WITH YOUR INVESTMENT PROFESSIONAL OR A TRUSTED ADVISER BEFORE TERMINATING YOUR CONTRACT TO BE SURE THAT YOU UNDERSTAND THESE IMPORTANT IMPLICATIONS. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information.

4. INFORMATION ON YOUR ACCOUNT

A. OPENING AN ACCOUNT


WHO COULD BUY THIS CONTRACT?



This Contract is no longer available for sale. The Contract is an individual tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:


- any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

- individual Retirement Annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code.


We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We no longer accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

The Personal Pension Account may not be available to all types of Qualified
Plans.

HOW WAS THE CONTRACT PURCHASED?

The Contract was only available for purchase through a Financial Intermediary.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

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We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Deposits:


- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.


It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.


DESCRIPTION OF THE RIGHT TO CANCEL PROVISION OF YOUR CONTRACT

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?


EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable Riders).



If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (premium payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.



* CONTRACT OWNERS WITH CONTRACTS ISSUED IN CT, FL, NJ AND WA MAY CONTINUE TO ALLOCATE NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS AFTER OCTOBER 3, 2014 AND ANY PROGRAMS THAT UTILIZE THE PERSONAL PENSION ACCOUNT MAY REMAIN IN PLACE. THE PERSONAL PENSION ACCOUNT WAS NEVER AVAILABLE FOR CONTRACTS ISSUED IN NEW YORK AND OREGON.



If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.



Generally, we will receive your order request for a subsequent investment after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Investment Professional's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Deposits. For more information, contact your Investment Professional.


HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units

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you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee subject to availability. Not all Programs are available with all Contract variations.


PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable Riders).



If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (premium payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.



* CONTRACT OWNERS WITH CONTRACTS ISSUED IN CT, FL, NJ AND WA MAY CONTINUE TO ALLOCATE NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS AFTER OCTOBER 3, 2014 AND ANY PROGRAMS THAT UTILIZE THE PERSONAL PENSION ACCOUNT MAY REMAIN IN PLACE. THE PERSONAL PENSION ACCOUNT WAS NEVER AVAILABLE FOR CONTRACTS ISSUED IN NEW YORK AND OREGON.


You may instruct us to reallocate portions of your Contract Value invested in Sub-account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and Starting Value (as adjusted by partial Surrenders) as of each Contract Anniversary. Your Anniversary Value is your Contract Value as of each Contract Anniversary (or the first Valuation Day thereafter if the Contract Anniversary does not fall on a Valuation Day) prior to your Annuity Commencement Date. Your Starting Value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your Starting Value. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INCOME PATH OPTION: This Program allows you to automatically increase the total percentage of your Total Balance invested into the Personal Pension Account over a time period ending at your Target Income Age (Target Allocation). Each Contract Anniversary, we will look to transfer the portion of Contract Value from your Sub-Accounts and/or Fixed Accumulation Feature (Current Allocation) needed to meet your Target Allocation. These transfers will increase your Benefit Balance and decrease your Contract Value. You will specify each annual Target Allocation when enrolling in this Program. Your Current Allocation will vary based on the investment performance of your Sub-Accounts and/or Fixed Accumulation Feature as of each Contract Anniversary. We may not be able to effect transfers in the event that your Current Allocation is insufficient to meet your Target Allocation. We will not re-transfer Benefit Balance back to Contract Value if your Target Allocation can not be sustained in any given year. Please see Personal Pension Account Income Path Example 5 in Appendix A for an illustration of how the proportion of Total Balance

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  ratchets over time from Contract Value into Benefit Balance. Please see
  Personal Pension Account Example 5 in Appendix A for more information.

We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a pro-rata basis in order to effect your instructions when you select either the Interest Sweep or Income Path Options. Annual transfers may be suspended for any Contract year where your Contract Value is insufficient to comply with your instructions. Please see Personal Pension Account Example 5 in Appendix A for more information.

These Programs will terminate:

- if, as the result of any transfer, your Contract Value is less than that required by our Minimum Amount Rules;

-   upon receipt of due proof of death;

-   if you annuitize your Contract; or

- if we receive your request to terminate the Program at least 5 Business Days prior to the next scheduled transfer date.

The Income Path program will automatically terminate once the Target Allocation is reached.

Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.

- Transfer of Contract Value from Sub-account(s) or Fixed Accumulation Feature to the Personal Pension Account may result in a reduction of AWA and Remaining Gross Premium (RGP). Program transfers may also trigger a proportionate reduction in death benefits under the Return of Premium I and II and Maximum Anniversary Value Death Benefits.

- Amounts transferred into the Personal Pension Account will be assigned then current credited interest rates and payout rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.

- You must meet the Personal Pension Account's minimum investment requirements prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.

- The Investment Gains and Fixed Dollar programs may not be enrolled in if any of the following programs are currently elected: Automatic Income Program
    (AIP), including Automatic Required Minimum Distribution programs, Dollar Cost Averaging (DCA) program, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

-   INVESTEASE


This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account.


-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or Personal Pension Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

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Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING PROGRAMS

We offered three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA


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DCA PLUS - EFFECTIVE AS OF OCTOBER 4, 2013, THE DCA PLUS PROGRAM IS NO LONGER
AVAILABLE AND WE ARE NO LONGER ACCEPTING INITIAL OR SUBSEQUENT PREMIUM PAYMENTS INTO THE PROGRAM. CONTRACT OWNERS WHO HAD COMMENCED EITHER A 12-MONTH OR 6-MONTH TRANSFER PROGRAM PRIOR TO OCTOBER 4, 2013 CAN COMPLETE THEIR CURRENT PROGRAM, BUT ARE NOT ALLOWED TO ELECT A NEW PROGRAM.


These programs allow you to earn a fixed rate of interest on investments. These Programs are different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract class you purchased and the date the request for the Program is received. Please consult your Investment Professional to determine the interest rate for your Program.


Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program. Please note that no additional Premium Payments or Account Value may be allocated to the Fixed Accumulation Feature as of October 4, 2013 and effective October 3, 2014 no new Personal Pension Account Contributions will be allowed (both subject to state exclusions).


Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the "Federal Tax Considerations" section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation (subject to applicable law).

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- The Personal Pension Account and Return of Premium Death Benefit I and II include withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available) may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.


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-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

22

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The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored Program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased

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transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Investment Professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

24

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-   Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

DISTRIBUTION CHARGE

We apply an annual distribution charge against all Remaining Gross Premiums invested in B share class Contracts (the "Distribution Charge"). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge will also apply to any partial Surrender in excess of the AWA. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:

- partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first-out basis);

-   full Surrender;

-   full or partial Annuitization, and/or

- the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization. Upon such death, a proportional Distribution Charge will be applied on receipt of due proof of death and upon a Death Benefit distribution if elected at a later date.

If a Beneficiary elects to continue under any of the available options described under the "Standard Death Benefits" section below, we will continue to deduct the Distribution Charge based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.

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SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B, C AND L AND C SHARE CONTRACTS ONLY

We may deduct a CDSC when you make Surrenders from your Contract. We may also deduct a CDSC in connection with certain Annuity Payout Options. This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Each Deposit has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC.

In computing the CDSC, Surrenders will be taken:

1st - from the AWA;

2nd - from Contract Value subject to a CDSC on a first-in, first-out basis; and

3rd - from remaining Contract Value.

CDSC is charged based on the type of transaction:

- Partial Surrenders: To calculate the CDSC when you make a partial Surrender, we apply the applicable CDSC percentage to the amount of the Surrender in excess of the AWA that is eligible for CDSC.

- Full Surrenders: If you fully Surrender your Contract, we apply the applicable CDSC percentage to the greater of Contract Value or Remaining Gross Premiums minus the AWA.

- Annuity Payouts: To calculate the CDSC when you take an Annuity Payout pursuant to certain Annuity Payout Options, we apply the applicable CDSC to Commuted Value.

Please refer to Examples 1 through 5 under the Remaining Gross Premium Examples in Appendix A for an illustration of these computations.

The following are NOT subject to a CDSC:

- AWA - During each Contract Year when a CDSC applies, you may take partial Surrenders up to the greater of:

    1.   5% of the total Premium Payments that are otherwise subject to CDSC, or

    2.   Contract Value minus Remaining Gross Premiums.

       We compute the AWA as of the end of the Valuation Day when a partial Surrender request is received by us in good order. The AWA is calculated by comparing two values. First, total Premium Payments subject to a CDSC is multiplied by 5%. Next, the total Remaining Gross Premiums is subtracted from the Contract Value. The greater of the two calculations is the applicable AWA at the end of that particular Valuation Day. This method for calculating CDSCs is used for the current and all future partial Surrenders. All reductions from your Premium Payments will be made on a first-in, first-out basis. The financial impact of the CDSC will be greater during declining market conditions. These amounts are different for Contracts issued to a Charitable Remainder Trust.

       The AWA may vary on a daily basis because of fluctuations in Contract Value. If you do not take maximum AWA one Contract Year, you may not take more than the maximum AWA in a subsequent Contract Year. The AWA does not apply to Personal Pension Account Payouts.

- Transfers from Sub-Accounts or the Fixed Accumulation Feature to the Personal Pension Account. Transfers into the Personal Pension Account will count as a Surrender for the purposes of calculating Remaining Gross Premium which can result in a reduction to your AWA and may reduce or eliminate your remaining AWA for the Contract Year. Please refer to Example 3 of the Return of Premium Death Benefit I and II Examples in Appendix A for more information.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;


       - facility certified by Medicare as a hospital or long-term care facility; or


       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

26

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       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For Required Minimum Distributions - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the Required Minimum Distribution for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Fee Summary.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, distribution charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

For information on how termination of the Contract impacts the Personal Pension Account, see "Personal Pension Account" section above.


Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.


Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.

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There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

       - your Total Balance must be equal to or greater than our then current Minimum Amount Rule that we establish according to our then current policies and procedures. The "Minimum Amount Rule" refers to the minimum Total Balance that you must maintain within this Contract. If you fail to comply with the Minimum Amount Rule, we reserve the right to fully terminate your Contract. The Minimum Amount Rule varies by share class. Currently the Minimum Amount Rule for class I share Contracts is $500 and is $2,000 for Class B C and L Shares. We may increase the Minimum Amount Rule from time to time but in no event shall the Minimum Amount Rule exceed $2,000 (Class I Shares) or $10,000 (Class B C and L Shares).

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your Investment Professional to be sure that you fully understand the ways such a decision will affect your Contract.


UNDER CERTAIN CIRCUMSTANCES HARTFORD HAD PERMITTED CERTAIN CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER HAD REQUESTED A SURRENDER (EITHER FULL OR PARTIAL) AND RETURNED THE FORMS IN GOOD ORDER TO HARTFORD. EFFECTIVE OCTOBER 4, 2013, WE NO LONGER ALLOW CONTRACT OWNERS TO REINSTATE THEIR CONTRACTS WHEN A CONTRACT OWNER REQUESTS A SURRENDER (EITHER FULL OR PARTIAL).


AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six and Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT YOU, A JOINT OWNER OR THE ANNUITANT IS ALIVE AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as "commuting" your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the "discount rate"). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.

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COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY
PAYOUT VALUE. Commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.



WRITTEN REQUESTS - Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.



You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS - To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract owned in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

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Please see "Federal Tax Considerations" and "Information Regarding Tax-Qualified
Retirement Plans" for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You may take Personal Pension Account Payouts without annuitizing Contract Value. Once you annuitize your Contract, you may no longer make Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five and Six. Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event; however, may the Annuity Commencement Date be later than:

- Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday);

-   10th Contract Anniversary (subject to state variation); or

- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.


EFFECTIVE AS OF OCTOBER 4, 2013 WE NO LONGER ALLOW CONTRACT OWNERS TO EXTEND THEIR ANNUITY COMMENCEMENT DATE EVEN THOUGH WE MAY HAVE GRANTED EXTENSIONS IN THE PAST TO YOU OR OTHER SIMILARLY SITUATED INVESTORS.


Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.


PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Annuity Payouts as long as the Annuitant is living. However, when the Owner or joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.


EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE), EXCEPT FOR CONTRACTS ISSUED IN CT, FL, NJ AND WA.* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014 can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable Riders). This Annuity Payout Option is only available for Personal


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Pension Account Payouts (fixed dollar amount Annuity Payout) so if you do not have value in the Personal Pension Account as of October 3, 2014 this Annuity Payout Option will not be available to you. Please see the Personal Pension Account Death Benefit section for additional information.


-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

- OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND (NOT CURRENTLY AVAILABLE)

In general, we will make Annuity Payouts as long as the Owner, and either Annuitant or Joint Annuitant are living. When the Owner dies before the Annuity Commencement Date (and the Annuitant or Joint Annuitant is living or deceased), then the Death Benefit is paid.

If death occurs after the Annuity Commencement Date, we will make Annuity Payouts as long as either the Annuitant or the Joint Annuitant is living. When one Annuitant dies, we continue to make Annuity Payouts at the elected percentage until the second Annuitant dies. When the last Annuitant dies, then the Death Benefit is paid.

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When choosing this option, you must decide what will happen to the Annuity
Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 75%, or

-   Decrease to 50%.


EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE), EXCEPT FOR CONTRACTS ISSUED IN CT, FL, NJ AND WA.* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014 can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable Riders). This Annuity Payout Option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout) so if you do not have value in the Personal Pension Account as of October 3, 2014 this Annuity Payout Option will not be available to you. Please see the Personal Pension Account Death Benefit section for additional information.


YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

Annuity Payout Option Two is only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts. Annuity Payout Option Eight is only available for Personal Pension Account Payouts from the Personal Pension Account and is not currently available.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.


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-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

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E. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Total Balance (less Distribution Charge) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.


We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.


Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" under the Surrenders section and "What effect does partial or full Surrenders have on your benefits under the rider?" in the Return of Premium Death Benefit I and II sections for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

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The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Owner                            There is a surviving joint       The Annuitant is living or       Joint Owner receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Beneficiary receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Owner's estate receives the
                                 Owner and the Beneficiary        deceased                         Death Benefit.
                                 predeceases the Owner
Annuitant                        The Owner is living              There is no named Contingent     The Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The Owner
                                                                                                   may waive this presumption and
                                                                                                   receive the Death Benefit.
Annuitant                        The Owner is living              The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Owner                                     The Annuitant is living                   Beneficiary becomes the Owner.
Annuitant                                 The Owner is living                       Owner receives the payout at death.
Annuitant                                 The Annuitant is also the Owner           Beneficiary receives the payout at
                                                                                    death.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

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5. OPTIONAL DEATH BENEFITS

A. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

OBJECTIVE

To provide a Death Benefit equal to the greater of Maximum Anniversary Value, Premium Payments adjusted for Surrenders or Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

The Maximum Anniversary Value Death Benefit rider is closed to new investors (including existing Owners).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of the Maximum Anniversary Value, or Premium Payments adjusted for Surrenders and is taken on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states. See Maximum Anniversary Value Death Benefit Example 3 in Appendix A.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be the then current rider fee for new Contracts (absent any voluntary waivers by us). We reserve the right to charge up to the maximum fee described in the Fee Summary (absent any voluntary fee waivers by us) at any time without notice.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C, WHERE:


A       =   Contract Value (minus Distribution Charges if applicable);
B       =   Premium Payments adjusted for partial Surrenders; and
C       =   Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract
            Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.
            The Anniversary Value is equal to the Contract Value as of a
            Contract Anniversary with the following adjustments: (a) Anniversary
            Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary.
            The Maximum Anniversary Value is equal to the greatest Anniversary
            Value attained from this series of calculations.


See Maximum Anniversary Value Death Benefit Example 1 in Appendix A.

If you elect this rider after the Contract has been issued, the starting values for Contract Value (minus Distribution Charges if applicable), Premium Payments and Maximum Anniversary Value will all be reset to Contract Value (minus Distribution Charges if applicable) as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other documents acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option.

36

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When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments as well as the Maximum Anniversary Value as well as the anniversary values immediately prior to a partial Surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. A PARTIAL SURRENDER (OR TRANSFER TO THE PERSONAL PENSION ACCOUNT) MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value Death Benefit Example 2 in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a re-calculation this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, we will increase the Contract Value to the Maximum Anniversary Death Benefit Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If any Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and this rider (or a similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value

-------------------------------------------------------------------------------

as of the date we receive due proof of death and will serve as the new basis for the Death Benefit. See "Is this rider designed to pay you Death Benefits?" above for further discussion regarding post-issue election of this rider. The rider charge will be reset to the charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

                       CLASSIFICATION                                                      ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Fixed investments Funds                                        Minimum of 30% - to a maximum of 100%
Equity Investments                                             - Maximum of 70%
                                                               - No more than 20% may be invested in any one Fund in this category
Limited Investments                                            Maximum of 20%
Multi-Asset Investments                                        - 0% or 100%
                                                               - May not be combined with Funds in the above classifications

Investing in the Personal Pension Account and Fixed Accumulation Feature do not constitute a violation of these investment restrictions.

Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. See Appendix C - Fund Data for more detailed information. The Personal Pension Account and Fixed Accumulation Feature are not included within any classification.

We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest Premium Payments in accordance with such updated investment restrictions.

You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.

YOU MAY PROVIDE INVESTMENT INSTRUCTIONS TO INVEST CONTRACT VALUE IN A MANNER THAT VIOLATES THESE INVESTMENT RESTRICTIONS. ANY SUCH ACTION WILL, HOWEVER, RESULT IN THE TERMINATION OF THIS RIDER. WE WILL NOT ACCEPT INSTRUCTIONS TO VIOLATE THE INVESTMENT RESTRICTIONS FROM YOUR INVESTMENT PROFESSIONAL. VIOLATING THESE INVESTMENT RESTRICTIONS SHALL RESULT IN THE TERMINATION OF YOUR DEATH BENEFIT UNDER THIS RIDER.

If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENT WILL BE RESET AT THE LOWER OF THE PREMIUM PAYMENTS PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRORATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.


Please see Appendix F for more information on Investment restrictions.

38

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

B. RETURN OF PREMIUM DEATH BENEFIT II

OBJECTIVE

To provide a Death Benefit equal to Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

The Return of Premium II rider is closed to new investors (including existing Owners).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary (absent any voluntary waivers by us) at any time without notice.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for Surrenders. See the Return of Premium Death Benefit II Example in Appendix A.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit.

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We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the "standard Death Benefit" section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments immediately prior to the partial surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. See Return of Premium Death Benefit II Example in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

40

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Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

YES. WE RESERVE THE RIGHT TO REQUIRE OUR APPROVAL ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. WE MAY NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENT WHICH BRINGS THE TOTAL OF SUCH CUMULATIVE SUBSEQUENT PREMIUM PAYMENTS IN EXCESS OF $100,000 WITHOUT PRIOR APPROVAL. FOLLOWING YOUR ANNUITY COMMENCEMENT DATE, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

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6. FURTHER INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION BALANCE - The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL WITHDRAWAL AMOUNT (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

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42

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CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Account on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offered contain a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a "Period Certain") specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments and partial Surrenders occurring after such Contract Anniversary.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.


OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.


PAYEE: The person or party you designate to receive Annuity Payouts.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account. Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.

REMAINING GROSS PREMIUM: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

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                                                                          43

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SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

TARGET INCOME AGE - The year that commences with the birthday of the oldest Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes a 7-year guarantee window (three years before and after) during which a guaranteed payout rate will be applied to your Accumulation Balance.

TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA, NEW JERSEY AND OHIO - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. SIMPLE IRA owners may not purchase a Contract. The only AIRs available are 3% and 5%.

CALIFORNIA, CONNECTICUT, NEW HAMPSHIRE, NEW JERSEY, NEW YORK AND OREGON - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY AND TEXAS - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contribu-tions and transfers into the Personal Pension Account exceeding $50,000.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 62nd birthday or the second Contract Anniversary, whichever is later (B Share Contracts). We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (L Share Contracts). The Nursing Home Waiver is not available.

MINNESOTA - The CDSC for B Share Contracts is 7%, 7%, 6%, 6%, 5%, 4%, 3%, 2%, 0% for years 1-9.

NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. We reserve the right to prohibit subsequent

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Premium Payments and transfers after the first Contract Year if you have elected the Return of Premium death benefit. This restriction is not currently being enforced. We will notify you if subsequent Premium Payments and transfers cease to be available to affected contract owners.

NEW YORK - The Personal Pension Account is not available in New York. A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.

OHIO - The Fixed Accumulation Feature is not available.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years (B Share Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

TEXAS - Letters of Intent are not available as a basis to reduce sales charges. SIMPLE IRA owners may not purchase a Contract. The only AIRs available are 3% and 5%.

VERMONT - Eligible Investments owned by you, your Spouse or any immediate family member may be included under the Rights of Accumulation Program.

WASHINGTON - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution.

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.


SPECULATIVE INVESTING - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.


CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.


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                                                                          45

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D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS WERE SOLD


We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were be sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries ("Investment Professionals").

B and I share Contracts may have been sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and Investment Professionals of Financial Intermediaries. If applicable, we may have credited the B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional's compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.

Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment

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Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner Support. These additional payments could create an incentive for your Investment Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermidiaries may make a profit from fees received for inforce Contract Owner Support Services.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                     Access to Investment Professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including
                           Investment Professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Inforce Contract Owners    Support for such things as providing hardware and software, operational and systems integration,
Support                    links to our website from a Financial Intermediary's websites; shareholder services.
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2013, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks,
LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2013, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing


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                                                                          47

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annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2013, Additional Payments did not in the aggregate exceed approximately $21 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period.



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48

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                   APP TAX-1

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APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

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ii.  To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

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contracts will be added together to determine the taxation under subparagraph
2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

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           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


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5.   CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE
     PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

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beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

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APP TAX-10

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each eligible participant to have the balance in his SIMPLE IRA held by the
Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

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                                                                  APP TAX-11

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    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

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APP TAX-12

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

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If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

-------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

-------------------------------------------------------------------------------

"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
PERSONAL PENSION ACCOUNT EXAMPLES                                        APP A-2
EXAMPLE 1: STANDARD ILLUSTRATIONS WITH PARTIAL INCOME STREAM             APP A-2
EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS                  APP A-3
EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)                          APP A-3
EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)                         APP A-4
EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE                         APP A-5
EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE                      APP A-7
EXAMPLE 5A: FIXED DOLLAR AMOUNT                                          APP A-9
EXAMPLE 5B: INVESTMENT GAINS                                            APP A-10
EXAMPLE 5C: INVESTMENT GAINS                                            APP A-11
EXAMPLE 5D: INCOME PATH                                                 APP A-11
EXAMPLE 5E: INCOME PATH                                                 APP A-12
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT EXAMPLES                        APP A-12
RETURN OF PREMIUM II DEATH BENEFIT EXAMPLE                              APP A-16
RETURN OF PREMIUM I DEATH BENEFIT EXAMPLE                               APP A-17
REMAINING GROSS PREMIUM EXAMPLES                                        APP A-17

APP A-2

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES


EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable Riders).



If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (premium payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.



* CONTRACT OWNERS WITH CONTRACTS ISSUED IN CT, FL, NJ AND WA MAY CONTINUE TO ALLOCATE NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS AFTER OCTOBER 3, 2014 AND ANY PROGRAMS THAT UTILIZE THE PERSONAL PENSION ACCOUNT MAY REMAIN IN PLACE. THE PERSONAL PENSION ACCOUNT WAS NEVER AVAILABLE FOR CONTRACTS ISSUED IN NEW YORK AND OREGON.


EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM

Assume the initial Personal Pension Account Contribution is equal to $100,000 (no sums are invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.

A. To understand how your guaranteed payout rates are set during your guarantee window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR            AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                                        PERSONAL
                                     ANNUITY     GUARANTEED              PENSION
                  ACCUMULATION       PAYOUT     PAYOUT RATES             ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount

                                                                     APP A-3

-------------------------------------------------------------------------------

     rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS

Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

                            PERSONAL                                    PERSONAL                            TOTAL
                        PENSION ACCOUNT         CREDITED             PENSION ACCOUNT        CREDITED       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00%                                                      104,000
    57                                            4.00%                                                      108,160
    58                                            4.00%                                                      112,486
    59                                            4.00%       Second      $15,000                            131,986
    60                                            4.00%       Deposit                         3.75%          137,228
    61                                            4.00%                                       3.75%          142,678
    62                                            4.00%                                       3.75%          148,345
    63                                            4.00%                                       3.75%          154,237
    64                                            4.00%                                       3.75%          160,362
    65                                            4.00%                                       3.75%          166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)

The following example illustrates the impact on various values associated to the contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner deposits $100,000 in the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account in which event:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                            PERSONAL PENSION ACCOUNT
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
Remaining Gross Premium                                    $100,000                 $100,000
Return of Premium I Withdrawal Limit                         $5,000                       $0
Return of Premium II Withdrawal Limit                            $0                       $0
Maximum Anniversary Value Withdrawal Limit                      n/a                      n/a
Return of Premium I Death Benefit                          $100,000                  $95,000
Return of Premium II Death Benefit                         $100,000               $96,153.85
Maximum Anniversary Value Death Benefit -                  $107,000              $102,884.62
 Anniversary Value (Before Value is assumed)
Maximum Anniversary Value Death Benefit - Premium          $100,000               $96,153.85
 Payments
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.

- The Return of Premium I Withdrawal Limit is reduced by the amount of the transfer ($5,000) as transfers (and Surrenders) reduce the available Withdrawal Limit.

- The Return of Premium I Death Benefit is reduced dollar for dollar for the amount of the transfer ($5,000).

APP A-4

-------------------------------------------------------------------------------

- As a result of the transfer, the Return of Premium II Death Benefit is reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- As a result of the transfer, the Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- Assume there were no sums previously invested in the Personal Pension Account. The Benefit Balance is increased by the amount of the transfer ($5,000).

EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

Where,

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

                                                                TRANSFER FROM PERSONAL
                                                                PENSION ACCOUNT TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                   $134,120
Remaining Gross Premium                                    $100,000                   $100,000
Annual Withdrawal Amount                                     $5,000                     $5,206
Return of Premium I Death Benefit                          $100,000                   $104,120
Return of Premium II Death Benefit                         $100,000                   $104,120
Maximum Anniversary Value Death Benefit -                  $107,000                   $111,120
 Anniversary Value (Before Value is assumed)
Maximum Anniversary Value Death Benefit - Premium          $100,000                   $104,120
 Payments
Benefit Balance                                            $103,000                    $98,880

-   The Benefit Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated to the Sub-Accounts is not increased by the amount of the transfer as Personal Pension Account Remaining Gross Premium is only reduced, and the Remaining Gross Premium associated to the Sub-Accounts increased, for transfers in excess of the Annual Withdrawal Amount.

- The Return of Premium I Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Return of Premium II Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

                                                                     APP A-5

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.

                 CONTRACT                      BENEFIT        ACCUMULATION           CREDITED
                   YEAR            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (3)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                ANNUITY
                PAYOUT        PAYOUT RATES     COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         105.02   (6) $156,367   (5)        0   (4)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         22,989   (7)
                      N/A            N/A            N/A         22,989   (7)

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

APP A-6

-------------------------------------------------------------------------------

(3)  Interest is no longer credited under the Personal Pension Account.

(4) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.

(6) Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the guarantee window.

(7) Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

                                                                     APP A-7

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. In this Example, the guarantee window is represented by the shaded area in years 1 though 7. Year 20 "Before" illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 "After" illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

                                                                                 ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         CREDITED        PAYOUT
    YEAR           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,960                0   (2)        n/a           97,960
     21             81           86,465              N/A              n/a   (3)     86,465
     22             82           74,970              N/A              n/a           74,970
     23             83           63,475              N/A              n/a           63,475
     24             84           51,980              N/A              n/a           51,980
     25             85           40,485              N/A              n/a           40,485
     26             86           28,990              N/A              n/a           28,990
     27             87           17,495              N/A              n/a           17,495
     28             88            6,000              N/A              n/a            6,000
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                    ANNUITY
  CONTRACT           PAYOUT              COMMUTED           PAYOUT RATES
    YEAR            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (4)    109,455   (4)
  20 AFTER     (5)          0             $ 78,185   (7)        105.02   (8) 11,495    (6)
     21                     0                  N/A                 N/A       11,495
     22                     0                  N/A                 N/A       11,495
     23                     0                  N/A                 N/A       11,495
     24                     0                  N/A                 N/A       11,495
     25                     0                  N/A                 N/A       11,495
     26                     0                  N/A                 N/A       11,495
     27                     0                  N/A                 N/A       11,495
     28                     0                  N/A                 N/A       11,495
     29                     0                  N/A                 N/A       22,989    (9)
     30                     0                  N/A                 N/A       22,989
     31                     0                  N/A                 N/A       22,989

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Personal Pension Account Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)  Interest is no longer credited under the Personal Pension Account.

APP A-8

-------------------------------------------------------------------------------

(4) In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5) The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.

(8) A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the guarantee window.

(9) In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When
     combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

                    APP A-9

--------------------------------------------------------------------------------

EXAMPLE 5:


EFFECTIVE OCTOBER 3, 2014, THE PERSONAL PENSION ACCOUNT WILL BE CLOSED TO NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS (I.E., SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).



If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.



* CONTRACT OWNERS WITH CONTRACTS ISSUED IN CT, FL, NJ AND WA MAY CONTINUE TO ALLOCATE NEW PERSONAL PENSION ACCOUNT CONTRIBUTIONS AFTER OCTOBER 3, 2014 AND ANY PROGRAMS THAT UTILIZE THE PERSONAL PENSION ACCOUNT MAY REMAIN IN PLACE. THE PERSONAL PENSION ACCOUNT WAS NEVER AVAILABLE FOR CONTRACTS ISSUED IN NEW YORK AND OREGON.


The following examples illustrate automatic transfers of investment gains from Sub-Account(s) into the Personal Pension Account (PPA). The examples assume a $100,000 initial premium payment into the Sub-Account(s) with $10,000 initial Contribution into PPA. The examples illustrate the effect of these types of transfers on the components of the variable annuity Contract in varying market conditions. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, "Boy" refers to the beginning of Contract Year.

            CONTRACT         CONTRACT
CONTRACT     VALUE            VALUE                ANNUAL           AWA*
  YEAR       (BOY)        (END OF YEAR)        PERFORMANCE(1)      (BOY)
--------------------------------------------------------------------------
    1      $100,000.00      $102,000.00              2.00%        $5,000.00
    2       97,000.00       100,000.00               3.09%        5,000.00
    3       95,000.00        94,500.00               %            5,000.00
    4       89,500.00        95,000.00               6.15%        5,000.00
    5       90,000.00        98,000.00               8.89%        5,000.00
    6       93,000.00       106,000.00              13.98%        6,000.00
    7      101,000.00       104,000.00               2.97%        5,000.00
    8       99,000.00       105,000.00               6.06%        5,000.00

                          PPA -
                         BENEFIT         TOTAL DEATH
CONTRACT      RGP*      BALANCE(2)         BENEFIT         TRANSFER
  YEAR       (BOY)        (BOY)             (BOY)           AMOUNT
---------  --------------------------------------------------------
    1      $100,000.00   $10,000.00       $112,000.00      $5,000.00
    2      100,000.00     15,300.00       115,300.00       5,000.00
    3      100,000.00     20,759.00       115,259.00       5,000.00
    4      100,000.00     26,381.77       121,381.77       5,000.00
    5      100,000.00     32,173.22       130,173.22       5,000.00
    6      100,000.00     38,138.42       144,138.42       5,000.00
    7      100,000.00     44,282.57       148,282.57       5,000.00
    8      100,000.00     50,611.05       155,611.05       5,000.00

* As used in this table, AWA refers to Annual Withdrawal Amount and RGP refers to Remaining Gross Premium.

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

APP A-10

--------------------------------------------------------------------------------

(b) INVESTMENT GAINS OPTION

(a) Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the Personal Pension Account. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, "BOY" refers to beginning of Contract Year and "EOY" refers to end of Contract Year.

                                                                  PPA         PPA
                CONTRACT      CONTRACT                          BENEFIT     BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT        BALANCE     BALANCE
    YEAR         (BOY)         (EOY)          GAINS(1)(2)        (BOY)      (EOY)(4)
-------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -       $10,000.00  $10,300.00
     2           99,000.00    101,000.00       $1,000.00        10,300.00   11,609.00
     3          100,000.00     95,000.00               -   (3)  11,609.00   11,957.27
     4           95,000.00     93,550.00               -        11,957.27   12,315.99
     5           93,550.00     98,000.00               -        12,315.99   12,685.47
     6           98,000.00    100,000.00               -        12,685.47   13,066.03
     7          100,000.00     99,500.00               -        13,066.03   13,458.01
     8           99,500.00    102,000.00        2,000.00        13,458.01   15,861.75

(1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and Starting Value adjusted for surrenders as of each Contract Anniversary. For example, in year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

(2)  Is the amount transferred to the Personal Pension Account.

(3) No transfer to the Personal Pension Account occurs as there are no Investment Gains.

(4) Annual credited interest rate of 3% was utilized in determining the Benefit Balance.

                    APP A-11

--------------------------------------------------------------------------------

(c)  INVESTMENT GAINS OPTION

(b) Any optional death benefits elected on your contract would be impacted by the transfer of investment gains.

Return of Premium I elected

                                                                                              ROP I                   ROP I
                  CONTRACT      CONTRACT                                ROP I             DEATH BENEFIT           DEATH BENEFIT
   CONTRACT        VALUE         VALUE          INVESTMENT          DEATH BENEFIT         PREMIUMS PRIOR             PREMIUMS
     YEAR          (BOY)         (EOY)             GAINS          WITHDRAWAL LIMIT         TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
      1          $100,000.00    $99,000.00               -            $5,000.00             $100,000.00             $100,000.00
      2            99,000.00    101,000.00       $1,000.00             5,000.00              100,000.00               99,000.00  (1)

Return of Premium II elected

                                                                                              ROP II                  ROP II
                CONTRACT      CONTRACT                                ROP II              DEATH BENEFIT           DEATH BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT           DEATH BENEFIT          PREMIUMS PRIOR             PREMIUMS
    YEAR         (BOY)         (EOY)             GAINS           WITHDRAWAL LIMIT          TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -                0.00                $100,000.00             $100,000.00
     2           99,000.00    101,000.00       $1,000.00                0.00                 100,000.00               99,009.90  (2)

Maximum Anniversary Value elected

                                                                                                                   ANNIVERSARY
                          CONTRACT      CONTRACT                                  MAV           ANNIVERSARY          VALUE AT
       CONTRACT            VALUE         VALUE          INVESTMENT           DEATH BENEFIT      VALUE PRIOR        END OF EACH
         YEAR              (BOY)         (EOY)             GAINS           WITHDRAWAL LIMIT     TO TRANSFER       CONTRACT YEAR
------------------------------------------------------------------------------------------------------------------------------------
          1              $100,000.00    $99,000.00               -                 N/A           $100,000.00        $100,000.00  (4)
          2                99,000.00    101,000.00       $1,000.00                 N/A            100,000.00          99,009.90  (3)

(1) Transfers within the Return of Premium I Death Benefit Withdrawal Limit impact the Return of Premium I Death Benefit on a dollar for dollar basis.

(2) Transfers impact the Return of Premium II Death Benefit on a proportional basis. We determine a factor by 1 - (Amount of the Partial Surrender in excess of the Withdrawal Limit /(Contract Value Prior to Surrender - Withdrawal Limit)). Assume the Contract Value prior to Surrender was $101,000, therefore the factor is 1-($10,000/($101,000-$0)), or 0.99009901.

(3) Transfers impact the Maximum Anniversary Value Death Benefit on a proportional basis. We determine a factor by 1-(Partial Surrender / Contract Value Prior to Surrender). Assume the Contract Value Prior to Surrender was $101,000, therefore the factor is 1-($1,000/$101,000), or 0.99009901.

(4) The Contract Year 1 Anniversary Value would also be adjusted to $99,009.90 due to the Year 2 $1,000 transfer.

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The Starting Allocation elected is 60% Contract Value and 40% Personal Pension Account. The Target Allocation elected is 20% Contract Value and 80% Personal Pension Account. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value Starting Allocation - Contract Value Ending Allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%

APP A-12

--------------------------------------------------------------------------------

(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

                                                                                           INCOME PATH
                                                                                             PROGRAM
                                                                                        ANNUAL ALLOCATION
                                               "PRIOR TO TRANSFER"                          PERCENTAGE
                                                   PERCENTAGES                               TARGETS
                       ANNUAL
                      CONTRACT                                   PPA -                                     PPA -
   CONTRACT             VALUE            CONTRACT               BENEFIT           CONTRACT                BENEFIT
     YEAR          PERFORMANCE(1)          VALUE                BALANCE            VALUE                  BALANCE
---------------------------------------------------------------------------------------------------------------------
       0                                    60.0%                 40.0%            60.0%                    40.0%
       1                   4.3%             60.3%                 39.7%            52.0%                    48.0%
       2                   2.1%             51.8%                 48.2%            44.0%(2)                 56.0%
       3                  -1.6%             42.9%                 57.1%            36.0%                    64.0%
       4                   8.9%             37.3%                 62.7%            28.0%                    72.0%
       5                  -2.4%             26.9%                 73.1%            20.0%                    80.0%

                        ACTUAL
                       TRANSFER
                      FROM CV TO
                         PPA:                    "AFTER TRANSFER"
                      PERCENTAGE                    PERCENTAGES

                                                                  PPA -
   CONTRACT            TRANSFER           CONTRACT               BENEFIT
     YEAR              OF CV %              VALUE                BALANCE
---------------  -----------------------------------------------------------
       0                0.0%                 60.0%                 40.0%
       1                8.3%                 52.0%                 48.0%
       2                7.8%(3)              44.0%                 56.0%
       3                6.9%                 36.0%                 64.0%
       4                9.3%                 28.0%                 72.0%
       5                6.9%                 20.0%                 80.0%

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) Calculated as follows: Previous year Contract Value percentage - (Starting Allocation - Ending Allocation) / number of years from program start date to Target Income Age: 52.0% - (60 - 20) / 5 = 44.0%

(3) Calculated as follows: Contract Value "Prior to Transfer" Percentage - Contract Value Percentage Target: 51.8% - 44.0% = 7.8%

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT EXAMPLES

MAXIMUM ANNIVERSARY VALUE (MAV):

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value (minus Distribution Charges);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.

                    APP A-13

--------------------------------------------------------------------------------

Assume your initial Premium Payment is $100,000.

                                           TOTAL
                                          PREMIUM
                                         PAYMENTS
                           CONTRACT    (ADJUSTED BY      CONTRACT
       CONTRACT          VALUE(3)(4)    SURRENDERS)        VALUE
         YEAR                "A"            "B"       PERFORMANCE(4)
--------------------------------------------------------------------------
           0              $100,000.00   $100,000.00              0.00%
           1               102,120.00    100,000.00              2.12%
           2               107,001.34    100,000.00              4.78%
           3               105,663.82    100,000.00             -1.25%
           4                96,259.74    100,000.00             -8.90%
           5               106,424.77    100,000.00             10.56%

                                                                  GUARANTEED
                                                                    MINIMUM
                                                                 DEATH BENEFIT
                                              MAXIMUM              AT END OF
                                            ANNIVERSARY       EACH CONTRACT YEAR
       CONTRACT          ANNIVERSARY          VALUE(5)       GREATEST OF "A", "B",
         YEAR              VALUE(2)             "C"                 AND "C"
-----------------------  ------------------------------------------------------------
           0                        -                  -          $100,000.00
           1              $102,120.00        $102,120.00           102,120.00
           2               107,001.34   (1)   107,001.34           107,001.34
           3               105,663.82         107,001.34           107,001.34
           4                96,259.74         107,001.34           107,001.34
           5               106,424.77         107,001.34           107,001.34

(1) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

(2) Anniversary Value each year is first established as the Contract Value on that Anniversary and may later be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(5)  Is the Maximum Anniversary Value as of the end of each Contract Year.

APP A-14

--------------------------------------------------------------------------------

Assume your initial Premium Payment is $100,000. At the end of Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

                             TOTAL
                            PREMIUM                                                                         DEATH BENEFIT
                           PAYMENTS                                                      MAXIMUM              AT END OF
             CONTRACT    (ADJUSTED BY          CONTRACT                                ANNIVERSARY       EACH CONTRACT YEAR
 CONTRACT   VALUE(5)(7)   SURRENDERS)            VALUE       ANNIVERSARY                 VALUE(8)       GREATEST OF "A", "B",
   YEAR         "A"           "B"           PERFORMANCE(4)     VALUE(4)                    "C"                 AND "C"
--------------------------------------------------------------------------------------------------------------------------------
    0       $100,000.00   $100,000.00              0.00  %              -                         -         $100,000.00
    1        102,120.00    100,000.00              2.12  %    $141,828.27  (1)(3)       $102,120.00          102,120.00
    2        157,001.34    150,000.00   (2)        4.78  %     146,379.36  (1)(3)(6)     157,001.34          157,001.34
    3        155,038.82    150,000.00             -1.25  %     144,549.62  (3)           157,001.34          157,001.34
    4        141,240.36    150,000.00             -8.90  %     131,684.70  (3)           157,001.34          157,001.34
    5        137,808.04    139,851.70   (3)        4.65  %     137,808.04                146,379.36          146,379.36

(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments as well as previous Anniversary Values. The factor of 0.932344682 is derived by 1-(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). We will reduce the assigned value of Premium Payments and Maximum Anniversary Value as used in this formula based on a factor whenever partial Surrenders occur. The factor is equal to 1-(a/b) where "a" is the amount of the partial Surrender and "b" is the Contract Value immediately prior to the partial Surrender. The impact of the $10,000 Partial Surrender on the Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and later may be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(5)  Does not reflect a Distribution Charge, if applicable.

(6) Is the Maximum Anniversary Value (MAV) as adjusted by subsequent Premium Payments and Partial Surrenders.

(7) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

                    APP A-15

--------------------------------------------------------------------------------

Maximum Anniversary Value Rider Charge

Assume the Maximum Anniversary Value is $102,120.00 and Premium Payments is $100,000. The current rider charge is 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $765.90, or $102,120 x 0.75%.

APP A-16

--------------------------------------------------------------------------------

RETURN OF PREMIUM II DEATH BENEFIT EXAMPLE

Assume your initial Premium Payment is $100,000. In Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

                                                     GUARANTEED
                                                      MINIMUM
                                                   DEATH BENEFIT
  CONTRACT      CONTRACT      PREMIUM                AT END OF
    YEAR      VALUE(3)(4)     PAYMENTS           EACH CONTRACT YEAR
---------------------------------------------------------------------
     0         $100,000.00   $100,000.00             $100,000.00
     1          102,120.00    100,000.00              102,120.00
     2          157,001.34    150,000.00   (1)        157,001.34
     3          155,038.82    150,000.00              155,038.82
     4          141,240.36    150,000.00              150,000.00
     5          137,808.04    139,851.70   (2)        139,851.70

(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments. After multiplying the factor of 0.932344682 to $150,000, the adjusted Premium Payments equal $139,851.70. The factor of
     0.932344682 is derived by 1-(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). The impact of the $10,000 Partial Surrender on the Minimum Guaranteed Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity.

                                                                    APP A-17

-------------------------------------------------------------------------------

RETURN OF PREMIUM I DEATH BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 1 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TAKE A PARTIAL SURRENDER FOR $1,000 AND IN THE SAME CONTRACT YEAR YOU TAKE ANOTHER PARTIAL SURRENDER FOR $10,000, YOUR CONTRACT VALUE IMMEDIATELY FOLLOWING IS $173,000.

YOUR INITIAL VALUE:

$100,000

VALUE AFTER THE SUBSEQUENT PREMIUM PAYMENT OF $50,000:

$150,000, which is the prior value increased by the amount of the subsequent Premium Payments

VALUE AFTER THE PARTIAL SURRENDER ($1,000):

$149,000, which is the prior value reduced dollar-for-dollar by the amount of the Surrender because it is within the withdrawal limit

VALUE AFTER THE ADDITIONAL PARTIAL SURRENDER ($10,000):

$139,674.22, which is the prior value reduced first dollar-for-dollar by the amount of the Surrender not in excess of 5% of Premium Payments ($6,500) and then proportional for the amount in excess of 5% of Premium Payments ($3,500).

The proportionate reduction is determined by first determining the factor:

1 - (excess Surrender/(Contract Value prior to the Surrender - Death Benefit withdrawal limit remaining)

1- ($3,500/($173,000 + $10,000 - $6,500) = .980169971

Once the factor is determined the value prior to the Surrender is first reduced dollar-for-dollar by the amount of the Surrender not in excess of the Death Benefit withdrawal limit:

$149,000 - $6,500 =$142,500

This value is then multiplied by the factor:

$142,500 * .980169971 = $139,674.22

The death benefit would be the Contract Value or $173,000. You will also receive the Personal Pension Account death benefit equal to any remaining Benefit Balance.

EXAMPLE 2: SAME FACTS AS ABOVE EXCEPT THE BENEFIT BALANCE AT THE TIME OF DEATH WAS EQUAL TO $100,000.

The Death Benefit would be $273,000 (Return of Premium Death Benefit = $173,000 + Personal Pension Account Death Benefit = $100,000).

REMAINING GROSS PREMIUM EXAMPLES

EXAMPLE 1: ILLUSTRATES A PARTIAL SURRENDER THAT IS LESS THAN THE AWA IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0, as the AWA was not exceeded

APP A-18

-------------------------------------------------------------------------------

EXAMPLE 2: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME TWO PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 2, FOR $5,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000.

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the second partial Surrender is $75,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $70,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $95,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($5,000) of the AWA

- The CDSC applied to this $5,000 partial Surrender is $350, which is the amount of the partial Surrender in excess of the AWA ($5,000) multiplied by 7%

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $78,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premium is $95,000

                                                                    APP A-19

-------------------------------------------------------------------------------

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $68,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA has been taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $85,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

EXAMPLE 3: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME BOTH PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 1 FOR $10,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $110,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $10,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $10,000, which are your earnings

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $100,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender did not exceed the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the second partial Surrender is $100,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $90,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $90,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $10,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

APP A-20

-------------------------------------------------------------------------------

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $99,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $9,000, which are your earnings

-   Your Remaining Gross Premiums are $90,000

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the third partial surrender is $84,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $84,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($6,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $420, which is the amount of the partial Surrender in excess of the AWA ($6,000) multiplied by 7%

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUM PAYMENTS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUM PAYMENTS WERE MADE FOR $100,000 EACH. ONE PAYMENT WAS APPLIED IN THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $200,000

-   Your Contract Value just prior to the full Surrender is $300,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $100,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $200,000, which is the premium out of CDSC schedule ($100,000) plus your earnings

- Your Remaining Gross Premium for the second Premium Payment (still in CDSC) is $100,000

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $300,000 full Surrender is $4,000, which is the maximum of the full Surrender or Remaining Gross Premium, reduced by the AWA ($100,000) multiplied by 4%

EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the full Surrender is $50,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $50,000 full Surrender is $6,650, which is the maximum of the full Surrender or Remaining Gross Premium reduced by the AWA ($95,000) multiplied by 7% (using the 7-year CDSC schedule applicable to the B-Share Hartford's Personal Retirement Manager variable annuity Contract)

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.



HARTFORD LIFE INSURANCE COMPANY



B SHARES



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.161          $12.553          $13.013          $11.858          $11.393
  Accumulation Unit Value at end of
   period                                    $16.383          $14.161          $12.553          $13.013          $11.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               37               37                3                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.774          $10.362          $12.927          $12.456          $12.122
  Accumulation Unit Value at end of
   period                                    $14.378          $11.774          $10.362          $12.927          $12.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.795          $15.096          $16.603          $13.181          $12.242
  Accumulation Unit Value at end of
   period                                    $24.370          $17.795          $15.096          $16.603          $13.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.105          $13.109          $13.042          $11.689          $11.071
  Accumulation Unit Value at end of
   period                                    $18.546          $15.105          $13.109          $13.042          $11.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.324          $13.565          $13.797          $12.383          $11.557
  Accumulation Unit Value at end of
   period                                    $20.210          $15.324          $13.565          $13.797          $12.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                5                3                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.302          $11.773          $11.179          $10.584          $10.420
  Accumulation Unit Value at end of
   period                                    $11.950          $12.302          $11.773          $11.179          $10.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               19               17               13                1
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.140          $11.528          $11.111          $10.650          $10.580
  Accumulation Unit Value at end of
   period                                    $11.713          $12.140          $11.528          $11.111          $10.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                3                1
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.363          $13.163          $13.954          $12.588          $11.687
  Accumulation Unit Value at end of
   period                                    $18.673          $15.363          $13.163          $13.954          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                1                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.448          $13.776          $12.427          $11.758
  Accumulation Unit Value at end of
   period                                    $19.392          $15.135          $12.448          $13.776          $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-2

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.439          $12.314          $15.355          $12.642          $11.888
  Accumulation Unit Value at end of
   period                                    $18.374          $14.439          $12.314          $15.355          $12.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3                2                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.084          $13.750          $14.481          $12.296          $11.569
  Accumulation Unit Value at end of
   period                                    $20.771          $16.084          $13.750          $14.481          $12.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               33               31               11                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.216          $13.052          $13.401          $12.121          $11.403
  Accumulation Unit Value at end of
   period                                    $20.158          $15.216          $13.052          $13.401          $12.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               14               11                5                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.147          $11.238          $13.168          $12.377          $11.864
  Accumulation Unit Value at end of
   period                                    $15.859          $13.147          $11.238          $13.168          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26               24                8                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.494          $12.400          $14.530          $12.423          $11.491
  Accumulation Unit Value at end of
   period                                    $16.017          $14.494          $12.400          $14.530          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.177          $13.998          $14.472          $12.439          $11.765
  Accumulation Unit Value at end of
   period                                    $21.078          $16.177          $13.998          $14.472          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12                8                4                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.766          $13.831          $15.592          $12.188          $11.509
  Accumulation Unit Value at end of
   period                                    $21.314          $15.766          $13.831          $15.592          $12.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               10                6                2                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.941          $12.710          $12.230          $11.252          $10.797
  Accumulation Unit Value at end of
   period                                    $13.877          $13.941          $12.710          $12.230          $11.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                2                2                1                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.567          $13.402          $14.164          $12.263          $11.310
  Accumulation Unit Value at end of
   period                                    $19.898          $14.567          $13.402          $14.164          $12.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.281          $13.644          $13.406          $11.972          $11.061
  Accumulation Unit Value at end of
   period                                    $17.312          $15.281          $13.644          $13.406          $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               14               14                6                1
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.577          $14.904          $14.145          $11.785          $11.215
  Accumulation Unit Value at end of
   period                                    $21.372          $16.577          $14.904          $14.145          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                4                1                -

                                                                     APP B-3

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.733          $15.069          $15.755          $12.356          $12.164
  Accumulation Unit Value at end of
   period                                    $24.018          $17.733          $15.069          $15.755          $12.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2                2                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.539          $15.004          $15.866          $12.507          $11.581
  Accumulation Unit Value at end of
   period                                    $22.709          $16.539          $15.004          $15.866          $12.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.027          $12.513          $12.273          $11.125          $10.629
  Accumulation Unit Value at end of
   period                                    $14.399          $14.027          $12.513          $12.273          $11.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               14                3                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.138          $12.856          $14.584          $12.581          $11.724
  Accumulation Unit Value at end of
   period                                    $20.949          $15.138          $12.856          $14.584          $12.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               75               79               31                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.984          $13.657          $13.569          $11.958          $11.266
  Accumulation Unit Value at end of
   period                                    $21.600          $15.984          $13.657          $13.569          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.542          $13.751          $13.640          $12.110          $11.379
  Accumulation Unit Value at end of
   period                                    $20.402          $15.542          $13.751          $13.640          $12.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               52               56               20                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.808          $12.059          $14.074          $12.380          $11.691
  Accumulation Unit Value at end of
   period                                    $20.082          $14.808          $12.059          $14.074          $12.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.426          $13.095          $14.507          $12.568          $11.756
  Accumulation Unit Value at end of
   period                                    $19.801          $15.426          $13.095          $14.507          $12.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.345          $13.024          $14.376          $12.103          $11.451
  Accumulation Unit Value at end of
   period                                    $20.687          $15.345          $13.024          $14.376          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.639          $13.182          $14.538          $12.428          $11.576
  Accumulation Unit Value at end of
   period                                    $22.474          $16.639          $13.182          $14.538          $12.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               19               10                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.894          $14.853          $14.258          $12.337          $11.125
  Accumulation Unit Value at end of
   period                                    $17.890          $16.894          $14.853          $14.258          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               17               17                7                -

APP B-4

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.107          $14.035          $13.883          $12.191          $11.438
  Accumulation Unit Value at end of
   period                                    $21.093          $16.107          $14.035          $13.883          $12.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.390          $12.032          $14.057          $12.339          $11.997
  Accumulation Unit Value at end of
   period                                    $17.404          $14.390          $12.032          $14.057          $12.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.748          $14.555          $15.137          $12.256          $11.539
  Accumulation Unit Value at end of
   period                                    $24.060          $16.748          $14.555          $15.137          $12.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.061          $12.207          $11.466          $10.718          $10.512
  Accumulation Unit Value at end of
   period                                    $12.819          $13.061          $12.207          $11.466          $10.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              119              115               51                1
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.394          $11.043          $10.582          $10.247          $10.170
  Accumulation Unit Value at end of
   period                                    $11.146          $11.394          $11.043          $10.582          $10.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6                6                5                -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.831           $9.880           $9.930           $9.979           $9.994
  Accumulation Unit Value at end of
   period                                     $9.782           $9.831           $9.880           $9.930           $9.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               11               16                2                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.653          $13.447          $13.785          $12.081          $11.482
  Accumulation Unit Value at end of
   period                                    $20.550          $15.653          $13.447          $13.785          $12.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                2                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.695          $12.999          $13.103          $12.053          $11.490
  Accumulation Unit Value at end of
   period                                    $18.852          $14.695          $12.999          $13.103          $12.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                4                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.454          $12.604          $13.619          $12.155          $11.425
  Accumulation Unit Value at end of
   period                                    $17.074          $14.454          $12.604          $13.619          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               13                3                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.043          $12.758          $13.714          $12.114          $11.393
  Accumulation Unit Value at end of
   period                                    $17.950          $14.043          $12.758          $13.714          $12.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.528          $14.615          $14.834          $11.628          $11.364
  Accumulation Unit Value at end of
   period                                    $22.544          $16.528          $14.615          $14.834          $11.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                6                1                -

                                                                     APP B-5

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.131          $12.620          $12.151          $10.873          $10.520
  Accumulation Unit Value at end of
   period                                    $15.210          $14.131          $12.620          $12.151          $10.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                3                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.468          $12.241          $12.880          $10.876          $10.797
  Accumulation Unit Value at end of
   period                                    $18.193          $13.468          $12.241          $12.880          $10.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               14                4                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.761          $11.442          $12.244          $10.480          $10.668
  Accumulation Unit Value at end of
   period                                    $17.255          $12.761          $11.442          $12.244          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                1                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.275          $13.971          $14.120          $12.337          $11.407
  Accumulation Unit Value at end of
   period                                    $22.104          $16.275          $13.971          $14.120          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4                2                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.306          $12.945          $13.332          $12.084          $11.402
  Accumulation Unit Value at end of
   period                                    $20.063          $15.306          $12.945          $13.332          $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.973          $12.179          $11.495          $10.776          $10.569
  Accumulation Unit Value at end of
   period                                    $12.742          $12.973          $12.179          $11.495          $10.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               68               64               31                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.729          $12.438          $12.305          $11.280          $10.911
  Accumulation Unit Value at end of
   period                                    $16.221          $13.729          $12.438          $12.305          $11.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               65               64               11                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.872          $12.898          $13.023          $11.768          $11.180
  Accumulation Unit Value at end of
   period                                    $20.065          $14.872          $12.898          $13.023          $11.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               36               26               10                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.708          $12.163          $12.612          $11.330          $10.887
  Accumulation Unit Value at end of
   period                                    $17.393          $13.708          $12.163          $12.612          $11.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               12               13               11                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.821          $13.043          $13.257          $11.997          $11.474
  Accumulation Unit Value at end of
   period                                    $18.884          $14.821          $13.043          $13.257          $11.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21               22                8                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.119          $13.579          $13.390          $11.950          $11.535
  Accumulation Unit Value at end of
   period                                    $21.238          $16.119          $13.579          $13.390          $11.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -

APP B-6

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.051          $13.807          $13.871          $12.237          $11.532
  Accumulation Unit Value at end of
   period                                    $21.580          $16.051          $13.807          $13.871          $12.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.310          $12.590          $15.403          $12.815          $11.919
  Accumulation Unit Value at end of
   period                                    $20.465          $14.310          $12.590          $15.403          $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                6                1                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.079          $11.977          $13.486          $12.505          $12.045
  Accumulation Unit Value at end of
   period                                    $17.211          $14.079          $11.977          $13.486          $12.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               15               12                3                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.118          $12.342          $12.523          $11.013          $10.491
  Accumulation Unit Value at end of
   period                                    $14.263          $14.118          $12.342          $12.523          $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               33               30               10                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.725          $12.228          $13.235          $12.395          $11.810
  Accumulation Unit Value at end of
   period                                    $19.140          $14.725          $12.228          $13.235          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11                9                3                -



C SHARES



                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                             2013                    2012                    2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $10.514                  $9.399                  $9.827           $9.031           $7.355
  Accumulation Unit Value at end of
   period                               $12.061                 $10.514                  $9.399           $9.827           $9.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 2                       2                       1                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                   $6.276                  $5.570                  $7.008           $6.811           $5.138
  Accumulation Unit Value at end of
   period                                $7.599                  $6.276                  $5.570           $7.008           $6.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -                       -                       -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $12.395                 $10.604                 $11.763           $9.418           $6.692
  Accumulation Unit Value at end of
   period                               $16.831                 $12.395                 $10.604          $11.763           $9.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -                       -                       -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $14.662                 $12.833                 $12.877          $11.639          $11.051
  Accumulation Unit Value at end of
   period                               $17.850                 $14.662                 $12.833          $12.877          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -                       -                       -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                  $14.874                 $13.280                 $13.622          $12.330          $11.536
  Accumulation Unit Value at end of
   period                               $19.451                 $14.874                 $13.280          $13.622          $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 -                       -                       -                -                -

                                                                     APP B-7

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.941          $11.525          $11.037          $10.539          $10.402
  Accumulation Unit Value at end of
   period                                    $11.502          $11.941          $11.525          $11.037          $10.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.784          $11.286          $10.970          $10.605          $10.562
  Accumulation Unit Value at end of
   period                                    $11.273          $11.784          $11.286          $10.970          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.912          $12.886          $13.777          $12.534          $11.667
  Accumulation Unit Value at end of
   period                                    $17.972          $14.912          $12.886          $13.777          $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.691          $12.186          $13.601          $12.374          $11.738
  Accumulation Unit Value at end of
   period                                    $18.664          $14.691          $12.186          $13.601          $12.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.015          $12.055          $15.160          $12.588          $11.867
  Accumulation Unit Value at end of
   period                                    $17.684          $14.015          $12.055          $15.160          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.612          $13.461          $14.297          $12.243          $11.549
  Accumulation Unit Value at end of
   period                                    $19.991          $15.612          $13.461          $14.297          $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.770          $12.777          $13.231          $12.070          $11.383
  Accumulation Unit Value at end of
   period                                    $19.401          $14.770          $12.777          $13.231          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.761          $11.001          $13.001          $12.325          $11.843
  Accumulation Unit Value at end of
   period                                    $15.263          $12.761          $11.001          $13.001          $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.069          $12.139          $14.345          $12.370          $11.470
  Accumulation Unit Value at end of
   period                                    $15.415          $14.069          $12.139          $14.345          $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.763           $9.393           $9.794           $8.490           $6.352
  Accumulation Unit Value at end of
   period                                    $13.906          $10.763           $9.393           $9.794           $8.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                2
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.186           $9.897          $11.253           $8.871           $6.434
  Accumulation Unit Value at end of
   period                                    $14.995          $11.186           $9.897          $11.253           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-8

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.532          $12.443          $12.074          $11.204          $10.778
  Accumulation Unit Value at end of
   period                                    $13.355          $13.532          $12.443          $12.074          $11.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.140          $13.120          $13.985          $12.211          $11.290
  Accumulation Unit Value at end of
   period                                    $19.151          $14.140          $13.120          $13.985          $12.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.833          $13.357          $13.236          $11.920          $11.041
  Accumulation Unit Value at end of
   period                                    $16.662          $14.833          $13.357          $13.236          $11.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.091          $14.590          $13.965          $11.735          $11.196
  Accumulation Unit Value at end of
   period                                    $20.570          $16.091          $14.590          $13.965          $11.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.213          $14.752          $15.555          $12.304          $12.142
  Accumulation Unit Value at end of
   period                                    $23.117          $17.213          $14.752          $15.555          $12.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.054          $14.688          $15.665          $12.453          $11.560
  Accumulation Unit Value at end of
   period                                    $21.856          $16.054          $14.688          $15.665          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.616          $12.249          $12.117          $11.077          $10.611
  Accumulation Unit Value at end of
   period                                    $13.859          $13.616          $12.249          $12.117          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.840           $8.428           $9.642           $8.389           $5.837
  Accumulation Unit Value at end of
   period                                    $13.502           $9.840           $8.428           $9.642           $8.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                5                5                5
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.036           $9.510           $9.529           $8.469           $6.832
  Accumulation Unit Value at end of
   period                                    $14.787          $11.036           $9.510           $9.529           $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.010           $9.825           $9.829           $8.800           $7.154
  Accumulation Unit Value at end of
   period                                    $14.331          $11.010           $9.825           $9.829           $8.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                3                1
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.402           $6.901           $8.123           $7.206           $5.385
  Accumulation Unit Value at end of
   period                                    $11.298           $8.402           $6.901           $8.123           $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                     APP B-9

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.340           $8.853           $9.891           $8.642           $6.163
  Accumulation Unit Value at end of
   period                                    $13.161          $10.340           $8.853           $9.891           $8.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.771           $9.220          $10.264           $8.715           $6.580
  Accumulation Unit Value at end of
   period                                    $14.398          $10.771           $9.220          $10.264           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                2                2
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.096           $8.067           $8.973           $7.736           $6.050
  Accumulation Unit Value at end of
   period                                    $13.521          $10.096           $8.067           $8.973           $7.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.150          $13.433          $13.005          $11.349           $7.645
  Accumulation Unit Value at end of
   period                                    $15.908          $15.150          $13.433          $13.005          $11.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.635          $13.740          $13.707          $12.139          $11.417
  Accumulation Unit Value at end of
   period                                    $20.301          $15.635          $13.740          $13.707          $12.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.349           $7.884           $9.289           $8.224           $6.246
  Accumulation Unit Value at end of
   period                                    $11.211           $9.349           $7.884           $9.289           $8.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.314           $9.917          $10.401           $8.493           $6.658
  Accumulation Unit Value at end of
   period                                    $16.116          $11.314           $9.917          $10.401           $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.161          $11.463          $10.859          $10.238           $9.022
  Accumulation Unit Value at end of
   period                                    $11.835          $12.161          $11.463          $10.859          $10.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               20               22                8                8
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.632          $10.392          $10.044           $9.808           $9.617
  Accumulation Unit Value at end of
   period                                    $10.313          $10.632          $10.392          $10.044           $9.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                4                4                4
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.116           $1.132           $1.147           $1.162           $1.177
  Accumulation Unit Value at end of
   period                                     $1.101           $1.116           $1.132           $1.147           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,307           28,705           32,805           32,340           44,764
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.992           $9.524           $9.846           $8.703           $7.093
  Accumulation Unit Value at end of
   period                                    $14.309          $10.992           $9.524           $9.846           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-10

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.910           $9.733           $9.895           $9.180           $7.270
  Accumulation Unit Value at end of
   period                                    $13.879          $10.910           $9.733           $9.895           $9.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.886           $8.694           $9.475           $8.528           $6.407
  Accumulation Unit Value at end of
   period                                    $11.579           $9.886           $8.694           $9.475           $8.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.631          $12.490          $13.540          $12.062          $11.373
  Accumulation Unit Value at end of
   period                                    $17.276          $13.631          $12.490          $13.540          $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.467          $11.118          $11.381           $8.997           $7.543
  Accumulation Unit Value at end of
   period                                    $16.861          $12.467          $11.118          $11.381           $8.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.999          $12.609          $12.244          $11.050           $8.339
  Accumulation Unit Value at end of
   period                                    $14.941          $13.999          $12.609          $12.244          $11.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.092          $12.000          $12.735          $10.844          $10.784
  Accumulation Unit Value at end of
   period                                    $17.535          $13.092          $12.000          $12.735          $10.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.623           $8.702           $9.391           $8.107           $6.911
  Accumulation Unit Value at end of
   period                                    $12.902           $9.623           $8.702           $9.391           $8.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.822          $10.235          $10.432           $9.193           $6.785
  Accumulation Unit Value at end of
   period                                    $15.920          $11.822          $10.235          $10.432           $9.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.988           $9.372           $9.735           $8.899           $7.127
  Accumulation Unit Value at end of
   period                                    $14.282          $10.988           $9.372           $9.735           $8.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.831          $12.148          $11.564          $10.933           $9.561
  Accumulation Unit Value at end of
   period                                    $12.495          $12.831          $12.148          $11.564          $10.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.070          $10.115          $10.092           $9.330           $8.033
  Accumulation Unit Value at end of
   period                                    $12.968          $11.070          $10.115          $10.092           $9.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-11

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.821           $9.465           $9.638           $8.784           $7.271
  Accumulation Unit Value at end of
   period                                    $14.476          $10.821           $9.465           $9.638           $8.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                4                4
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.305          $11.907          $12.452          $11.281          $10.868
  Accumulation Unit Value at end of
   period                                    $16.740          $13.305          $11.907          $12.452          $11.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.386          $12.769          $13.089          $11.946          $11.454
  Accumulation Unit Value at end of
   period                                    $18.175          $14.386          $12.769          $13.089          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.647          $13.293          $13.220          $11.899          $11.514
  Accumulation Unit Value at end of
   period                                    $20.441          $15.647          $13.293          $13.220          $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.580          $13.517          $13.695          $12.185          $11.511
  Accumulation Unit Value at end of
   period                                    $20.770          $15.580          $13.517          $13.695          $12.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.890          $12.325          $15.207          $12.760          $11.898
  Accumulation Unit Value at end of
   period                                    $19.696          $13.890          $12.325          $15.207          $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.666          $11.725          $13.315          $12.452          $12.023
  Accumulation Unit Value at end of
   period                                    $16.565          $13.666          $11.725          $13.315          $12.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.704          $12.082          $12.364          $10.966          $10.472
  Accumulation Unit Value at end of
   period                                    $13.728          $13.704          $12.082          $12.364          $10.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.293          $11.971          $13.067          $12.342          $11.789
  Accumulation Unit Value at end of
   period                                    $18.422          $14.293          $11.971          $13.067          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -



I SHARES



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.260          $12.616          $13.053          $11.870          $11.397
  Accumulation Unit Value at end of
   period                                    $16.531          $14.260          $12.616          $13.053          $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-12

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.857          $10.414          $12.966          $12.469          $12.127
  Accumulation Unit Value at end of
   period                                    $14.508          $11.857          $10.414          $12.966          $12.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.920          $15.172          $16.653          $13.195          $12.248
  Accumulation Unit Value at end of
   period                                    $24.590          $17.920          $15.172          $16.653          $13.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.212          $13.175          $13.082          $11.701          $11.076
  Accumulation Unit Value at end of
   period                                    $18.714          $15.212          $13.175          $13.082          $11.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.432          $13.633          $13.838          $12.395          $11.561
  Accumulation Unit Value at end of
   period                                    $20.393          $15.432          $13.633          $13.838          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.388          $11.832          $11.213          $10.595          $10.424
  Accumulation Unit Value at end of
   period                                    $12.059          $12.388          $11.832          $11.213          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.225          $11.586          $11.144          $10.661          $10.585
  Accumulation Unit Value at end of
   period                                    $11.819          $12.225          $11.586          $11.144          $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.471          $13.229          $13.996          $12.600          $11.692
  Accumulation Unit Value at end of
   period                                    $18.842          $15.471          $13.229          $13.996          $12.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.242          $12.511          $13.817          $12.440          $11.763
  Accumulation Unit Value at end of
   period                                    $19.567          $15.242          $12.511          $13.817          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.541          $12.376          $15.401          $12.655          $11.893
  Accumulation Unit Value at end of
   period                                    $18.540          $14.541          $12.376          $15.401          $12.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.197          $13.819          $14.524          $12.308          $11.574
  Accumulation Unit Value at end of
   period                                    $20.958          $16.197          $13.819          $14.524          $12.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.323          $13.117          $13.441          $12.134          $11.408
  Accumulation Unit Value at end of
   period                                    $20.340          $15.323          $13.117          $13.441          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-13

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.239          $11.294          $13.207          $12.390          $11.869
  Accumulation Unit Value at end of
   period                                    $16.002          $13.239          $11.294          $13.207          $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.596          $12.462          $14.573          $12.436          $11.495
  Accumulation Unit Value at end of
   period                                    $16.162          $14.596          $12.462          $14.573          $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.291          $14.069          $14.515          $12.451          $11.770
  Accumulation Unit Value at end of
   period                                    $21.269          $16.291          $14.069          $14.515          $12.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.877          $13.900          $15.639          $12.201          $11.514
  Accumulation Unit Value at end of
   period                                    $21.507          $15.877          $13.900          $15.639          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.039          $12.774          $12.266          $11.263          $10.801
  Accumulation Unit Value at end of
   period                                    $14.002          $14.039          $12.774          $12.266          $11.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.670          $13.469          $14.207          $12.275          $11.315
  Accumulation Unit Value at end of
   period                                    $20.078          $14.670          $13.469          $14.207          $12.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.389          $13.712          $13.446          $11.984          $11.065
  Accumulation Unit Value at end of
   period                                    $17.468          $15.389          $13.712          $13.446          $11.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.693          $14.978          $14.187          $11.797          $11.220
  Accumulation Unit Value at end of
   period                                    $21.565          $16.693          $14.978          $14.187          $11.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.857          $15.145          $15.802          $12.369          $12.169
  Accumulation Unit Value at end of
   period                                    $24.235          $17.857          $15.145          $15.802          $12.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.655          $15.079          $15.914          $12.519          $11.586
  Accumulation Unit Value at end of
   period                                    $22.914          $16.655          $15.079          $15.914          $12.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.126          $12.575          $12.310          $11.136          $10.634
  Accumulation Unit Value at end of
   period                                    $14.530          $14.126          $12.575          $12.310          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-14

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.245          $12.921          $14.628          $12.594          $11.729
  Accumulation Unit Value at end of
   period                                    $21.138          $15.245          $12.921          $14.628          $12.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.096          $13.726          $13.610          $11.970          $11.270
  Accumulation Unit Value at end of
   period                                    $21.796          $16.096          $13.726          $13.610          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.652          $13.820          $13.681          $12.122          $11.384
  Accumulation Unit Value at end of
   period                                    $20.586          $15.652          $13.820          $13.681          $12.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.912          $12.120          $14.116          $12.393          $11.696
  Accumulation Unit Value at end of
   period                                    $20.263          $14.912          $12.120          $14.116          $12.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.535          $13.161          $14.551          $12.580          $11.761
  Accumulation Unit Value at end of
   period                                    $19.981          $15.535          $13.161          $14.551          $12.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.453          $13.089          $14.419          $12.116          $11.456
  Accumulation Unit Value at end of
   period                                    $20.874          $15.453          $13.089          $14.419          $12.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.756          $13.248          $14.582          $12.440          $11.581
  Accumulation Unit Value at end of
   period                                    $22.677          $16.756          $13.248          $14.582          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.012          $14.927          $14.301          $12.349          $11.130
  Accumulation Unit Value at end of
   period                                    $18.052          $17.012          $14.927          $14.301          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.221          $14.106          $13.925          $12.203          $11.442
  Accumulation Unit Value at end of
   period                                    $21.283          $16.221          $14.106          $13.925          $12.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.491          $12.093          $14.099          $12.352          $12.002
  Accumulation Unit Value at end of
   period                                    $17.562          $14.491          $12.093          $14.099          $12.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.866          $14.629          $15.183          $12.268          $11.544
  Accumulation Unit Value at end of
   period                                    $24.278          $16.866          $14.629          $15.183          $12.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-15

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.153          $12.268          $11.501          $10.729          $10.516
  Accumulation Unit Value at end of
   period                                    $12.935          $13.153          $12.268          $11.501          $10.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $11.098          $10.614          $10.257          $10.175
  Accumulation Unit Value at end of
   period                                    $11.247          $11.474          $11.098          $10.614          $10.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.900           $9.930           $9.959           $9.989           $9.998
  Accumulation Unit Value at end of
   period                                     $9.870           $9.900           $9.930           $9.959           $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.763          $13.515          $13.826          $12.094          $11.487
  Accumulation Unit Value at end of
   period                                    $20.736          $15.763          $13.515          $13.826          $12.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.182          $11.043          $10.362                -                -
  Accumulation Unit Value at end of
   period                                    $12.318          $12.182          $11.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.798          $13.064          $13.142          $12.066          $11.494
  Accumulation Unit Value at end of
   period                                    $19.023          $14.798          $13.064          $13.142          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.556          $12.667          $13.660          $12.167          $11.430
  Accumulation Unit Value at end of
   period                                    $17.228          $14.556          $12.667          $13.660          $12.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.142          $12.822          $13.756          $12.126          $11.398
  Accumulation Unit Value at end of
   period                                    $18.112          $14.142          $12.822          $13.756          $12.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.997                -                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $9.984                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.644          $14.688          $14.878          $11.639          $11.369
  Accumulation Unit Value at end of
   period                                    $22.747          $16.644          $14.688          $14.878          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.226          $12.679          $12.183          $10.880          $10.523
  Accumulation Unit Value at end of
   period                                    $15.342          $14.226          $12.679          $12.183          $10.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-16

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.558          $12.298          $12.915          $10.883          $10.800
  Accumulation Unit Value at end of
   period                                    $18.352          $13.558          $12.298          $12.915          $10.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.846          $11.495          $12.276          $10.487          $10.670
  Accumulation Unit Value at end of
   period                                    $17.406          $12.846          $11.495          $12.276          $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.389          $14.041          $14.162          $12.349          $11.411
  Accumulation Unit Value at end of
   period                                    $22.304          $16.389          $14.041          $14.162          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.414          $13.010          $13.372          $12.096          $11.407
  Accumulation Unit Value at end of
   period                                    $20.245          $15.414          $13.010          $13.372          $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.064          $12.240          $11.530          $10.787          $10.574
  Accumulation Unit Value at end of
   period                                    $12.857          $13.064          $12.240          $11.530          $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.826          $12.500          $12.342          $11.292          $10.916
  Accumulation Unit Value at end of
   period                                    $16.367          $13.826          $12.500          $12.342          $11.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.976          $12.962          $13.062          $11.780          $11.185
  Accumulation Unit Value at end of
   period                                    $20.246          $14.976          $12.962          $13.062          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.804          $12.224          $12.650          $11.341          $10.891
  Accumulation Unit Value at end of
   period                                    $17.551          $13.804          $12.224          $12.650          $11.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.925          $13.109          $13.297          $12.009          $11.479
  Accumulation Unit Value at end of
   period                                    $19.055          $14.925          $13.109          $13.297          $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.233          $13.647          $13.430          $11.962          $11.540
  Accumulation Unit Value at end of
   period                                    $21.430          $16.233          $13.647          $13.430          $11.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.164          $13.877          $13.912          $12.249          $11.537
  Accumulation Unit Value at end of
   period                                    $21.775          $16.164          $13.877          $13.912          $12.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-17

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.411          $12.654          $15.449          $12.828          $11.924
  Accumulation Unit Value at end of
   period                                    $20.650          $14.411          $12.654          $15.449          $12.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.178          $12.037          $13.526          $12.518          $12.050
  Accumulation Unit Value at end of
   period                                    $17.367          $14.178          $12.037          $13.526          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.217          $12.404          $12.561          $11.024          $10.495
  Accumulation Unit Value at end of
   period                                    $14.392          $14.217          $12.404          $12.561          $11.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                2                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.829          $12.290          $13.275          $12.407          $11.815
  Accumulation Unit Value at end of
   period                                    $19.313          $14.829          $12.290          $13.275          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -



(a)  Inception date July 15, 2013.



L SHARES



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.241          $10.059          $10.528          $10.297                -
  Accumulation Unit Value at end of
   period                                    $12.882          $11.241          $10.059          $10.528                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.499           $8.439          $10.629          $10.441                -
  Accumulation Unit Value at end of
   period                                    $11.490           $9.499           $8.439          $10.629                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.291          $11.427          $10.538                -
  Accumulation Unit Value at end of
   period                                    $16.301          $12.016          $10.291          $11.427                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.272          $10.752          $10.799          $10.439                -
  Accumulation Unit Value at end of
   period                                    $14.925          $12.272          $10.752          $10.799                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.805          $10.550          $10.832          $10.345                -
  Accumulation Unit Value at end of
   period                                    $15.422          $11.805          $10.550          $10.832                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                2                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.599          $10.241           $9.816           $9.921                -
  Accumulation Unit Value at end of
   period                                    $10.199          $10.599          $10.241           $9.816                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-18

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.479          $10.046           $9.775           $9.902                -
  Accumulation Unit Value at end of
   period                                    $10.015          $10.479          $10.046           $9.775                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.606           $9.652          $10.783          $10.444                -
  Accumulation Unit Value at end of
   period                                    $13.973          $11.606           $9.652          $10.783                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.625          $10.039          $10.743          $10.389                -
  Accumulation Unit Value at end of
   period                                    $14.753          $11.625          $10.039          $10.743                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.089           $8.686          $10.934          $10.574                -
  Accumulation Unit Value at end of
   period                                    $12.717          $10.089           $8.686          $10.934                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.499          $11.163          $10.584                -
  Accumulation Unit Value at end of
   period                                    $15.561          $12.165          $10.499          $11.163                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               41               18                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.158          $10.528          $10.913          $10.432                -
  Accumulation Unit Value at end of
   period                                    $15.954          $12.158          $10.528          $10.913                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               22                4                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.224           $8.822          $10.436          $10.318                -
  Accumulation Unit Value at end of
   period                                    $12.216          $10.224           $8.822          $10.436                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               13                2                -                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.321           $8.914          $10.545          $10.356                -
  Accumulation Unit Value at end of
   period                                    $11.298          $10.321           $8.914          $10.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.263          $10.713          $11.181          $10.520                -
  Accumulation Unit Value at end of
   period                                    $15.828          $12.263          $10.713          $11.181                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               26                3                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.800           $9.565          $10.887          $10.551                -
  Accumulation Unit Value at end of
   period                                    $14.463          $10.800           $9.565          $10.887                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.180          $10.290           $9.995          $10.048                -
  Accumulation Unit Value at end of
   period                                    $11.023          $11.180          $10.290           $9.995                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                    APP B-19

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.081          $10.291          $10.981          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.992          $11.081          $10.291          $10.981                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.696          $10.542          $10.457          $10.260                -
  Accumulation Unit Value at end of
   period                                    $13.124          $11.696          $10.542          $10.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.416          $11.269          $10.797          $10.340                -
  Accumulation Unit Value at end of
   period                                    $15.856          $12.416          $11.269          $10.797                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               11                -                -                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.949          $11.109          $11.725          $10.775                -
  Accumulation Unit Value at end of
   period                                    $17.373          $12.949          $11.109          $11.725                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                -                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.672          $10.690          $11.412          $10.538                -
  Accumulation Unit Value at end of
   period                                    $15.875          $11.672          $10.690          $11.412                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.305          $10.180          $10.081          $10.052                -
  Accumulation Unit Value at end of
   period                                    $11.495          $11.305          $10.180          $10.081                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.465           $9.829          $11.257          $10.681                -
  Accumulation Unit Value at end of
   period                                    $15.715          $11.465           $9.829          $11.257                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.791          $11.034          $11.067          $10.566                -
  Accumulation Unit Value at end of
   period                                    $17.123          $12.791          $11.034          $11.067                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.231          $10.925          $10.941          $10.394                -
  Accumulation Unit Value at end of
   period                                    $15.904          $12.231          $10.925          $10.941                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.528           $9.478          $11.167          $10.738                -
  Accumulation Unit Value at end of
   period                                    $15.486          $11.528           $9.478          $11.167                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.368           $9.742          $10.896          $10.508                -
  Accumulation Unit Value at end of
   period                                    $14.455          $11.368           $9.742          $10.896                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-20

-------------------------------------------------------------------------------


                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2013             2012             2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.048          $10.322          $11.503          $10.816                -
  Accumulation Unit Value at end of period       $16.088          $12.048          $10.322          $11.503                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.749          $10.196          $11.352          $10.715                -
  Accumulation Unit Value at end of period       $17.056          $12.749          $10.196          $11.352                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.049          $10.694          $10.364          $10.279                -
  Accumulation Unit Value at end of period       $12.639          $12.049          $10.694          $10.364                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.545          $11.036          $11.020          $10.493                -
  Accumulation Unit Value at end of period       $16.273          $12.545          $11.036          $11.020                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   210              225                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $10.746           $9.071          $10.698          $10.486                -
  Accumulation Unit Value at end of period       $12.873          $10.746           $9.071          $10.698                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.536          $10.999          $11.547          $10.600                -
  Accumulation Unit Value at end of period       $17.838          $12.536          $10.999          $11.547                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.060          $10.435           $9.896           $9.937                -
  Accumulation Unit Value at end of period       $10.752          $11.060          $10.435           $9.896                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $10.299          $10.077           $9.749           $9.911                -
  Accumulation Unit Value at end of period        $9.980          $10.299          $10.077           $9.749                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $9.679           $9.820           $9.964           $9.982                -
  Accumulation Unit Value at end of period        $9.539           $9.679           $9.820           $9.964                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.398          $10.753          $11.127          $10.440                -
  Accumulation Unit Value at end of period       $16.123          $12.398          $10.753          $11.127                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.934          $10.943          $10.348                -                -
  Accumulation Unit Value at end of period       $11.929          $11.934          $10.943                -                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -

                                                                    APP B-21

-------------------------------------------------------------------------------


                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2013             2012             2011             2010             2009
---------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.954          $10.675          $10.863          $10.355                -
  Accumulation Unit Value at end of period       $15.191          $11.954          $10.675          $10.863                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     3                4                1                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.146           $9.812          $10.704          $10.458                -
  Accumulation Unit Value at end of period       $13.042          $11.146           $9.812          $10.704                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    18               21                9                -                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $10.956          $10.049          $10.905          $10.400                -
  Accumulation Unit Value at end of period       $13.872          $10.956          $10.049          $10.905                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $9.982                -                -                -                -  (a)
  Accumulation Unit Value at end of period        $9.917                -                -                -                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.686          $11.324          $11.604          $10.611                -
  Accumulation Unit Value at end of period       $17.140          $12.686          $11.324          $11.604                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     1                1                -                -                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.693          $10.543          $10.248          $10.209                -
  Accumulation Unit Value at end of period       $12.467          $11.693          $10.543          $10.248                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.581          $10.625          $11.287          $10.665                -
  Accumulation Unit Value at end of period       $15.496          $11.581          $10.625          $11.287                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    18               23               15                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.516          $10.424          $11.261          $10.600                -
  Accumulation Unit Value at end of period       $15.424          $11.516          $10.424          $11.261                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.685          $10.993          $11.216          $10.593                -
  Accumulation Unit Value at end of period       $17.065          $12.685          $10.993          $11.216                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $12.323          $10.521          $10.940          $10.476                -
  Accumulation Unit Value at end of period       $16.000          $12.323          $10.521          $10.940                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $10.937          $10.365           $9.877           $9.950                -
  Accumulation Unit Value at end of period       $10.641          $10.937          $10.365           $9.877                -
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     3                3                1                -                -

APP B-22

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.479          $10.498          $10.486          $10.243                -
  Accumulation Unit Value at end of
   period                                    $13.433          $11.479          $10.498          $10.486                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.200          $10.682          $10.889          $10.441                -
  Accumulation Unit Value at end of
   period                                    $16.305          $12.200          $10.682          $10.889                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               28                3                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.151           $9.989          $10.456          $10.326                -
  Accumulation Unit Value at end of
   period                                    $14.016          $11.151           $9.989          $10.456                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.688          $10.384          $10.655          $10.342                -
  Accumulation Unit Value at end of
   period                                    $14.751          $11.688          $10.384          $10.655                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23                -                -                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.902          $10.972          $10.923          $10.430                -
  Accumulation Unit Value at end of
   period                                    $16.838          $12.902          $10.972          $10.923                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.582          $10.927          $11.082          $10.520                -
  Accumulation Unit Value at end of
   period                                    $16.756          $12.582          $10.927          $11.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.136           $9.003          $11.120          $10.541                -
  Accumulation Unit Value at end of
   period                                    $14.359          $10.136           $9.003          $11.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               10                -                -                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.941           $9.397          $10.682          $10.493                -
  Accumulation Unit Value at end of
   period                                    $13.249          $10.941           $9.397          $10.682                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14                2                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.116           $9.810          $10.050           $9.982                -
  Accumulation Unit Value at end of
   period                                    $11.125          $11.116           $9.810          $10.050                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.664           $9.778          $10.685          $10.415                -
  Accumulation Unit Value at end of
   period                                    $15.018          $11.664           $9.778          $10.685                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23                1                -                -



(a)  Inception date July 15, 2013.

                                                                    APP B-23

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



B SHARES



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.161          $12.553          $13.013          $11.858          $11.393
  Accumulation Unit Value at end of
   period                                    $16.383          $14.161          $12.553          $13.013          $11.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               34               35               20                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.774          $10.362          $12.927          $12.456          $12.122
  Accumulation Unit Value at end of
   period                                    $14.378          $11.774          $10.362          $12.927          $12.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               29               39               24                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.795          $15.096          $16.603          $13.181          $12.242
  Accumulation Unit Value at end of
   period                                    $24.370          $17.795          $15.096          $16.603          $13.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               39               43               20                1
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.105          $13.109          $13.042          $11.689          $11.071
  Accumulation Unit Value at end of
   period                                    $18.546          $15.105          $13.109          $13.042          $11.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               74               71               56                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.324          $13.565          $13.797          $12.383          $11.557
  Accumulation Unit Value at end of
   period                                    $20.210          $15.324          $13.565          $13.797          $12.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89               74               43                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.302          $11.773          $11.179          $10.584          $10.420
  Accumulation Unit Value at end of
   period                                    $11.950          $12.302          $11.773          $11.179          $10.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              328              331              198                7
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.140          $11.528          $11.111          $10.650          $10.580
  Accumulation Unit Value at end of
   period                                    $11.713          $12.140          $11.528          $11.111          $10.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               26               34               29                1
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.363          $13.163          $13.954          $12.588          $11.687
  Accumulation Unit Value at end of
   period                                    $18.673          $15.363          $13.163          $13.954          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               65               74               51                2
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.448          $13.776          $12.427          $11.758
  Accumulation Unit Value at end of
   period                                    $19.392          $15.135          $12.448          $13.776          $12.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               54               59               38                1
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.439          $12.314          $15.355          $12.642          $11.888
  Accumulation Unit Value at end of
   period                                    $18.374          $14.439          $12.314          $15.355          $12.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     82               87               96               70                2

APP B-24

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.084          $13.750          $14.481          $12.296          $11.569
  Accumulation Unit Value at end of
   period                                    $20.771          $16.084          $13.750          $14.481          $12.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    467              545              510              245                7
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.216          $13.052          $13.401          $12.121          $11.403
  Accumulation Unit Value at end of
   period                                    $20.158          $15.216          $13.052          $13.401          $12.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    229              279              261              114                4
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.147          $11.238          $13.168          $12.377          $11.864
  Accumulation Unit Value at end of
   period                                    $15.859          $13.147          $11.238          $13.168          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    369              413              392              194                5
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.494          $12.400          $14.530          $12.423          $11.491
  Accumulation Unit Value at end of
   period                                    $16.017          $14.494          $12.400          $14.530          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              104              111               83                2
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.177          $13.998          $14.472          $12.439          $11.765
  Accumulation Unit Value at end of
   period                                    $21.078          $16.177          $13.998          $14.472          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              162              161               66                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.766          $13.831          $15.592          $12.188          $11.509
  Accumulation Unit Value at end of
   period                                    $21.314          $15.766          $13.831          $15.592          $12.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    166              169              174               86                1
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.941          $12.710          $12.230          $11.252          $10.797
  Accumulation Unit Value at end of
   period                                    $13.877          $13.941          $12.710          $12.230          $11.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               42               41               11                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.567          $13.402          $14.164          $12.263          $11.310
  Accumulation Unit Value at end of
   period                                    $19.898          $14.567          $13.402          $14.164          $12.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                7                3                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.281          $13.644          $13.406          $11.972          $11.061
  Accumulation Unit Value at end of
   period                                    $17.312          $15.281          $13.644          $13.406          $11.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              280              276              223                2
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.577          $14.904          $14.145          $11.785          $11.215
  Accumulation Unit Value at end of
   period                                    $21.372          $16.577          $14.904          $14.145          $11.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              125              123               44                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.733          $15.069          $15.755          $12.356          $12.164
  Accumulation Unit Value at end of
   period                                    $24.018          $17.733          $15.069          $15.755          $12.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               46               57               34                1

                                                                    APP B-25

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.539          $15.004          $15.866          $12.507          $11.581
  Accumulation Unit Value at end of
   period                                    $22.709          $16.539          $15.004          $15.866          $12.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               49               60               41                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.027          $12.513          $12.273          $11.125          $10.629
  Accumulation Unit Value at end of
   period                                    $14.399          $14.027          $12.513          $12.273          $11.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    193              199              213              104                1
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.138          $12.856          $14.584          $12.581          $11.724
  Accumulation Unit Value at end of
   period                                    $20.949          $15.138          $12.856          $14.584          $12.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    984            1,128            1,224              743               22
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.984          $13.657          $13.569          $11.958          $11.266
  Accumulation Unit Value at end of
   period                                    $21.600          $15.984          $13.657          $13.569          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    162              183              169               93                3
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.542          $13.751          $13.640          $12.110          $11.379
  Accumulation Unit Value at end of
   period                                    $20.402          $15.542          $13.751          $13.640          $12.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    733              779              890              600               17
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.808          $12.059          $14.074          $12.380          $11.691
  Accumulation Unit Value at end of
   period                                    $20.082          $14.808          $12.059          $14.074          $12.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               31               28                6                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.426          $13.095          $14.507          $12.568          $11.756
  Accumulation Unit Value at end of
   period                                    $19.801          $15.426          $13.095          $14.507          $12.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               11               10                5                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.345          $13.024          $14.376          $12.103          $11.451
  Accumulation Unit Value at end of
   period                                    $20.687          $15.345          $13.024          $14.376          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                3                1
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.639          $13.182          $14.538          $12.428          $11.576
  Accumulation Unit Value at end of
   period                                    $22.474          $16.639          $13.182          $14.538          $12.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              239              242              149                4
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.894          $14.853          $14.258          $12.337          $11.125
  Accumulation Unit Value at end of
   period                                    $17.890          $16.894          $14.853          $14.258          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    185              215              224              151                2
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.107          $14.035          $13.883          $12.191          $11.438
  Accumulation Unit Value at end of
   period                                    $21.093          $16.107          $14.035          $13.883          $12.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               85               35                8                -

APP B-26

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.390          $12.032          $14.057          $12.339          $11.997
  Accumulation Unit Value at end of
   period                                    $17.404          $14.390          $12.032          $14.057          $12.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               58               51               32                6
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.748          $14.555          $15.137          $12.256          $11.539
  Accumulation Unit Value at end of
   period                                    $24.060          $16.748          $14.555          $15.137          $12.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               36               41                6                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.061          $12.207          $11.466          $10.718          $10.512
  Accumulation Unit Value at end of
   period                                    $12.819          $13.061          $12.207          $11.466          $10.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,775            1,634            1,641            1,079               21
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.394          $11.043          $10.582          $10.247          $10.170
  Accumulation Unit Value at end of
   period                                    $11.146          $11.394          $11.043          $10.582          $10.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               96               73               43                -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.831           $9.880           $9.930           $9.979           $9.994
  Accumulation Unit Value at end of
   period                                     $9.782           $9.831           $9.880           $9.930           $9.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    194              188              179               92                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.653          $13.447          $13.785          $12.081          $11.482
  Accumulation Unit Value at end of
   period                                    $20.550          $15.653          $13.447          $13.785          $12.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               57               37               11                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.695          $12.999          $13.103          $12.053          $11.490
  Accumulation Unit Value at end of
   period                                    $18.852          $14.695          $12.999          $13.103          $12.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               31               29                5                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.454          $12.604          $13.619          $12.155          $11.425
  Accumulation Unit Value at end of
   period                                    $17.074          $14.454          $12.604          $13.619          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142              159              139               44                1
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.043          $12.758          $13.714          $12.114          $11.393
  Accumulation Unit Value at end of
   period                                    $17.950          $14.043          $12.758          $13.714          $12.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10                9                3                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.528          $14.615          $14.834          $11.628          $11.364
  Accumulation Unit Value at end of
   period                                    $22.544          $16.528          $14.615          $14.834          $11.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               79               98               43                1
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.131          $12.620          $12.151          $10.873          $10.520
  Accumulation Unit Value at end of
   period                                    $15.210          $14.131          $12.620          $12.151          $10.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               79               60               41                1

                                                                    APP B-27

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.468          $12.241          $12.880          $10.876          $10.797
  Accumulation Unit Value at end of
   period                                    $18.193          $13.468          $12.241          $12.880          $10.876
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88              105               89               16                1
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.761          $11.442          $12.244          $10.480          $10.668
  Accumulation Unit Value at end of
   period                                    $17.255          $12.761          $11.442          $12.244          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               28               28               11                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.275          $13.971          $14.120          $12.337          $11.407
  Accumulation Unit Value at end of
   period                                    $22.104          $16.275          $13.971          $14.120          $12.337
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               32               20               12                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.306          $12.945          $13.332          $12.084          $11.402
  Accumulation Unit Value at end of
   period                                    $20.063          $15.306          $12.945          $13.332          $12.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               10               12                7                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.973          $12.179          $11.495          $10.776          $10.569
  Accumulation Unit Value at end of
   period                                    $12.742          $12.973          $12.179          $11.495          $10.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    604              607              543              283                8
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.729          $12.438          $12.305          $11.280          $10.911
  Accumulation Unit Value at end of
   period                                    $16.221          $13.729          $12.438          $12.305          $11.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               77               98               45                1
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.872          $12.898          $13.023          $11.768          $11.180
  Accumulation Unit Value at end of
   period                                    $20.065          $14.872          $12.898          $13.023          $11.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    202              233              232              101                2
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.708          $12.163          $12.612          $11.330          $10.887
  Accumulation Unit Value at end of
   period                                    $17.393          $13.708          $12.163          $12.612          $11.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132              138              143               75                2
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.821          $13.043          $13.257          $11.997          $11.474
  Accumulation Unit Value at end of
   period                                    $18.884          $14.821          $13.043          $13.257          $11.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    242              272              273              109                3
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.119          $13.579          $13.390          $11.950          $11.535
  Accumulation Unit Value at end of
   period                                    $21.238          $16.119          $13.579          $13.390          $11.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               49               41               31                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.051          $13.807          $13.871          $12.237          $11.532
  Accumulation Unit Value at end of
   period                                    $21.580          $16.051          $13.807          $13.871          $12.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                5                4                -

APP B-28

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.310          $12.590          $15.403          $12.815          $11.919
  Accumulation Unit Value at end of
   period                                    $20.465          $14.310          $12.590          $15.403          $12.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              103               82               28                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.079          $11.977          $13.486          $12.505          $12.045
  Accumulation Unit Value at end of
   period                                    $17.211          $14.079          $11.977          $13.486          $12.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              191              170               73                1
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.118          $12.342          $12.523          $11.013          $10.491
  Accumulation Unit Value at end of
   period                                    $14.263          $14.118          $12.342          $12.523          $11.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              480              443              228               20
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.725          $12.228          $13.235          $12.395          $11.810
  Accumulation Unit Value at end of
   period                                    $19.140          $14.725          $12.228          $13.235          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              119              118               30                -



C SHARES



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.514           $9.399           $9.827           $9.031           $7.355
  Accumulation Unit Value at end of
   period                                    $12.061          $10.514           $9.399           $9.827           $9.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21               22               32               20
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.276           $5.570           $7.008           $6.811           $5.138
  Accumulation Unit Value at end of
   period                                     $7.599           $6.276           $5.570           $7.008           $6.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               27               29               32               20
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.395          $10.604          $11.763           $9.418           $6.692
  Accumulation Unit Value at end of
   period                                    $16.831          $12.395          $10.604          $11.763           $9.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               26               27               28                2
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.662          $12.833          $12.877          $11.639          $11.051
  Accumulation Unit Value at end of
   period                                    $17.850          $14.662          $12.833          $12.877          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               56               86              105                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.874          $13.280          $13.622          $12.330          $11.536
  Accumulation Unit Value at end of
   period                                    $19.451          $14.874          $13.280          $13.622          $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15                8                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.941          $11.525          $11.037          $10.539          $10.402
  Accumulation Unit Value at end of
   period                                    $11.502          $11.941          $11.525          $11.037          $10.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               65               62               68                7

                                                                    APP B-29

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.784          $11.286          $10.970          $10.605          $10.562
  Accumulation Unit Value at end of
   period                                    $11.273          $11.784          $11.286          $10.970          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8               11                4                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.912          $12.886          $13.777          $12.534          $11.667
  Accumulation Unit Value at end of
   period                                    $17.972          $14.912          $12.886          $13.777          $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               21               25               23                3
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.691          $12.186          $13.601          $12.374          $11.738
  Accumulation Unit Value at end of
   period                                    $18.664          $14.691          $12.186          $13.601          $12.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                7                6                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.015          $12.055          $15.160          $12.588          $11.867
  Accumulation Unit Value at end of
   period                                    $17.684          $14.015          $12.055          $15.160          $12.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                9               11                9                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.612          $13.461          $14.297          $12.243          $11.549
  Accumulation Unit Value at end of
   period                                    $19.991          $15.612          $13.461          $14.297          $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               46               52               56                3
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.770          $12.777          $13.231          $12.070          $11.383
  Accumulation Unit Value at end of
   period                                    $19.401          $14.770          $12.777          $13.231          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               23               24               26                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.761          $11.001          $13.001          $12.325          $11.843
  Accumulation Unit Value at end of
   period                                    $15.263          $12.761          $11.001          $13.001          $12.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     40               43               46               41                1
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.069          $12.139          $14.345          $12.370          $11.470
  Accumulation Unit Value at end of
   period                                    $15.415          $14.069          $12.139          $14.345          $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               14               12                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.763           $9.393           $9.794           $8.490           $6.352
  Accumulation Unit Value at end of
   period                                    $13.906          $10.763           $9.393           $9.794           $8.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93              106              112              122              103
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.186           $9.897          $11.253           $8.871           $6.434
  Accumulation Unit Value at end of
   period                                    $14.995          $11.186           $9.897          $11.253           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               63               70               70               31
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.532          $12.443          $12.074          $11.204          $10.778
  Accumulation Unit Value at end of
   period                                    $13.355          $13.532          $12.443          $12.074          $11.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                7               18                -

APP B-30

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.140          $13.120          $13.985          $12.211          $11.290
  Accumulation Unit Value at end of
   period                                    $19.151          $14.140          $13.120          $13.985          $12.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                6                6                1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.833          $13.357          $13.236          $11.920          $11.041
  Accumulation Unit Value at end of
   period                                    $16.662          $14.833          $13.357          $13.236          $11.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25               27               39               43                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.091          $14.590          $13.965          $11.735          $11.196
  Accumulation Unit Value at end of
   period                                    $20.570          $16.091          $14.590          $13.965          $11.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               14               20               21                1
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.213          $14.752          $15.555          $12.304          $12.142
  Accumulation Unit Value at end of
   period                                    $23.117          $17.213          $14.752          $15.555          $12.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                7                7                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.054          $14.688          $15.665          $12.453          $11.560
  Accumulation Unit Value at end of
   period                                    $21.856          $16.054          $14.688          $15.665          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.616          $12.249          $12.117          $11.077          $10.611
  Accumulation Unit Value at end of
   period                                    $13.859          $13.616          $12.249          $12.117          $11.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               49               50               40                1
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.840           $8.428           $9.642           $8.389           $5.837
  Accumulation Unit Value at end of
   period                                    $13.502           $9.840           $8.428           $9.642           $8.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    603              775              895              926              732
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.036           $9.510           $9.529           $8.469           $6.832
  Accumulation Unit Value at end of
   period                                    $14.787          $11.036           $9.510           $9.529           $8.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               60               69               79               26
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.010           $9.825           $9.829           $8.800           $7.154
  Accumulation Unit Value at end of
   period                                    $14.331          $11.010           $9.825           $9.829           $8.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    386              470              543              593              408
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.402           $6.901           $8.123           $7.206           $5.385
  Accumulation Unit Value at end of
   period                                    $11.298           $8.402           $6.901           $8.123           $7.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               13                9                6                9
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.340           $8.853           $9.891           $8.642           $6.163
  Accumulation Unit Value at end of
   period                                    $13.161          $10.340           $8.853           $9.891           $8.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                2

                                                                    APP B-31

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.771           $9.220          $10.264           $8.715           $6.580
  Accumulation Unit Value at end of
   period                                    $14.398          $10.771           $9.220          $10.264           $8.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81              105              123              132               98
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.096           $8.067           $8.973           $7.736           $6.050
  Accumulation Unit Value at end of
   period                                    $13.521          $10.096           $8.067           $8.973           $7.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97              114              133              138               55
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.150          $13.433          $13.005          $11.349           $7.645
  Accumulation Unit Value at end of
   period                                    $15.908          $15.150          $13.433          $13.005          $11.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               47               51               62                4
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.635          $13.740          $13.707          $12.139          $11.417
  Accumulation Unit Value at end of
   period                                    $20.301          $15.635          $13.740          $13.707          $12.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.349           $7.884           $9.289           $8.224           $6.246
  Accumulation Unit Value at end of
   period                                    $11.211           $9.349           $7.884           $9.289           $8.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               20               21               27                7
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.314           $9.917          $10.401           $8.493           $6.658
  Accumulation Unit Value at end of
   period                                    $16.116          $11.314           $9.917          $10.401           $8.493
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                6                6                1
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.161          $11.463          $10.859          $10.238           $9.022
  Accumulation Unit Value at end of
   period                                    $11.835          $12.161          $11.463          $10.859          $10.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    731              783              822              953              657
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.632          $10.392          $10.044           $9.808           $9.617
  Accumulation Unit Value at end of
   period                                    $10.313          $10.632          $10.392          $10.044           $9.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               53               46               48               10
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.116           $1.132           $1.147           $1.162           $1.177
  Accumulation Unit Value at end of
   period                                     $1.101           $1.116           $1.132           $1.147           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29,418           44,931           55,088           55,218           72,357
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.992           $9.524           $9.846           $8.703           $7.093
  Accumulation Unit Value at end of
   period                                    $14.309          $10.992           $9.524           $9.846           $8.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               58               69               68                1
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.910           $9.733           $9.895           $9.180           $7.270
  Accumulation Unit Value at end of
   period                                    $13.879          $10.910           $9.733           $9.895           $9.180
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                1                -

APP B-32

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.886           $8.694           $9.475           $8.528           $6.407
  Accumulation Unit Value at end of
   period                                    $11.579           $9.886           $8.694           $9.475           $8.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               59               61               59               14
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.631          $12.490          $13.540          $12.062          $11.373
  Accumulation Unit Value at end of
   period                                    $17.276          $13.631          $12.490          $13.540          $12.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                2                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.467          $11.118          $11.381           $8.997           $7.543
  Accumulation Unit Value at end of
   period                                    $16.861          $12.467          $11.118          $11.381           $8.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               29               33               36                7
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.999          $12.609          $12.244          $11.050           $8.339
  Accumulation Unit Value at end of
   period                                    $14.941          $13.999          $12.609          $12.244          $11.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               43               53               57               50
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.092          $12.000          $12.735          $10.844          $10.784
  Accumulation Unit Value at end of
   period                                    $17.535          $13.092          $12.000          $12.735          $10.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                7                7                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.623           $8.702           $9.391           $8.107           $6.911
  Accumulation Unit Value at end of
   period                                    $12.902           $9.623           $8.702           $9.391           $8.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               17               16               21               17
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.822          $10.235          $10.432           $9.193           $6.785
  Accumulation Unit Value at end of
   period                                    $15.920          $11.822          $10.235          $10.432           $9.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.988           $9.372           $9.735           $8.899           $7.127
  Accumulation Unit Value at end of
   period                                    $14.282          $10.988           $9.372           $9.735           $8.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                1                1                1                1
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.831          $12.148          $11.564          $10.933           $9.561
  Accumulation Unit Value at end of
   period                                    $12.495          $12.831          $12.148          $11.564          $10.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              262              232              246               43
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.070          $10.115          $10.092           $9.330           $8.033
  Accumulation Unit Value at end of
   period                                    $12.968          $11.070          $10.115          $10.092           $9.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               69               72               87               80
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.821           $9.465           $9.638           $8.784           $7.271
  Accumulation Unit Value at end of
   period                                    $14.476          $10.821           $9.465           $9.638           $8.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    219              275              328              330              238

                                                                    APP B-33

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.305          $11.907          $12.452          $11.281          $10.868
  Accumulation Unit Value at end of
   period                                    $16.740          $13.305          $11.907          $12.452          $11.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               23               30               27                1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.386          $12.769          $13.089          $11.946          $11.454
  Accumulation Unit Value at end of
   period                                    $18.175          $14.386          $12.769          $13.089          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               29               30               35                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.647          $13.293          $13.220          $11.899          $11.514
  Accumulation Unit Value at end of
   period                                    $20.441          $15.647          $13.293          $13.220          $11.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                4                5                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.580          $13.517          $13.695          $12.185          $11.511
  Accumulation Unit Value at end of
   period                                    $20.770          $15.580          $13.517          $13.695          $12.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.890          $12.325          $15.207          $12.760          $11.898
  Accumulation Unit Value at end of
   period                                    $19.696          $13.890          $12.325          $15.207          $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                3                3                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.666          $11.725          $13.315          $12.452          $12.023
  Accumulation Unit Value at end of
   period                                    $16.565          $13.666          $11.725          $13.315          $12.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               21               20               23                1
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.704          $12.082          $12.364          $10.966          $10.472
  Accumulation Unit Value at end of
   period                                    $13.728          $13.704          $12.082          $12.364          $10.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               68               84               96                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.293          $11.971          $13.067          $12.342          $11.789
  Accumulation Unit Value at end of
   period                                    $18.422          $14.293          $11.971          $13.067          $12.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                6                6                8                -



I SHARES



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.260          $12.616          $13.053          $11.870          $11.397
  Accumulation Unit Value at end of
   period                                    $16.531          $14.260          $12.616          $13.053          $11.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.857          $10.414          $12.966          $12.469          $12.127
  Accumulation Unit Value at end of
   period                                    $14.508          $11.857          $10.414          $12.966          $12.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                1                -

APP B-34

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.920          $15.172          $16.653          $13.195          $12.248
  Accumulation Unit Value at end of
   period                                    $24.590          $17.920          $15.172          $16.653          $13.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                3                -                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.212          $13.175          $13.082          $11.701          $11.076
  Accumulation Unit Value at end of
   period                                    $18.714          $15.212          $13.175          $13.082          $11.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.432          $13.633          $13.838          $12.395          $11.561
  Accumulation Unit Value at end of
   period                                    $20.393          $15.432          $13.633          $13.838          $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.388          $11.832          $11.213          $10.595          $10.424
  Accumulation Unit Value at end of
   period                                    $12.059          $12.388          $11.832          $11.213          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                8                8                8                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.225          $11.586          $11.144          $10.661          $10.585
  Accumulation Unit Value at end of
   period                                    $11.819          $12.225          $11.586          $11.144          $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                4                -                2                -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.471          $13.229          $13.996          $12.600          $11.692
  Accumulation Unit Value at end of
   period                                    $18.842          $15.471          $13.229          $13.996          $12.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8               10                5                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.242          $12.511          $13.817          $12.440          $11.763
  Accumulation Unit Value at end of
   period                                    $19.567          $15.242          $12.511          $13.817          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                5                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.541          $12.376          $15.401          $12.655          $11.893
  Accumulation Unit Value at end of
   period                                    $18.540          $14.541          $12.376          $15.401          $12.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                6                1                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.197          $13.819          $14.524          $12.308          $11.574
  Accumulation Unit Value at end of
   period                                    $20.958          $16.197          $13.819          $14.524          $12.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               14                9                8                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.323          $13.117          $13.441          $12.134          $11.408
  Accumulation Unit Value at end of
   period                                    $20.340          $15.323          $13.117          $13.441          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                3                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.239          $11.294          $13.207          $12.390          $11.869
  Accumulation Unit Value at end of
   period                                    $16.002          $13.239          $11.294          $13.207          $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               11                7                7                -

APP B-35

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.596          $12.462          $14.573          $12.436          $11.495
  Accumulation Unit Value at end of
   period                                    $16.162          $14.596          $12.462          $14.573          $12.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                2                1                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.291          $14.069          $14.515          $12.451          $11.770
  Accumulation Unit Value at end of
   period                                    $21.269          $16.291          $14.069          $14.515          $12.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                3                1                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.877          $13.900          $15.639          $12.201          $11.514
  Accumulation Unit Value at end of
   period                                    $21.507          $15.877          $13.900          $15.639          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                9                4                3                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.039          $12.774          $12.266          $11.263          $10.801
  Accumulation Unit Value at end of
   period                                    $14.002          $14.039          $12.774          $12.266          $11.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               27                -                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.670          $13.469          $14.207          $12.275          $11.315
  Accumulation Unit Value at end of
   period                                    $20.078          $14.670          $13.469          $14.207          $12.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                2                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.389          $13.712          $13.446          $11.984          $11.065
  Accumulation Unit Value at end of
   period                                    $17.468          $15.389          $13.712          $13.446          $11.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                2                2                3                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.693          $14.978          $14.187          $11.797          $11.220
  Accumulation Unit Value at end of
   period                                    $21.565          $16.693          $14.978          $14.187          $11.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               11                5                2                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.857          $15.145          $15.802          $12.369          $12.169
  Accumulation Unit Value at end of
   period                                    $24.235          $17.857          $15.145          $15.802          $12.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                5                4                2                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.655          $15.079          $15.914          $12.519          $11.586
  Accumulation Unit Value at end of
   period                                    $22.914          $16.655          $15.079          $15.914          $12.519
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2                2                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.126          $12.575          $12.310          $11.136          $10.634
  Accumulation Unit Value at end of
   period                                    $14.530          $14.126          $12.575          $12.310          $11.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               11                9                4                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.245          $12.921          $14.628          $12.594          $11.729
  Accumulation Unit Value at end of
   period                                    $21.138          $15.245          $12.921          $14.628          $12.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               14               13               12                1

APP B-36

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.096          $13.726          $13.610          $11.970          $11.270
  Accumulation Unit Value at end of
   period                                    $21.796          $16.096          $13.726          $13.610          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                8                9                8                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.652          $13.820          $13.681          $12.122          $11.384
  Accumulation Unit Value at end of
   period                                    $20.586          $15.652          $13.820          $13.681          $12.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                2                6                1
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.912          $12.120          $14.116          $12.393          $11.696
  Accumulation Unit Value at end of
   period                                    $20.263          $14.912          $12.120          $14.116          $12.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.535          $13.161          $14.551          $12.580          $11.761
  Accumulation Unit Value at end of
   period                                    $19.981          $15.535          $13.161          $14.551          $12.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.453          $13.089          $14.419          $12.116          $11.456
  Accumulation Unit Value at end of
   period                                    $20.874          $15.453          $13.089          $14.419          $12.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.756          $13.248          $14.582          $12.440          $11.581
  Accumulation Unit Value at end of
   period                                    $22.677          $16.756          $13.248          $14.582          $12.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                6                6                6                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.012          $14.927          $14.301          $12.349          $11.130
  Accumulation Unit Value at end of
   period                                    $18.052          $17.012          $14.927          $14.301          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               10               11                5                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.221          $14.106          $13.925          $12.203          $11.442
  Accumulation Unit Value at end of
   period                                    $21.283          $16.221          $14.106          $13.925          $12.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                2                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.491          $12.093          $14.099          $12.352          $12.002
  Accumulation Unit Value at end of
   period                                    $17.562          $14.491          $12.093          $14.099          $12.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                2                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.866          $14.629          $15.183          $12.268          $11.544
  Accumulation Unit Value at end of
   period                                    $24.278          $16.866          $14.629          $15.183          $12.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.153          $12.268          $11.501          $10.729          $10.516
  Accumulation Unit Value at end of
   period                                    $12.935          $13.153          $12.268          $11.501          $10.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               24               43               15                2

APP B-37

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $11.098          $10.614          $10.257          $10.175
  Accumulation Unit Value at end of
   period                                    $11.247          $11.474          $11.098          $10.614          $10.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                5                -                -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.900           $9.930           $9.959           $9.989           $9.998
  Accumulation Unit Value at end of
   period                                     $9.870           $9.900           $9.930           $9.959           $9.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -               15               54               12                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.763          $13.515          $13.826          $12.094          $11.487
  Accumulation Unit Value at end of
   period                                    $20.736          $15.763          $13.515          $13.826          $12.094
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.182          $11.043          $10.362                -                -
  Accumulation Unit Value at end of
   period                                    $12.318          $12.182          $11.043                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                4                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.798          $13.064          $13.142          $12.066          $11.494
  Accumulation Unit Value at end of
   period                                    $19.023          $14.798          $13.064          $13.142          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.556          $12.667          $13.660          $12.167          $11.430
  Accumulation Unit Value at end of
   period                                    $17.228          $14.556          $12.667          $13.660          $12.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                5                6                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.142          $12.822          $13.756          $12.126          $11.398
  Accumulation Unit Value at end of
   period                                    $18.112          $14.142          $12.822          $13.756          $12.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.997                -                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $9.984                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.644          $14.688          $14.878          $11.639          $11.369
  Accumulation Unit Value at end of
   period                                    $22.747          $16.644          $14.688          $14.878          $11.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                3                2                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.226          $12.679          $12.183          $10.880          $10.523
  Accumulation Unit Value at end of
   period                                    $15.342          $14.226          $12.679          $12.183          $10.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               20                3                -                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.558          $12.298          $12.915          $10.883          $10.800
  Accumulation Unit Value at end of
   period                                    $18.352          $13.558          $12.298          $12.915          $10.883
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -

APP B-38

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.846          $11.495          $12.276          $10.487          $10.670
  Accumulation Unit Value at end of
   period                                    $17.406          $12.846          $11.495          $12.276          $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.389          $14.041          $14.162          $12.349          $11.411
  Accumulation Unit Value at end of
   period                                    $22.304          $16.389          $14.041          $14.162          $12.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                2                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.414          $13.010          $13.372          $12.096          $11.407
  Accumulation Unit Value at end of
   period                                    $20.245          $15.414          $13.010          $13.372          $12.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.064          $12.240          $11.530          $10.787          $10.574
  Accumulation Unit Value at end of
   period                                    $12.857          $13.064          $12.240          $11.530          $10.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               42               22               14                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.826          $12.500          $12.342          $11.292          $10.916
  Accumulation Unit Value at end of
   period                                    $16.367          $13.826          $12.500          $12.342          $11.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.976          $12.962          $13.062          $11.780          $11.185
  Accumulation Unit Value at end of
   period                                    $20.246          $14.976          $12.962          $13.062          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8                9                7                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.804          $12.224          $12.650          $11.341          $10.891
  Accumulation Unit Value at end of
   period                                    $17.551          $13.804          $12.224          $12.650          $11.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                -               11                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.925          $13.109          $13.297          $12.009          $11.479
  Accumulation Unit Value at end of
   period                                    $19.055          $14.925          $13.109          $13.297          $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                8                8                7                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.233          $13.647          $13.430          $11.962          $11.540
  Accumulation Unit Value at end of
   period                                    $21.430          $16.233          $13.647          $13.430          $11.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                3                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.164          $13.877          $13.912          $12.249          $11.537
  Accumulation Unit Value at end of
   period                                    $21.775          $16.164          $13.877          $13.912          $12.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.411          $12.654          $15.449          $12.828          $11.924
  Accumulation Unit Value at end of
   period                                    $20.650          $14.411          $12.654          $15.449          $12.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -                -

APP B-39

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.178          $12.037          $13.526          $12.518          $12.050
  Accumulation Unit Value at end of
   period                                    $17.367          $14.178          $12.037          $13.526          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                7                5                6                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.217          $12.404          $12.561          $11.024          $10.495
  Accumulation Unit Value at end of
   period                                    $14.392          $14.217          $12.404          $12.561          $11.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               45               14               12                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.829          $12.290          $13.275          $12.407          $11.815
  Accumulation Unit Value at end of
   period                                    $19.313          $14.829          $12.290          $13.275          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -



(a)  Inception date July 15, 2013.



L SHARES



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.241          $10.059          $10.528          $10.297                -
  Accumulation Unit Value at end of
   period                                    $12.882          $11.241          $10.059          $10.528                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    108               77               16                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.499           $8.439          $10.629          $10.441                -
  Accumulation Unit Value at end of
   period                                    $11.490           $9.499           $8.439          $10.629                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                4                -                -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.291          $11.427          $10.538                -
  Accumulation Unit Value at end of
   period                                    $16.301          $12.016          $10.291          $11.427                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               17               16                -                -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.272          $10.752          $10.799          $10.439                -
  Accumulation Unit Value at end of
   period                                    $14.925          $12.272          $10.752          $10.799                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140              121              123                -                -
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.805          $10.550          $10.832          $10.345                -
  Accumulation Unit Value at end of
   period                                    $15.422          $11.805          $10.550          $10.832                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    403              319               59                1                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.599          $10.241           $9.816           $9.921                -
  Accumulation Unit Value at end of
   period                                    $10.199          $10.599          $10.241           $9.816                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               68               56                -                -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.479          $10.046           $9.775           $9.902                -
  Accumulation Unit Value at end of
   period                                    $10.015          $10.479          $10.046           $9.775                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               17                9                -                -

APP B-40

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.606           $9.652          $10.783          $10.444                -
  Accumulation Unit Value at end of
   period                                    $13.973          $11.606           $9.652          $10.783                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               75               26                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.625          $10.039          $10.743          $10.389                -
  Accumulation Unit Value at end of
   period                                    $14.753          $11.625          $10.039          $10.743                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                1                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.089           $8.686          $10.934          $10.574                -
  Accumulation Unit Value at end of
   period                                    $12.717          $10.089           $8.686          $10.934                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               78               80                -                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.165          $10.499          $11.163          $10.584                -
  Accumulation Unit Value at end of
   period                                    $15.561          $12.165          $10.499          $11.163                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,292              921              368                4                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.158          $10.528          $10.913          $10.432                -
  Accumulation Unit Value at end of
   period                                    $15.954          $12.158          $10.528          $10.913                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,146              784              318                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.224           $8.822          $10.436          $10.318                -
  Accumulation Unit Value at end of
   period                                    $12.216          $10.224           $8.822          $10.436                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    725              497              289                5                -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.321           $8.914          $10.545          $10.356                -
  Accumulation Unit Value at end of
   period                                    $11.298          $10.321           $8.914          $10.545                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               75               54                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.263          $10.713          $11.181          $10.520                -
  Accumulation Unit Value at end of
   period                                    $15.828          $12.263          $10.713          $11.181                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    686              523              141                2                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.800           $9.565          $10.887          $10.551                -
  Accumulation Unit Value at end of
   period                                    $14.463          $10.800           $9.565          $10.887                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     94               75              101                2                -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.180          $10.290           $9.995          $10.048                -
  Accumulation Unit Value at end of
   period                                    $11.023          $11.180          $10.290           $9.995                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               16               31                -                -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.081          $10.291          $10.981          $10.382                -
  Accumulation Unit Value at end of
   period                                    $14.992          $11.081          $10.291          $10.981                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                1                1                -                -

                                                                    APP B-41

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.696          $10.542          $10.457          $10.260                -
  Accumulation Unit Value at end of
   period                                    $13.124          $11.696          $10.542          $10.457                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               85               40                1                -
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.416          $11.269          $10.797          $10.340                -
  Accumulation Unit Value at end of
   period                                    $15.856          $12.416          $11.269          $10.797                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              130               31                1                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.949          $11.109          $11.725          $10.775                -
  Accumulation Unit Value at end of
   period                                    $17.373          $12.949          $11.109          $11.725                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               23               47                -                -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.672          $10.690          $11.412          $10.538                -
  Accumulation Unit Value at end of
   period                                    $15.875          $11.672          $10.690          $11.412                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4                4                -                -
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.305          $10.180          $10.081          $10.052                -
  Accumulation Unit Value at end of
   period                                    $11.495          $11.305          $10.180          $10.081                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              115               81                3                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.465           $9.829          $11.257          $10.681                -
  Accumulation Unit Value at end of
   period                                    $15.715          $11.465           $9.829          $11.257                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106              119              151               10                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.791          $11.034          $11.067          $10.566                -
  Accumulation Unit Value at end of
   period                                    $17.123          $12.791          $11.034          $11.067                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               46               47                4                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.231          $10.925          $10.941          $10.394                -
  Accumulation Unit Value at end of
   period                                    $15.904          $12.231          $10.925          $10.941                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     88               67               91                6                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.528           $9.478          $11.167          $10.738                -
  Accumulation Unit Value at end of
   period                                    $15.486          $11.528           $9.478          $11.167                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.368           $9.742          $10.896          $10.508                -
  Accumulation Unit Value at end of
   period                                    $14.455          $11.368           $9.742          $10.896                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.048          $10.322          $11.503          $10.816                -
  Accumulation Unit Value at end of
   period                                    $16.088          $12.048          $10.322          $11.503                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                4                -                -

APP B-42

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.749          $10.196          $11.352          $10.715                -
  Accumulation Unit Value at end of
   period                                    $17.056          $12.749          $10.196          $11.352                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               46               50                4                -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.049          $10.694          $10.364          $10.279                -
  Accumulation Unit Value at end of
   period                                    $12.639          $12.049          $10.694          $10.364                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               75               72                3                -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.545          $11.036          $11.020          $10.493                -
  Accumulation Unit Value at end of
   period                                    $16.273          $12.545          $11.036          $11.020                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,164              843               24                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.746           $9.071          $10.698          $10.486                -
  Accumulation Unit Value at end of
   period                                    $12.873          $10.746           $9.071          $10.698                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               16               26                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.536          $10.999          $11.547          $10.600                -
  Accumulation Unit Value at end of
   period                                    $17.838          $12.536          $10.999          $11.547                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11               10                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.060          $10.435           $9.896           $9.937                -
  Accumulation Unit Value at end of
   period                                    $10.752          $11.060          $10.435           $9.896                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              362              232               21                -
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.299          $10.077           $9.749           $9.911                -
  Accumulation Unit Value at end of
   period                                     $9.980          $10.299          $10.077           $9.749                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                5                -                -
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.679           $9.820           $9.964           $9.982                -
  Accumulation Unit Value at end of
   period                                     $9.539           $9.679           $9.820           $9.964                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               23                6                1                -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.398          $10.753          $11.127          $10.440                -
  Accumulation Unit Value at end of
   period                                    $16.123          $12.398          $10.753          $11.127                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                6                5                -                -
INVESCO V.I. BALANCED RISK ALLOCATION
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.934          $10.943          $10.348                -                -
  Accumulation Unit Value at end of
   period                                    $11.929          $11.934          $10.943                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               60               13                -                -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.954          $10.675          $10.863          $10.355                -
  Accumulation Unit Value at end of
   period                                    $15.191          $11.954          $10.675          $10.863                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163              128               22                -                -

                                                                    APP B-43

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.146           $9.812          $10.704          $10.458                -
  Accumulation Unit Value at end of
   period                                    $13.042          $11.146           $9.812          $10.704                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    537              385              123                2                -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.956          $10.049          $10.905          $10.400                -
  Accumulation Unit Value at end of
   period                                    $13.872          $10.956          $10.049          $10.905                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               16               15                1                -
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.982                -                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $9.917                -                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -                -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.686          $11.324          $11.604          $10.611                -
  Accumulation Unit Value at end of
   period                                    $17.140          $12.686          $11.324          $11.604                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               55               35                3                -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.543          $10.248          $10.209                -
  Accumulation Unit Value at end of
   period                                    $12.467          $11.693          $10.543          $10.248                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               62               57                1                -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.581          $10.625          $11.287          $10.665                -
  Accumulation Unit Value at end of
   period                                    $15.496          $11.581          $10.625          $11.287                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    449              350              107                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.516          $10.424          $11.261          $10.600                -
  Accumulation Unit Value at end of
   period                                    $15.424          $11.516          $10.424          $11.261                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                2                -                -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.685          $10.993          $11.216          $10.593                -
  Accumulation Unit Value at end of
   period                                    $17.065          $12.685          $10.993          $11.216                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                8                3                -                -
MFS INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.323          $10.521          $10.940          $10.476                -
  Accumulation Unit Value at end of
   period                                    $16.000          $12.323          $10.521          $10.940                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                -                -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.937          $10.365           $9.877           $9.950                -
  Accumulation Unit Value at end of
   period                                    $10.641          $10.937          $10.365           $9.877                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    289              269              194               13                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.479          $10.498          $10.486          $10.243                -
  Accumulation Unit Value at end of
   period                                    $13.433          $11.479          $10.498          $10.486                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105               59               26                -                -

APP B-44

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2013             2012             2011             2010             2009
------------------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.200          $10.682          $10.889          $10.441                -
  Accumulation Unit Value at end of
   period                                    $16.305          $12.200          $10.682          $10.889                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    808              607              142                4                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.151           $9.989          $10.456          $10.326                -
  Accumulation Unit Value at end of
   period                                    $14.016          $11.151           $9.989          $10.456                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               33               73                2                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.688          $10.384          $10.655          $10.342                -
  Accumulation Unit Value at end of
   period                                    $14.751          $11.688          $10.384          $10.655                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              305               96                3                -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.902          $10.972          $10.923          $10.430                -
  Accumulation Unit Value at end of
   period                                    $16.838          $12.902          $10.972          $10.923                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               18               16                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.582          $10.927          $11.082          $10.520                -
  Accumulation Unit Value at end of
   period                                    $16.756          $12.582          $10.927          $11.082                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                5                1                -                -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.136           $9.003          $11.120          $10.541                -
  Accumulation Unit Value at end of
   period                                    $14.359          $10.136           $9.003          $11.120                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    238              248               67                1                -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.941           $9.397          $10.682          $10.493                -
  Accumulation Unit Value at end of
   period                                    $13.249          $10.941           $9.397          $10.682                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    425              300               76                2                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.116           $9.810          $10.050           $9.982                -
  Accumulation Unit Value at end of
   period                                    $11.125          $11.116           $9.810          $10.050                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    418              266              127                5                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.664           $9.778          $10.685          $10.415                -
  Accumulation Unit Value at end of
   period                                    $15.018          $11.664           $9.778          $10.685                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              239               51                -                -



(a)  Inception date July 15, 2013.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA

I. INVESTMENT OPTIONS (STANDARD)


The standard investment options listed below are available to the following contracts: Hartford's Personal Retirement Manager Series I, Huntington Hartford's Personal Retirement Manager Series I and Hartford's Personal Retirement Manager Select Series I:



FUNDING OPTION                         INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER      CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk       Seeks total return with a low to        Invesco Advisers, Inc.                  Multi-Asset
  Allocation Fund - Series II     moderate correlation to traditional
                                  financial market indices
 Invesco V.I. Core Equity Fund -  Seeks long-term growth of capital       Invesco Advisers, Inc.                  Equity
  Series II
 Invesco V.I. International       Seeks long-term growth of capital       Invesco Advisers, Inc.                  Equity
  Growth Fund - Series II
 Invesco V.I. Mid Cap Core        Seeks long-term growth of capital       Invesco Advisers, Inc.                  Limited
  Equity Fund - Series II
 Invesco V.I. Money Market Fund   Seeks to provide current income         Invesco Advisers, Inc.                  Fixed
  - Series I*                     consistent with preservation of
                                  capital and liquidity
 Invesco V.I. Small Cap Equity    Seeks long-term growth of capital       Invesco Advisers, Inc.                  Limited
  Fund - Series II
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS Balanced   Maximize total return consistent with   ABIS - AllianceBernstein Investor       Multi-Asset
  Wealth Strategy Portfolio -     Advisor's determination of reasonable   Services, Inc.
  Class B                         risk
 AllianceBernstein VPS            Seeks long-term growth of capital       ABIS - AllianceBernstein Investor       Equity
  International Value Portfolio                                           Services, Inc.
  - Class B
 AllianceBernstein VPS Small/Mid  Seeks long-term growth of capital       ABIS - AllianceBernstein Investor       Equity
  Cap Value Portfolio - Class B                                           Services, Inc.
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R)    Seeks long-term capital appreciation    Fidelity Management & Research Company  Equity
  Portfolio - Service Class 2                                             Sub-advised by FMR Co., Inc. and other
                                                                          Fidelity affiliates
 Fidelity(R) VIP Mid Cap          Seeks long-term growth of capital       Fidelity Management & Research Company  Equity
  Portfolio - Service Class 2                                             Sub-advised by FMR Co., Inc. and other
                                                                          Fidelity affiliates
 Fidelity(R) VIP Strategic        Seeks a high level of current income.   Fidelity Management & Research Company  Limited
  Income Portfolio - Service      The fund may also seek capital          Sub-advised by FMR Co., Inc. and other
  Class 2                         appreciation                            Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth VIP     Seeks capital appreciation              Franklin Advisers, Inc.                 Equity
  Fund - Class 4 (1)
 Franklin Income VIP Fund -       Seeks to maximize income while          Franklin Advisers, Inc.                 Limited
  Class 4 (2)                     maintaining prospects for capital       Sub-advised by Templeton Investment
                                  appreciation                            Counsel, LLC

APP C-2

-------------------------------------------------------------------------------


FUNDING OPTION                         INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER      CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Mutual Global           Seeks capital appreciation              Franklin Mutual Advisers, LLC           Equity
  Discovery VIP Fund - Class 4                                            Sub-advised by Franklin Templeton
  (3)                                                                     Investment Management Limited
 Franklin Mutual Shares VIP Fund  Capital appreciation, with income as a  Franklin Mutual Advisers, LLC           Equity
  - Class 4 (4)                   secondary goal
 Franklin Rising Dividends VIP    Seeks long-term capital appreciation    Franklin Advisory Services, LLC         Equity
  Fund - Class 4 (5)              with preservation of capital as an
                                  important consideration
 Franklin Small Cap Value VIP     Seeks long-term total return            Franklin Advisory Services, LLC         Limited
  Fund - Class 4 (6)
 Franklin Small-Mid Cap Growth    Seeks long-term capital growth          Franklin Advisers, Inc.                 Limited
  VIP Fund - Class 4 (7)
 Franklin Strategic Income VIP    Seeks a high level of current income,   Franklin Advisers, Inc.                 Limited
  Fund - Class 4 (8)              with capital appreciation over the
                                  long term as a secondary goal
 Templeton Foreign VIP Fund -     Seeks long-term capital growth          Templeton Investment Counsel, LLC       Equity
  Class 4 (9)
 Templeton Global Bond VIP Fund   Seeks high current income, consistent   Franklin Advisers, Inc.                 Limited
  - Class 4 (10)                  with preservation of capital, with
                                  capital appreciation as a secondary
                                  consideration
 Templeton Growth VIP Fund -      Seeks long-term capital growth          Templeton Global Advisors Limited       Equity
  Class 4 (11)
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth Opportunities    Seeks capital appreciation              Hartford Funds Management Company, LLC  Equity
  HLS Fund - Class IA                                                     Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford U.S. Government         Seeks to maximize total return while    Hartford Funds Management Company, LLC  Fixed
  Securities HLS Fund - Class IA  providing shareholders with a high      Sub-advised by Wellington Management
                                  level of current income consistent      Company, LLP
                                  with prudent investment risk
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation  Seeks high total return (including      Hartford Funds Management Company, LLC  Equity
  HLS Fund - Class IB             income and capital gains) consistent
                                  with preservation of capital over the
                                  long term.
 American Funds Blue Chip Income  Seeks to produce income exceeding the   Hartford Funds Management Company, LLC  Equity
  and Growth HLS Fund - Class IB  average yield on U.S. stocks generally and to provide an opportunity for
                                  growth of principal consistent with
                                  sound common stock investing.
 American Funds Bond HLS Fund -   Seeks as high a level of current        Hartford Funds Management Company, LLC  Fixed
  Class IB                        income as is consistent with the
                                  preservation of capital

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                         INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER      CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Bond HLS   Seeks to provide you, over the long     Hartford Funds Management Company, LLC  Limited
  Fund - Class IB                 term, with a high level of total
                                  return consistent with prudent
                                  investment management
 American Funds Global Growth     Seek long-term growth of capital while  Hartford Funds Management Company, LLC  Equity and Income HLS Fund - Class IB  providing current income
 American Funds Global Growth     Seeks long-term growth of capital       Hartford Funds Management Company, LLC  Equity
  HLS Fund - Class IB
 American Funds Global Small      Seeks long-term growth of capital       Hartford Funds Management Company, LLC  Limited
  Capitalization HLS Fund -
  Class IB
 American Funds Growth HLS Fund   Seeks growth of capital                 Hartford Funds Management Company, LLC  Equity
  - Class IB
 American Funds Growth-Income     Seeks long-term growth of capital and   Hartford Funds Management Company, LLC  Equity
  HLS Fund - Class IB             income over time
 American Funds International     Seeks long-term growth of capital over  Hartford Funds Management Company, LLC  Equity
  HLS Fund - Class IB             time
 American Funds New World HLS     Seeks long-term capital appreciation    Hartford Funds Management Company, LLC  Limited
  Fund - Class IB
 Hartford Capital Appreciation    Seeks growth of capital                 Hartford Funds Management Company, LLC  Equity
  HLS Fund - Class IA                                                     Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford Disciplined Equity HLS  Seeks growth of capital                 Hartford Funds Management Company, LLC  Equity
  Fund - Class IA                                                         Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford Dividend and Growth     Seeks a high level of current income    Hartford Funds Management Company, LLC  Equity
  HLS Fund - Class IA             consistent with growth of capital       Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford Global Growth HLS Fund  Seeks growth of capital                 Hartford Funds Management Company, LLC  Equity
  - Class IA                                                              Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford Global Research HLS     Seeks long-term capital appreciation    Hartford Funds Management Company, LLC  Equity
  Fund - Class IA (a)                                                     Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford Growth HLS Fund -       Seeks long-term capital appreciation    Hartford Funds Management Company, LLC  Equity
  Class IA (a)                                                            Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford High Yield HLS Fund -   Seeks to provide high current income,   Hartford Funds Management Company, LLC  Limited
  Class IA                        and long-term total return              Sub-advised by Wellington Management
                                                                          Company, LLP

APP C-4

-------------------------------------------------------------------------------


FUNDING OPTION                         INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER      CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund - Class  Seeks to provide investment results     Hartford Funds Management Company, LLC  Equity
  IB                              which approximate the price and yield   Sub-advised by Hartford Investment
                                  performance of publicly traded common   Management Company
                                  stocks in the aggregate
 Hartford International           Seeks long-term growth of capital       Hartford Funds Management Company, LLC  Equity
  Opportunities HLS Fund - Class                                          Sub-advised by Wellington Management
  IA                                                                      Company, LLP
 Hartford Small Company HLS Fund  Seeks growth of capital                 Hartford Funds Management Company, LLC  Limited
  - Class IA                                                              Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford Total Return Bond HLS   Seeks a competitive total return, with  Hartford Funds Management Company, LLC  Fixed
  Fund - Class IA                 income as a secondary objective         Sub-advised by Wellington Management
                                                                          Company, LLP
 Hartford Ultrashort Bond HLS     Seeks total return and income           Hartford Funds Management Company, LLC  Fixed
  Fund - Class IA (12)            consistent with preserving capital and  Sub-advised by Wellington Management
                                  maintaining liquidity                   Company, LLP
 Hartford Value HLS Fund - Class  Seeks long-term total return            Hartford Funds Management Company, LLC  Equity
  IA                                                                      Sub-advised by Wellington Management
                                                                          Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture       Seeks high current income and the       Lord, Abbett & Co. LLC                  Limited
  Portfolio - Class VC            opportunity for capital appreciation
                                  to produce a high total return
 Lord Abbett Fundamental Equity   Seeks long-term growth of capital and   Lord, Abbett & Co. LLC                  Equity
  Portfolio - Class VC            income without excessive fluctuations
                                  in market value
 Lord Abbett Growth and Income    Seeks long-term growth of capital and   Lord, Abbett & Co. LLC                  Equity
  Portfolio - Class VC            income without excessive fluctuations
                                  in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service   Seeks capital appreciation              MFS Investment Management               Equity
  Class
 MFS(R) Investors Trust Series -  Seeks capital appreciation              MFS Investment Management               Equity
  Service Class
 MFS(R) Research Bond Series -    Seeks total return with an emphasis on  MFS Investment Management               Limited
  Service Class                   current income, but also considering
                                  capital appreciation
 MFS(R) Total Return Series -     Seeks total return                      MFS Investment Management               Multi-Asset
  Service Class
 MFS(R) Value Series - Service    Seeks capital appreciation              MFS Investment Management               Equity
  Class
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -   Capital growth and current income       Putnam Investment Management, LLC       Equity
  Class IB
 Putnam VT Investors Fund -       Long-term growth of capital and any     Putnam Investment Management, LLC       Equity
  Class IB                        increased income that results from
                                  this growth

                                                                     APP C-5

-------------------------------------------------------------------------------


FUNDING OPTION                         INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER      CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund - Class   Capital appreciation                    Putnam Investment Management, LLC       Equity
  IB
 Fixed Accumulation Feature**     Preservation of capital                 N/A



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to L Share products.



(a) Closed to new and subsequent Premium Payments and transfers of Contract Value effective at the close of business on or about June 19, 2014.



NOTES



(1)  Formerly Franklin Flex Cap Growth Securities Fund - Class 4



(2)  Formerly Franklin Income Securities Fund - Class 4



(3)  Formerly Mutual Global Discovery Securities Fund - Class 4



(4)  Formerly Mutual Shares Securities Fund - Class 4



(5)  Formerly Franklin Rising Dividends Securities Fund - Class 4



(6)  Formerly Franklin Small Cap Value Securities Fund - Class 4



(7)  Formerly Franklin Small-Mid Cap Growth Securities Fund - Class 4



(8)  Formerly Franklin Strategic Income Securities Fund - Class 4



(9)  Formerly Templeton Foreign Securities Fund - Class 4



(10) Formerly Templeton Global Bond Securities Fund - Class 4



(11) Formerly Templeton Growth Securities Fund - Class 4



(12) Formerly Hartford Money Market HLS Fund - Class IA



III. INVESTMENT OPTIONS (PROPRIETARY)



The following tables describe additional investment options for:



HUNTINGTON HARTFORD'S PERSONAL RETIREMENT MANAGER SERIES I:



FUNDING OPTION                         INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER      CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON FUNDS
 Huntington VA Dividend Capture   Seeks total return with dividend        Huntington Asset Advisors, Inc.         Equity
  Fund                            income as an important component of
                                  that return
 Huntington VA Growth Fund (b)    Seeks long-term capital appreciation    Huntington Asset Advisors, Inc.         Equity
 Huntington VA Income Equity      Seeks current income and moderate       Huntington Asset Advisors, Inc.         Equity
  Fund (a)                        appreciation of capital
 Huntington VA International      Seeks total return                      Huntington Asset Advisors, Inc.         Equity
  Equity Fund
 Huntington VA Mid Corp America   Seeks long-term capital appreciation    Huntington Asset Advisors, Inc.         Equity
  Fund (a)
 Huntington VA Mortgage           Seeks current income                    Huntington Asset Advisors, Inc.         Limited
  Securities Fund (b)
 Huntington VA Rotating Markets   Seeks capital appreciation              Huntington Asset Advisors, Inc.         Equity
  Fund (b)
 Huntington VA Situs Fund         Seeks long-term capital appreciation    Huntington Asset Advisors, Inc.         Limited

APP C-6

-------------------------------------------------------------------------------


(a) Closed to new and subsequent Premium Payments and transfer of Contact Value effective as of the close of business on June 19, 2014.



(b) Effective as of the close of business on or about May 16, 2014, Contract Value will be transferred to the Invesco V.I. Money Market Fund.



HARTFORD'S PERSONAL RETIREMENT MANAGER SELECT SERIES I:



FUNDING OPTION                         INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER      CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
 Wells Fargo Advantage VT         Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC       Equity
  International Equity Fund -                                             Sub-advised by Wells Capital
  Class 1                                                                 Management Incorporated
 Wells Fargo Advantage VT Omega   Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC       Equity
  Growth Fund - Class 1                                                   Sub-advised by Wells Capital
                                                                          Management Incorporated
 Wells Fargo Advantage VT         Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC       Equity
  Opportunity Fund - Class 1                                              Sub-advised by Wells Capital
                                                                          Management Incorporated
 Wells Fargo Advantage VT Small   Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC       Limited
  Cap Growth Fund - Class 1                                               Sub-advised by Wells Capital
                                                                          Management Incorporated
 Wells Fargo Advantage VT Small   Seeks long-term capital appreciation    Wells Fargo Funds Management, LLC       Limited
  Cap Value Fund - Class 1                                                Sub-advised by Wells Capital
                                                                          Management Incorporated

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - CONTRACT EXCHANGE PROGRAM - NO LONGER AVAILABLE

This notice provides important points to think about before you exchange qualifying existing variable annuity(ies) for Hartford's Personal Retirement Manager variable annuity. You should review the prospectus for Hartford's Personal Retirement Manager variable annuity ("Prospectus") for more information about Hartford's Personal Retirement Manager contract ("Replacement Contract") between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") and its risks. You can obtain a copy of the Prospectus and the statement of additional information ("SAI"), as filed with the Securities and Exchange Commission, free of charge, by contacting us.

We are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a Replacement Contract.


I. WHO WAS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?



This exchange program was available to Contract Owners who meet ALL of the following qualifications. We call contract owners that meet all of these qualifications "Eligible Contract Owners":


- You must own an Access, Core, Outlook or Plus version of one or more of the following series of contracts ("Eligible Contracts") as of the Exchange Date (as defined below).

X  Director Series VII, VIII; Director M

X  Hartford Leaders Series I, II, III, IV

- The Owner(s), Annuitant and Beneficiary in all Eligible Contracts must remain the same in the Replacement Contract.

- The Contract Value of all Eligible Contracts (or the cumulative Contract Value of multiple Eligible Contracts) must meet the Contract Value minimum requirements for the Replacement Contract as of the Exchange Date. All Contract Value within Eligible Contracts that you decide to exchange must be exchanged; partial exchanges are not permitted.

- For Access version Contracts, You must have owned Eligible Contract(s) for at least 12 months from the original contract issue date of the youngest Eligible Contract to be exchanged and all subsequent Premium Payments must be at least 12 months old.

- You must be a customer of a Financial Intermediary who is participating in this program.

- Your Eligible Contract(s) include an IRA, Roth IRA, SEP IRA, Simple IRA, SAR SEP IRA, or Non-Qualified plan type.

- The following table shows the share class of a Replacement Contract that you may exchange an Eligible Contract for:

   ELIGIBLE CONTRACT SHARE CLASS          REPLACEMENT CONTRACT SHARE CLASS
--------------------------------------------------------------------------------
            Core & Plus                                   B
              Access                                      C
              Outlook                                  L* or C

                * Not every contract share class is available through your Financial Intermediary.

-   You must not:

X Be age 81 or older as of the Exchange Date (including any other Contract Owner(s) and the Annuitant).

X Have any Premium Payments that are still subject to contingent deferred sales charges (CDSC).

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?

    (I) FEES AND EXPENSES

This section compares some of the fees and expenses that may differ between an Eligible Contract and a Replacement Contract.

APP D-2

-------------------------------------------------------------------------------

TABLE 1 - CONTRACT TRANSACTION EXPENSES

The first set of tables describes the charges you pay at the time you buy a Contract or withdraw Contract Value, including commutation of the Personal Pension Account values. These tables do not show potential annual maintenance fees, (1) annual fund operating expenses, optional rider fees, premium taxes and other taxes that may apply.

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
ACCESS/C SHARE CONTRACTS            CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   1.30%         0.20%         0.00%
Director Access Series I
 Contract Years 1-7                    1.50%         0.00%         0.00%
Director Access Series I
 Contract Years 8+                     1.25%         0.00%         0.00%
Director Access Series II              1.50%         0.00%         0.00%
Director M Access                      1.45%         0.20%         0.00%
Hartford Leaders Access
 Series I Contract Years 1-7           1.50%         0.15%         0.00%
Hartford Leaders Access
 Series I Contract Years 8+            1.25%         0.15%         0.00%
Hartford Leaders Access
 Series II                             1.50%         0.15%         0.00%


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
ACCESS/C SHARE CONTRACTS        1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract              2%         0%         0%         0%         0%         0%         0%         0%         0%
Director Access Series I
 Contract Years 1-7               0%         0%         0%         0%         0%         0%         0%         0%         0%
Director Access Series I
 Contract Years 8+                0%         0%         0%         0%         0%         0%         0%         0%         0%
Director Access Series II         0%         0%         0%         0%         0%         0%         0%         0%         0%
Director M Access                 0%         0%         0%         0%         0%         0%         0%         0%         0%
Hartford Leaders Access
 Series I Contract Years 1-7      0%         0%         0%         0%         0%         0%         0%         0%         0%
Hartford Leaders Access
 Series I Contract Years 8+       0%         0%         0%         0%         0%         0%         0%         0%         0%
Hartford Leaders Access
 Series II                        0%         0%         0%         0%         0%         0%         0%         0%         0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
CORE/B SHARE CONTRACTS              CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   0.30%         0.20%         0.75%
Director Series VII                    1.25%         0.00%         0.00%
Director Series VIII                   1.15%         0.00%         0.00%
Director M                             0.95%         0.20%         0.00%
Hartford Leaders Series I              1.25%         0.15%         0.00%
Hartford Leaders Series II             1.20%         0.15%         0.00%
Hartford Leaders Series III            1.15%         0.20%         0.00%
Hartford Leaders Series IV             1.05%         0.20%         0.00%


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
CORE/B SHARE CONTRACTS          1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract              7%         7%         7%         6%         5%         4%         3%         2%         0%
Director Series VII               7%         6%         6%         5%         4%         3%         2%         0%         0%
Director Series VIII              7%         7%         7%         6%         5%         4%         3%         0%         0%
Director M                        7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series I         7%         6%         6%         5%         4%         3%         2%         0%         0%
Hartford Leaders Series II        7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series III       7%         7%         7%         6%         5%         4%         3%         0%         0%
Hartford Leaders Series IV        7%         7%         7%         6%         5%         4%         3%         0%         0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
OUTLOOK/L SHARE CONTRACTS           CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   1.25%         0.20%         0.00%
Director Outlook Series I              1.45%         0.00%         0.00%
Director Outlook Series II             1.40%         0.00%         0.00%
Director M Outlook                     1.40%         0.20%         0.00%
Hartford Leaders Outlook
 Series I                              1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series II                             1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series III                            1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series IV                             1.45%         0.20%         0.00%
The Director Outlook Series I          1.45%         0.00%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/L SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract             7%        6%        5%        4%        0%        0%        0%        0%        0%
Director Outlook Series I        2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II       6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook               7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series I                        7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series II                       6%        5%        4%        0%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series III                      6%        5%        4%        0%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series IV                       7%        6%        5%        4%        0%        0%        0%        0%        0%
The Director Outlook Series I    7%        6%        5%        4%        0%        0%        0%        0%        0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
OUTLOOK/C SHARE CONTRACTS           CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                  1.30%         0.20%         0.00%
Director Outlook Series I             1.45%         0.00%         0.00%
Director Outlook Series II            1.40%         0.00%         0.00%
Director M Outlook                    1.40%         0.20%         0.00%
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series I
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series II
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series III
Hartford Leaders Outlook              1.45%         0.20%         0.00%
 Series IV
The Director Outlook Series I         1.45%         0.00%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/C SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract            2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series I       2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II      6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook              7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series I
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series II
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series III
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series IV
The Director Outlook Series I   7%        6%        5%        4%        0%        0%        0%        0%        0%

                                                                     APP D-3

-------------------------------------------------------------------------------

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
PLUS/B SHARE CONTRACTS*             CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   0.30%         0.20%         0.75%
Director Plus Series I                 1.45%         0.00%         0.00%
Director Plus Series II                1.45%         0.00%         0.00%
Director M Plus                        1.40%         0.20%         0.00%
Hartford Leaders Plus Series
 I                                     1.50%         0.15%         0.00%
Hartford Leaders Plus Series
 II                                    1.50%         0.15%         0.00%
Hartford Leaders Plus Series
 III                                   1.50%         0.20%         0.00%
Hartford Leaders Plus Series
 IV                                    1.45%         0.20%         0.00%


                                                        CONTINGENT DEFERRED SALES CHARGE YEAR (2)
PLUS/B SHARE CONTRACTS*         1          2          3          4          5          6          7          8          9+
-----------------------------  --------------------------------------------------------------------------------------------
Replacement Contract              7%         7%         7%         6%         5%         4%         3%         2%         0%
Director Plus Series I            8%         8%         8%         8%         7%         6%         5%         0%         0%
Director Plus Series II           8%         8%         8%         8%         7%         6%         5%         4%         0%
Director M Plus                   8%         8%         8%         8%         7%         6%         5%         4%         0%
Hartford Leaders Plus Series
 I                                8%         8%         8%         8%         7%         6%         5%         0%         0%
Hartford Leaders Plus Series
 II                               8%         8%         8%         8%         7%         6%         5%         4%         0%
Hartford Leaders Plus Series
 III                              8%         8%         8%         8%         7%         6%         5%         4%         0%
Hartford Leaders Plus Series
 IV                               8%         8%         8%         8%         7%         6%         5%         4%         0%

* The Payment Enhancement in the older Plus contracts accounts for some of the higher fees. There is no Payment Enhancement in the Replacement Contract.

(1) Annual Maintenance Fee is waived if the Contract Value is $50,000 or more on any Contract Anniversary or upon Surrender.

(2) Each Contribution has a separate contingent deferred sales charge schedule. The Annual Withdrawal Amount (AWA)(the amount that you may surrender each year without incurring a contingent deferred sales charge (CDSC)) available under the Replacement Contract differs from Eligible Contract(s) (which is generally up to 10% of aggregate Premium Payments). The Replacement Contract AWA is the greater of 5% of the total Premium Payments that are otherwise subject to CDSC, or Contract Value minus Remaining Gross Premiums. The AWA and Remaining Gross Premiums may vary on a daily basis because of fluctuations in Contract Value or transfers of Contract Value into the Personal Pension Account. New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.

(3) The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment.

TABLE 2 - OPTIONAL BENEFIT CHARGES

The following table shows the range of optional rider charges (4) offered under Eligible Contracts and the Replacement Contract.

RIDER NAME                                     GUARANTEED MINIMUM BENEFIT TYPE            CURRENT         MAXIMUM
--------------------------------------------------------------------------------------------------------------------
ELIGIBLE CONTRACTS
 The Hartford's Principal First           Withdrawals - Set period                     0.35 - 0.75%        0.75%
 The Hartford's Principal First
  Preferred                               Withdrawals - Set period                         0.20%           0.20%
 The Hartford's Lifetime Income Builder   Withdrawals - Lifetime                           0.75%           0.75%
 The Hartford's Lifetime Income Builder
  II                                      Withdrawals - Lifetime                           0.75%           0.75%
 The Hartford's Lifetime Income
  Foundation                              Withdrawals - Lifetime                           0.30%           0.30%
 The Hartford's Lifetime Income Builder
  Selects                                 Withdrawals - Lifetime                           0.85%           1.50%
 The Hartford's Lifetime Income
  Portfolios                              Withdrawals - Lifetime                           1.15%           1.50%
 MAV/MAV Plus                             Death Benefit                                    0.30%           0.30%
 Earnings Protection Benefit              Death Benefit                                    0.20%           0.20%
 Optional Death Benefit/Interest
  Accumulation Value                      Death Benefit                                    0.15%           0.15%
REPLACEMENT CONTRACT
 Return of Premium Death Benefit II (5)   Death Benefit                                    0.25%           0.75%
 Maximum Anniversary Value (5)            Death Benefit                                    0.30%           1.50%

(4) Fees and expenses associated with electing the Personal Pension Account are included as part of credited rates and payout rates and are therefore not shown. The Hartford's Principal First, The Hartford's Principal First Preferred and MAV/MAV Plus charges are a percentage of the daily Account Value. The Hartford's Lifetime Income Builder charges are a percentage of Benefit Amount. The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios charges are a percentage of Payment Base.

(5) The Return of Premium II and the Maximum Anniversary Value guaranteed minimum death benefits are offered only through the Replacement Contract.

APP D-4

-------------------------------------------------------------------------------

TABLE 3 - FUND OPERATING EXPENSES

The following table shows the range of annual fund operating expenses (6) for Sub-Accounts available under Eligible Contracts and the Replacement Contract. Total Annual Fund Operating Expenses are for the fiscal year ended December 31, 2009. FOR MORE INFORMATION ABOUT EACH FUND'S FEES AND EXPENSES, INCLUDING APPLICABLE WAIVERS AND/OR REIMBURSEMENT ARRANGEMENTS, SEE THAT FUND'S PROSPECTUS.

                                               MINIMUM            MAXIMUM
------------------------------------------------------------------------------
Replacement Contract (All Share Classes)          0.48%              2.62%
Director VII & VIII                               0.35%              1.11%
Director M, Director M Access, Director
 M Outlook & Director M Plus                      0.35%              1.97%
Hartford Leaders Series I, II, III,
 Hartford Leaders Access I, II, III,
 Hartford Leaders Outlook I, II, III,
 and Hartford Leaders Plus I, II, III             0.48%              1.52%
Director Outlook Series I and II,
 Director Plus I and II                           0.60%              1.36%
Hartford Leaders IV, Hartford Leaders
 Access IV, Hartford Leaders Outlook IV
 and Hartford Leaders Plus IV                     0.48%              2.62%
The Director (2008)                               0.48%              1.41%

(6) Total Annual Fund Expenses include Fund management fees, distribution and/or service fees (Rule 12b-1) fees, administration fees, and other expenses. Expenses shown reflect applicable waivers and/or reimbursements.

     (II) OPTIONAL RIDERS

The following table shows the optional riders currently offered under the Replacement Contract or each Eligible Contract. Please refer to your contract and prospectus for a description of optional riders. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY OPTIONAL RIDER YOU MAY HAVE CHOSEN. AS A RESULT, YOU WILL LOSE ANY BENEFITS THAT YOU MAY HAVE ACCRUED UNDER ANY OPTIONAL RIDERS. FOR EXAMPLE, THE DIFFERENCE BETWEEN PAYMENT BASE AND CONTRACT VALUE IS LOST AS WE WILL USE CONTRACT VALUE AS YOUR INITIAL CONTRIBUTION INTO THE REPLACEMENT CONTRACT.

ELIGIBLE CONTRACT                              OPTIONAL RIDER
--------------------------------------------------------------------------------------------
                                               GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Director Series VII, VIII, Director M ;
Hartford Leaders Series I, II, III             The Hartford's Principal First
Director Series VIII, Director M; Hartford
Leaders Series II, III, IV                     The Hartford's Principal First Preferred
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Builder
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Builder II
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Foundation
                                               The Hartford's Lifetime Income Builder
Hartford Leaders Series IV                     Selects
Hartford Leaders Series IV                     The Hartford's Lifetime Income Portfolios
                                               GUARANTEED MINIMUM DEATH BENEFIT
Director Series VIII, Director M ; Hartford
Leaders Series II, III, IV                     MAV/MAV Plus
REPLACEMENT CONTRACT
                                               GUARANTEED MINIMUM DEATH BENEFIT
                                               Return of Premium II
                                               Maximum Anniversary Value

                                                                     APP D-5

-------------------------------------------------------------------------------

- PERSONAL PENSION ACCOUNT. Eligible Contract Owners who participate in this exchange program can choose to invest some or all of their Contract Value into the Personal Pension Account. The Personal Pension Account is designed with features and guarantees that you can use to self-fund your own personal pension through predictable lifetime payouts without having to use Sub-accounts or Fixed Accumulation Feature for that purpose. The Personal Pension Account differs from a guaranteed minimum withdrawal benefit in many important ways as generally summarized in the following table:

                                                        TYPICAL GUARANTEED MINIMUM      TYPICAL GUARANTEED MINIMUM
                         PERSONAL PENSION ACCOUNT           WITHDRAWAL BENEFIT         LIFETIME WITHDRAWAL BENEFIT
--------------------------------------------------------------------------------------------------------------------
CHARGE                There are no separate charges   Charge taken from Contract      Charge taken from Contract
                      for this benefit. Credited      Value on a daily basis. This    Value on a periodic or annual
                      rates and payout rates used to  fee may be increased up to the  basis. This fee may be
                      set Personal Pension Account    maximum stated in your fee      increased up to the maximum
                      Payouts take the costs of       table.                          stated in your fee table.
                      providing this benefit into
                      consideration.
GROWTH POTENTIAL      Growth potential depends on     Growth potential depends on     Growth potential depends on
                      the credited rates we declare   Sub-Account investment          Sub-Account investment
                      at the time of each             performance. The benefit base   performance. The benefit base
                      Contribution. These rates are   used to calculate periodic      used to calculate periodic
                      fixed but do decline from one   payments may be increased       payments may be increased
                      time period to another (e.g.,   (sometimes called a "step-up")  (sometimes called a "step-up")
                      years 0 - 10, 11 - 20 and       to reflect some or all          to reflect some or all
                      21+).                           investment gains as of a        investment gains as of a
                                                      predetermined date (e.g.,       predetermined date (e.g.,
                                                      annually or each fifth          annually or at anniversary
                                                      anniversary etc.).              etc.).
LIQUIDITY             Lifetime Personal Pension       Periodic withdrawals are        Lifetime periodic withdrawals.
                      Account Payouts, the amount of  designed to deplete Contract
                      which varies depending upon     Value or some other benefit
                      whether commenced inside or     base over a predetermined
                      outside of your Guarantee       period (for example, 14.2
                      Window. Investments may be      years).
                      transferred to Sub-Accounts on
                      a limited basis. Personal
                      Pension Account Payouts may be
                      accelerated only through
                      commutation. Personal Pension
                      Account Payouts that are not
                      commuted may resume at a later
                      date. The Personal Pension
                      Account also includes a death
                      benefit.
GUARANTEES            We guarantee the amount of the  The availability of a periodic  The availability of lifetime
                      Personal Pension Account        withdrawal of the benefit base  periodic withdrawals is
                      Payout if your Personal         is guaranteed subject to        guaranteed (but not the amount
                      Pension Account Start Date(s)   contract limitations.           of such withdrawals). Benefit
                      is/are within your Guarantee                                    base step-ups are guaranteed
                      Window. Personal Pension                                        subject to contract
                      Account Payouts taken outside                                   limitations.
                      of your Guarantee Window are
                      subject to a minimum
                      guarantee.
IDEAL INVESTOR        Someone looking for the         Someone looking to use their    Someone looking for some level
                      certainty of guaranteed         variable annuity investment as  of lifetime income and want a
                      lifetime income while also      a sinking fund and want a       guarantee that they receive at
                      having Sub-Accounts available   guarantee that they receive at  least a minimum amount of
                      for potential investment        least a minimum amount of       their investment over time.
                      growth.                         their investment over time.

- INVESTMENT CHOICES. Eligible Contract Owners can continue to choose among over 50 domestic and international, equity and fixed income Funds. The Funds offered under a Replacement Contract will not necessarily be the Funds or share class as those

APP D-6

-------------------------------------------------------------------------------

     available under an Eligible Contract. You will also be entitled to participate in the same investment programs within the Replacement Contract. For more information, please refer to your prospectus.

- FIXED ACCUMULATION FEATURE: We offer a guaranteed minimum rate of interest upon Contract Value allocated under the Fixed Accumulation Feature. The Fixed Accumulation Feature is only available if you are eligible to exchange your existing Contract for a B share version of the Replacement Contract. Contract Value allocated to this option, and earnings credited, are held in our General Account.

     (III) DEATH BENEFITS

Eligible Contract Owners participating in this exchange program will receive a standard death benefit offered under the Replacement Contract. Differences between the standard Death Benefit offered under existing contracts and the standard Death Benefit provided in the Hartford's Personal Retirement Manager are highlighted below. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY DEATH BENEFIT AVAILABLE UNDER YOUR ELIGIBLE CONTRACT. AS A RESULT, YOU WILL LOSE ANY DEATH BENEFIT IN EXCESS OF YOUR CONTRACT VALUE.

                                STANDARD DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Replacement Contract            Contract Value (7)
Director Series VII; Hartford   The higher of (A) Contract Value, (B) total Premium Payments adjusted for
Leaders Series I                partial Surrenders, or (C) Maximum Anniversary Value. (8)
Director Series VIII; Hartford  PREMIUM PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B) total
Leaders Series II               Premium Payments adjusted for partial Surrenders.
                                OR
                                ASSET PROTECTION DEATH BENEFIT. The highest of (A) Contract Value, (B) Contract
                                Value +25% of total Premium Payments (9) adjusted for partial Surrenders, or (C)
                                Contract Value +25% of Maximum Anniversary Value (8)(9) Death Benefit cannot exceed the greatest of Contract Value, total Premium Payments adjusted for partial Surrenders, or your Maximum Anniversary Value.
Director M; Hartford Leaders    PREMIUM SECURITY DEATH BENEFIT. The highest of (A) Contract Value, (B) total
Series III                      Premium Payments adjusted for partial Surrenders, or (C) Contract Value +25% of
                                Maximum Anniversary Value, (8)(9) not to exceed the Maximum Anniversary Value.
                                OR
                                ASSET PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B)
                                Contract Value +25% of total Premium Payments (9) adjusted for partial
                                Surrenders, not to exceed total Premium Payments adjusted for partial
                                Surrenders.
Hartford Leaders Series IV      The higher of (A) Contract Value or (B) total Premium Payments adjusted for
(10)                            partial Surrenders.
                                OPTIONAL DEATH BENEFIT
MAV/MAV Plus                    The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, (C) Maximum Anniversary Value, (8) and (D) Earnings
                                Protection Benefit. The Earnings Protection Benefit is either (i) Contract Value plus 40% of Contract gain (Owner and Annuitant under age 69); or (ii) Contract
                                Value plus 25% of Contract gain (Owner and Annuitant over age 70); provided that either amount is less than 200% of initial Contract Value plus subsequent
                                Premium Payments adjusted for partial Surrenders. In states where the MAV Plus benefit is not available, the MAV benefit is issued. The MAV death benefit is the same as the MAV Plus benefit but excludes the Earnings Protection Benefit.

You may elect one of the following optional guaranteed minimum death benefits under the Replacement Contract. The following table provides a general description of the death benefit:

                                OPTIONAL DEATH BENEFIT
Return of Premium II            The higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for partial Surrenders.
Maximum Anniversary Value       The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, or (C) Maximum Anniversary Value. (8)

(7) The Personal Pension Account also includes a death benefit equal to your Benefit Balance.

(8) Maximum Anniversary Value is calculated for each Contract Anniversary prior to the decedent's 81st birthday or the date of death, whichever is earlier.

                                                                     APP D-7

-------------------------------------------------------------------------------

(9)  Excludes premium payments received within 12 months of the date of death.

(10) The standard Death Benefit is replaced by a Guaranteed Minimum Death Benefit upon election of any optional guaranteed minimum death benefit rider.

These optional death benefits differ from standard Death Benefits and the MAV/MAV Plus optional guaranteed minimum death benefits available under Eligible Contracts in the following general ways:

-   you will incur a separate fee when electing either rider; (11)

-   investment restrictions may apply;

-   the Earnings Protection Benefit does not apply; (12) and

-   the death benefit will be reduced proportionately for all partial
    Surrenders.

------------

(11) MAV/MAV Plus must also be purchased for a separate fee.

(12) MAV also excludes the Earnings Protection Benefit.

III. HOW DOES THE EXCHANGE PROCESS WORK?

- This exchange will constitute a full Surrender (replacement) of an Eligible Contract(s). You may Surrender more than one Eligible Contract(s) as part of this program. Partial Surrenders will not be permitted.

- The Contract Value of an Eligible Contract(s) as of the Exchange Date will be considered to be the initial Contribution into a Replacement Contract. This amount, and not any previous Benefit Amount,Payment Base or Maximum Anniversary Value will be used to establish your benefits under a Replacement Contract.

- No exchange or transfer fees will be charged when electing to make this exchange.

- The date that you comply with all requirements to exchange an Eligible Contract(s) ("Exchange Date") will be the date we use to set your benefits under a Replacement Contract. We will use the Exchange Date for establishing your eligibility for this contract exchange program.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC schedule applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date may be subject to the applicable CDSC schedule depending on the share class that you are eligible to receive. Your Replacement Contract may have a longer CDSC period than that applied to your Eligible Contract.

- New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of any Distribution Charge applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date will be subject to the applicable Distribution Charge. Your Replacement Contract may have a Distribution Charge whereas an Eligible Contract did not.

-   All Contract Owners must consent to this exchange.

- Subject to the laws of your state, you may cancel a Replacement Contract for any reason within ten (10) days of receipt of a Replacement Contract in accordance with the cancellation privileges described in the Prospectus.

- Any investment programs (e.g., InvestEase, asset allocation models, asset rebalancing, dollar cost averaging and Automatic Income Program) operative on an Eligible Contract will be terminated upon the Exchange Date and must be re-activated for a Replacement Contract.

IV. WHAT OTHER THINGS MIGHT BE CONSIDERED?

- Your standard and optional death and/or withdrawal benefits under an Eligible Contract(s) will terminate on the Exchange Date and are not offered within a Replacement Contract.

- If you have previously elected an optional guaranteed minimum withdrawal or lifetime withdrawal benefit, or optional or standard Death Benefit under your Eligible Contract, then your "Benefit Amount," "Payment Base" or death benefit guarantees will not carry over to your Replacement Contract. For instance, if your Maximum Anniversary Value was $100,000 and your Contract Value was $75,000 on the Exchange Date, your starting death benefit under the Replacement Contract would be $75,000 and not $100,000.

APP D-8

-------------------------------------------------------------------------------

- You will not be entitled to Benefit Payments or Lifetime Benefit Payments under any optional guaranteed minimum withdrawal or lifetime withdrawal benefit after the Exchange Date. There are no assurances that sums payable under a Replacement Contract, including Personal Pension Account Payouts, will be the same or greater than such Benefit Payments or Lifetime Benefit Payments, individually or in the aggregate.

- You should discuss the merits of this exchange with your Investment Professional to be sure that a Replacement Contract is suitable for you based on your particular circumstances - especially if your Benefit Amount, Payment Base and/or death benefits is/are greater than your Contract Value on the Exchange Date. You should review an illustration of how a Replacement Contract may meet your particular circumstances before participating in this exchange program. You are urged to review the tax and financial planning consequences of this exchange with your tax advisor. We make no representation regarding the tax consequences of an exchange.

- The information provided in this notice is a summary of certain pertinent information. You should read the Prospectus before investing. Your Investment Professional can provide you with a Prospectus or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.

- The foregoing discussion does not take into consideration state variations, if any. For more information regarding state variations affecting a Replacement Contract, please refer to the Prospectus.

- Except as disclosed above, we have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations. We reserve the right to offer different or even more favorable terms and conditions to Eligible Contract Owners through future contract exchange offers.

- Contracts issued by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract will be treated as a new contract for this purpose.

- If your Eligible Contract is an IRA, please note that it may have received approval from the IRS for use as an IRA. The Replacement Contract has not received such approval, but we are currently in the process of applying for approval. Any such IRS approval is a determination as to the form of the IRA and does not represent a determination as to the merits of the IRA.

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E

RETURN OF PREMIUM DEATH BENEFIT I

OBJECTIVE

To provide a Death Benefit equal to at least Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?


This rider/option can no longer be elected or added after you purchase your Contract.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. Unless made part of a Company-sponsored rider exchange program, you may not elect any other guaranteed minimum death benefit once you have chosen this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments, adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts or the rider is terminated. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to reduce the voluntary rider charge waiver, in whole or in part, from time to time. The rider charge waiver may also prospectively decrease upon certain ownership changes or upon Spousal Contract continuation.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges if applicable) or Premium Payments, as adjusted for Surrenders. See Example 1 under Return of Premium I Death Benefit Examples in Appendix A.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. See Example 2 under Return of Premium I Death Benefit Examples in Appendix A.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and result in your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

APP E-2

-------------------------------------------------------------------------------

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the "Standard Death Benefit" section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

We calculate the adjustment to your aggregate Premium Payments for any Surrender by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrender within a Contract Year up to the Death Benefit withdrawal limit. The "Death Benefit withdrawal limit" is 5% of aggregate Premium Payments. If a change of ownership occurs or if Spousal Contract continuation is elected, the Death Benefit withdrawal limit will be 5% of Contract Value as of the date of such change plus Premium Payments made after such date. For purposes of this rider, a Surrender also includes a transfer of Contract Value to Benefit Balance. Any partial Surrender that causes cumulative Surrenders during the Contract Year to exceed the Death Benefit withdrawal limit, even if less than your permissible AWA (provided that such Surrender was not made in accordance with our Automatic Income program for the purposes of meeting Required Minimum Distribution requirements), will cause a proportionate reduction in your Death Benefit. Partial Surrenders up to, but not in excess of the Death Benefit withdrawal limit (assuming no ownership changes) will reduce your Death Benefit on a dollar-for-dollar basis. Any and all partial Surrenders in excess of your Death Benefit withdrawal limit, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the excessive partial Surrender (which is the amount of the Surrender in excess of the Death Benefit withdrawal limit) divided by the sum of (i) Contract Value prior to such partial Surrender minus (ii) any remaining Death Benefit withdrawal limit. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. ACCORDINGLY, A PARTIAL SURRENDER (OR TRANSFER TO THE PERSONAL PENSION ACCOUNT) MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE PARTIAL SURRENDER IS MADE AT A TIME WHEN YOUR CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract. See Example 1 under the Return of Premium Examples in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated to the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

                                                                     APP E-3

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value if higher than the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

            CLASSIFICATION                             ALLOCATION
--------------------------------------------------------------------------------
Fixed investments Funds                  Minimum of 30% - to a maximum of 100%
Equity Investments                       - Maximum of 70%
                                         - No more than 20% may be invested in
                                         any one Fund in this category
Limited Investments                      Maximum of 20%
Multi-Asset Investments                  - 0% or 100%
                                         - May not be combined with Funds in the
                                         above classifications


Please refer to Appendix C for the classification associated with each currently offered Fund. Investing in the Personal Pension Account, and Fixed Accumulation Feature do not constitute a violation of these investment restrictions. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature. (Effective October 3, 2014, the Personal Pension Account will be closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value)).


Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. The Personal Pension Account, and Fixed Accumulation Feature are not included within any classification.

We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest any subsequent Premium Payments in accordance with such updated investment restrictions.

You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.

YOU MAY PROVIDE INVESTMENT INSTRUCTIONS TO INVEST CONTRACT VALUE IN A MANNER THAT VIOLATES THESE INVESTMENT RESTRICTIONS. ANY SUCH ACTION WILL, HOWEVER, RESULT IN THE TERMINATION OF THIS RIDER. WE WILL NOT ACCEPT INSTRUCTIONS TO VIOLATE THE INVESTMENT RESTRICTIONS FROM YOUR INVESTMENT PROFESSIONAL. VIOLATING THESE INVESTMENT RESTRICTIONS SHALL RESULT IN THE TERMINATION OF YOUR DEATH BENEFIT UNDER THIS RIDER.

If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar

APP E-4

-------------------------------------------------------------------------------

day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENT WILL BE RESET AT THE LOWER OF THE DEATH BENEFIT PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRORATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.


Please see Appendix F for more information on investment restrictions


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Upon Spousal Contract continuation or ownership change, the Death Benefit withdrawal limit upon which we reduce the Death Benefit will be adjusted to equal 5% of the Contract Value as of the date of such change plus Premium Payments received after such date.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

- This rider may be referred to as "Return of Premium" death benefit in your Contract.

                                                                     APP F-1

-------------------------------------------------------------------------------

APPENDIX F - INVESTMENT RESTRICTIONS FOR RETURN OF PREMIUM (ROP) I DEATH BENEFIT RIDER AND MAXIMUM ANNIVERSARY VALUE (MAV II) DEATH BENEFIT RIDER

Clients that choose the ROP I Death Benefit or MAV II Death Benefit will be offered limited investment flexibility and will be required to be invested with a minimum of 30% in fixed investments and no more than 70% in equity investments.

The Contract Owner will be able to choose from a selection of:

- Create a custom asset allocation model (sleeve) comprised of three categories of investments which will rebalance quarterly

-   Approved individual sub-accounts

- Pre-determined asset allocation portfolios (Portfolios Planner, Investment Strategies)

NOTE: Investment in the Personal Pension Account will not violate the ROP I investment restrictions; however, any money invested in the variable funds must adhere to the ROP I investment restrictions.

INVESTMENTS CATEGORIES

EQUITY INVESTMENTS

-   A minimum of 0% may be allocated to Equity Investments

-   A maximum of 20% in any one fund in the Equity Investment category

-   A maximum of 70% may be allocated to Equity and Limited investments combined

LIMITED INVESTMENTS

-   A minimum of 0% may be allocated to Limited Investments

-   A maximum of 20% may be allocated to Limited Investments

-   A maximum of 70% may be allocated to Equity and Limited investments combined

FIXED INVESTMENTS

-   A minimum of 30% must be allocated to Fixed Investments

-   A maximum of 100% may be allocated to Fixed Investments

EQUITY INVESTMENTS - Maximum of 70% of total model allocation, no one Fund to exceed 20%

-   AllianceBernstein VPS International Value Portfolio

-   AllianceBernstein VPS Small/Mid Cap Value Portfolio

-   American Funds Asset Allocation HLS Fund

-   American Funds Blue Chip Income and Growth HLS Fund

-   American Funds Global Growth & Income HLS Fund

-   American Funds Global Growth HLS Fund

-   American Funds Growth HLS Fund

-   American Funds Growth-Income HLS Fund

-   American Funds International HLS Fund

-   Fidelity VIP Contrafund Portfolio

-   Fidelity VIP Mid Cap Portfolio


-   Franklin Flex Cap Growth VIP Fund



-   Franklin Rising Dividends VIP Fund


-   Hartford Capital Appreciation HLS Fund

-   Hartford Disciplined Equity HLS Fund

APP F-2

-------------------------------------------------------------------------------

-   Hartford Dividend and Growth HLS Fund

-   Hartford Global Growth HLS Fund

-   Hartford Global Research HLS Fund

-   Hartford Growth HLS Fund

-   Hartford Growth Opportunities HLS Fund

-   Hartford Index HLS Fund

-   Hartford International Opportunities HLS Fund

-   Hartford Value HLS Fund

-   Invesco V.I. Core Equity Fund


-   Invesco V.I. International Growth Fund


-   Lord Abbett Fundamental Equity

-   Lord Abbett Growth and Income Portfolio

-   MFS Growth Series

-   MFS Investors Trust Series

-   MFS Value Series


-   Franklin Mutual Global Discovery VIP Fund



-   Franklin Mutual Shares VIP Fund


-   Putnam VT Equity Income

-   Putnam VT Investors Fund

-   Putnam VT Voyager Fund


-   Templeton Foreign VIP Fund



-   Templeton Growth VIP Fund


LIMITED INVESTMENTS - Maximum of 20% of total Funds, Limited and Equity allocations combined cannot exceed 70% of total model allocation

-   American Funds Global Bond HLS Fund

-   American Funds Global Small Capitalization HLS Fund

-   American Funds New World HLS Fund

-   Fidelity VIP Strategic Income Portfolio


-   Franklin Income VIP Fund



-   Franklin Small Cap Value VIP Fund



-   Franklin Small-Mid Cap Growth VIP Fund



-   Franklin Strategic Income VIP Fund


-   Hartford High Yield HLS Fund


-   Hartford Small Company HLS Fund


-   Invesco V.I. Mid Cap Core Equity Fund

-   Invesco V.I. Small Cap Equity Fund

-   Lord Abbett Bond-Debenture Portfolio


-   Templeton Global Bond VIP Fund

                                                                     APP F-3

-------------------------------------------------------------------------------

FIXED INVESTMENTS - Minimum of 30% allocated to the model

-   American Funds Bond HLS Fund

-   Hartford Ultrashort HLS Fund

-   Hartford Total Return Bond HLS Fund

-   Hartford U.S. Government Securities HLS Fund

-   MFS Research Bond Series

APPROVED INDIVIDUAL SUB-ACCOUNTS: MULTI-ASSET INVESTMENTS

-   A minimum of 0% may be allocated to Multi-Asset Investments

-   A maximum of 100% may be allocated to Multi-Asset Investments

-   No limit per Fund

-   Cannot be combined with Funds in any other category

-   AllianceBernstein VPS Balanced Wealth Strategy Portfolio

-   Invesco V.I. Balanced Risk Allocation Fund

-   MFS Total Return Series

Pre-determined Portfolio Planner models


                                                                                        MODERATE
                                                      CONSERVATIVE       BALANCED        GROWTH         GROWTH
------------------------------------------------------------------------------------------------------------------
AllianceBerstein VPS Small/Mid Cap Value Portfolio           0%               0%             0%             2%
American Funds Growth HLS Fund                               4%               6%             7%             8%
American Funds International HLS Fund                        2%               4%             5%             5%
Fidelity VIP Mid Cap Portfolio                               2%               3%             3%             2%
Franklin Small Cap Value VIP Fund                            0%               0%             2%             2%
Franklin Strategic Income VIP Fund                           6%               4%             4%             3%
Hartford Capital Appreciation HLS Fund                       3%               5%             6%             7%
Hartford Disciplined Equity HLS Fund                         3%               7%             8%             9%
Hartford Growth Opportunities HLS Fund                       3%               5%             6%             7%
Hartford High Yield HLS Fund                                10%               5%             5%             5%
Hartford International Opportunities HLS Fund                0%               0%             0%             4%
Hartford Total Return Bond HLS Fund                         22%              17%            12%             7%
Invesco V.I. International Growth                            2%               3%             4%             3%
Invesco V.I. Small Cap Equity Fund                           2%               3%             2%             3%
MFS Research Bond Series                                    22%              17%            13%            10%
MFS Value Series                                             3%               6%             7%             8%
Franklin Mutual Shares VIP Fund                              3%               5%             6%             7%
Templeton Foreign VIP Fund                                   2%               3%             4%             3%
Templeton Global Bond VIP Fund                              10%               7%             6%             5%

APP F-4

-------------------------------------------------------------------------------


Portfolio Planner models for Huntington Hartford's Personal Retirement Manager I and Huntington Hartford's Personal Retirement Manager Outlook I:



                                                                                        MODERATE
                                                      CONSERVATIVE       BALANCED        GROWTH         GROWTH
------------------------------------------------------------------------------------------------------------------
American Funds Bond HLS                                      5%               5%             4%             0%
American Funds Growth HLS                                    3%               5%             6%             7%
American Funds International HLS                             0%               0%             2%             3%
Fidelity VIP Mid Cap                                         0%               0%             1%             1%
Franklin Strategic Income VIP Funds                          5%               5%             4%             4%
Hartford Capital Appreciation HLS Fund                       4%               7%             7%             8%
Hartford High Yield HLS Fund                                 9%               5%             5%             5%
Hartford International Opportunities HLS Fund                0%               0%             0%             3%
Hartford Total Return Bond HLS Fund                         14%               8%             7%             6%
Huntington Income Equity VA Fund                             3%               5%             6%             7%
Huntington VA Dividend Capture Fund                          4%               5%             6%             6%
Huntington VA Growth Fund                                    3%               5%             6%             7%
Huntington VA International Equity Fund                      2%               4%             6%             6%
Huntington VA Mid Corp America Fund                          3%               4%             4%             4%
Huntington VA Mortgage Securities Fund                      14%              10%             7%             4%
Huntington VA Situs Fund                                     2%               2%             3%             3%
Invesco V.I. International Growth Fund                       2%               4%             4%             4%
Invesco V.I. Small Cap Equity Fund                           0%               2%             2%             3%
MFS Research Bond Series                                    14%              10%             7%             6%
MFS Value Series                                             2%               3%             3%             4%
Templeton Foreign VIP Fund                                   2%               4%             4%             4%
Templeton Global Bond VIP Fund                               9%               7%             6%             5%
Total                                                      100%             100%           100%           100%

                                                                     APP F-5

-------------------------------------------------------------------------------

Pre-determined asset allocation portfolios - Investment Strategies (effective 10/19/09)

Hartford Checks and Balances

Hartford Capital Appreciation HLS Fund               33%
Hartford Dividend & Growth HLS Fund                  33%
Hartford Total Return Bond HLS Fund                  34%

Franklin Founding Investment Strategy


Franklin Income VIP Fund                                  34%
Franklin Mutual Shares VIP Fund                           33%
Templeton Growth VIP Fund                                 33%


American Growth Foundation Strategy

American Funds Bond HLS Fund                              30%
American Funds Global Small Cap HLS Fund                  10%
American Funds Growth HLS Fund                            25%
American Funds Growth & Income HLS Fund                   20%
American Funds International HLS Fund                     15%

Core Four


American Funds International HLS Fund                     25%
Franklin Income VIP Fund                                  25%
Hartford Growth Opportunities HLS Fund                    25%
Hartford Total Return Bond HLS Fund                       25%



Huntington World Class Growth Strategy (1)



American Funds Global Growth & Income HLS Fund            15  %
Franklin Income VIP Fund                                  15  %
Hartford Growth Opportunities HLS Fund                    15  %
Hartford Total Return Bond HLS Fund                       25  %
Huntington VA International Equity Fund                   15  %
Huntington VA Mid Core America Fund                       10  %
Huntington VA Situs Fund                                   5  %
TOTAL                                                    100  %



(1) The Huntington World Class Growth Strategy is available only to Huntington Hartford's Personal Retirement Manager contract owners.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                     HARTFORD'S PERSONAL RETIREMENT MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293


Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         4
  Performance Comparisons                                                      4
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $52,162,456; 2012: $53,516,439; and 2011: $41,740,406.



PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charge, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

-------------------------------------------------------------------------------

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charge, or Sales Charges (except for a 1% FESC for A Share Contract class). Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

4

-------------------------------------------------------------------------------

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY VP     AMERICAN CENTURY VP
                                                VALUE FUND             GROWTH FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               1,069,457                 192,978
                                                ==========              ==========
  Cost                                          $6,990,082              $2,096,709
                                                ==========              ==========
  Market value                                  $9,047,604              $2,556,956
 Due from Sponsor Company                               --                      --
 Receivable from fund shares sold                      231                     224
 Other assets                                            2                      --
                                                ----------              ----------
 Total assets                                    9,047,837               2,557,180
                                                ----------              ----------
LIABILITIES:
 Due to Sponsor Company                                231                     224
 Payable for fund shares purchased                      --                      --
 Other liabilities                                      --                      --
                                                ----------              ----------
 Total liabilities                                     231                     224
                                                ----------              ----------
NET ASSETS:
 For contract liabilities                       $9,047,606              $2,556,956
                                                ==========              ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     619,188                 196,903
 Minimum unit fair value #*                     $14.375578              $12.863366
 Maximum unit fair value #*                     $14.782510              $13.210714
 Contract liability                             $9,047,606              $2,556,956
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                          --                      --
 Minimum unit fair value #*                             --                      --
 Maximum unit fair value #*                             --                      --
 Contract liability                                     --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH           INTERNATIONAL            SMALL/MID CAP
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,111,283                1,845,666                  840,995
                                       ===========              ===========              ===========
  Cost                                 $21,964,021              $24,213,079              $13,903,587
                                       ===========              ===========              ===========
  Market value                         $28,819,015              $27,426,594              $19,124,219
 Due from Sponsor Company                       --                       --                       --
 Receivable from fund shares
  sold                                       9,579                    5,162                   13,688
 Other assets                                    1                       --                       --
                                       -----------              -----------              -----------
 Total assets                           28,828,595               27,431,756               19,137,907
                                       -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                      9,579                    5,162                   13,688
 Payable for fund shares
  purchased                                     --                       --                       --
 Other liabilities                              --                        1                        2
                                       -----------              -----------              -----------
 Total liabilities                           9,579                    5,163                   13,690
                                       -----------              -----------              -----------
NET ASSETS:
 For contract liabilities              $28,819,016              $27,426,593              $19,124,217
                                       ===========              ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,334,044                3,525,904                1,088,973
 Minimum unit fair value #*             $11.311724                $7.105983               $14.778446
 Maximum unit fair value #*             $17.109779               $15.506663               $27.279131
 Contract liability                    $28,819,016              $27,426,593              $19,124,217
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                       --
 Minimum unit fair value #*                     --                       --                       --
 Maximum unit fair value #*                     --                       --                       --
 Contract liability                             --                       --                       --

                                                         ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                 ALLIANCEBERNSTEIN VPS       INTERNATIONAL               VALUE
                                    VALUE PORTFOLIO         GROWTH PORTFOLIO      OPPORTUNITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (1)
-------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        140,259                 265,420               7,418,637
                                       ==========              ==========             ===========
  Cost                                 $1,641,621              $4,521,318             $65,942,244
                                       ==========              ==========             ===========
  Market value                         $1,977,649              $5,064,210             $69,438,451
 Due from Sponsor Company                      --                      --                      --
 Receivable from fund shares
  sold                                        824                     221                  14,323
 Other assets                                  --                      --                       9
                                       ----------              ----------             -----------
 Total assets                           1,978,473               5,064,431              69,452,783
                                       ----------              ----------             -----------
LIABILITIES:
 Due to Sponsor Company                       824                     221                  14,323
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                       3                      --
                                       ----------              ----------             -----------
 Total liabilities                            824                     224                  14,323
                                       ----------              ----------             -----------
NET ASSETS:
 For contract liabilities              $1,977,649              $5,064,207             $69,438,460
                                       ==========              ==========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            161,907                 559,753              44,818,312
 Minimum unit fair value #*            $11.498544               $8.212754               $1.421124
 Maximum unit fair value #*            $18.908132              $17.039777              $21.923230
 Contract liability                    $1,977,649              $5,062,688             $69,122,812
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                     173                 198,975
 Minimum unit fair value #*                    --               $8.808059               $1.567334
 Maximum unit fair value #*                    --               $8.808059               $1.718544
 Contract liability                            --                  $1,519                $315,648

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.       INVESCO V.I.
                                              CORE            GOVERNMENT
                                          EQUITY FUND      SECURITIES FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           4,798,596         29,982,080
                                          ============       ============
  Cost                                    $134,710,302       $366,556,706
                                          ============       ============
  Market value                            $184,316,937       $348,991,411
 Due from Sponsor Company                           --                 --
 Receivable from fund shares sold               82,630            307,213
 Other assets                                       --                  1
                                          ------------       ------------
 Total assets                              184,399,567        349,298,625
                                          ------------       ------------
LIABILITIES:
 Due to Sponsor Company                         82,630            307,213
 Payable for fund shares purchased                  --                 --
 Other liabilities                                  10                 --
                                          ------------       ------------
 Total liabilities                              82,640            307,213
                                          ------------       ------------
NET ASSETS:
 For contract liabilities                 $184,316,927       $348,991,412
                                          ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              11,398,194        266,407,011
 Minimum unit fair value #*                 $13.016611          $1.197342
 Maximum unit fair value #*                 $19.297781         $10.293153
 Contract liability                       $183,979,515       $348,195,921
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                  20,401            590,680
 Minimum unit fair value #*                 $16.342005          $1.320593
 Maximum unit fair value #*                 $16.855292          $1.447931
 Contract liability                           $337,412           $795,491

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                                        INTERNATIONAL  MID CAP CORE   SMALL CAP
                                         GROWTH FUND   EQUITY FUND   EQUITY FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         5,622,008     11,538,161     5,143,244
                                        ============   ============  ============
  Cost                                  $150,800,733   $139,680,181   $85,439,249
                                        ============   ============  ============
  Market value                          $197,701,861   $174,545,430  $130,204,555
 Due from Sponsor Company                         --             --            --
 Receivable from fund shares sold             50,570        171,133        87,873
 Other assets                                      3              3            --
                                        ------------   ------------  ------------
 Total assets                            197,752,434    174,716,566   130,292,428
                                        ------------   ------------  ------------
LIABILITIES:
 Due to Sponsor Company                       50,570        171,133        87,873
 Payable for fund shares purchased                --             --            --
 Other liabilities                                --             --            --
                                        ------------   ------------  ------------
 Total liabilities                            50,570        171,133        87,873
                                        ------------   ------------  ------------
NET ASSETS:
 For contract liabilities               $197,701,864   $174,545,433  $130,204,555
                                        ============   ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #            57,730,910     76,675,530     6,256,907
 Minimum unit fair value #*                $2.222356      $2.044383    $14.564305
 Maximum unit fair value #*               $19.103572     $17.950074    $23.964382
 Contract liability                     $197,600,279   $174,225,595  $130,121,519
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                37,620        134,865         4,041
 Minimum unit fair value #*                $2.450978      $2.254719    $14.564305
 Maximum unit fair value #*               $12.235646     $12.740787    $23.884014
 Contract liability                         $101,585       $319,838       $83,036

                                        INVESCO V.I.
                                        BALANCED RISK      INVESCO V.I.           INVESCO V.I.
                                         ALLOCATION        DIVERSIFIED               MONEY
                                            FUND          DIVIDEND FUND           MARKET FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,534,334            14,086             126,589,756
                                         ===========        ==========            ============
  Cost                                   $17,980,285          $231,219            $126,589,756
                                         ===========        ==========            ============
  Market value                           $18,718,879          $293,702            $126,589,756
 Due from Sponsor Company                         --                --                      --
 Receivable from fund shares sold             51,032                14                 234,245
 Other assets                                     --                --                      --
                                         -----------        ----------            ------------
 Total assets                             18,769,911           293,716             126,824,001
                                         -----------        ----------            ------------
LIABILITIES:
 Due to Sponsor Company                       51,032                14                 234,245
 Payable for fund shares purchased                --                --                      --
 Other liabilities                                --                --                       5
                                         -----------        ----------            ------------
 Total liabilities                            51,032                14                 234,250
                                         -----------        ----------            ------------
NET ASSETS:
 For contract liabilities                $18,718,879          $293,702            $126,589,751
                                         ===========        ==========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             1,570,723            20,367              12,782,978
 Minimum unit fair value #*               $11.503600        $14.137224               $9.841269
 Maximum unit fair value #*               $12.249085        $14.598406               $9.972607
 Contract liability                      $18,718,879          $293,702            $126,560,636
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                --                   2,939
 Minimum unit fair value #*                       --                --               $9.905247
 Maximum unit fair value #*                       --                --               $9.905247
 Contract liability                               --                --                 $29,115

(2)  Funded as of July 17, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP          AMERICAN FUNDS
                                                  MID CAP                    GLOBAL
                                                 VALUE FUND                BOND FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    22,983                 12,135,867
                                                ============             ==============
  Cost                                              $340,533               $137,467,373
                                                ============             ==============
  Market value                                      $424,725               $143,324,590
 Due from Sponsor Company                                 --                         --
 Receivable from fund shares sold                         12                    136,868
 Other assets                                              1                          2
                                                ------------             --------------
 Total assets                                        424,738                143,461,460
                                                ------------             --------------
LIABILITIES:
 Due to Sponsor Company                                   12                    136,868
 Payable for fund shares purchased                        --                         --
 Other liabilities                                        --                         --
                                                ------------             --------------
 Total liabilities                                        12                    136,868
                                                ------------             --------------
NET ASSETS:
 For contract liabilities                           $424,726               $143,324,592
                                                ============             ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        29,575                 11,268,591
 Minimum unit fair value #*                       $14.160257                 $10.216622
 Maximum unit fair value #*                       $14.664038                 $13.586871
 Contract liability                                 $424,726               $143,040,651
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                     22,025
 Minimum unit fair value #*                               --                 $10.216622
 Maximum unit fair value #*                               --                 $13.586871
 Contract liability                                       --                   $283,941

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AMERICAN FUNDS                                      AMERICAN FUNDS
                                          GLOBAL                AMERICAN FUNDS              BLUE CHIP
                                        GROWTH AND                  ASSET                   INCOME AND
                                       INCOME FUND             ALLOCATION FUND             GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        21,905,713                41,723,761                41,899,331
                                      ==============            ==============            ==============
  Cost                                  $238,259,225              $635,274,483              $382,543,793
                                      ==============            ==============            ==============
  Market value                          $274,040,477              $931,691,581              $545,529,296
 Due from Sponsor Company                         --                   203,729                        --
 Receivable from fund shares
  sold                                        77,600                        --                   110,899
 Other assets                                      1                         2                         9
                                      --------------            --------------            --------------
 Total assets                            274,118,078               931,895,312               545,640,204
                                      --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                       77,600                        --                   110,899
 Payable for fund shares
  purchased                                       --                   203,729                        --
 Other liabilities                                --                        --                        --
                                      --------------            --------------            --------------
 Total liabilities                            77,600                   203,729                   110,899
                                      --------------            --------------            --------------
NET ASSETS:
 For contract liabilities               $274,040,478              $931,691,583              $545,529,305
                                      ==============            ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            19,805,474                51,114,300               363,733,423
 Minimum unit fair value #*               $12.847979                $16.440883                 $1.346548
 Maximum unit fair value #*               $19.838520                $21.363618                $20.354035
 Contract liability                     $273,685,055              $927,869,012              $543,697,819
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                25,599                   205,643                 1,208,085
 Minimum unit fair value #*               $13.721798                $17.938604                 $1.486239
 Maximum unit fair value #*               $14.098605                $21.363618                 $1.632204
 Contract liability                         $355,423                $3,822,571                $1,831,486


                                                                AMERICAN FUNDS
                                      AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        BOND FUND                GROWTH FUND           GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        87,902,224                10,895,103             23,171,913
                                      ==============            ==============       ================
  Cost                                  $948,681,464              $193,259,795         $1,187,155,574
                                      ==============            ==============       ================
  Market value                          $932,642,596              $325,981,488         $1,806,018,972
 Due from Sponsor Company                         --                        --                     --
 Receivable from fund shares
  sold                                       139,223                    92,657              1,317,185
 Other assets                                     --                         5                      3
                                      --------------            --------------       ----------------
 Total assets                            932,781,819               326,074,150          1,807,336,160
                                      --------------            --------------       ----------------
LIABILITIES:
 Due to Sponsor Company                      139,223                    92,657              1,317,185
 Payable for fund shares
  purchased                                       --                        --                     --
 Other liabilities                                15                        --                     --
                                      --------------            --------------       ----------------
 Total liabilities                           139,238                    92,657              1,317,185
                                      --------------            --------------       ----------------
NET ASSETS:
 For contract liabilities               $932,642,581              $325,981,493         $1,806,018,975
                                      ==============            ==============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            62,293,154                16,271,525            110,588,800
 Minimum unit fair value #*               $11.796759                $14.493546             $12.178079
 Maximum unit fair value #*               $16.817888                $24.458702             $22.024580
 Contract liability                     $930,583,135              $324,813,598         $1,801,330,617
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               136,115                    54,259                258,256
 Minimum unit fair value #*               $14.470726                $17.473630             $13.417765
 Maximum unit fair value #*               $16.817888                $24.458702             $21.927561
 Contract liability                       $2,059,446                $1,167,895             $4,688,358

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH-INCOME FUND       INTERNATIONAL FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 37,592,947              24,027,473
                                               ==============            ============
  Cost                                         $1,274,443,217            $401,927,520
                                               ==============            ============
  Market value                                 $1,894,684,571            $508,181,051
 Due from Sponsor Company                                  --                      --
 Receivable from fund shares sold                   1,247,035                 452,827
 Other assets                                              20                       6
                                               --------------            ------------
 Total assets                                   1,895,931,626             508,633,884
                                               --------------            ------------
LIABILITIES:
 Due to Sponsor Company                             1,247,035                 452,827
 Payable for fund shares purchased                         --                      --
 Other liabilities                                         --                      --
                                               --------------            ------------
 Total liabilities                                  1,247,035                 452,827
                                               --------------            ------------
NET ASSETS:
 For contract liabilities                      $1,894,684,591            $508,181,057
                                               ==============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    102,694,490              30,860,092
 Minimum unit fair value #*                        $16.503189              $11.898833
 Maximum unit fair value #*                        $22.117665              $20.047337
 Contract liability                            $1,888,204,145            $507,042,369
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        343,368                  63,450
 Minimum unit fair value #*                        $18.006772              $14.394426
 Maximum unit fair value #*                        $22.117665              $19.647904
 Contract liability                                $6,480,446              $1,138,688

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            WELLS FARGO
                                                                    AMERICAN FUNDS          ADVANTAGE VT
                                            AMERICAN FUNDS           GLOBAL SMALL              OMEGA
                                            NEW WORLD FUND       CAPITALIZATION FUND        GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              7,985,624               8,880,181                41,262
                                             ============            ============            ==========
  Cost                                       $128,758,873            $155,308,044              $869,676
                                             ============            ============            ==========
  Market value                               $198,682,322            $224,224,575            $1,328,236
 Due from Sponsor Company                              --                      --                    --
 Receivable from fund shares sold                 116,342                 290,544                    70
 Other assets                                           3                      --                    --
                                             ------------            ------------            ----------
 Total assets                                 198,798,667             224,515,119             1,328,306
                                             ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                           116,342                 290,544                    70
 Payable for fund shares purchased                     --                      --                    --
 Other liabilities                                     --                       4                    --
                                             ------------            ------------            ----------
 Total liabilities                                116,342                 290,548                    70
                                             ------------            ------------            ----------
NET ASSETS:
 For contract liabilities                    $198,682,325            $224,224,571            $1,328,236
                                             ============            ============            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  7,052,491              10,344,260                70,368
 Minimum unit fair value #*                    $16.126396              $16.695640            $18.517769
 Maximum unit fair value #*                    $33.928228              $26.898159            $19.267475
 Contract liability                          $198,537,879            $223,878,789            $1,328,236
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      4,860                  14,435                    --
 Minimum unit fair value #*                    $27.571814              $18.706198                    --
 Maximum unit fair value #*                    $33.647551              $26.301262                    --
 Contract liability                              $144,446                $345,782                    --


                                        FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                            GROWTH         CONTRAFUND         MID CAP
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO
                                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           108,768         2,772,823        2,185,564
                                          ==========       ===========      ===========
  Cost                                    $4,449,012       $61,584,788      $56,236,200
                                          ==========       ===========      ===========
  Market value                            $6,152,984       $93,638,212      $77,806,073
 Due from Sponsor Company                         --                --               --
 Receivable from fund shares sold              1,464            14,478           24,765
 Other assets                                     --                --               --
                                          ----------       -----------      -----------
 Total assets                              6,154,448        93,652,690       77,830,838
                                          ----------       -----------      -----------
LIABILITIES:
 Due to Sponsor Company                        1,464            14,478           24,765
 Payable for fund shares purchased                --                --               --
 Other liabilities                                --                 5                2
                                          ----------       -----------      -----------
 Total liabilities                             1,464            14,483           24,767
                                          ----------       -----------      -----------
NET ASSETS:
 For contract liabilities                 $6,152,984       $93,638,207      $77,806,071
                                          ==========       ===========      ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               451,696         6,196,834        4,998,399
 Minimum unit fair value #*               $12.619512        $13.002811       $14.021348
 Maximum unit fair value #*               $22.944417        $22.212817       $24.301820
 Contract liability                       $6,152,984       $93,566,271      $77,805,310
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --             5,265               52
 Minimum unit fair value #*                       --        $13.664314       $14.734635
 Maximum unit fair value #*                       --        $13.664314       $14.734635
 Contract liability                               --           $71,936             $761

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     FIDELITY(R) VIP
                                             FIDELITY(R) VIP         DYNAMIC CAPITAL
                                             VALUE STRATEGIES          APPRECIATION
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  389,609                 287,889
                                               ============            ============
  Cost                                           $3,848,200              $2,935,171
                                               ============            ============
  Market value                                   $5,633,752              $3,598,620
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       259                     161
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                     5,634,011               3,598,781
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                 259                     161
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        2                       2
                                               ------------            ------------
 Total liabilities                                      261                     163
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $5,633,750              $3,598,618
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      369,920                 227,580
 Minimum unit fair value #*                      $13.998426              $14.768222
 Maximum unit fair value #*                      $29.797386              $24.768200
 Contract liability                              $5,633,750              $3,598,618
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        FRANKLIN
                                           FIDELITY(R) VIP               RISING               FRANKLIN
                                           STRATEGIC INCOME            DIVIDENDS               INCOME
                                              PORTFOLIO             SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                110,745                22,488,688             74,291,409
                                             ============            ==============       ================
  Cost                                         $1,278,132              $416,798,036         $1,096,640,956
                                             ============            ==============       ================
  Market value                                 $1,233,703              $621,186,183         $1,196,794,231
 Due from Sponsor Company                              --                        --                     --
 Receivable from fund shares sold                   1,797                   275,321                792,590
 Other assets                                           2                        --                      6
                                             ------------            --------------       ----------------
 Total assets                                   1,235,502               621,461,504          1,197,586,827
                                             ------------            --------------       ----------------
LIABILITIES:
 Due to Sponsor Company                             1,797                   275,321                792,590
 Payable for fund shares purchased                     --                        --                     --
 Other liabilities                                     --                         4                     --
                                             ------------            --------------       ----------------
 Total liabilities                                  1,797                   275,325                792,590
                                             ------------            --------------       ----------------
NET ASSETS:
 For contract liabilities                      $1,233,705              $621,186,179         $1,196,794,237
                                             ============            ==============       ================
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     95,919                29,678,950             63,745,477
 Minimum unit fair value #*                    $10.881250                $15.176779             $12.667334
 Maximum unit fair value #*                    $14.002020                $23.557146             $22.701930
 Contract liability                            $1,233,705              $620,505,898         $1,194,695,236
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                    31,652                101,968
 Minimum unit fair value #*                            --                $21.172841             $13.625928
 Maximum unit fair value #*                            --                $23.557146             $22.049216
 Contract liability                                    --                  $680,281             $2,099,001

                                               FRANKLIN                 FRANKLIN                 FRANKLIN
                                               LARGE CAP                 GLOBAL               SMALL-MID CAP
                                                GROWTH                REAL ESTATE                 GROWTH
                                            SECURITIES FUND         SECURITIES FUND          SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               4,133,926                 536,219                 8,764,014
                                             =============            ============            ==============
  Cost                                         $60,333,238              $8,757,498              $172,205,263
                                             =============            ============            ==============
  Market value                                 $85,241,544              $7,469,533              $238,352,335
 Due from Sponsor Company                               --                      --                        --
 Receivable from fund shares sold                  131,350                     366                   226,745
 Other assets                                            2                      --                         4
                                             -------------            ------------            --------------
 Total assets                                   85,372,896               7,469,899               238,579,084
                                             -------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                            131,350                     366                   226,745
 Payable for fund shares purchased                      --                      --                        --
 Other liabilities                                      --                       2                        --
                                             -------------            ------------            --------------
 Total liabilities                                 131,350                     368                   226,745
                                             -------------            ------------            --------------
NET ASSETS:
 For contract liabilities                      $85,241,546              $7,469,531              $238,352,339
                                             =============            ============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   5,760,387                 374,902                15,778,086
 Minimum unit fair value #*                     $13.719771              $16.185507                $10.537178
 Maximum unit fair value #*                     $18.368226              $25.481823                $23.808863
 Contract liability                            $85,156,933              $7,421,829              $237,844,112
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       5,507                   2,364                    29,664
 Minimum unit fair value #*                     $15.099660              $18.292069                $11.705985
 Maximum unit fair value #*                     $15.737151              $20.826823                $21.202428
 Contract liability                                $84,613                 $47,702                  $508,227

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                FRANKLIN
                                                SMALL CAP               STRATEGIC
                                                  VALUE                   INCOME
                                             SECURITIES FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,569,669              43,806,653
                                               ============            ============
  Cost                                          $60,503,356            $527,766,972
                                               ============            ============
  Market value                                  $86,274,029            $552,057,489
 Due from Sponsor Company                                --                   9,577
 Receivable from fund shares sold                    50,369                      --
 Other assets                                             3                      --
                                               ------------            ------------
 Total assets                                    86,324,401             552,067,066
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              50,369                      --
 Payable for fund shares purchased                       --                   9,577
 Other liabilities                                       --                       1
                                               ------------            ------------
 Total liabilities                                   50,369                   9,578
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                       $86,274,032            $552,057,488
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,678,328              29,726,947
 Minimum unit fair value #*                      $13.626396              $11.314545
 Maximum unit fair value #*                      $25.240268              $24.410949
 Contract liability                             $86,192,627            $550,523,623
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        5,635                  71,077
 Minimum unit fair value #*                      $14.373866              $11.314545
 Maximum unit fair value #*                      $14.693374              $24.410949
 Contract liability                                 $81,405              $1,533,865

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      TEMPLETON
                                                                      DEVELOPING              TEMPLETON
                                            MUTUAL SHARES              MARKETS                 FOREIGN
                                           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             40,010,453               8,644,476              19,945,775
                                             ============            ============            ============
  Cost                                       $627,157,159             $77,735,113            $272,528,121
                                             ============            ============            ============
  Market value                               $866,111,651             $88,623,335            $344,232,676
 Due from Sponsor Company                              --                      --                      --
 Receivable from fund shares sold                 536,410                  36,583                 301,100
 Other assets                                          --                       2                       1
                                             ------------            ------------            ------------
 Total assets                                 866,648,061              88,659,920             344,533,777
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                           536,410                  36,583                 301,100
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total liabilities                                536,410                  36,583                 301,100
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                    $866,111,651             $88,623,337            $344,232,677
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 46,941,164               4,623,726              22,788,148
 Minimum unit fair value #*                    $11.864704               $8.475972              $10.799722
 Maximum unit fair value #*                    $24.710565              $26.987613              $19.095669
 Contract liability                          $865,118,176             $88,515,504            $343,682,940
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     47,299                   4,697                  34,088
 Minimum unit fair value #*                    $12.468270              $21.341750              $11.316073
 Maximum unit fair value #*                    $24.710565              $25.607658              $17.532065
 Contract liability                              $993,475                $107,833                $549,737

                                                                                               FRANKLIN
                                              TEMPLETON                 MUTUAL                 FLEX CAP
                                                GROWTH             GLOBAL DISCOVERY             GROWTH
                                           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             24,549,223              16,188,681               2,252,223
                                             ============            ============            ============
  Cost                                       $290,154,900            $306,868,622             $28,353,554
                                             ============            ============            ============
  Market value                               $374,312,588            $370,297,420             $40,741,966
 Due from Sponsor Company                              --                      --                      --
 Receivable from fund shares sold                 286,818                 138,667                   6,169
 Other assets                                          --                      --                       1
                                             ------------            ------------            ------------
 Total assets                                 374,599,406             370,436,087              40,748,136
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                           286,818                 138,667                   6,169
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                      1                       6                      --
                                             ------------            ------------            ------------
 Total liabilities                                286,819                 138,673                   6,169
                                             ------------            ------------            ------------
NET ASSETS:
 For contract liabilities                    $374,312,587            $370,297,414             $40,741,967
                                             ============            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 23,107,849              15,433,030               2,643,130
 Minimum unit fair value #*                    $11.450898              $12.759394              $13.959546
 Maximum unit fair value #*                    $20.366184              $30.453295              $20.077906
 Contract liability                          $374,030,566            $369,751,267             $40,725,589
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     16,088                  19,563                   1,029
 Minimum unit fair value #*                    $16.835546              $27.371643              $15.678094
 Maximum unit fair value #*                    $20.040038              $30.453295              $16.170614
 Contract liability                              $282,021                $546,147                 $16,378

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                        FRANKLIN
                                        LARGE CAP                TEMPLETON
                                          VALUE                 GLOBAL BOND
                                     SECURITIES FUND          SECURITIES FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,924,624                4,829,157
                                      =============            =============
  Cost                                  $22,574,247              $86,765,525
                                      =============            =============
  Market value                          $28,522,939              $91,465,006
 Due from Sponsor Company                        --                       --
 Receivable from fund shares
  sold                                       11,362                   19,806
 Other assets                                     2                        4
                                      -------------            -------------
 Total assets                            28,534,303               91,484,816
                                      -------------            -------------
LIABILITIES:
 Due to Sponsor Company                      11,362                   19,806
 Payable for fund shares
  purchased                                      --                       --
 Other liabilities                               --                       --
                                      -------------            -------------
 Total liabilities                           11,362                   19,806
                                      -------------            -------------
NET ASSETS:
 For contract liabilities               $28,522,941              $91,465,010
                                      =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,988,549                6,463,367
 Minimum unit fair value #*              $13.336590               $10.778561
 Maximum unit fair value #*              $19.260619               $15.501196
 Contract liability                     $28,452,349              $91,410,892
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                4,897                    3,607
 Minimum unit fair value #*              $14.377018               $14.267763
 Maximum unit fair value #*              $14.440670               $15.024080
 Contract liability                         $70,592                  $54,118

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                  HARTFORD        HARTFORD
                                  HARTFORD         TOTAL          CAPITAL
                                  BALANCED      RETURN BOND     APPRECIATION
                                  HLS FUND        HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    821,687      64,671,953      10,676,520
                                =============  ==============  ==============
  Cost                            $16,282,592    $698,092,646    $351,061,852
                                =============  ==============  ==============
  Market value                    $20,632,565    $733,978,409    $636,714,455
 Due from Sponsor Company                  --              --              --
 Receivable from fund shares
  sold                                 58,691         584,082         314,035
 Other assets                              --              12               3
                                -------------  --------------  --------------
 Total assets                      20,691,256     734,562,503     637,028,493
                                -------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                58,691         584,082         314,035
 Payable for fund shares
  purchased                                --              --              --
 Other liabilities                          3              --              --
                                -------------  --------------  --------------
 Total liabilities                     58,694         584,082         314,035
                                -------------  --------------  --------------
NET ASSETS:
 For contract liabilities         $20,632,562    $733,978,421    $636,714,458
                                =============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,512,772      62,027,700      45,777,748
 Minimum unit fair value #*        $12.743151      $10.719211      $12.625038
 Maximum unit fair value #*        $19.430838      $13.364075      $23.991275
 Contract liability               $20,632,562    $733,945,350    $636,550,007
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --           2,772          11,912
 Minimum unit fair value #*                --      $11.629130      $13.267411
 Maximum unit fair value #*                --      $12.184825      $13.901766
 Contract liability                        --         $33,071        $164,451

                                  HARTFORD
                                  DIVIDEND            HARTFORD                HARTFORD
                                 AND GROWTH       GLOBAL RESEARCH          GLOBAL GROWTH
                                  HLS FUND            HLS FUND                HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 17,347,744             90,276                 135,840
                                =============       ============            ============
  Cost                           $298,381,653           $937,886              $2,327,758
                                =============       ============            ============
  Market value                   $469,218,434         $1,209,787              $3,033,314
 Due from Sponsor Company                  --                 --                      --
 Receivable from fund shares
  sold                                236,942                 46                     237
 Other assets                              --                 --                       1
                                -------------       ------------            ------------
 Total assets                     469,455,376          1,209,833               3,033,552
                                -------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company               236,942                 46                     237
 Payable for fund shares
  purchased                                --                 --                      --
 Other liabilities                          6                 --                      --
                                -------------       ------------            ------------
 Total liabilities                    236,948                 46                     237
                                -------------       ------------            ------------
NET ASSETS:
 For contract liabilities        $469,218,428         $1,209,787              $3,033,315
                                =============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     32,092,127             87,139                 228,334
 Minimum unit fair value #*        $13.400153         $12.342373              $10.595341
 Maximum unit fair value #*        $20.586382         $21.339412              $21.960925
 Contract liability              $469,084,876         $1,209,787              $3,033,315
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          9,120                 --                      --
 Minimum unit fair value #*        $14.414484                 --                      --
 Maximum unit fair value #*        $14.754971                 --                      --
 Contract liability                  $133,552                 --                      --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                           DISCIPLINED      HARTFORD
                                              EQUITY         GROWTH
                                             HLS FUND       HLS FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             6,365,698      1,107,285
                                          ==============  =============
  Cost                                       $69,053,216    $10,945,490
                                          ==============  =============
  Market value                              $116,872,514    $19,377,708
 Due from Sponsor Company                             --             --
 Receivable from fund shares sold                101,493          5,173
 Other assets                                          1             --
                                          --------------  -------------
 Total assets                                116,974,008     19,382,881
                                          --------------  -------------
LIABILITIES:
 Due to Sponsor Company                          101,493          5,173
 Payable for fund shares purchased                    --             --
 Other liabilities                                    --              3
                                          --------------  -------------
 Total liabilities                               101,493          5,176
                                          --------------  -------------
NET ASSETS:
 For contract liabilities                   $116,872,515    $19,377,705
                                          ==============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 7,766,824      1,277,374
 Minimum unit fair value #*                   $13.827474     $13.502358
 Maximum unit fair value #*                   $22.414223     $22.495406
 Contract liability                         $116,870,548    $19,367,512
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       135            715
 Minimum unit fair value #*                   $14.530776     $14.265388
 Maximum unit fair value #*                   $14.530776     $14.265388
 Contract liability                               $1,967        $10,193

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                            GROWTH        HARTFORD       HARTFORD
                                        OPPORTUNITIES    HIGH YIELD        INDEX
                                           HLS FUND       HLS FUND       HLS FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           3,937,438      5,501,872        916,234
                                        ==============  =============  =============
  Cost                                     $84,098,498    $46,581,813    $27,998,715
                                        ==============  =============  =============
  Market value                            $159,748,070    $48,924,259    $35,137,566
 Due from Sponsor Company                           --             --             --
 Receivable from fund shares sold              172,995         44,125          2,650
 Other assets                                        3              1              1
                                        --------------  -------------  -------------
 Total assets                              159,921,068     48,968,385     35,140,217
                                        --------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company                        172,995         44,125          2,650
 Payable for fund shares purchased                  --             --             --
 Other liabilities                                  --             --             --
                                        --------------  -------------  -------------
 Total liabilities                             172,995         44,125          2,650
                                        --------------  -------------  -------------
NET ASSETS:
 For contract liabilities                 $159,748,073    $48,924,260    $35,137,567
                                        ==============  =============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              11,514,343      3,095,523      1,973,311
 Minimum unit fair value #*                 $12.643399     $11.816763     $14.932410
 Maximum unit fair value #*                 $23.408725     $21.466035     $21.092552
 Contract liability                       $159,746,670    $48,923,229    $35,137,567
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     106             66             --
 Minimum unit fair value #*                 $13.286598     $15.632014             --
 Maximum unit fair value #*                 $13.286598     $15.632014             --
 Contract liability                             $1,403         $1,031             --

                                          HARTFORD            HARTFORD
                                        INTERNATIONAL      SMALL/MID CAP               HARTFORD
                                        OPPORTUNITIES          EQUITY              ULTRASHORT BOND
                                          HLS FUND            HLS FUND                 HLS FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT (3)
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,610,151            782,566                35,916,424
                                        =============       ============            ==============
  Cost                                    $43,346,159         $6,419,883              $359,163,658
                                        =============       ============            ==============
  Market value                            $54,368,083         $8,835,167              $359,160,720
 Due from Sponsor Company                          --                 --                        --
 Receivable from fund shares sold              61,261              6,884                    33,705
 Other assets                                      --                 --                        --
                                        -------------       ------------            --------------
 Total assets                              54,429,344          8,842,051               359,194,425
                                        -------------       ------------            --------------
LIABILITIES:
 Due to Sponsor Company                        61,261              6,884                    33,705
 Payable for fund shares purchased                 --                 --                        --
 Other liabilities                                  4                  2                        87
                                        -------------       ------------            --------------
 Total liabilities                             61,265              6,886                    33,792
                                        -------------       ------------            --------------
NET ASSETS:
 For contract liabilities                 $54,368,079         $8,835,165              $359,160,633
                                        =============       ============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              4,717,147            531,654               283,085,277
 Minimum unit fair value #*                $10.483257         $14.765194                 $0.907413
 Maximum unit fair value #*                $19.073614         $27.917495                 $9.902898
 Contract liability                       $54,368,079         $8,822,598              $357,890,025
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --                775                 1,187,307
 Minimum unit fair value #*                        --         $16.210977                 $1.003516
 Maximum unit fair value #*                        --         $16.210977                 $9.665811
 Contract liability                                --            $12,567                $1,270,608

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                 HARTFORD
                                               SMALL COMPANY           SMALLCAP GROWTH
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   820,957                  360,727
                                               =============            =============
  Cost                                           $16,389,518               $8,706,092
                                               =============            =============
  Market value                                   $21,697,890              $11,759,719
 Due from Sponsor Company                                 --                       --
 Receivable from fund shares sold                     24,963                    5,787
 Other assets                                             --                       --
                                               -------------            -------------
 Total assets                                     21,722,853               11,765,506
                                               -------------            -------------
LIABILITIES:
 Due to Sponsor Company                               24,963                    5,787
 Payable for fund shares purchased                        --                       --
 Other liabilities                                        --                        1
                                               -------------            -------------
 Total liabilities                                    24,963                    5,788
                                               -------------            -------------
NET ASSETS:
 For contract liabilities                        $21,697,890              $11,759,718
                                               =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,310,809                  558,122
 Minimum unit fair value #*                       $15.114024               $19.260607
 Maximum unit fair value #*                       $25.139868               $31.524706
 Contract liability                              $21,697,890              $11,752,890
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                      337
 Minimum unit fair value #*                               --               $20.240254
 Maximum unit fair value #*                               --               $20.240254
 Contract liability                                       --                   $6,828

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD
                                          HARTFORD        U.S. GOVERNMENT        HARTFORD
                                           STOCK            SECURITIES             VALUE
                                          HLS FUND           HLS FUND            HLS FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            40,917           2,515,163           1,491,943
                                        ============       =============       =============
  Cost                                    $1,788,681         $26,619,623         $16,598,123
                                        ============       =============       =============
  Market value                            $2,376,057         $25,954,657         $22,957,525
 Due from Sponsor Company                         --                  --                  --
 Receivable from fund shares sold              2,265                 515              31,842
 Other assets                                      2                   2                  --
                                        ------------       -------------       -------------
 Total assets                              2,378,324          25,955,174          22,989,367
                                        ------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        2,265                 515              31,842
 Payable for fund shares purchased                --                  --                  --
 Other liabilities                                --                  --                   1
                                        ------------       -------------       -------------
 Total liabilities                             2,265                 515              31,843
                                        ------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $2,376,059         $25,954,659         $22,957,524
                                        ============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               162,836           2,542,930           1,559,325
 Minimum unit fair value #*               $13.336075           $9.643434          $13.379495
 Maximum unit fair value #*               $22.389298          $11.146482          $20.657509
 Contract liability                       $2,376,059         $25,948,198         $22,957,524
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    --                 638                  --
 Minimum unit fair value #*                       --          $10.133838                  --
 Maximum unit fair value #*                       --          $10.133838                  --
 Contract liability                               --              $6,461                  --

                                                                     AMERICAN FUNDS
                                                                        BLUE CHIP
                                            AMERICAN FUNDS             INCOME AND              AMERICAN FUNDS
                                           ASSET ALLOCATION              GROWTH                     BOND
                                               HLS FUND                 HLS FUND                  HLS FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               3,740,705                2,988,703                20,562,676
                                             =============            =============            ==============
  Cost                                         $38,107,005              $28,477,375              $200,959,513
                                             =============            =============            ==============
  Market value                                 $47,245,099              $36,790,934              $200,486,093
 Due from Sponsor Company                               --                       --                        --
 Receivable from fund shares sold                    7,305                    5,232                   158,555
 Other assets                                           --                       --                        --
                                             -------------            -------------            --------------
 Total assets                                   47,252,404               36,796,166               200,644,648
                                             -------------            -------------            --------------
LIABILITIES:
 Due to Sponsor Company                              7,305                    5,232                   158,555
 Payable for fund shares purchased                      --                       --                        --
 Other liabilities                                       2                        1                         5
                                             -------------            -------------            --------------
 Total liabilities                                   7,307                    5,233                   158,560
                                             -------------            -------------            --------------
NET ASSETS:
 For contract liabilities                      $47,245,097              $36,790,933              $200,486,088
                                             =============            =============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   3,327,462                2,582,280                18,723,202
 Minimum unit fair value #*                     $12.730786               $12.441385                $10.074416
 Maximum unit fair value #*                     $19.099251               $20.419694                $12.422582
 Contract liability                            $47,243,376              $36,790,933              $200,419,733
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         126                       --                     6,136
 Minimum unit fair value #*                     $13.627112                       --                $10.814207
 Maximum unit fair value #*                     $13.627112                       --                $10.814207
 Contract liability                                 $1,721                       --                   $66,355

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       AMERICAN FUNDS
                                              AMERICAN FUNDS            GLOBAL GROWTH
                                                GLOBAL BOND              AND INCOME
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,427,333                3,657,185
                                               =============            =============
  Cost                                           $14,371,436              $29,323,944
                                               =============            =============
  Market value                                   $13,788,038              $41,106,755
 Due from Sponsor Company                                 --                       --
 Receivable from fund shares sold                      2,382                   29,431
 Other assets                                              1                        2
                                               -------------            -------------
 Total assets                                     13,790,421               41,136,188
                                               -------------            -------------
LIABILITIES:
 Due to Sponsor Company                                2,382                   29,431
 Payable for fund shares purchased                        --                       --
 Other liabilities                                        --                       --
                                               -------------            -------------
 Total liabilities                                     2,382                   29,431
                                               -------------            -------------
NET ASSETS:
 For contract liabilities                        $13,788,039              $41,106,757
                                               =============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,255,368                3,324,112
 Minimum unit fair value #*                        $9.860695               $11.119086
 Maximum unit fair value #*                       $12.170504               $20.656373
 Contract liability                              $13,788,039              $41,104,769
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                      167
 Minimum unit fair value #*                               --               $11.902068
 Maximum unit fair value #*                               --               $11.902068
 Contract liability                                       --                   $1,988

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                      GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                        HLS FUND                 HLS FUND                  HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,657,883                5,348,862                21,785,360
                                      =============            =============            ==============
  Cost                                  $14,817,149              $39,968,189              $176,575,134
                                      =============            =============            ==============
  Market value                          $20,823,010              $50,653,728              $285,170,366
 Due from Sponsor Company                        --                       --                        --
 Receivable from fund shares
  sold                                        8,837                   34,182                   191,175
 Other assets                                    --                        1                         2
                                      -------------            -------------            --------------
 Total assets                            20,831,847               50,687,911               285,361,543
                                      -------------            -------------            --------------
LIABILITIES:
 Due to Sponsor Company                       8,837                   34,182                   191,175
 Payable for fund shares
  purchased                                      --                       --                        --
 Other liabilities                                1                       --                        --
                                      -------------            -------------            --------------
 Total liabilities                            8,838                   34,182                   191,175
                                      -------------            -------------            --------------
NET ASSETS:
 For contract liabilities               $20,823,009              $50,653,729              $285,170,368
                                      =============            =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,472,907                4,339,586                20,910,116
 Minimum unit fair value #*              $12.580461               $10.542672                $12.228300
 Maximum unit fair value #*              $22.260424               $23.450969                $22.977095
 Contract liability                     $20,823,009              $50,622,053              $285,079,541
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                    2,799                     6,922
 Minimum unit fair value #*                      --               $11.317200                $12.832211
 Maximum unit fair value #*                      --               $11.317200                $13.126621
 Contract liability                              --                  $31,676                   $90,827


                                     AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                      GROWTH-INCOME            INTERNATIONAL               NEW WORLD
                                        HLS FUND                  HLS FUND                 HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       12,158,198                17,862,594                2,986,620
                                      =============            ==============            =============
  Cost                                 $104,020,264              $136,547,590              $24,527,952
                                      =============            ==============            =============
  Market value                         $161,217,707              $183,448,847              $27,387,307
 Due from Sponsor Company                        --                        --                    2,949
 Receivable from fund shares
  sold                                      107,644                   173,921                       --
 Other assets                                     4                        --                       --
                                      -------------            --------------            -------------
 Total assets                           161,325,355               183,622,768               27,390,256
                                      -------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                     107,644                   173,921                       --
 Payable for fund shares
  purchased                                      --                        --                    2,949
 Other liabilities                               --                         5                        1
                                      -------------            --------------            -------------
 Total liabilities                          107,644                   173,926                    2,950
                                      -------------            --------------            -------------
NET ASSETS:
 For contract liabilities              $161,217,711              $183,448,842              $27,387,306
                                      =============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           11,477,564                16,867,429                2,358,460
 Minimum unit fair value #*              $12.526209                 $9.861688               $10.219994
 Maximum unit fair value #*              $21.179342                $18.634092               $19.100649
 Contract liability                    $161,126,827              $183,403,555              $27,387,306
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                6,759                     4,280                       --
 Minimum unit fair value #*              $13.446342                $10.348777                       --
 Maximum unit fair value #*              $13.446342                $10.586224                       --
 Contract liability                         $90,884                   $45,287                       --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                            PORTFOLIO      LORD ABBETT
                                           DIVERSIFIER     FUNDAMENTAL
                                             HLS FUND      EQUITY FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            39,122,004        711,111
                                          ==============  =============
  Cost                                      $362,109,840    $13,140,420
                                          ==============  =============
  Market value                              $318,061,889    $14,954,661
 Due from Sponsor Company                             --             --
 Receivable from fund shares sold                 12,867              8
 Other assets                                         --             --
                                          --------------  -------------
 Total assets                                318,074,756     14,954,669
                                          --------------  -------------
LIABILITIES:
 Due to Sponsor Company                           12,867              8
 Payable for fund shares purchased                    --             --
 Other liabilities                                     2             --
                                          --------------  -------------
 Total liabilities                                12,869              8
                                          --------------  -------------
NET ASSETS:
 For contract liabilities                   $318,061,887    $14,954,661
                                          ==============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                39,669,516        916,947
 Minimum unit fair value #*                    $7.923100     $13.920102
 Maximum unit fair value #*                    $8.172104     $18.351660
 Contract liability                         $318,061,887    $14,954,661
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --             --
 Minimum unit fair value #*                           --             --
 Maximum unit fair value #*                           --             --
 Contract liability                                   --             --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       LORD ABBETT
                                       CALIBRATED       LORD ABBETT      LORD ABBETT
                                        DIVIDEND           BOND          GROWTH AND
                                       GROWTH FUND    DEBENTURE FUND     INCOME FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,114,084        4,484,925          343,442
                                       ===========      ===========      ===========
  Cost                                 $15,172,211      $50,576,596       $7,649,521
                                       ===========      ===========      ===========
  Market value                         $18,126,146      $55,209,423      $11,416,002
 Due from Sponsor Company                       --               --               --
 Receivable from fund shares sold            8,351           26,062              836
 Other assets                                   --               --                2
                                       -----------      -----------      -----------
 Total assets                           18,134,497       55,235,485       11,416,840
                                       -----------      -----------      -----------
LIABILITIES:
 Due to Sponsor Company                      8,351           26,062              836
 Payable for fund shares purchased              --               --               --
 Other liabilities                              --                1               --
                                       -----------      -----------      -----------
 Total liabilities                           8,351           26,063              836
                                       -----------      -----------      -----------
NET ASSETS:
 For contract liabilities              $18,126,146      $55,209,422      $11,416,004
                                       ===========      ===========      ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,205,458        3,695,671          855,047
 Minimum unit fair value #*             $14.091974       $11.999627       $12.065409
 Maximum unit fair value #*             $19.639320       $18.695032       $19.179208
 Contract liability                    $18,116,843      $55,150,132      $11,416,004
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 601            4,038               --
 Minimum unit fair value #*             $15.469389       $14.681607               --
 Maximum unit fair value #*             $15.469389       $14.681607               --
 Contract liability                         $9,303          $59,290               --


                                        MFS(R) CORE   MFS(R) GROWTH  MFS(R) GLOBAL
                                       EQUITY SERIES     SERIES      EQUITY SERIES
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                          866,911      4,587,856      1,419,756
                                        ===========   ============    ===========
  Cost                                  $16,286,731   $141,065,145    $20,697,392
                                        ===========   ============    ===========
  Market value                          $20,424,444   $178,720,895    $27,230,932
 Due from Sponsor Company                        --             --             --
 Receivable from fund shares sold            10,783         35,987          1,870
 Other assets                                    --             --             --
                                        -----------   ------------    -----------
 Total assets                            20,435,227    178,756,882     27,232,802
                                        -----------   ------------    -----------
LIABILITIES:
 Due to Sponsor Company                      10,783         35,987          1,870
 Payable for fund shares purchased               --             --             --
 Other liabilities                                6              1             --
                                        -----------   ------------    -----------
 Total liabilities                           10,789         35,988          1,870
                                        -----------   ------------    -----------
NET ASSETS:
 For contract liabilities               $20,424,438   $178,720,894    $27,230,932
                                        ===========   ============    ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,648,122     14,194,242      1,292,616
 Minimum unit fair value #*               $9.190301      $8.763616     $18.124901
 Maximum unit fair value #*              $21.877410     $23.545704     $25.467317
 Contract liability                     $20,236,379   $178,525,068    $27,088,893
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #               13,476         13,456          6,493
 Minimum unit fair value #*              $10.207498      $9.604673     $20.044771
 Maximum unit fair value #*              $15.804619     $15.002929     $24.164770
 Contract liability                        $188,059       $195,826       $142,039

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    MFS(R) INVESTORS
                                         GROWTH               MFS(R) INVESTORS
                                      STOCK SERIES              TRUST SERIES
                                       SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        2,685,698                 7,137,786
                                      =============            ==============
  Cost                                  $30,761,897              $135,086,655
                                      =============            ==============
  Market value                          $41,144,905              $213,740,357
 Due from Sponsor Company                        --                        --
 Receivable from fund shares
  sold                                       13,055                   149,014
 Other assets                                     1                        --
                                      -------------            --------------
 Total assets                            41,157,961               213,889,371
                                      -------------            --------------
LIABILITIES:
 Due to Sponsor Company                      13,055                   149,014
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               --                         1
                                      -------------            --------------
 Total liabilities                           13,055                   149,015
                                      -------------            --------------
NET ASSETS:
 For contract liabilities               $41,144,906              $213,740,356
                                      =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            3,633,681                15,584,840
 Minimum unit fair value #*               $9.005045                $12.522769
 Maximum unit fair value #*              $21.376433                $20.230864
 Contract liability                     $41,017,208              $213,394,692
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               10,495                    23,906
 Minimum unit fair value #*               $9.810820                $13.643186
 Maximum unit fair value #*              $13.010717                $16.219404
 Contract liability                        $127,698                  $345,664

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS(R) MID CAP              MFS(R) NEW         MFS(R) TOTAL
                                     GROWTH SERIES           DISCOVERY SERIES      RETURN SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       6,751,765                 7,925,187          26,549,019
                                     =============            ==============       =============
  Cost                                 $47,508,477              $122,976,882        $510,187,841
                                     =============            ==============       =============
  Market value                         $60,765,890              $174,807,225        $621,611,837
 Due from Sponsor Company                       --                        --                  --
 Receivable from fund shares
  sold                                      27,132                   166,302             344,742
 Other assets                                   --                        --                   1
                                     -------------            --------------       -------------
 Total assets                           60,793,022               174,973,527         621,956,580
                                     -------------            --------------       -------------
LIABILITIES:
 Due to Sponsor Company                     27,132                   166,302             344,742
 Payable for fund shares
  purchased                                     --                        --                  --
 Other liabilities                              --                         1                  --
                                     -------------            --------------       -------------
 Total liabilities                          27,132                   166,303             344,742
                                     -------------            --------------       -------------
NET ASSETS:
 For contract liabilities              $60,765,890              $174,807,224        $621,611,838
                                     =============            ==============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           7,565,231                 8,363,125          36,547,757
 Minimum unit fair value #*              $7.232828                $14.432248          $12.127209
 Maximum unit fair value #*             $24.816504                $33.096611          $21.124475
 Contract liability                    $60,587,446              $174,245,595        $619,814,660
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              22,189                    23,202              98,476
 Minimum unit fair value #*              $7.881111                $17.235764          $16.920473
 Maximum unit fair value #*              $8.465552                $29.523945          $21.124475
 Contract liability                       $178,444                  $561,629          $1,797,178

                                 MFS(R) VALUE       MFS(R) RESEARCH           MFS(R) RESEARCH
                                    SERIES            BOND SERIES          INTERNATIONAL SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  20,649,922           62,697,646                1,927,063
                                ==============       ==============            =============
  Cost                            $272,717,927         $802,493,267              $26,560,822
                                ==============       ==============            =============
  Market value                    $395,887,090         $819,089,481              $27,807,528
 Due from Sponsor Company                   --                   --                       --
 Receivable from fund shares
  sold                                 231,953              366,196                    1,363
 Other assets                               --                   --                       --
                                --------------       --------------            -------------
 Total assets                      396,119,043          819,455,677               27,808,891
                                --------------       --------------            -------------
LIABILITIES:
 Due to Sponsor Company                231,953              366,196                    1,363
 Payable for fund shares
  purchased                                 --                   --                       --
 Other liabilities                           6                    9                        1
                                --------------       --------------            -------------
 Total liabilities                     231,959              366,205                    1,364
                                --------------       --------------            -------------
NET ASSETS:
 For contract liabilities         $395,887,084         $819,089,472              $27,807,527
                                ==============       ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      20,695,501           63,080,317                1,834,573
 Minimum unit fair value #*         $13.537167           $10.640500               $14.191843
 Maximum unit fair value #*         $26.028066           $14.115109               $16.886430
 Contract liability               $395,524,674         $818,782,419              $27,781,368
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          17,099               24,573                    1,708
 Minimum unit fair value #*         $14.225025           $10.670430               $15.277958
 Maximum unit fair value #*         $24.902930           $13.506726               $15.748972
 Contract liability                   $362,410             $307,053                  $26,159

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) RESEARCH           MFS(R) HIGH
                                                  SERIES             YIELD PORTFOLIO
                                               SUB-ACCOUNT          SUB-ACCOUNT (4)(5)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,018,270              25,144,671
                                               ============            ============
  Cost                                          $21,666,653            $155,329,015
                                               ============            ============
  Market value                                  $29,265,105            $157,908,536
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                    25,742                  87,157
 Other assets                                             1                       2
                                               ------------            ------------
 Total assets                                    29,290,848             157,995,695
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                              25,742                  87,157
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                   25,742                  87,157
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                       $29,265,106            $157,908,538
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,683,027              15,025,241
 Minimum unit fair value #*                      $16.007795              $10.422041
 Maximum unit fair value #*                      $20.933687              $10.526650
 Contract liability                             $29,265,106            $157,348,036
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                  53,433
 Minimum unit fair value #*                              --              $10.480927
 Maximum unit fair value #*                              --              $10.521260
 Contract liability                                      --                $560,502

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4)  Funded as of August 15, 2013.

(5) Effective August 16, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              BLACKROCK                BLACKROCK                BLACKROCK
                                               GLOBAL                   GLOBAL                  LARGE CAP
                                        ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               313,126                   22,135                   66,260
                                             ===========              ===========              ===========
  Cost                                        $4,609,464                 $238,943                 $652,688
                                             ===========              ===========              ===========
  Market value                                $4,878,497                 $398,006                 $942,226
 Due from Sponsor Company                             --                       --                       --
 Receivable from fund shares sold                    148                       20                       49
 Other assets                                         --                       --                        2
                                             -----------              -----------              -----------
 Total assets                                  4,878,645                  398,026                  942,277
                                             -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                              148                       20                       49
 Payable for fund shares purchased                    --                       --                       --
 Other liabilities                                    --                       --                       --
                                             -----------              -----------              -----------
 Total liabilities                                   148                       20                       49
                                             -----------              -----------              -----------
NET ASSETS:
 For contract liabilities                     $4,878,497                 $398,006                 $942,228
                                             ===========              ===========              ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   419,306                   23,118                   61,490
 Minimum unit fair value #*                   $11.501993               $14.556332               $12.903287
 Maximum unit fair value #*                   $11.911502               $18.949722               $21.230957
 Contract liability                           $4,878,497                 $398,006                 $902,240
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                       --                    2,956
 Minimum unit fair value #*                           --                       --               $13.525591
 Maximum unit fair value #*                           --                       --               $13.525591
 Contract liability                                   --                       --                  $39,988

                                              BLACKROCK            UIF CORE PLUS
                                               EQUITY              FIXED INCOME             UIF GROWTH
                                         DIVIDEND V.I. FUND          PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT (6)(7)     SUB-ACCOUNT (6)(8)(9)
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               996,561                 96,476                 110,111
                                             ===========            ===========             ===========
  Cost                                        $9,020,719               $958,038              $2,827,341
                                             ===========            ===========             ===========
  Market value                               $10,732,964               $983,095              $3,346,277
 Due from Sponsor Company                            733                     --                      --
 Receivable from fund shares sold                     --                     46                     168
 Other assets                                         --                     --                      --
                                             -----------            -----------             -----------
 Total assets                                 10,733,697                983,141               3,346,445
                                             -----------            -----------             -----------
LIABILITIES:
 Due to Sponsor Company                               --                     46                     168
 Payable for fund shares purchased                   733                     --                      --
 Other liabilities                                     2                     --                      --
                                             -----------            -----------             -----------
 Total liabilities                                   735                     46                     168
                                             -----------            -----------             -----------
NET ASSETS:
 For contract liabilities                    $10,732,962               $983,095              $3,346,277
                                             ===========            ===========             ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   767,658                 97,592                 255,664
 Minimum unit fair value #*                   $13.768822             $10.032769              $13.016247
 Maximum unit fair value #*                   $14.258946             $10.092052              $13.109696
 Contract liability                          $10,716,558               $983,095              $3,346,277
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     1,174                     --                      --
 Minimum unit fair value #*                   $13.974472                     --                      --
 Maximum unit fair value #*                   $13.974472                     --                      --
 Contract liability                              $16,404                     --                      --

(6)  Funded as of September 6, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           UIF MID CAP        INVESCO V.I.
                                             GROWTH             AMERICAN
                                            PORTFOLIO          VALUE FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (10)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            1,216,410             720,514
                                          =============       =============
  Cost                                      $10,848,867          $9,185,589
                                          =============       =============
  Market value                              $17,333,856         $14,215,750
 Due from Sponsor Company                            --                  --
 Receivable from fund shares sold                 1,644               3,277
 Other assets                                        --                  --
                                          -------------       -------------
 Total assets                                17,335,500          14,219,027
                                          -------------       -------------
LIABILITIES:
 Due to Sponsor Company                           1,644               3,277
 Payable for fund shares purchased                   --                  --
 Other liabilities                                   --                   3
                                          -------------       -------------
 Total liabilities                                1,644               3,280
                                          -------------       -------------
NET ASSETS:
 For contract liabilities                   $17,333,856         $14,215,747
                                          =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,071,141             851,094
 Minimum unit fair value #*                  $14.721486          $14.835152
 Maximum unit fair value #*                  $27.372052          $26.220221
 Contract liability                         $17,333,856         $14,215,747
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                       --                  --
 Minimum unit fair value #*                          --                  --
 Maximum unit fair value #*                          --                  --
 Contract liability                                  --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(10) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MORGAN STANLEY                                     OPPENHEIMER
                                        MID CAP                 BLACKROCK                 CAPITAL
                                         GROWTH                  CAPITAL                APPRECIATION
                                       PORTFOLIO          APPRECIATION V.I. FUND          FUND/VA
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          16,154                  962,331                   39,267
                                      ============             ============             ============
  Cost                                    $484,665               $8,473,457               $1,540,979
                                      ============             ============             ============
  Market value                            $709,838               $9,392,354               $2,252,773
 Due from Sponsor Company                       --                      708                       --
 Receivable from fund shares
  sold                                          32                       --                    2,090
 Other assets                                    1                       --                        4
                                      ------------             ------------             ------------
 Total assets                              709,871                9,393,062                2,254,867
                                      ------------             ------------             ------------
LIABILITIES:
 Due to Sponsor Company                         32                       --                    2,090
 Payable for fund shares
  purchased                                     --                      708                       --
 Other liabilities                              --                       --                       --
                                      ------------             ------------             ------------
 Total liabilities                              32                      708                    2,090
                                      ------------             ------------             ------------
NET ASSETS:
 For contract liabilities                 $709,839               $9,392,354               $2,252,777
                                      ============             ============             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              45,658                  705,102                  170,022
 Minimum unit fair value #*             $14.607207               $13.033462               $12.069564
 Maximum unit fair value #*             $16.020231               $13.954005               $20.915336
 Contract liability                       $709,839               $9,392,354               $2,252,777
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                       --                       --
 Minimum unit fair value #*                     --                       --                       --
 Maximum unit fair value #*                     --                       --                       --
 Contract liability                             --                       --                       --

                                                                                        OPPENHEIMER
                                       OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                         GLOBAL                MAIN STREET               SMALL CAP
                                         FUND/VA                 FUND/VA                  FUND/VA
                                    SUB-ACCOUNT (11)           SUB-ACCOUNT           SUB-ACCOUNT (12)
-------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          477,323                 122,636                  936,523
                                      =============            ============            =============
  Cost                                  $12,733,979              $2,621,956              $13,719,208
                                      =============            ============            =============
  Market value                          $19,317,277              $3,800,495              $25,782,479
 Due from Sponsor Company                        --                      --                       --
 Receivable from fund shares
  sold                                           51                     169                    4,644
 Other assets                                    --                       3                       --
                                      -------------            ------------            -------------
 Total assets                            19,317,328               3,800,667               25,787,123
                                      -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                          51                     169                    4,644
 Payable for fund shares
  purchased                                      --                      --                       --
 Other liabilities                               --                      --                       --
                                      -------------            ------------            -------------
 Total liabilities                               51                     169                    4,644
                                      -------------            ------------            -------------
NET ASSETS:
 For contract liabilities               $19,317,277              $3,800,498              $25,782,479
                                      =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,371,599                 262,453                1,475,043
 Minimum unit fair value #*              $12.951963              $13.403758               $16.079678
 Maximum unit fair value #*              $22.284442              $21.007747               $27.140824
 Contract liability                     $19,317,277              $3,800,498              $25,782,479
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                      --                       --
 Minimum unit fair value #*                      --                      --                       --
 Maximum unit fair value #*                      --                      --                       --
 Contract liability                              --                      --                       --

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      OPPENHEIMER          PUTNAM VT
                                         EQUITY           DIVERSIFIED
                                      INCOME FUND         INCOME FUND
                                    SUB-ACCOUNT (13)      SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         267,744           9,185,498
                                      ============       =============
  Cost                                  $3,079,633         $62,863,321
                                      ============       =============
  Market value                          $3,689,508         $69,534,219
 Due from Sponsor Company                       --                  --
 Receivable from fund shares
  sold                                         508               3,304
 Other assets                                   --                  --
                                      ------------       -------------
 Total assets                            3,690,016          69,537,523
                                      ------------       -------------
LIABILITIES:
 Due to Sponsor Company                        508               3,304
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                               1                  --
                                      ------------       -------------
 Total liabilities                             509               3,304
                                      ------------       -------------
NET ASSETS:
 For contract liabilities               $3,689,507         $69,534,219
                                      ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             285,975           5,112,542
 Minimum unit fair value #*             $11.882762          $12.666472
 Maximum unit fair value #*             $19.911354          $19.649716
 Contract liability                     $3,689,507         $69,534,219
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                  --
 Minimum unit fair value #*                     --                  --
 Maximum unit fair value #*                     --                  --
 Contract liability                             --                  --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(13) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT      PUTNAM VT
                                     GLOBAL ASSET       INTERNATIONAL  INTERNATIONAL
                                   ALLOCATION FUND       VALUE FUND     EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        267,404            104,006        110,983
                                     ============       ============   ============
  Cost                                 $3,662,267           $933,385     $1,301,248
                                     ============       ============   ============
  Market value                         $5,048,594         $1,150,307     $1,585,940
 Due from Sponsor Company                      --                 --             --
 Receivable from fund shares
  sold                                        216                 54             72
 Other assets                                  --                 --             --
                                     ------------       ------------   ------------
 Total assets                           5,048,810          1,150,361      1,586,012
                                     ------------       ------------   ------------
LIABILITIES:
 Due to Sponsor Company                       216                 54             72
 Payable for fund shares
  purchased                                    --                 --             --
 Other liabilities                              1                 --              1
                                     ------------       ------------   ------------
 Total liabilities                            217                 54             73
                                     ------------       ------------   ------------
NET ASSETS:
 For contract liabilities              $5,048,593         $1,150,307     $1,585,939
                                     ============       ============   ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            370,550            114,845        156,042
 Minimum unit fair value #*            $12.977760          $9.098202      $9.641850
 Maximum unit fair value #*            $19.623949         $16.603933     $16.942821
 Contract liability                    $5,048,593         $1,150,307     $1,585,939
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                 --             --
 Minimum unit fair value #*                    --                 --             --
 Maximum unit fair value #*                    --                 --             --
 Contract liability                            --                 --             --

                                                         PUTNAM VT
                                      PUTNAM VT          SMALL CAP      PUTNAM VT
                                    INVESTORS FUND       VALUE FUND   VOYAGER FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         12,062            157,405        204,344
                                     ============       ============  =============
  Cost                                   $126,950         $2,474,595     $7,579,467
                                     ============       ============  =============
  Market value                           $185,389         $3,280,332    $10,533,928
 Due from Sponsor Company                      --                 --        159,222
 Receivable from fund shares
  sold                                          5                828             --
 Other assets                                   1                  2             --
                                     ------------       ------------  -------------
 Total assets                             185,395          3,281,162     10,693,150
                                     ------------       ------------  -------------
LIABILITIES:
 Due to Sponsor Company                         5                828             --
 Payable for fund shares
  purchased                                    --                 --        159,222
 Other liabilities                             --                 --             --
                                     ------------       ------------  -------------
 Total liabilities                              5                828        159,222
                                     ------------       ------------  -------------
NET ASSETS:
 For contract liabilities                $185,390         $3,280,334    $10,533,928
                                     ============       ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              9,920            202,535        622,930
 Minimum unit fair value #*            $16.729294         $14.966864     $14.141831
 Maximum unit fair value #*            $21.580184         $24.711748     $20.649711
 Contract liability                      $185,390         $3,276,937    $10,533,928
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                217             --
 Minimum unit fair value #*                    --         $15.682531             --
 Maximum unit fair value #*                    --         $15.682531             --
 Contract liability                            --             $3,397             --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           PUTNAM VT       PIMCO
                                             EQUITY      ALL ASSET
                                          INCOME FUND       FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              84,829       184,768
                                          ============  ============
  Cost                                      $1,229,409    $2,070,202
                                          ============  ============
  Market value                              $1,730,502    $2,028,753
 Due from Sponsor Company                           --            --
 Receivable from fund shares sold                   37            63
 Other assets                                       --            --
                                          ------------  ------------
 Total assets                                1,730,539     2,028,816
                                          ------------  ------------
LIABILITIES:
 Due to Sponsor Company                             37            63
 Payable for fund shares purchased                  --            --
 Other liabilities                                  --            --
                                          ------------  ------------
 Total liabilities                                  37            63
                                          ------------  ------------
NET ASSETS:
 For contract liabilities                   $1,730,502    $2,028,753
                                          ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  86,799       180,362
 Minimum unit fair value #*                 $16.810753    $11.090777
 Maximum unit fair value #*                 $21.237933    $11.550113
 Contract liability                         $1,730,502    $2,028,753
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --            --
 Minimum unit fair value #*                         --            --
 Maximum unit fair value #*                         --            --
 Contract liability                                 --            --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        PIMCO
                                                PIMCO                  GLOBAL              JENNISON 20/20
                                            EQS PATHFINDER           MULTI-ASSET               FOCUS
                                                 FUND                   FUND                 PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                653,649                 67,172                  27,056
                                             ============            ===========            ============
  Cost                                         $7,023,671               $845,944                $321,901
                                             ============            ===========            ============
  Market value                                 $8,157,536               $764,413                $544,905
 Due from Sponsor Company                             629                     --                      --
 Receivable from fund shares sold                      --                     28                      29
 Other assets                                          --                     --                       1
                                             ------------            -----------            ------------
 Total assets                                   8,158,165                764,441                 544,935
                                             ------------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                     28                      29
 Payable for fund shares purchased                    629                     --                      --
 Other liabilities                                     --                     --                      --
                                             ------------            -----------            ------------
 Total liabilities                                    629                     28                      29
                                             ------------            -----------            ------------
NET ASSETS:
 For contract liabilities                      $8,157,536               $764,413                $544,906
                                             ============            ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    676,739                 81,041                 229,655
 Minimum unit fair value #*                    $11.911904              $9.385745               $1.791784
 Maximum unit fair value #*                    $12.274554              $9.686929              $20.615066
 Contract liability                            $8,157,536               $764,413                $544,906
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                     --                      --
 Minimum unit fair value #*                            --                     --                      --
 Maximum unit fair value #*                            --                     --                      --
 Contract liability                                    --                     --                      --


                                                                PRUDENTIAL        INVESCO V.I.
                                              JENNISON            VALUE            GROWTH AND
                                              PORTFOLIO         PORTFOLIO          INCOME FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (14)
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,066             14,739           1,705,271
                                             ===========       ============       =============
  Cost                                           $36,879           $274,820         $28,043,358
                                             ===========       ============       =============
  Market value                                   $38,735           $355,504         $44,729,275
 Due from Sponsor Company                             --                 --                  --
 Receivable from fund shares sold                      2                 18              11,824
 Other assets                                         --                 --                  --
                                             -----------       ------------       -------------
 Total assets                                     38,737            355,522          44,741,099
                                             -----------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company                                2                 18              11,824
 Payable for fund shares purchased                    --                 --                  --
 Other liabilities                                    --                  1                   3
                                             -----------       ------------       -------------
 Total liabilities                                     2                 19              11,827
                                             -----------       ------------       -------------
NET ASSETS:
 For contract liabilities                        $38,735           $355,503         $44,729,272
                                             ===========       ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    28,559            188,064           2,888,782
 Minimum unit fair value #*                    $1.356307          $1.615546          $13.307820
 Maximum unit fair value #*                    $1.356307         $20.755915          $22.422445
 Contract liability                              $38,735           $355,503         $44,664,380
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                 --               4,442
 Minimum unit fair value #*                           --                 --          $14.608687
 Maximum unit fair value #*                           --                 --          $14.608687
 Contract liability                                   --                 --             $64,892

(14) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.            INVESCO V.I.
                                              COMSTOCK FUND         AMERICAN FRANCHISE
                                             SUB-ACCOUNT (15)        SUB-ACCOUNT (16)
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  152,828                1,241,847
                                               ============            =============
  Cost                                           $2,175,023              $46,852,554
                                               ============            =============
  Market value                                   $2,702,012              $62,824,451
 Due from Sponsor Company                                --                       --
 Receivable from fund shares sold                       126                  137,495
 Other assets                                            --                       --
                                               ------------            -------------
 Total assets                                     2,702,138               62,961,946
                                               ------------            -------------
LIABILITIES:
 Due to Sponsor Company                                 126                  137,495
 Payable for fund shares purchased                       --                       --
 Other liabilities                                        1                        2
                                               ------------            -------------
 Total liabilities                                      127                  137,497
                                               ------------            -------------
NET ASSETS:
 For contract liabilities                        $2,702,011              $62,824,449
                                               ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      122,895                4,462,436
 Minimum unit fair value #*                      $20.403590               $13.248107
 Maximum unit fair value #*                      $22.731362               $14.509057
 Contract liability                              $2,702,011              $62,739,805
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                    5,946
 Minimum unit fair value #*                              --               $14.169046
 Maximum unit fair value #*                              --               $14.468642
 Contract liability                                      --                  $84,644

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(15) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                     INVESCO V.I.           ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                        MID CAP             INDEX ASSET           TOTAL RETURN           INTRINSIC
                                      GROWTH FUND         ALLOCATION FUND          BOND FUND             VALUE FUND
                                   SUB-ACCOUNT (17)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,515,189                45,648               425,446               134,556
                                     =============          ============          ============          ============
  Cost                                 $11,041,201              $579,038            $4,402,806            $2,037,527
                                     =============          ============          ============          ============
  Market value                         $13,448,655              $723,529            $4,292,748            $2,539,066
 Due from Sponsor Company                       --                    --                    --                    --
 Receivable from fund shares
  sold                                       2,828                    40                   593                   528
 Other assets                                   --                     1                    --                    --
                                     -------------          ------------          ------------          ------------
 Total assets                           13,451,483               723,570             4,293,341             2,539,594
                                     -------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                      2,828                    40                   593                   528
 Payable for fund shares
  purchased                                     --                    --                    --                    --
 Other liabilities                              --                    --                    --                     2
                                     -------------          ------------          ------------          ------------
 Total liabilities                           2,828                    40                   593                   530
                                     -------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $13,448,655              $723,530            $4,292,748            $2,539,064
                                     =============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,016,144               392,416             2,409,449             1,435,806
 Minimum unit fair value #*             $12.993495             $1.515427             $1.386255             $1.485583
 Maximum unit fair value #*             $13.482480            $17.372055            $12.544259            $18.548682
 Contract liability                    $13,443,425              $723,530            $4,292,748            $2,539,064
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 391                    --                    --                    --
 Minimum unit fair value #*             $13.359397                    --                    --                    --
 Maximum unit fair value #*             $13.359397                    --                    --                    --
 Contract liability                         $5,230                    --                    --                    --

                                     WELLS FARGO           WELLS FARGO
                                     ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO
                                    INTERNATIONAL           SMALL CAP            ADVANTAGE VT
                                     EQUITY FUND           GROWTH FUND          DISCOVERY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        199,950               225,907                53,267
                                     ============          ============          ============
  Cost                                   $951,511            $1,911,727            $1,054,150
                                     ============          ============          ============
  Market value                         $1,099,724            $2,534,677            $1,875,011
 Due from Sponsor Company                      --                    --                    --
 Receivable from fund shares
  sold                                         56                   311                    98
 Other assets                                  --                     1                    --
                                     ------------          ------------          ------------
 Total assets                           1,099,780             2,534,989             1,875,109
                                     ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                        56                   311                    98
 Payable for fund shares
  purchased                                    --                    --                    --
 Other liabilities                              1                    --                    --
                                     ------------          ------------          ------------
 Total liabilities                             57                   311                    98
                                     ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $1,099,723            $2,534,678            $1,875,011
                                     ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             80,929               939,461                73,497
 Minimum unit fair value #*            $13.282386             $2.243131            $23.699019
 Maximum unit fair value #*            $13.831388            $29.051082            $29.720208
 Contract liability                    $1,099,723            $2,534,678            $1,875,011
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --
 Minimum unit fair value #*                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --
 Contract liability                            --                    --                    --

(17) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT          WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                     VALUE FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,451                15,692
                                     ==========            ==========
  Cost                                 $249,080              $286,986
                                     ==========            ==========
  Market value                         $229,742              $410,367
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                       11                    19
 Other assets                                 1                    --
                                     ----------            ----------
 Total assets                           229,754               410,386
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      11                    19
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                     1
                                     ----------            ----------
 Total liabilities                           11                    20
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $229,743              $410,366
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,946                23,226
 Minimum unit fair value #*          $14.660937            $16.713448
 Maximum unit fair value #*          $21.137712            $18.211399
 Contract liability                    $229,743              $410,366
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                                 VALUE FUND               GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $125,850                   $6,035
                                                ------------               ----------
EXPENSES:
 Administrative charges                                   --                       --
 Mortality and expense risk charges                  (77,826)                 (24,038)
                                                ------------               ----------
  Total expenses                                     (77,826)                 (24,038)
                                                ------------               ----------
  Net investment income (loss)                        48,024                  (18,003)
                                                ------------               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       439,272                   50,842
 Net realized gain on distributions                       --                    1,922
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,652,826                  460,232
                                                ------------               ----------
  Net gain (loss) on investments                   2,092,098                  512,996
                                                ------------               ----------
  Net increase (decrease) in net assets
   resulting from operations                      $2,140,122                 $494,993
                                                ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL             SMALL/MID CAP
                                    STRATEGY PORTFOLIO         VALUE PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $672,931                $1,689,781                   $83,985
                                       ------------              ------------              ------------
EXPENSES:
 Administrative charges                          --                        --                        --
 Mortality and expense risk
  charges                                  (475,515)                 (483,109)                 (280,292)
                                       ------------              ------------              ------------
  Total expenses                           (475,515)                 (483,109)                 (280,292)
                                       ------------              ------------              ------------
  Net investment income (loss)              197,416                 1,206,672                  (196,307)
                                       ------------              ------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,598,691                   891,998                 3,100,993
 Net realized gain on
  distributions                                  --                        --                 1,147,484
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,445,500                 3,705,584                 1,685,598
                                       ------------              ------------              ------------
  Net gain (loss) on
   investments                            4,044,191                 4,597,582                 5,934,075
                                       ------------              ------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $4,241,607                $5,804,254                $5,737,768
                                       ============              ============              ============

                                                             ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                  ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                     VALUE PORTFOLIO           GROWTH PORTFOLIO         OPPORTUNITIES FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
-------------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $39,040                    $47,204                   $985,644
                                        ----------                -----------              -------------
EXPENSES:
 Administrative charges                         --                         --                   (100,871)
 Mortality and expense risk
  charges                                  (27,009)                  (107,138)                (1,278,814)
                                        ----------                -----------              -------------
  Total expenses                           (27,009)                  (107,138)                (1,379,685)
                                        ----------                -----------              -------------
  Net investment income (loss)              12,031                    (59,934)                  (394,041)
                                        ----------                -----------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    260,618                    336,375                 (3,222,472)
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          181,114                    414,874                 23,365,662
                                        ----------                -----------              -------------
  Net gain (loss) on
   investments                             441,732                    751,249                 20,143,190
                                        ----------                -----------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $453,763                   $691,315                $19,749,149
                                        ==========                ===========              =============

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.              INVESCO V.I.
                                              CORE                   GOVERNMENT
                                           EQUITY FUND            SECURITIES FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $2,451,791               $13,679,113
                                          -------------            --------------
EXPENSES:
 Administrative charges                        (273,571)                 (638,556)
 Mortality and expense risk charges          (2,768,498)               (7,837,417)
                                          -------------            --------------
  Total expenses                             (3,042,069)               (8,475,973)
                                          -------------            --------------
  Net investment income (loss)                 (590,278)                5,203,140
                                          -------------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               13,313,496                (2,639,938)
 Net realized gain on distributions                  --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   26,195,649               (24,197,731)
                                          -------------            --------------
  Net gain (loss) on investments             39,509,145               (26,837,669)
                                          -------------            --------------
  Net increase (decrease) in net assets
   resulting from operations                $38,918,867              $(21,634,529)
                                          =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                        INTERNATIONAL       MID CAP CORE          SMALL CAP
                                         GROWTH FUND         EQUITY FUND         EQUITY FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $2,256,982          $1,212,710              $8,085
                                        -------------       -------------       -------------
EXPENSES:
 Administrative charges                      (173,572)           (245,460)             (5,552)
 Mortality and expense risk charges        (2,780,366)         (3,044,166)         (2,141,865)
                                        -------------       -------------       -------------
  Total expenses                           (2,953,938)         (3,289,626)         (2,147,417)
                                        -------------       -------------       -------------
  Net investment income (loss)               (696,956)         (2,076,916)         (2,139,332)
                                        -------------       -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             11,748,100          13,011,331          18,172,319
 Net realized gain on distributions                --          12,279,992           1,222,463
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 19,043,858          18,975,828          19,654,124
                                        -------------       -------------       -------------
  Net gain (loss) on investments           30,791,958          44,267,151          39,048,906
                                        -------------       -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $30,095,002         $42,190,235         $36,909,574
                                        =============       =============       =============

                                             INVESCO V.I.
                                             BALANCED RISK          INVESCO V.I.          INVESCO V.I.
                                              ALLOCATION             DIVERSIFIED              MONEY
                                                 FUND               DIVIDEND FUND          MARKET FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (2)
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $307,707              $10,974                 $8,423
                                             -------------            ---------            -----------
EXPENSES:
 Administrative charges                                 --                   --                     --
 Mortality and expense risk charges               (348,033)              (7,092)              (697,596)
                                             -------------            ---------            -----------
  Total expenses                                  (348,033)              (7,092)              (697,596)
                                             -------------            ---------            -----------
  Net investment income (loss)                     (40,326)               3,882               (689,173)
                                             -------------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     853,098               47,148                     --
 Net realized gain on distributions                584,025                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,542,909)              42,303                     --
                                             -------------            ---------            -----------
  Net gain (loss) on investments                  (105,786)              89,451                     --
                                             -------------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations              $(146,112)             $93,333              $(689,173)
                                             =============            =========            ===========

(2)  Funded as of July 17, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP          AMERICAN FUNDS
                                                  MID CAP                    GLOBAL
                                                 VALUE FUND                BOND FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $6,759                        $ --
                                                 ----------              --------------
EXPENSES:
 Administrative charges                                  --                          --
 Mortality and expense risk charges                  (5,334)                 (3,388,621)
                                                 ----------              --------------
  Total expenses                                     (5,334)                 (3,388,621)
                                                 ----------              --------------
  Net investment income (loss)                        1,425                  (3,388,621)
                                                 ----------              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       46,687                   5,560,815
 Net realized gain on distributions                   7,997                   2,520,063
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           67,746                 (15,124,137)
                                                 ----------              --------------
  Net gain (loss) on investments                    122,430                  (7,043,259)
                                                 ----------              --------------
  Net increase (decrease) in net assets
   resulting from operations                       $123,855                $(10,431,880)
                                                 ==========              ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS                                      AMERICAN FUNDS
                                         GLOBAL                AMERICAN FUNDS              BLUE CHIP
                                       GROWTH AND                  ASSET                   INCOME AND
                                       INCOME FUND            ALLOCATION FUND             GROWTH FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,075,511               $13,235,302               $10,008,960
                                      -------------            --------------            --------------
EXPENSES:
 Administrative charges                          --                (1,630,526)                 (824,099)
 Mortality and expense risk
  charges                                (5,507,979)              (15,257,306)               (9,138,611)
                                      -------------            --------------            --------------
  Total expenses                         (5,507,979)              (16,887,832)               (9,962,710)
                                      -------------            --------------            --------------
  Net investment income (loss)            3,567,532                (3,652,530)                   46,250
                                      -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,632,568                98,804,588                51,030,450
 Net realized gain on
  distributions                                  --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        47,822,676                96,808,598               102,593,438
                                      -------------            --------------            --------------
  Net gain (loss) on
   investments                           59,455,244               195,613,186               153,623,888
                                      -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $63,022,776              $191,960,656              $153,670,138
                                      =============            ==============            ==============


                                                               AMERICAN FUNDS
                                      AMERICAN FUNDS               GLOBAL                AMERICAN FUNDS
                                        BOND FUND                GROWTH FUND              GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,234,567               $3,902,930               $16,647,712
                                      --------------            -------------            --------------
EXPENSES:
 Administrative charges                   (1,468,416)                (566,278)               (3,126,664)
 Mortality and expense risk
  charges                                (12,787,605)              (5,338,504)              (30,508,334)
                                      --------------            -------------            --------------
  Total expenses                         (14,256,021)              (5,904,782)              (33,634,998)
                                      --------------            -------------            --------------
  Net investment income (loss)             1,978,546               (2,001,852)              (16,987,286)
                                      --------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2,833,528               52,477,191               199,137,290
 Net realized gain on
  distributions                            8,759,030                       --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (43,853,482)              30,910,203               282,770,281
                                      --------------            -------------            --------------
  Net gain (loss) on
   investments                           (32,260,924)              83,387,394               481,907,571
                                      --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(30,282,378)             $81,385,542              $464,920,285
                                      ==============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS         AMERICAN FUNDS
                                  GROWTH-INCOME FUND     INTERNATIONAL FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $24,262,541             $6,640,815
                                     ------------            -----------
EXPENSES:
 Administrative charges                (3,240,371)              (857,483)
 Mortality and expense risk
  charges                             (30,516,960)            (8,039,813)
                                     ------------            -----------
  Total expenses                      (33,757,331)            (8,897,296)
                                     ------------            -----------
  Net investment income (loss)         (9,494,790)            (2,256,481)
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               173,500,905             27,093,666
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         368,826,487             67,973,677
                                     ------------            -----------
  Net gain (loss) on
   investments                        542,327,392             95,067,343
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $532,832,602            $92,810,862
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         WELLS FARGO
                                                                  AMERICAN FUNDS         ADVANTAGE VT
                                           AMERICAN FUNDS          GLOBAL SMALL             OMEGA
                                           NEW WORLD FUND       CAPITALIZATION FUND      GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,772,638             $1,952,025              $1,869
                                             -----------            -----------            --------
EXPENSES:
 Administrative charges                         (382,607)              (377,534)                 --
 Mortality and expense risk charges           (3,761,029)            (3,573,144)            (26,565)
                                             -----------            -----------            --------
  Total expenses                              (4,143,636)            (3,950,678)            (26,565)
                                             -----------            -----------            --------
  Net investment income (loss)                (1,370,998)            (1,998,653)            (24,696)
                                             -----------            -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                37,986,471             21,837,623             176,357
 Net realized gain on distributions            1,098,765                     --             115,086
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,145,925)            32,809,585             161,203
                                             -----------            -----------            --------
  Net gain (loss) on investments              19,939,311             54,647,208             452,646
                                             -----------            -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $18,568,313            $52,648,555            $427,950
                                             ===========            ===========            ========


                                          FIDELITY(R) VIP     FIDELITY(R) VIP       FIDELITY(R) VIP
                                               GROWTH           CONTRAFUND              MID CAP
                                             PORTFOLIO           PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $2,576            $719,534              $193,611
                                             ----------         -----------           -----------
EXPENSES:
 Administrative charges                              --                  --                    --
 Mortality and expense risk charges            (114,718)         (1,470,819)           (1,236,360)
                                             ----------         -----------           -----------
  Total expenses                               (114,718)         (1,470,819)           (1,236,360)
                                             ----------         -----------           -----------
  Net investment income (loss)                 (112,142)           (751,285)           (1,042,749)
                                             ----------         -----------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                1,255,700          16,818,147            11,049,004
 Net realized gain on distributions               3,919              25,198             9,463,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      837,474           9,727,607             3,785,294
                                             ----------         -----------           -----------
  Net gain (loss) on investments              2,097,093          26,570,952            24,297,439
                                             ----------         -----------           -----------
  Net increase (decrease) in net
   assets resulting from operations          $1,984,951         $25,819,667           $23,254,690
                                             ==========         ===========           ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     FIDELITY(R) VIP
                                             FIDELITY(R) VIP         DYNAMIC CAPITAL
                                             VALUE STRATEGIES          APPRECIATION
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $35,783                  $4,067
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (107,973)                (55,985)
                                               ------------            ------------
  Total expenses                                   (107,973)                (55,985)
                                               ------------            ------------
  Net investment income (loss)                      (72,190)                (51,918)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,255,910                 486,098
 Net realized gain on distributions                      --                 285,122
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          324,768                 321,644
                                               ------------            ------------
  Net gain (loss) on investments                  1,580,678               1,092,864
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $1,508,488              $1,040,946
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN
                                   FIDELITY(R) VIP             RISING                   FRANKLIN
                                  STRATEGIC INCOME           DIVIDENDS                   INCOME
                                      PORTFOLIO           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $49,404               $10,425,566              $101,835,077
                                      ---------            --------------            --------------
EXPENSES:
 Administrative charges                      --                  (941,372)               (2,035,950)
 Mortality and expense risk
  charges                               (11,430)              (10,523,530)              (23,853,395)
                                      ---------            --------------            --------------
  Total expenses                        (11,430)              (11,464,902)              (25,889,345)
                                      ---------            --------------            --------------
  Net investment income (loss)           37,974                (1,039,336)               75,945,732
                                      ---------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   8,095                73,168,104                20,080,102
 Net realized gain on
  distributions                          12,366                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (69,001)               87,099,953                69,513,674
                                      ---------            --------------            --------------
  Net gain (loss) on
   investments                          (48,540)              160,268,057                89,593,776
                                      ---------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(10,566)             $159,228,721              $165,539,508
                                      =========            ==============            ==============

                                        FRANKLIN                FRANKLIN                FRANKLIN
                                        LARGE CAP                GLOBAL               SMALL-MID CAP
                                         GROWTH                REAL ESTATE               GROWTH
                                     SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,015,078               $386,024                     $ --
                                      -------------            -----------            -------------
EXPENSES:
 Administrative charges                    (140,070)               (13,423)                (350,133)
 Mortality and expense risk
  charges                                (1,599,931)              (120,614)              (3,785,906)
                                      -------------            -----------            -------------
  Total expenses                         (1,740,001)              (134,037)              (4,136,039)
                                      -------------            -----------            -------------
  Net investment income (loss)             (724,923)               251,987               (4,136,039)
                                      -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10,080,321               (269,700)              19,815,930
 Net realized gain on
  distributions                                  --                     --               14,319,048
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        12,393,690                 94,639               38,720,902
                                      -------------            -----------            -------------
  Net gain (loss) on
   investments                           22,474,011               (175,061)              72,855,880
                                      -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $21,749,088                $76,926              $68,719,841
                                      =============            ===========            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN               FRANKLIN
                                                SMALL CAP              STRATEGIC
                                                  VALUE                 INCOME
                                             SECURITIES FUND        SECURITIES FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $913,673            $46,145,525
                                               -----------            -----------
EXPENSES:
 Administrative charges                                 --               (912,546)
 Mortality and expense risk charges             (1,270,848)           (11,633,994)
                                               -----------            -----------
  Total expenses                                (1,270,848)           (12,546,540)
                                               -----------            -----------
  Net investment income (loss)                    (357,175)            33,598,985
                                               -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  10,174,945             17,297,210
 Net realized gain on distributions              1,229,068              9,724,801
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      10,971,400            (51,365,053)
                                               -----------            -----------
  Net gain (loss) on investments                22,375,413            (24,343,042)
                                               -----------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $22,018,238             $9,255,943
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      TEMPLETON
                                                                     DEVELOPING              TEMPLETON
                                            MUTUAL SHARES              MARKETS                FOREIGN
                                           SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $17,845,019             $2,491,034             $7,482,024
                                             ------------            -----------            -----------
EXPENSES:
 Administrative charges                        (1,285,420)              (160,194)              (471,542)
 Mortality and expense risk charges           (13,944,066)            (1,902,880)            (5,313,137)
                                             ------------            -----------            -----------
  Total expenses                              (15,229,486)            (2,063,074)            (5,784,679)
                                             ------------            -----------            -----------
  Net investment income (loss)                  2,615,533                427,960              1,697,345
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 64,916,919              7,003,852             16,630,937
 Net realized gain on distributions                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    142,252,864            (11,184,408)            44,341,351
                                             ------------            -----------            -----------
  Net gain (loss) on investments              207,169,783             (4,180,556)            60,972,288
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $209,785,316            $(3,752,596)           $62,669,633
                                             ============            ===========            ===========

                                                                                             FRANKLIN
                                              TEMPLETON                MUTUAL                FLEX CAP
                                                GROWTH            GLOBAL DISCOVERY            GROWTH
                                           SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $11,458,421             $8,422,669                 $1,573
                                             ------------            -----------            -----------
EXPENSES:
 Administrative charges                          (600,396)              (545,179)               (69,352)
 Mortality and expense risk charges            (6,423,224)            (6,446,754)              (710,091)
                                             ------------            -----------            -----------
  Total expenses                               (7,023,620)            (6,991,933)              (779,443)
                                             ------------            -----------            -----------
  Net investment income (loss)                  4,434,801              1,430,736               (777,870)
                                             ------------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 21,849,485             32,880,542              7,313,487
 Net realized gain on distributions                    --             35,174,580                120,815
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     75,728,844             25,664,003              6,289,083
                                             ------------            -----------            -----------
  Net gain (loss) on investments               97,578,329             93,719,125             13,723,385
                                             ------------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $102,013,130            $95,149,861            $12,945,515
                                             ============            ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN
                                                LARGE CAP                TEMPLETON
                                                  VALUE                 GLOBAL BOND
                                             SECURITIES FUND          SECURITIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $363,471                $6,016,265
                                               ------------            --------------
EXPENSES:
 Administrative charges                             (47,884)                       --
 Mortality and expense risk charges                (434,770)               (1,822,239)
                                               ------------            --------------
  Total expenses                                   (482,654)               (1,822,239)
                                               ------------            --------------
  Net investment income (loss)                     (119,183)                4,194,026
                                               ------------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,246,318                 3,950,384
 Net realized gain on distributions                      --                 1,605,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,482,477               (10,595,246)
                                               ------------            --------------
  Net gain (loss) on investments                  7,728,795                (5,039,586)
                                               ------------            --------------
  Net increase (decrease) in net assets
   resulting from operations                     $7,609,612                 $(845,560)
                                               ============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   HARTFORD             HARTFORD
                                               HARTFORD             TOTAL               CAPITAL
                                               BALANCED          RETURN BOND          APPRECIATION
                                               HLS FUND            HLS FUND             HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $303,479          $29,631,194           $5,359,685
                                             ------------       --------------       --------------
EXPENSES:
 Administrative charges                                --                   --                   --
 Mortality and expense risk charges              (296,034)         (10,275,062)          (9,721,415)
                                             ------------       --------------       --------------
  Total expenses                                 (296,034)         (10,275,062)          (9,721,415)
                                             ------------       --------------       --------------
  Net investment income (loss)                      7,445           19,356,132           (4,361,730)
                                             ------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,392,766           10,008,437          113,753,681
 Net realized gain on distributions                    --                   --            1,612,796
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,911,587          (48,470,767)         104,009,079
                                             ------------       --------------       --------------
  Net gain (loss) on investments                3,304,353          (38,462,330)         219,375,556
                                             ------------       --------------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $3,311,798         $(19,106,198)        $215,013,826
                                             ============       ==============       ==============

                                           HARTFORD
                                           DIVIDEND                HARTFORD              HARTFORD
                                          AND GROWTH           GLOBAL RESEARCH        GLOBAL GROWTH
                                           HLS FUND                HLS FUND              HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $8,700,459               $20,716               $13,807
                                        --------------            ----------            ----------
EXPENSES:
 Administrative charges                             --                    --                    --
 Mortality and expense risk charges         (6,748,008)              (19,499)              (32,426)
                                        --------------            ----------            ----------
  Total expenses                            (6,748,008)              (19,499)              (32,426)
                                        --------------            ----------            ----------
  Net investment income (loss)               1,952,451                 1,217               (18,619)
                                        --------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              52,593,996               216,424               251,444
 Net realized gain on distributions         12,660,548                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  59,857,709               101,714               487,199
                                        --------------            ----------            ----------
  Net gain (loss) on investments           125,112,253               318,138               738,643
                                        --------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations       $127,064,704              $319,355              $720,024
                                        ==============            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD
                                           DISCIPLINED               HARTFORD
                                             EQUITY                   GROWTH
                                            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,067,029                 $13,466
                                          -------------            ------------
EXPENSES:
 Administrative charges                              --                      --
 Mortality and expense risk charges          (1,613,127)               (216,893)
                                          -------------            ------------
  Total expenses                             (1,613,127)               (216,893)
                                          -------------            ------------
  Net investment income (loss)                 (546,098)               (203,427)
                                          -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               10,243,437               2,569,534
 Net realized gain on distributions                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   21,507,074               3,367,011
                                          -------------            ------------
  Net gain (loss) on investments             31,750,511               5,936,545
                                          -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                $31,204,413              $5,733,118
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD
                                           GROWTH             HARTFORD                 HARTFORD
                                        OPPORTUNITIES        HIGH YIELD                 INDEX
                                          HLS FUND            HLS FUND                 HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $13,738          $4,445,935                $500,401
                                        -------------       -------------            ------------
EXPENSES:
 Administrative charges                            --                  --                      --
 Mortality and expense risk charges        (2,360,356)           (874,072)               (355,047)
                                        -------------       -------------            ------------
  Total expenses                           (2,360,356)           (874,072)               (355,047)
                                        -------------       -------------            ------------
  Net investment income (loss)             (2,346,618)          3,571,863                 145,354
                                        -------------       -------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             21,217,297           2,647,962               1,596,302
 Net realized gain on distributions                --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 27,325,776          (3,635,990)              6,750,964
                                        -------------       -------------            ------------
  Net gain (loss) on investments           48,543,073            (988,028)              8,347,266
                                        -------------       -------------            ------------
  Net increase (decrease) in net
   assets resulting from operations       $46,196,455          $2,583,835              $8,492,620
                                        =============       =============            ============

                                               HARTFORD                HARTFORD
                                            INTERNATIONAL           SMALL/MID CAP              HARTFORD
                                            OPPORTUNITIES               EQUITY              ULTRASHORT BOND
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (3)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $913,478                $139,488                     $ --
                                             ------------            ------------            -------------
EXPENSES:
 Administrative charges                                --                      --                 (654,977)
 Mortality and expense risk charges              (600,850)               (169,226)              (8,165,521)
                                             ------------            ------------            -------------
  Total expenses                                 (600,850)               (169,226)              (8,820,498)
                                             ------------            ------------            -------------
  Net investment income (loss)                    312,628                 (29,738)              (8,820,498)
                                             ------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,023,933               1,699,116                  (10,976)
 Net realized gain on distributions                    --                 682,880                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,000,612                 730,001                   (2,937)
                                             ------------            ------------            -------------
  Net gain (loss) on investments                8,024,545               3,111,997                  (13,913)
                                             ------------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $8,337,173              $3,082,259              $(8,834,411)
                                             ============            ============            =============

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                 HARTFORD                HARTFORD
                                              SMALL COMPANY          SMALLCAP GROWTH
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $14,588                 $43,625
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (244,932)               (204,495)
                                               ------------            ------------
  Total expenses                                   (244,932)               (204,495)
                                               ------------            ------------
  Net investment income (loss)                     (230,344)               (160,870)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,072,999               2,514,763
 Net realized gain on distributions               1,250,349               1,331,882
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,517,232                 570,321
                                               ------------            ------------
  Net gain (loss) on investments                  5,840,580               4,416,966
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $5,610,236              $4,256,096
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                       HARTFORD            U.S. GOVERNMENT             HARTFORD
                                        STOCK                SECURITIES                 VALUE
                                       HLS FUND               HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $43,087                 $807,018                $361,131
                                      ----------            -------------            ------------
EXPENSES:
 Administrative charges                       --                       --                      --
 Mortality and expense risk
  charges                                (56,846)                (606,998)               (355,571)
                                      ----------            -------------            ------------
  Total expenses                         (56,846)                (606,998)               (355,571)
                                      ----------            -------------            ------------
  Net investment income (loss)           (13,759)                 200,020                   5,560
                                      ----------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  747,724                 (531,725)              4,198,612
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        242,241               (1,117,326)              2,738,423
                                      ----------            -------------            ------------
  Net gain (loss) on
   investments                           989,965               (1,649,051)              6,937,035
                                      ----------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $976,206              $(1,449,031)             $6,942,595
                                      ==========            =============            ============

                                                              AMERICAN FUNDS
                                                                BLUE CHIP
                                     AMERICAN FUNDS             INCOME AND             AMERICAN FUNDS
                                    ASSET ALLOCATION              GROWTH                    BOND
                                        HLS FUND                 HLS FUND                 HLS FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $834,817                $537,207                $3,519,796
                                      -------------            ------------            --------------
EXPENSES:
 Administrative charges                          --                      --                        --
 Mortality and expense risk
  charges                                  (889,708)               (588,381)               (2,661,776)
                                      -------------            ------------            --------------
  Total expenses                           (889,708)               (588,381)               (2,661,776)
                                      -------------            ------------            --------------
  Net investment income (loss)              (54,891)                (51,174)                  858,020
                                      -------------            ------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,319,620               4,649,245                 1,500,838
 Net realized gain on
  distributions                           3,607,588               2,394,971                 4,892,278
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (541,831)              2,727,436               (13,307,008)
                                      -------------            ------------            --------------
  Net gain (loss) on
   investments                           10,385,377               9,771,652                (6,913,892)
                                      -------------            ------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $10,330,486              $9,720,478               $(6,055,872)
                                      =============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       AMERICAN FUNDS
                                              AMERICAN FUNDS            GLOBAL GROWTH
                                                GLOBAL BOND              AND INCOME
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $761,557               $1,325,719
                                               -------------            -------------
EXPENSES:
 Administrative charges                                   --                       --
 Mortality and expense risk charges                 (394,547)                (907,570)
                                               -------------            -------------
  Total expenses                                    (394,547)                (907,570)
                                               -------------            -------------
  Net investment income (loss)                       367,010                  418,149
                                               -------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       134,014                9,961,890
 Net realized gain on distributions                1,475,173                  818,343
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (3,562,743)              (1,438,270)
                                               -------------            -------------
  Net gain (loss) on investments                  (1,953,556)               9,341,963
                                               -------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $(1,586,546)              $9,760,112
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                     AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS
                                     GLOBAL GROWTH           CAPITALIZATION               GROWTH
                                        HLS FUND                HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $129,371                 $460,729               $1,382,913
                                      ------------            -------------            -------------
EXPENSES:
 Administrative charges                         --                       --                       --
 Mortality and expense risk
  charges                                 (403,975)                (738,148)              (4,359,624)
                                      ------------            -------------            -------------
  Total expenses                          (403,975)                (738,148)              (4,359,624)
                                      ------------            -------------            -------------
  Net investment income (loss)            (274,604)                (277,419)              (2,976,711)
                                      ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,627,215                3,563,432               31,984,269
 Net realized gain on
  distributions                          1,525,517                4,600,293                8,820,256
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          638,107                3,086,740               32,208,378
                                      ------------            -------------            -------------
  Net gain (loss) on
   investments                           5,790,839               11,250,465               73,012,903
                                      ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,516,235              $10,973,046              $70,036,192
                                      ============            =============            =============


                                     AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                      GROWTH-INCOME            INTERNATIONAL              NEW WORLD
                                        HLS FUND                 HLS FUND                 HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,933,779               $2,072,350                 $271,060
                                      -------------            -------------            -------------
EXPENSES:
 Administrative charges                          --                       --                       --
 Mortality and expense risk
  charges                                (2,445,460)              (2,768,890)                (589,078)
                                      -------------            -------------            -------------
  Total expenses                         (2,445,460)              (2,768,890)                (589,078)
                                      -------------            -------------            -------------
  Net investment income (loss)             (511,681)                (696,540)                (318,018)
                                      -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  19,448,219               10,826,292                3,362,650
 Net realized gain on
  distributions                           1,952,157                3,448,758                4,092,402
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        22,694,565               19,095,315               (4,521,767)
                                      -------------            -------------            -------------
  Net gain (loss) on
   investments                           44,094,941               33,370,365                2,933,285
                                      -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $43,583,260              $32,673,825               $2,615,267
                                      =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD
                                           PORTFOLIO             LORD ABBETT
                                          DIVERSIFIER            FUNDAMENTAL
                                            HLS FUND             EQUITY FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $1,315,510               $32,948
                                          ------------            ----------
EXPENSES:
 Administrative charges                             --                    --
 Mortality and expense risk charges         (2,891,311)             (139,047)
                                          ------------            ----------
  Total expenses                            (2,891,311)             (139,047)
                                          ------------            ----------
  Net investment income (loss)              (1,575,801)             (106,099)
                                          ------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (1,851,599)              571,698
 Net realized gain on distributions                 --             1,772,720
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (36,656,121)            1,616,591
                                          ------------            ----------
  Net gain (loss) on investments           (38,507,720)            3,961,009
                                          ------------            ----------
  Net increase (decrease) in net assets
   resulting from operations              $(40,083,521)           $3,854,910
                                          ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      LORD ABBETT
                                       CALIBRATED              LORD ABBETT             LORD ABBETT
                                        DIVIDEND                  BOND                  GROWTH AND
                                      GROWTH FUND            DEBENTURE FUND            INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $281,314               $2,736,295                 $60,169
                                      ------------            -------------            ------------
EXPENSES:
 Administrative charges                         --                       --                      --
 Mortality and expense risk
  charges                                 (249,268)              (1,083,316)               (191,362)
                                      ------------            -------------            ------------
  Total expenses                          (249,268)              (1,083,316)               (191,362)
                                      ------------            -------------            ------------
  Net investment income (loss)              32,046                1,652,979                (131,193)
                                      ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,771,801                5,122,585               2,412,417
 Net realized gain on
  distributions                          1,611,388                1,139,587                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          407,039               (3,673,890)              1,538,597
                                      ------------            -------------            ------------
  Net gain (loss) on
   investments                           3,790,228                2,588,282               3,951,014
                                      ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,822,274               $4,241,261              $3,819,821
                                      ============            =============            ============


                                      MFS(R) CORE             MFS(R) GROWTH           MFS(R) GLOBAL
                                     EQUITY SERIES               SERIES               EQUITY SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $188,287                 $282,658                $218,399
                                      ------------            -------------            ------------
EXPENSES:
 Administrative charges                    (30,460)                (163,913)                (41,523)
 Mortality and expense risk
  charges                                 (297,485)              (1,695,695)               (425,621)
                                      ------------            -------------            ------------
  Total expenses                          (327,945)              (1,859,608)               (467,144)
                                      ------------            -------------            ------------
  Net investment income (loss)            (139,658)              (1,576,950)               (248,745)
                                      ------------            -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,044,459                8,168,472               3,573,117
 Net realized gain on
  distributions                                 --                  953,293                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        4,394,454               28,171,464               2,358,028
                                      ------------            -------------            ------------
  Net gain (loss) on
   investments                           5,438,913               37,293,229               5,931,145
                                      ------------            -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,299,255              $35,716,279              $5,682,400
                                      ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH              MFS(R) INVESTORS
                                               STOCK SERIES             TRUST SERIES
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $251,848               $2,431,950
                                               -------------            -------------
EXPENSES:
 Administrative charges                              (69,851)                (389,854)
 Mortality and expense risk charges                 (703,390)              (4,102,221)
                                               -------------            -------------
  Total expenses                                    (773,241)              (4,492,075)
                                               -------------            -------------
  Net investment income (loss)                      (521,393)              (2,060,125)
                                               -------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     3,885,103               39,449,754
 Net realized gain on distributions                1,259,817                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,907,947               25,607,410
                                               -------------            -------------
  Net gain (loss) on investments                  11,052,867               65,057,164
                                               -------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                     $10,531,474              $62,997,039
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            MFS(R) MID CAP             MFS(R) NEW          MFS(R) TOTAL
                                             GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES
                                              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --                     $ --          $12,080,391
                                             -------------            -------------       --------------
EXPENSES:
 Administrative charges                            (99,049)                (300,483)          (1,117,814)
 Mortality and expense risk charges             (1,022,469)              (3,204,324)         (11,741,607)
                                             -------------            -------------       --------------
  Total expenses                                (1,121,518)              (3,504,807)         (12,859,421)
                                             -------------            -------------       --------------
  Net investment income (loss)                  (1,121,518)              (3,504,807)            (779,030)
                                             -------------            -------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   3,185,862               22,894,796           42,698,515
 Net realized gain on distributions                221,098                1,439,472                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      15,840,890               40,468,327           73,518,153
                                             -------------            -------------       --------------
  Net gain (loss) on investments                19,247,850               64,802,595          116,216,668
                                             -------------            -------------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $18,126,332              $61,297,788         $115,437,638
                                             =============            =============       ==============

                                              MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                                                 SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $4,029,800                $6,886,822                 $615,196
                                             --------------            --------------            -------------
EXPENSES:
 Administrative charges                            (309,634)                 (635,691)                 (62,011)
 Mortality and expense risk charges              (5,479,912)               (7,451,520)                (573,132)
                                             --------------            --------------            -------------
  Total expenses                                 (5,789,546)               (8,087,211)                (635,143)
                                             --------------            --------------            -------------
  Net investment income (loss)                   (1,759,746)               (1,200,389)                 (19,947)
                                             --------------            --------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   32,790,504                 9,001,897               (1,363,516)
 Net realized gain on distributions               1,118,830                 2,634,401                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       74,478,226               (16,081,707)               6,760,004
                                             --------------            --------------            -------------
  Net gain (loss) on investments                108,387,560                (4,445,409)               5,396,488
                                             --------------            --------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $106,627,814               $(5,645,798)              $5,376,541
                                             ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) RESEARCH            MFS(R) HIGH
                                                  SERIES              YIELD PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT (4)(5)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $92,265               $26,406,202
                                               ------------            --------------
EXPENSES:
 Administrative charges                             (58,659)                 (208,696)
 Mortality and expense risk charges                (429,927)               (3,224,633)
                                               ------------            --------------
  Total expenses                                   (488,586)               (3,433,329)
                                               ------------            --------------
  Net investment income (loss)                     (396,321)               22,972,873
                                               ------------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    6,100,282               (15,702,674)
 Net realized gain on distributions                  68,754                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,845,166                 1,053,303
                                               ------------            --------------
  Net gain (loss) on investments                  9,014,202               (14,649,371)
                                               ------------            --------------
  Net increase (decrease) in net assets
   resulting from operations                     $8,617,881                $8,323,502
                                               ============            ==============

(4)  Funded as of August 15, 2013.

(5) Effective August 16, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       BLACKROCK                  BLACKROCK                BLACKROCK
                                         GLOBAL                    GLOBAL                  LARGE CAP
                                  ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $49,180                    $1,284                    $5,864
                                       ----------                 ---------                ----------
EXPENSES:
 Administrative charges                        --                      (595)                   (1,502)
 Mortality and expense risk
  charges                                 (41,740)                   (6,359)                  (17,439)
                                       ----------                 ---------                ----------
  Total expenses                          (41,740)                   (6,954)                  (18,941)
                                       ----------                 ---------                ----------
  Net investment income (loss)              7,440                    (5,670)                  (13,077)
                                       ----------                 ---------                ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    16,700                    41,890                   136,006
 Net realized gain on
  distributions                           192,428                        --                    68,871
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         239,357                    54,836                    71,871
                                       ----------                 ---------                ----------
  Net gain (loss) on
   investments                            448,485                    96,726                   276,748
                                       ----------                 ---------                ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $455,925                   $91,056                  $263,671
                                       ==========                 =========                ==========

                                       BLACKROCK              UIF CORE PLUS
                                         EQUITY               FIXED INCOME               UIF GROWTH
                                   DIVIDEND V.I. FUND           PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT          SUB-ACCOUNT (6)(7)      SUB-ACCOUNT (6)(8)(9)
-------------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $168,568                 $97,371                    $1,049
                                      ------------             -----------              ------------
EXPENSES:
 Administrative charges                         --                  (1,533)                   (4,151)
 Mortality and expense risk
  charges                                  (95,863)                (16,899)                  (47,469)
                                      ------------             -----------              ------------
  Total expenses                           (95,863)                (18,432)                  (51,620)
                                      ------------             -----------              ------------
  Net investment income (loss)              72,705                  78,939                   (50,571)
                                      ------------             -----------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    369,547                (166,631)                  795,589
 Net realized gain on
  distributions                            148,908                      --                   378,701
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,381,983                  81,523                    48,240
                                      ------------             -----------              ------------
  Net gain (loss) on
   investments                           1,900,438                 (85,108)                1,222,530
                                      ------------             -----------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,973,143                 $(6,169)               $1,171,959
                                      ============             ===========              ============

(6)  Funded as of September 6, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               UIF MID CAP             INVESCO V.I.
                                                  GROWTH                 AMERICAN
                                                PORTFOLIO               VALUE FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT (10)
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $51,705                 $79,056
                                               ------------            ------------
EXPENSES:
 Administrative charges                                  --                      --
 Mortality and expense risk charges                (280,492)               (225,699)
                                               ------------            ------------
  Total expenses                                   (280,492)               (225,699)
                                               ------------            ------------
  Net investment income (loss)                     (228,787)               (146,643)
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    3,516,926               2,925,273
 Net realized gain on distributions                 488,712                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,418,194               1,640,270
                                               ------------            ------------
  Net gain (loss) on investments                  6,423,832               4,565,543
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $6,195,045              $4,418,900
                                               ============            ============

(10) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           MORGAN STANLEY                                   OPPENHEIMER
                                              MID CAP                BLACKROCK                CAPITAL
                                               GROWTH                 CAPITAL               APPRECIATION
                                             PORTFOLIO         APPRECIATION V.I. FUND         FUND/VA
                                            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $404                     $130                $19,244
                                             ----------             ------------             ----------
EXPENSES:
 Administrative charges                          (1,326)                      --                     --
 Mortality and expense risk charges              (9,570)                 (85,655)               (40,119)
                                             ----------             ------------             ----------
  Total expenses                                (10,896)                 (85,655)               (40,119)
                                             ----------             ------------             ----------
  Net investment income (loss)                  (10,492)                 (85,525)               (20,875)
                                             ----------             ------------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   27,350                  438,849                483,437
 Net realized gain on distributions               1,758                1,286,110                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      182,221                  780,872                 96,624
                                             ----------             ------------             ----------
  Net gain (loss) on investments                211,329                2,505,831                580,061
                                             ----------             ------------             ----------
  Net increase (decrease) in net
   assets resulting from operations            $200,837               $2,420,306               $559,186
                                             ==========             ============             ==========

                                                                                             OPPENHEIMER
                                             OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                                GLOBAL               MAIN STREET              SMALL CAP
                                               FUND/VA                 FUND/VA                 FUND/VA
                                           SUB-ACCOUNT (11)          SUB-ACCOUNT           SUB-ACCOUNT (12)
--------------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $334,119                 $36,689                $209,143
                                             ------------            ------------            ------------
EXPENSES:
 Administrative charges                                --                      --                      --
 Mortality and expense risk charges              (393,704)                (64,348)               (438,486)
                                             ------------            ------------            ------------
  Total expenses                                 (393,704)                (64,348)               (438,486)
                                             ------------            ------------            ------------
  Net investment income (loss)                    (59,585)                (27,659)               (229,343)
                                             ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  5,960,231                 497,569               6,462,975
 Net realized gain on distributions                    --                      --                 361,058
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (553,121)                538,643               2,472,975
                                             ------------            ------------            ------------
  Net gain (loss) on investments                5,407,110               1,036,212               9,297,008
                                             ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $5,347,525              $1,008,553              $9,067,665
                                             ============            ============            ============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER         PUTNAM VT
                                                 EQUITY          DIVERSIFIED
                                              INCOME FUND        INCOME FUND
                                            SUB-ACCOUNT (13)     SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $20,386          $2,802,027
                                               ----------       -------------
EXPENSES:
 Administrative charges                                --                  --
 Mortality and expense risk charges               (36,900)         (1,279,666)
                                               ----------       -------------
  Total expenses                                  (36,900)         (1,279,666)
                                               ----------       -------------
  Net investment income (loss)                    (16,514)          1,522,361
                                               ----------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    203,700           2,661,956
 Net realized gain on distributions                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        354,774             591,166
                                               ----------       -------------
  Net gain (loss) on investments                  558,474           3,253,122
                                               ----------       -------------
  Net increase (decrease) in net assets
   resulting from operations                     $541,960          $4,775,483
                                               ==========       =============

(13) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT             PUTNAM VT
                                             GLOBAL ASSET          INTERNATIONAL         INTERNATIONAL
                                           ALLOCATION FUND           VALUE FUND           EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $165,386               $33,366               $19,640
                                             ------------            ----------            ----------
EXPENSES:
 Administrative charges                                --                    --                    --
 Mortality and expense risk charges              (114,748)              (20,077)              (24,058)
                                             ------------            ----------            ----------
  Total expenses                                 (114,748)              (20,077)              (24,058)
                                             ------------            ----------            ----------
  Net investment income (loss)                     50,638                13,289                (4,418)
                                             ------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,619,373               102,573                96,827
 Net realized gain on distributions                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (528,997)               88,501               236,110
                                             ------------            ----------            ----------
  Net gain (loss) on investments                1,090,376               191,074               332,937
                                             ------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $1,141,014              $204,363              $328,519
                                             ============            ==========            ==========

                                                                  PUTNAM VT
                                             PUTNAM VT            SMALL CAP              PUTNAM VT
                                          INVESTORS FUND          VALUE FUND            VOYAGER FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,260               $23,589                 $72,037
                                             ---------            ----------            ------------
EXPENSES:
 Administrative charges                             --                    --                      --
 Mortality and expense risk charges             (1,603)              (49,584)                (87,450)
                                             ---------            ----------            ------------
  Total expenses                                (1,603)              (49,584)                (87,450)
                                             ---------            ----------            ------------
  Net investment income (loss)                     657               (25,995)                (15,413)
                                             ---------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   3,096               533,380                 626,013
 Net realized gain on distributions                 --                40,149                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      42,833               318,860               2,781,251
                                             ---------            ----------            ------------
  Net gain (loss) on investments                45,929               892,389               3,407,264
                                             ---------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $46,586              $866,394              $3,391,851
                                             =========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              PUTNAM VT             PIMCO
                                                EQUITY            ALL ASSET
                                             INCOME FUND             FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $28,039             $87,186
                                               --------            --------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges             (11,386)            (21,552)
                                               --------            --------
  Total expenses                                (11,386)            (21,552)
                                               --------            --------
  Net investment income (loss)                   16,653              65,634
                                               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   48,779               9,200
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      333,054             (99,504)
                                               --------            --------
  Net gain (loss) on investments                381,833             (90,304)
                                               --------            --------
  Net increase (decrease) in net assets
   resulting from operations                   $398,486            $(24,670)
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PIMCO
                                        PIMCO                GLOBAL          JENNISON 20/20
                                    EQS PATHFINDER        MULTI-ASSET            FOCUS             JENNISON
                                         FUND                 FUND             PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $166,697             $25,100                $ --               $ --
                                      ----------            --------            --------            -------
EXPENSES:
 Administrative charges                       --                  --                (618)               (51)
 Mortality and expense risk
  charges                                (73,712)            (10,625)             (9,303)              (700)
                                      ----------            --------            --------            -------
  Total expenses                         (73,712)            (10,625)             (9,921)              (751)
                                      ----------            --------            --------            -------
  Net investment income (loss)            92,985              14,475              (9,921)              (751)
                                      ----------            --------            --------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  211,246              (6,000)             17,178             13,346
 Net realized gain on
  distributions                               --                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        920,311             (89,516)            114,126             (4,579)
                                      ----------            --------            --------            -------
  Net gain (loss) on
   investments                         1,131,557             (95,516)            131,304              8,767
                                      ----------            --------            --------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,224,542            $(81,041)           $121,383             $8,016
                                      ==========            ========            ========            =======

                                                          PRUDENTIAL
                                     PRUDENTIAL             SERIES             INVESCO V.I.
                                        VALUE            INTERNATIONAL          GROWTH AND
                                      PORTFOLIO             GROWTH              INCOME FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT (14)      SUB-ACCOUNT (15)
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $ --                $555,770
                                      ---------             -------             -----------
EXPENSES:
 Administrative charges                      --                  --                 (15,709)
 Mortality and expense risk
  charges                                (6,049)               (149)               (536,643)
                                      ---------             -------             -----------
  Total expenses                         (6,049)               (149)               (552,352)
                                      ---------             -------             -----------
  Net investment income (loss)           (6,049)               (149)                  3,418
                                      ---------             -------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6,980               1,872               5,683,315
 Net realized gain on
  distributions                              --                  --                 384,059
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        85,777                (602)              6,762,906
                                      ---------             -------             -----------
  Net gain (loss) on
   investments                           92,757               1,270              12,830,280
                                      ---------             -------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $86,708              $1,121             $12,833,698
                                      =========             =======             ===========

(14) Not funded as of December 31, 2013.

(15) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                             INVESCO V.I.         INVESCO V.I.
                                            COMSTOCK FUND      AMERICAN FRANCHISE
                                           SUB-ACCOUNT (16)     SUB-ACCOUNT (17)
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $36,611               $242,663
                                               --------            -----------
EXPENSES:
 Administrative charges                          (5,194)                    --
 Mortality and expense risk charges             (39,655)            (1,156,858)
                                               --------            -----------
  Total expenses                                (44,849)            (1,156,858)
                                               --------            -----------
  Net investment income (loss)                   (8,238)              (914,195)
                                               --------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   60,538              3,167,842
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      708,605             17,146,395
                                               --------            -----------
  Net gain (loss) on investments                769,143             20,314,237
                                               --------            -----------
  Net increase (decrease) in net assets
   resulting from operations                   $760,905            $19,400,042
                                               ========            ===========

(16) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(17) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  WELLS FARGO           WELLS FARGO         WELLS FARGO
                                            INVESCO V.I.          ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                              MID CAP             INDEX ASSET          TOTAL RETURN          INTRINSIC
                                            GROWTH FUND         ALLOCATION FUND          BOND FUND           VALUE FUND
                                          SUB-ACCOUNT (18)        SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $44,754               $12,049              $63,276             $25,705
                                             ----------            ----------            ---------            --------
EXPENSES:
 Administrative charges                              --                    --                   --                  --
 Mortality and expense risk charges            (202,812)              (16,274)             (96,447)            (44,774)
                                             ----------            ----------            ---------            --------
  Total expenses                               (202,812)              (16,274)             (96,447)            (44,774)
                                             ----------            ----------            ---------            --------
  Net investment income (loss)                 (158,058)               (4,225)             (33,171)            (19,069)
                                             ----------            ----------            ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  781,908                33,331               19,279             103,215
 Net realized gain on distributions                  --                    --              164,323                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,475,266                97,499             (376,672)            537,394
                                             ----------            ----------            ---------            --------
  Net gain (loss) on investments              3,257,174               130,830             (193,070)            640,609
                                             ----------            ----------            ---------            --------
  Net increase (decrease) in net
   assets resulting from operations          $3,099,116              $126,605            $(226,241)           $621,540
                                             ==========            ==========            =========            ========

                                           WELLS FARGO         WELLS FARGO
                                           ADVANTAGE VT        ADVANTAGE VT        WELLS FARGO
                                          INTERNATIONAL         SMALL CAP          ADVANTAGE VT
                                           EQUITY FUND         GROWTH FUND        DISCOVERY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $24,424                $ --                $129
                                             --------            --------            --------
EXPENSES:
 Administrative charges                            --                  --                  --
 Mortality and expense risk charges           (21,094)            (43,047)            (34,731)
                                             --------            --------            --------
  Total expenses                              (21,094)            (43,047)            (34,731)
                                             --------            --------            --------
  Net investment income (loss)                  3,330             (43,047)            (34,602)
                                             --------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 38,727             131,779             197,983
 Net realized gain on distributions            56,797             120,438              50,010
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     83,754             697,116             395,997
                                             --------            --------            --------
  Net gain (loss) on investments              179,278             949,333             643,990
                                             --------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $182,608            $906,286            $609,388
                                             ========            ========            ========

(18) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO
                                             ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP           ADVANTAGE VT
                                              VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $1,618                  $721
                                               ---------            ----------
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges               (4,521)               (6,489)
                                               ---------            ----------
  Total expenses                                  (4,521)               (6,489)
                                               ---------            ----------
  Net investment income (loss)                    (2,903)               (5,768)
                                               ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (23,484)               13,098
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        57,936                87,698
                                               ---------            ----------
  Net gain (loss) on investments                  34,452               100,796
                                               ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $31,549               $95,028
                                               =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                                 VALUE FUND               GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $48,024                  $(18,003)
 Net realized gain (loss) on security
  transactions                                       439,272                    50,842
 Net realized gain on distributions                       --                     1,922
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,652,826                   460,232
                                                ------------              ------------
 Net increase (decrease) in net assets
  resulting from operations                        2,140,122                   494,993
                                                ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                         1,249,180                 1,443,495
 Net transfers                                      (583,935)                  (78,056)
 Surrenders for benefit payments and
  fees                                              (449,628)                  (29,655)
 Other transactions                                     (156)                     (738)
 Death benefits                                      (67,821)                  (38,128)
 Net annuity transactions                                 --                        --
                                                ------------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   147,640                 1,296,918
                                                ------------              ------------
 Net increase (decrease) in net assets             2,287,762                 1,791,911
NET ASSETS:
 Beginning of year                                 6,759,844                   765,045
                                                ------------              ------------
 End of year                                      $9,047,606                $2,556,956
                                                ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH            INTERNATIONAL              SMALL/MID CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO            VALUE PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $197,416                 $1,206,672                 $(196,307)
 Net realized gain (loss) on security
  transactions                                    2,598,691                    891,998                 3,100,993
 Net realized gain on distributions                      --                         --                 1,147,484
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,445,500                  3,705,584                 1,685,598
                                              -------------             --------------             -------------
 Net increase (decrease) in net assets
  resulting from operations                       4,241,607                  5,804,254                 5,737,768
                                              -------------             --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                          273,317                    252,077                   238,344
 Net transfers                                   (1,897,367)                (8,069,172)                  770,044
 Surrenders for benefit payments and
  fees                                           (5,870,996)                (5,150,494)               (4,757,284)
 Other transactions                                     463                     (1,824)                    4,625
 Death benefits                                    (261,248)                  (581,507)                 (230,012)
 Net annuity transactions                                --                         --                        --
                                              -------------             --------------             -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (7,755,831)               (13,550,920)               (3,974,283)
                                              -------------             --------------             -------------
 Net increase (decrease) in net assets           (3,514,224)                (7,746,666)                1,763,485
NET ASSETS:
 Beginning of year                               32,333,240                 35,173,259                17,360,732
                                              -------------             --------------             -------------
 End of year                                    $28,819,016                $27,426,593               $19,124,217
                                              =============             ==============             =============

                                                                    ALLIANCEBERNSTEIN VPS          INVESCO V.I.
                                         ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                              SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
--------------------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $12,031                   $(59,934)                 $(394,041)
 Net realized gain (loss) on security
  transactions                                     260,618                    336,375                 (3,222,472)
 Net realized gain on distributions                     --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         181,114                    414,874                 23,365,662
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from operations                        453,763                    691,315                 19,749,149
                                              ------------              -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                          21,307                     11,378                    528,683
 Net transfers                                     733,132                 (1,726,241)                (6,739,936)
 Surrenders for benefit payments and
  fees                                            (370,827)                (1,672,216)               (16,792,364)
 Other transactions                                    (26)                         4                     75,947
 Death benefits                                    (26,245)                   (53,385)                (1,911,744)
 Net annuity transactions                               --                       (368)                   228,510
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 357,341                 (3,440,828)               (24,610,904)
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets             811,104                 (2,749,513)                (4,861,755)
NET ASSETS:
 Beginning of year                               1,166,545                  7,813,720                 74,300,215
                                              ------------              -------------             --------------
 End of year                                    $1,977,649                 $5,064,207                $69,438,460
                                              ============              =============             ==============

(1) Formerly Invesco Van Kampen V.I. Value Opportunities Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          INVESCO V.I.        INVESCO V.I.
                                              CORE             GOVERNMENT
                                          EQUITY FUND        SECURITIES FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(590,278)          $5,203,140
 Net realized gain (loss) on security
  transactions                              13,313,496           (2,639,938)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  26,195,649          (24,197,731)
                                          ------------        -------------
 Net increase (decrease) in net assets
  resulting from operations                 38,918,867          (21,634,529)
                                          ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                   2,539,308            4,622,810
 Net transfers                              33,361,039          (72,567,297)
 Surrenders for benefit payments and
  fees                                     (38,212,081)        (121,945,046)
 Other transactions                            238,027            1,203,195
 Death benefits                             (2,804,755)         (11,920,097)
 Net annuity transactions                      190,980              509,404
                                          ------------        -------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (4,687,482)        (200,097,031)
                                          ------------        -------------
 Net increase (decrease) in net assets      34,231,385         (221,731,560)
NET ASSETS:
 Beginning of year                         150,085,542          570,722,972
                                          ------------        -------------
 End of year                              $184,316,927         $348,991,412
                                          ============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        INVESCO V.I.        INVESCO V.I.       INVESCO V.I.
                                        INTERNATIONAL       MID CAP CORE        SMALL CAP
                                         GROWTH FUND        EQUITY FUND        EQUITY FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(696,956)        $(2,076,916)       $(2,139,332)
 Net realized gain (loss) on security
  transactions                            11,748,100          13,011,331         18,172,319
 Net realized gain on distributions               --          12,279,992          1,222,463
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                19,043,858          18,975,828         19,654,124
                                        ------------        ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations               30,095,002          42,190,235         36,909,574
                                        ------------        ------------       ------------
UNIT TRANSACTIONS:
 Purchases                                 5,626,485           1,167,121          2,133,307
 Net transfers                            25,949,679           1,422,436          7,748,051
 Surrenders for benefit payments and
  fees                                   (40,195,040)        (44,422,021)       (30,367,290)
 Other transactions                          376,506             373,691            339,939
 Death benefits                           (3,244,194)         (3,111,929)        (2,048,385)
 Net annuity transactions                     (5,868)            100,099             24,726
                                        ------------        ------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (11,492,432)        (44,470,603)       (22,169,652)
                                        ------------        ------------       ------------
 Net increase (decrease) in net assets    18,602,570          (2,280,368)        14,739,922
NET ASSETS:
 Beginning of year                       179,099,294         176,825,801        115,464,633
                                        ------------        ------------       ------------
 End of year                            $197,701,864        $174,545,433       $130,204,555
                                        ============        ============       ============

                                        INVESCO V.I.
                                        BALANCED RISK          INVESCO V.I.           INVESCO V.I.
                                         ALLOCATION             DIVERSIFIED               MONEY
                                            FUND               DIVIDEND FUND           MARKET FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(40,326)               $3,882                $(689,173)
 Net realized gain (loss) on security
  transactions                               853,098                47,148                       --
 Net realized gain on distributions          584,025                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                (1,542,909)               42,303                       --
                                         -----------             ---------            -------------
 Net increase (decrease) in net assets
  resulting from operations                 (146,112)               93,333                 (689,173)
                                         -----------             ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                   681,203                    --                  786,136
 Net transfers                            (2,605,421)             (126,397)             262,267,701
 Surrenders for benefit payments and
  fees                                    (3,572,174)              (47,554)            (132,909,254)
 Other transactions                               34                    --                  604,741
 Death benefits                             (147,152)                   --               (3,499,610)
 Net annuity transactions                         --                    --                   29,210
                                         -----------             ---------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (5,643,510)             (173,951)             127,278,924
                                         -----------             ---------            -------------
 Net increase (decrease) in net assets    (5,789,622)              (80,618)             126,589,751
NET ASSETS:
 Beginning of year                        24,508,501               374,320                       --
                                         -----------             ---------            -------------
 End of year                             $18,718,879              $293,702             $126,589,751
                                         ===========             =========            =============

(2)  Funded as of July 17, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY VP     AMERICAN FUNDS
                                                  MID CAP               GLOBAL
                                                 VALUE FUND            BOND FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $1,425             $(3,388,621)
 Net realized gain (loss) on security
  transactions                                       46,687               5,560,815
 Net realized gain on distributions                   7,997               2,520,063
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           67,746             (15,124,137)
                                                 ----------         ---------------
 Net increase (decrease) in net assets
  resulting from operations                         123,855             (10,431,880)
                                                 ----------         ---------------
UNIT TRANSACTIONS:
 Purchases                                           83,720               1,857,126
 Net transfers                                        2,926             (41,716,706)
 Surrenders for benefit payments and
  fees                                               (8,509)            (54,776,662)
 Other transactions                                     (12)                806,548
 Death benefits                                          --              (3,546,022)
 Net annuity transactions                                --                 152,759
                                                 ----------         ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   78,125             (97,222,957)
                                                 ----------         ---------------
 Net increase (decrease) in net assets              201,980            (107,654,837)
NET ASSETS:
 Beginning of year                                  222,746             250,979,429
                                                 ----------         ---------------
 End of year                                       $424,726            $143,324,592
                                                 ==========         ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        AMERICAN FUNDS                               AMERICAN FUNDS
                                            GLOBAL             AMERICAN FUNDS           BLUE CHIP
                                          GROWTH AND               ASSET               INCOME AND
                                          INCOME FUND         ALLOCATION FUND          GROWTH FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $3,567,532            $(3,652,530)              $46,250
 Net realized gain (loss) on security
  transactions                               11,632,568             98,804,588            51,030,450
 Net realized gain on distributions                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   47,822,676             96,808,598           102,593,438
                                        ---------------       ----------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                  63,022,776            191,960,656           153,670,138
                                        ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    4,375,378              7,995,007             3,924,546
 Net transfers                              (90,772,794)           (38,232,294)          (47,101,409)
 Surrenders for benefit payments and
  fees                                     (103,460,317)          (211,643,408)         (132,768,557)
 Other transactions                           1,244,312              1,119,066               688,657
 Death benefits                              (5,649,253)           (24,420,497)          (12,109,647)
 Net annuity transactions                       102,618              1,322,646             1,012,700
                                        ---------------       ----------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (194,160,056)          (263,859,480)         (186,353,710)
                                        ---------------       ----------------       ---------------
 Net increase (decrease) in net assets     (131,137,280)           (71,898,824)          (32,683,572)
NET ASSETS:
 Beginning of year                          405,177,758          1,003,590,407           578,212,877
                                        ---------------       ----------------       ---------------
 End of year                               $274,040,478           $931,691,583          $545,529,305
                                        ===============       ================       ===============


                                                              AMERICAN FUNDS
                                        AMERICAN FUNDS            GLOBAL             AMERICAN FUNDS
                                           BOND FUND            GROWTH FUND           GROWTH FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $1,978,546           $(2,001,852)          $(16,987,286)
 Net realized gain (loss) on security
  transactions                                2,833,528            52,477,191            199,137,290
 Net realized gain on distributions           8,759,030                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (43,853,482)           30,910,203            282,770,281
                                        ---------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                 (30,282,378)           81,385,542            464,920,285
                                        ---------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                    5,648,945             2,829,071             12,969,885
 Net transfers                              276,217,603           (38,663,138)          (168,808,763)
 Surrenders for benefit payments and
  fees                                     (200,748,201)          (82,093,877)          (450,293,524)
 Other transactions                           1,846,129               691,216              3,466,580
 Death benefits                             (19,049,313)           (6,900,751)           (33,813,226)
 Net annuity transactions                     1,221,192               377,820              2,168,839
                                        ---------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions           65,136,355          (123,759,659)          (634,310,209)
                                        ---------------       ---------------       ----------------
 Net increase (decrease) in net assets       34,853,977           (42,374,117)          (169,389,924)
NET ASSETS:
 Beginning of year                          897,788,604           368,355,610          1,975,408,899
                                        ---------------       ---------------       ----------------
 End of year                               $932,642,581          $325,981,493         $1,806,018,975
                                        ===============       ===============       ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                AMERICAN FUNDS             AMERICAN FUNDS
                                              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(9,494,790)               $(2,256,481)
 Net realized gain (loss) on security
  transactions                                      173,500,905                 27,093,666
 Net realized gain on distributions                          --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          368,826,487                 67,973,677
                                               ----------------            ---------------
 Net increase (decrease) in net assets
  resulting from operations                         532,832,602                 92,810,862
                                               ----------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                           16,080,516                  3,681,882
 Net transfers                                     (178,254,219)                (9,381,917)
 Surrenders for benefit payments and
  fees                                             (453,927,246)              (122,584,872)
 Other transactions                                   3,072,521                    906,721
 Death benefits                                     (41,379,860)                (8,064,944)
 Net annuity transactions                             2,312,658                    488,803
                                               ----------------            ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (652,095,630)              (134,954,327)
                                               ----------------            ---------------
 Net increase (decrease) in net assets             (119,263,028)               (42,143,465)
NET ASSETS:
 Beginning of year                                2,013,947,619                550,324,522
                                               ----------------            ---------------
 End of year                                     $1,894,684,591               $508,181,057
                                               ================            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 WELLS FARGO
                                                                       AMERICAN FUNDS            ADVANTAGE VT
                                             AMERICAN FUNDS             GLOBAL SMALL                OMEGA
                                             NEW WORLD FUND         CAPITALIZATION FUND          GROWTH FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,370,998)              $(1,998,653)               $(24,696)
 Net realized gain (loss) on security
  transactions                                   37,986,471                21,837,623                 176,357
 Net realized gain on distributions               1,098,765                        --                 115,086
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (19,145,925)               32,809,585                 161,203
                                             --------------            --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      18,568,313                52,648,555                 427,950
                                             --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        2,143,201                 1,962,513                   4,332
 Net transfers                                  (35,874,057)                4,013,686                (129,508)
 Surrenders for benefit payments and
  fees                                          (61,417,678)              (58,329,127)               (275,240)
 Other transactions                                 610,984                   500,850                      (1)
 Death benefits                                  (3,621,866)               (3,551,242)               (131,682)
 Net annuity transactions                            (5,898)                  137,573                      --
                                             --------------            --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (98,165,314)              (55,265,747)               (532,099)
                                             --------------            --------------            ------------
 Net increase (decrease) in net assets          (79,597,001)               (2,617,192)               (104,149)
NET ASSETS:
 Beginning of year                              278,279,326               226,841,763               1,432,385
                                             --------------            --------------            ------------
 End of year                                   $198,682,325              $224,224,571              $1,328,236
                                             ==============            ==============            ============


                                        FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                            GROWTH              CONTRAFUND              MID CAP
                                           PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(112,142)            $(751,285)          $(1,042,749)
 Net realized gain (loss) on security
  transactions                               1,255,700            16,818,147            11,049,004
 Net realized gain on distributions              3,919                25,198             9,463,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     837,474             9,727,607             3,785,294
                                         -------------        --------------        --------------
 Net increase (decrease) in net assets
  resulting from operations                  1,984,951            25,819,667            23,254,690
                                         -------------        --------------        --------------
UNIT TRANSACTIONS:
 Purchases                                      73,309             9,189,880             1,393,511
 Net transfers                              (1,037,858)          (20,744,936)           (9,081,446)
 Surrenders for benefit payments and
  fees                                      (2,195,619)          (18,220,621)          (15,718,215)
 Other transactions                                (28)               (2,415)                  (30)
 Death benefits                                (30,320)           (1,208,185)           (1,191,214)
 Net annuity transactions                           --                68,134                  (382)
                                         -------------        --------------        --------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (3,190,516)          (30,918,143)          (24,597,776)
                                         -------------        --------------        --------------
 Net increase (decrease) in net assets      (1,205,565)           (5,098,476)           (1,343,086)
NET ASSETS:
 Beginning of year                           7,358,549            98,736,683            79,149,157
                                         -------------        --------------        --------------
 End of year                                $6,152,984           $93,638,207           $77,806,071
                                         =============        ==============        ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  FIDELITY(R) VIP
                                            FIDELITY(R) VIP       DYNAMIC CAPITAL
                                            VALUE STRATEGIES        APPRECIATION
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(72,190)             $(51,918)
 Net realized gain (loss) on security
  transactions                                  1,255,910               486,098
 Net realized gain on distributions                    --               285,122
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        324,768               321,644
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     1,508,488             1,040,946
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         24,047                10,775
 Net transfers                                   (123,804)              824,228
 Surrenders for benefit payments and
  fees                                         (1,334,362)           (1,028,183)
 Other transactions                                 2,337                     5
 Death benefits                                   (76,799)              (27,044)
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,508,581)             (220,219)
                                               ----------            ----------
 Net increase (decrease) in net assets                (93)              820,727
NET ASSETS:
 Beginning of year                              5,633,843             2,777,891
                                               ----------            ----------
 End of year                                   $5,633,750            $3,598,618
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                          FIDELITY(R) VIP         RISING               FRANKLIN
                                          STRATEGIC INCOME       DIVIDENDS              INCOME
                                             PORTFOLIO        SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $37,974         $(1,039,336)           $75,945,732
 Net realized gain (loss) on security
  transactions                                    8,095          73,168,104             20,080,102
 Net realized gain on distributions              12,366                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (69,001)         87,099,953             69,513,674
                                             ----------        ------------         --------------
 Net increase (decrease) in net assets
  resulting from operations                     (10,566)        159,228,721            165,539,508
                                             ----------        ------------         --------------
UNIT TRANSACTIONS:
 Purchases                                       43,640           8,408,057             13,141,935
 Net transfers                                 (322,569)        (17,976,564)          (298,005,173)
 Surrenders for benefit payments and
  fees                                          (59,080)       (180,146,668)          (374,701,566)
 Other transactions                                   1           1,780,118              3,052,953
 Death benefits                                 (28,553)        (12,668,035)           (32,387,724)
 Net annuity transactions                            --             261,762                581,045
                                             ----------        ------------         --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (366,561)       (200,341,330)          (688,318,530)
                                             ----------        ------------         --------------
 Net increase (decrease) in net assets         (377,127)        (41,112,609)          (522,779,022)
NET ASSETS:
 Beginning of year                            1,610,832         662,298,788          1,719,573,259
                                             ----------        ------------         --------------
 End of year                                 $1,233,705        $621,186,179         $1,196,794,237
                                             ==========        ============         ==============

                                              FRANKLIN               FRANKLIN               FRANKLIN
                                              LARGE CAP               GLOBAL             SMALL-MID CAP
                                               GROWTH              REAL ESTATE               GROWTH
                                           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(724,923)             $251,987             $(4,136,039)
 Net realized gain (loss) on security
  transactions                                10,080,321              (269,700)             19,815,930
 Net realized gain on distributions                   --                    --              14,319,048
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,393,690                94,639              38,720,902
                                             -----------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   21,749,088                76,926              68,719,841
                                             -----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       739,943                36,704               1,992,637
 Net transfers                                (9,089,159)              281,560              10,389,710
 Surrenders for benefit payments and
  fees                                       (23,723,923)           (1,193,930)            (54,233,084)
 Other transactions                              192,580                 1,295                 355,999
 Death benefits                               (1,527,270)             (141,888)             (3,252,290)
 Net annuity transactions                         27,547                20,708                 161,297
                                             -----------            ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (33,380,282)             (995,551)            (44,585,731)
                                             -----------            ----------            ------------
 Net increase (decrease) in net assets       (11,631,194)             (918,625)             24,134,110
NET ASSETS:
 Beginning of year                            96,872,740             8,388,156             214,218,229
                                             -----------            ----------            ------------
 End of year                                 $85,241,546            $7,469,531            $238,352,339
                                             ===========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  FRANKLIN             FRANKLIN
                                                 SMALL CAP             STRATEGIC
                                                   VALUE                INCOME
                                              SECURITIES FUND       SECURITIES FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(357,175)          $33,598,985
 Net realized gain (loss) on security
  transactions                                     10,174,945            17,297,210
 Net realized gain on distributions                 1,229,068             9,724,801
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         10,971,400           (51,365,053)
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                        22,018,238             9,255,943
                                               --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                            970,414             6,967,836
 Net transfers                                     16,192,625          (132,676,464)
 Surrenders for benefit payments and
  fees                                            (20,032,196)         (177,591,000)
 Other transactions                                   167,311             1,225,287
 Death benefits                                    (1,033,223)          (15,370,109)
 Net annuity transactions                              44,815               798,138
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (3,690,254)         (316,646,312)
                                               --------------       ---------------
 Net increase (decrease) in net assets             18,327,984          (307,390,369)
                                               --------------       ---------------
NET ASSETS:
 Beginning of year                                 67,946,048           859,447,857
                                               --------------       ---------------
 End of year                                      $86,274,032          $552,057,488
                                               ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING                TEMPLETON
                                  MUTUAL SHARES                MARKETS                   FOREIGN
                                 SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                   SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,615,533                  $427,960                $1,697,345
 Net realized gain (loss) on
  security transactions               64,916,919                 7,003,852                16,630,937
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    142,252,864               (11,184,408)               44,341,351
                                 ---------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         209,785,316                (3,752,596)               62,669,633
                                 ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            10,281,883                   957,674                 6,683,269
 Net transfers                       (44,082,609)              (17,774,451)               28,491,790
 Surrenders for benefit
  payments and fees                 (205,405,487)              (28,297,347)              (72,844,546)
 Other transactions                    1,899,582                   180,782                   409,788
 Death benefits                      (16,567,809)               (1,506,863)               (5,443,230)
 Net annuity transactions                136,304                    57,252                   245,246
                                 ---------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (253,738,136)              (46,382,953)              (42,457,683)
                                 ---------------            --------------            --------------
 Net increase (decrease) in net
  assets                             (43,952,820)              (50,135,549)               20,211,950
                                 ---------------            --------------            --------------
NET ASSETS:
 Beginning of year                   910,064,471               138,758,886               324,020,727
                                 ---------------            --------------            --------------
 End of year                        $866,111,651               $88,623,337              $344,232,677
                                 ===============            ==============            ==============

                                                                                          FRANKLIN
                                    TEMPLETON                   MUTUAL                    FLEX CAP
                                     GROWTH                GLOBAL DISCOVERY                GROWTH
                                 SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                   SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $4,434,801                 $1,430,736                 $(777,870)
 Net realized gain (loss) on
  security transactions               21,849,485                 32,880,542                 7,313,487
 Net realized gain on
  distributions                               --                 35,174,580                   120,815
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     75,728,844                 25,664,003                 6,289,083
                                 ---------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         102,013,130                 95,149,861                12,945,515
                                 ---------------            ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                             6,624,970                  3,595,917                   493,035
 Net transfers                       (60,920,653)               (63,018,861)               (4,934,540)
 Surrenders for benefit
  payments and fees                  (94,710,554)              (102,784,152)              (14,488,810)
 Other transactions                    1,004,951                    968,116                   185,309
 Death benefits                       (8,235,789)                (6,890,493)                 (678,224)
 Net annuity transactions                 72,297                    105,111                    (2,594)
                                 ---------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (156,164,778)              (168,024,362)              (19,425,824)
                                 ---------------            ---------------            --------------
 Net increase (decrease) in net
  assets                             (54,151,648)               (72,874,501)               (6,480,309)
                                 ---------------            ---------------            --------------
NET ASSETS:
 Beginning of year                   428,464,235                443,171,915                47,222,276
                                 ---------------            ---------------            --------------
 End of year                        $374,312,587               $370,297,414               $40,741,967
                                 ===============            ===============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN
                                                 LARGE CAP                TEMPLETON
                                                   VALUE                 GLOBAL BOND
                                              SECURITIES FUND          SECURITIES FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(119,183)               $4,194,026
 Net realized gain (loss) on security
  transactions                                     2,246,318                 3,950,384
 Net realized gain on distributions                       --                 1,605,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         5,482,477               (10,595,246)
                                               -------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        7,609,612                  (845,560)
                                               -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                           149,503                 1,708,105
 Net transfers                                     5,053,017               (27,321,804)
 Surrenders for benefit payments and
  fees                                            (7,152,675)              (20,476,359)
 Other transactions                                   63,067                     2,748
 Death benefits                                     (648,382)               (2,078,116)
 Net annuity transactions                             36,035                    49,796
                                               -------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,499,435)              (48,115,630)
                                               -------------            --------------
 Net increase (decrease) in net assets             5,110,177               (48,961,190)
NET ASSETS:
 Beginning of year                                23,412,764               140,426,200
                                               -------------            --------------
 End of year                                     $28,522,941               $91,465,010
                                               =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD              HARTFORD
                                          HARTFORD               TOTAL                CAPITAL
                                          BALANCED            RETURN BOND          APPRECIATION
                                          HLS FUND             HLS FUND              HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $7,445           $19,356,132           $(4,361,730)
 Net realized gain (loss) on security
  transactions                              1,392,766            10,008,437           113,753,681
 Net realized gain on distributions                --                    --             1,612,796
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,911,587           (48,470,767)          104,009,079
                                        -------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                 3,311,798           (19,106,198)          215,013,826
                                        -------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    270,491             7,256,140             6,521,289
 Net transfers                              4,696,703           139,559,767          (158,678,265)
 Surrenders for benefit payments and
  fees                                     (3,332,779)         (108,426,107)         (106,680,558)
 Other transactions                             3,429                (1,455)               (2,752)
 Death benefits                              (280,406)           (9,369,892)           (8,094,526)
 Net annuity transactions                          --                (5,422)               71,014
                                        -------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions          1,357,438            29,013,031          (266,863,798)
                                        -------------       ---------------       ---------------
 Net increase (decrease) in net assets      4,669,236             9,906,833           (51,849,972)
NET ASSETS:
 Beginning of year                         15,963,326           724,071,588           688,564,430
                                        -------------       ---------------       ---------------
 End of year                              $20,632,562          $733,978,421          $636,714,458
                                        =============       ===============       ===============

                                           HARTFORD
                                           DIVIDEND                  HARTFORD                HARTFORD
                                          AND GROWTH             GLOBAL RESEARCH          GLOBAL GROWTH
                                           HLS FUND                  HLS FUND                HLS FUND
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $1,952,451                  $1,217                $(18,619)
 Net realized gain (loss) on security
  transactions                               52,593,996                 216,424                 251,444
 Net realized gain on distributions          12,660,548                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   59,857,709                 101,714                 487,199
                                        ---------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                 127,064,704                 319,355                 720,024
                                        ---------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    5,182,373                  37,158                  28,873
 Net transfers                              (56,405,349)                (84,378)                956,819
 Surrenders for benefit payments and
  fees                                      (71,237,373)               (461,184)               (575,849)
 Other transactions                                 349                       2                      11
 Death benefits                              (5,963,864)                     --                (100,298)
 Net annuity transactions                        69,366                      --                      --
                                        ---------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (128,354,498)               (508,402)                309,556
                                        ---------------            ------------            ------------
 Net increase (decrease) in net assets       (1,289,794)               (189,047)              1,029,580
NET ASSETS:
 Beginning of year                          470,508,222               1,398,834               2,003,735
                                        ---------------            ------------            ------------
 End of year                               $469,218,428              $1,209,787              $3,033,315
                                        ===============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                           DISCIPLINED           HARTFORD
                                              EQUITY              GROWTH
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(546,098)          $(203,427)
 Net realized gain (loss) on security
  transactions                                10,243,437           2,569,534
 Net realized gain on distributions                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    21,507,074           3,367,011
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   31,204,413           5,733,118
                                          --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       940,007             131,040
 Net transfers                                 6,404,766          (2,416,617)
 Surrenders for benefit payments and
  fees                                       (17,254,703)         (3,213,984)
 Other transactions                               (3,138)                154
 Death benefits                               (1,494,634)           (262,454)
 Net annuity transactions                           (982)              8,273
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (11,408,684)         (5,753,588)
                                          --------------       -------------
 Net increase (decrease) in net assets        19,795,729             (20,470)
NET ASSETS:
 Beginning of year                            97,076,786          19,398,175
                                          --------------       -------------
 End of year                                $116,872,515         $19,377,705
                                          ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD
                                            GROWTH              HARTFORD            HARTFORD
                                        OPPORTUNITIES          HIGH YIELD             INDEX
                                           HLS FUND             HLS FUND            HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(2,346,618)          $3,571,863            $145,354
 Net realized gain (loss) on security
  transactions                              21,217,297            2,647,962           1,596,302
 Net realized gain on distributions                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  27,325,776           (3,635,990)          6,750,964
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 46,196,455            2,583,835           8,492,620
                                        --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   1,313,122              885,230          11,895,852
 Net transfers                             (14,148,405)          (8,415,824)         (5,646,504)
 Surrenders for benefit payments and
  fees                                     (25,505,991)         (10,259,619)         (1,192,098)
 Other transactions                             (2,398)                (312)              2,692
 Death benefits                             (1,771,924)            (703,489)           (177,956)
 Net annuity transactions                         (716)                (548)                 --
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (40,116,312)         (18,494,562)          4,881,986
                                        --------------       --------------       -------------
 Net increase (decrease) in net assets       6,080,143          (15,910,727)         13,374,606
NET ASSETS:
 Beginning of year                         153,667,930           64,834,987          21,762,961
                                        --------------       --------------       -------------
 End of year                              $159,748,073          $48,924,260         $35,137,567
                                        ==============       ==============       =============

                                          HARTFORD                 HARTFORD
                                        INTERNATIONAL            SMALL/MID CAP               HARTFORD
                                        OPPORTUNITIES               EQUITY                ULTRASHORT BOND
                                          HLS FUND                 HLS FUND                  HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (3)
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $312,628                 $(29,738)               $(8,820,498)
 Net realized gain (loss) on security
  transactions                              2,023,933                1,699,116                    (10,976)
 Net realized gain on distributions                --                  682,880                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  6,000,612                  730,001                     (2,937)
                                        -------------            -------------            ---------------
 Net increase (decrease) in net assets
  resulting from operations                 8,337,173                3,082,259                 (8,834,411)
                                        -------------            -------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                  1,706,610                   74,995                 14,066,246
 Net transfers                             15,422,417               (2,072,658)               345,223,094
 Surrenders for benefit payments and
  fees                                     (6,043,294)              (2,784,044)              (545,285,311)
 Other transactions                               646                      278                  3,177,348
 Death benefits                              (466,992)                 (82,533)               (21,957,133)
 Net annuity transactions                          --                     (828)                   505,688
                                        -------------            -------------            ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions         10,619,387               (4,864,790)              (204,270,068)
                                        -------------            -------------            ---------------
 Net increase (decrease) in net assets     18,956,560               (1,782,531)              (213,104,479)
NET ASSETS:
 Beginning of year                         35,411,519               10,617,696                572,265,112
                                        -------------            -------------            ---------------
 End of year                              $54,368,079               $8,835,165               $359,160,633
                                        =============            =============            ===============

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 18, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                HARTFORD               HARTFORD
                                              SMALL COMPANY         SMALLCAP GROWTH
                                                HLS FUND               HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(230,344)             $(160,870)
 Net realized gain (loss) on security
  transactions                                   2,072,999              2,514,763
 Net realized gain on distributions              1,250,349              1,331,882
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,517,232                570,321
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      5,610,236              4,256,096
                                               -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                          97,094                 78,370
 Net transfers                                   8,832,704               (503,417)
 Surrenders for benefit payments and
  fees                                          (4,412,986)            (3,035,362)
 Other transactions                                   (497)                (6,137)
 Death benefits                                   (115,660)              (188,881)
 Net annuity transactions                               --                  6,492
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               4,400,655             (3,648,935)
                                               -----------            -----------
 Net increase (decrease) in net assets          10,010,891                607,161
NET ASSETS:
 Beginning of year                              11,686,999             11,152,557
                                               -----------            -----------
 End of year                                   $21,697,890            $11,759,718
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD
                                         HARTFORD            U.S. GOVERNMENT      HARTFORD
                                           STOCK               SECURITIES           VALUE
                                         HLS FUND               HLS FUND          HLS FUND
                                        SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(13,759)               $200,020            $5,560
 Net realized gain (loss) on security
  transactions                             747,724                (531,725)        4,198,612
 Net realized gain on distributions             --                      --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 242,241              (1,117,326)        2,738,423
                                        ----------             -----------       -----------
 Net increase (decrease) in net assets
  resulting from operations                976,206              (1,449,031)        6,942,595
                                        ----------             -----------       -----------
UNIT TRANSACTIONS:
 Purchases                                  32,571                 361,895         1,690,666
 Net transfers                          (2,063,664)            (16,302,174)       (5,371,021)
 Surrenders for benefit payments and
  fees                                  (1,104,175)             (8,247,148)       (5,249,420)
 Other transactions                            (59)                    (21)             (824)
 Death benefits                            (96,545)               (955,751)         (465,166)
 Net annuity transactions                       --                   6,491                --
                                        ----------             -----------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions      (3,231,872)            (25,136,708)       (9,395,765)
                                        ----------             -----------       -----------
 Net increase (decrease) in net assets  (2,255,666)            (26,585,739)       (2,453,170)
NET ASSETS:
 Beginning of year                       4,631,725              52,540,398        25,410,694
                                        ----------             -----------       -----------
 End of year                            $2,376,059             $25,954,659       $22,957,524
                                        ==========             ===========       ===========

                                                                  AMERICAN FUNDS
                                                                     BLUE CHIP
                                           AMERICAN FUNDS           INCOME AND            AMERICAN FUNDS
                                          ASSET ALLOCATION            GROWTH                   BOND
                                              HLS FUND               HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(54,891)              $(51,174)               $858,020
 Net realized gain (loss) on security
  transactions                                 7,319,620              4,649,245               1,500,838
 Net realized gain on distributions            3,607,588              2,394,971               4,892,278
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (541,831)             2,727,436             (13,307,008)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   10,330,486              9,720,478              (6,055,872)
                                             -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       466,191              2,395,026               1,744,185
 Net transfers                                (3,016,280)            (3,247,111)             76,050,565
 Surrenders for benefit payments and
  fees                                       (10,421,350)            (5,674,301)            (29,755,071)
 Other transactions                                 (149)                   229                     167
 Death benefits                                 (518,479)              (427,692)             (1,871,155)
 Net annuity transactions                           (402)                    --                  (2,510)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (13,490,469)            (6,953,849)             46,166,181
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets        (3,159,983)             2,766,629              40,110,309
NET ASSETS:
 Beginning of year                            50,405,080             34,024,304             160,375,779
                                             -----------            -----------            ------------
 End of year                                 $47,245,097            $36,790,933            $200,486,088
                                             ===========            ===========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      AMERICAN FUNDS
                                              AMERICAN FUNDS          GLOBAL GROWTH
                                               GLOBAL BOND              AND INCOME
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $367,010                $418,149
 Net realized gain (loss) on security
  transactions                                      134,014               9,961,890
 Net realized gain on distributions               1,475,173                 818,343
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (3,562,743)             (1,438,270)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      (1,586,546)              9,760,112
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          292,875                 687,480
 Net transfers                                  (13,384,651)            (20,753,853)
 Surrenders for benefit payments and
  fees                                           (4,825,304)            (10,985,357)
 Other transactions                                     282                     548
 Death benefits                                    (599,296)               (595,972)
 Net annuity transactions                                --                    (462)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (18,516,094)            (31,647,616)
                                               ------------            ------------
 Net increase (decrease) in net assets          (20,102,640)            (21,887,504)
NET ASSETS:
 Beginning of year                               33,890,679              62,994,261
                                               ------------            ------------
 End of year                                    $13,788,039             $41,106,757
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS           GLOBAL SMALL           AMERICAN FUNDS
                                            GLOBAL GROWTH           CAPITALIZATION              GROWTH
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(274,604)              $(277,419)            $(2,976,711)
 Net realized gain (loss) on security
  transactions                                  3,627,215               3,563,432              31,984,269
 Net realized gain on distributions             1,525,517               4,600,293               8,820,256
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        638,107               3,086,740              32,208,378
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     5,516,235              10,973,046              70,036,192
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         84,191                 669,824              11,369,312
 Net transfers                                 (5,724,783)              3,945,199             (21,212,454)
 Surrenders for benefit payments and
  fees                                         (4,073,413)             (8,757,389)            (45,676,527)
 Other transactions                                (1,104)                    160                  (1,992)
 Death benefits                                  (209,123)               (232,729)             (2,522,203)
 Net annuity transactions                              --                  (1,068)                 (4,308)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (9,924,232)             (4,376,003)            (58,048,172)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets         (4,407,997)              6,597,043              11,988,020
NET ASSETS:
 Beginning of year                             25,231,006              44,056,686             273,182,348
                                             ------------            ------------            ------------
 End of year                                  $20,823,009             $50,653,729            $285,170,368
                                             ============            ============            ============


                                            AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                            GROWTH-INCOME           INTERNATIONAL             NEW WORLD
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(511,681)              $(696,540)              $(318,018)
 Net realized gain (loss) on security
  transactions                                 19,448,219              10,826,292               3,362,650
 Net realized gain on distributions             1,952,157               3,448,758               4,092,402
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     22,694,565              19,095,315              (4,521,767)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    43,583,260              32,673,825               2,615,267
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      9,073,421               5,379,501                 396,298
 Net transfers                                (14,955,360)             (7,376,017)            (12,610,952)
 Surrenders for benefit payments and
  fees                                        (25,187,217)            (29,003,721)             (7,053,184)
 Other transactions                                 1,154                  (4,716)                    248
 Death benefits                                (1,271,639)             (1,718,808)               (356,479)
 Net annuity transactions                          (3,564)                 (1,981)                     --
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (32,343,205)            (32,725,742)            (19,624,069)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets         11,240,055                 (51,917)            (17,008,802)
NET ASSETS:
 Beginning of year                            149,977,656             183,500,759              44,396,108
                                             ------------            ------------            ------------
 End of year                                 $161,217,711            $183,448,842             $27,387,306
                                             ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD
                                            PORTFOLIO           LORD ABBETT
                                           DIVERSIFIER          FUNDAMENTAL
                                             HLS FUND           EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,575,801)          $(106,099)
 Net realized gain (loss) on security
  transactions                                (1,851,599)            571,698
 Net realized gain on distributions                   --           1,772,720
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (36,656,121)          1,616,591
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                  (40,083,521)          3,854,910
                                          --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    83,259,817           3,022,786
 Net transfers                                86,120,251            (947,838)
 Surrenders for benefit payments and
  fees                                       (10,505,534)           (655,787)
 Other transactions                                  159                 190
 Death benefits                               (3,813,198)           (182,328)
 Net annuity transactions                             --                  --
                                          --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           155,061,495           1,237,023
                                          --------------       -------------
 Net increase (decrease) in net assets       114,977,974           5,091,933
NET ASSETS:
 Beginning of year                           203,083,913           9,862,728
                                          --------------       -------------
 End of year                                $318,061,887         $14,954,661
                                          ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         LORD ABBETT
                                         CALIBRATED               LORD ABBETT          LORD ABBETT
                                          DIVIDEND                    BOND             GROWTH AND
                                         GROWTH FUND             DEBENTURE FUND        INCOME FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $32,046                $1,652,979           $(131,193)
 Net realized gain (loss) on security
  transactions                              1,771,801                 5,122,585           2,412,417
 Net realized gain on distributions         1,611,388                 1,139,587                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    407,039                (3,673,890)          1,538,597
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 3,822,274                 4,241,261           3,819,821
                                        -------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     69,447                   578,075             151,434
 Net transfers                              3,071,289               (13,663,356)         (2,961,319)
 Surrenders for benefit payments and
  fees                                     (3,488,227)              (13,689,891)         (2,149,679)
 Other transactions                                12                    (1,230)                 37
 Death benefits                              (163,090)               (1,135,501)           (310,025)
 Net annuity transactions                        (652)                   58,405                  --
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (511,221)              (27,853,498)         (5,269,552)
                                        -------------            --------------       -------------
 Net increase (decrease) in net assets      3,311,053               (23,612,237)         (1,449,731)
NET ASSETS:
 Beginning of year                         14,815,093                78,821,659          12,865,735
                                        -------------            --------------       -------------
 End of year                              $18,126,146               $55,209,422         $11,416,004
                                        =============            ==============       =============


                                         MFS(R) CORE        MFS(R) GROWTH        MFS(R) GLOBAL
                                        EQUITY SERIES           SERIES           EQUITY SERIES
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(139,658)         $(1,576,950)          $(248,745)
 Net realized gain (loss) on security
  transactions                              1,044,459            8,168,472           3,573,117
 Net realized gain on distributions                --              953,293                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  4,394,454           28,171,464           2,358,028
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 5,299,255           35,716,279           5,682,400
                                        -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    152,428            1,444,064             154,835
 Net transfers                              1,346,442           99,642,558           5,224,994
 Surrenders for benefit payments and
  fees                                     (3,799,772)         (26,326,050)         (6,795,459)
 Other transactions                               531              290,303              77,287
 Death benefits                              (262,059)          (1,806,650)           (455,422)
 Net annuity transactions                     110,568               57,308             124,225
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (2,451,862)          73,301,533          (1,669,540)
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets      2,847,393          109,017,812           4,012,860
NET ASSETS:
 Beginning of year                         17,577,045           69,703,082          23,218,072
                                        -------------       --------------       -------------
 End of year                              $20,424,438         $178,720,894         $27,230,932
                                        =============       ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              MFS(R) INVESTORS
                                                   GROWTH           MFS(R) INVESTORS
                                                STOCK SERIES          TRUST SERIES
                                                SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(521,393)          $(2,060,125)
 Net realized gain (loss) on security
  transactions                                      3,885,103            39,449,754
 Net realized gain on distributions                 1,259,817                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          5,907,947            25,607,410
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                        10,531,474            62,997,039
                                               --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                            229,814             2,549,948
 Net transfers                                     (4,195,656)          (48,119,248)
 Surrenders for benefit payments and
  fees                                             (9,574,618)          (61,177,572)
 Other transactions                                    43,857               315,471
 Death benefits                                      (524,074)           (5,234,076)
 Net annuity transactions                              41,752               166,041
                                               --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (13,978,925)         (111,499,436)
                                               --------------       ---------------
 Net increase (decrease) in net assets             (3,447,451)          (48,502,397)
NET ASSETS:
 Beginning of year                                 44,592,357           262,242,753
                                               --------------       ---------------
 End of year                                      $41,144,906          $213,740,356
                                               ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS(R) MID CAP             MFS(R) NEW        MFS(R) TOTAL
                                        GROWTH SERIES           DISCOVERY SERIES     RETURN SERIES
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,121,518)              $(3,504,807)         $(779,030)
 Net realized gain (loss) on security
  transactions                             3,185,862                22,894,796         42,698,515
 Net realized gain on distributions          221,098                 1,439,472                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                15,840,890                40,468,327         73,518,153
                                         -----------              ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations               18,126,332                61,297,788        115,437,638
                                         -----------              ------------       ------------
UNIT TRANSACTIONS:
 Purchases                                   543,664                 2,250,602          6,400,185
 Net transfers                               (40,451)              (23,375,580)      (117,727,910)
 Surrenders for benefit payments and
  fees                                   (14,053,653)              (47,447,003)      (178,905,492)
 Other transactions                           79,215                   271,417          1,276,699
 Death benefits                           (1,460,659)               (3,250,281)       (15,749,144)
 Net annuity transactions                     78,862                   222,747            528,760
                                         -----------              ------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (14,853,022)              (71,328,098)      (304,176,902)
                                         -----------              ------------       ------------
 Net increase (decrease) in net assets     3,273,310               (10,030,310)      (188,739,264)
NET ASSETS:
 Beginning of year                        57,492,580               184,837,534        810,351,102
                                         -----------              ------------       ------------
 End of year                             $60,765,890              $174,807,224       $621,611,838
                                         ===========              ============       ============

                                        MFS(R) VALUE       MFS(R) RESEARCH          MFS(R) RESEARCH
                                           SERIES            BOND SERIES         INTERNATIONAL SERIES
                                        SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,759,746)        $(1,200,389)                $(19,947)
 Net realized gain (loss) on security
  transactions                            32,790,504           9,001,897               (1,363,516)
 Net realized gain on distributions        1,118,830           2,634,401                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                74,478,226         (16,081,707)               6,760,004
                                        ------------        ------------              -----------
 Net increase (decrease) in net assets
  resulting from operations              106,627,814          (5,645,798)               5,376,541
                                        ------------        ------------              -----------
UNIT TRANSACTIONS:
 Purchases                                13,676,830           4,769,618                  447,190
 Net transfers                            26,621,584         580,392,113               (9,693,895)
 Surrenders for benefit payments and
  fees                                   (78,542,221)       (118,410,626)              (9,868,248)
 Other transactions                          581,464           1,522,566                   96,822
 Death benefits                           (6,218,611)         (7,811,484)                (655,656)
 Net annuity transactions                    161,446             249,038                   22,060
                                        ------------        ------------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions       (43,719,508)        460,711,225              (19,651,727)
                                        ------------        ------------              -----------
 Net increase (decrease) in net assets    62,908,306         455,065,427              (14,275,186)
NET ASSETS:
 Beginning of year                       332,978,778         364,024,045               42,082,713
                                        ------------        ------------              -----------
 End of year                            $395,887,084        $819,089,472              $27,807,527
                                        ============        ============              ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              MFS(R) RESEARCH             MFS(R) HIGH
                                                   SERIES               YIELD PORTFOLIO
                                                SUB-ACCOUNT            SUB-ACCOUNT (4)(5)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(396,321)              $22,972,873
 Net realized gain (loss) on security
  transactions                                      6,100,282               (15,702,674)
 Net realized gain on distributions                    68,754                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,845,166                 1,053,303
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         8,617,881                 8,323,502
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            341,795                 1,593,082
 Net transfers                                     (5,213,747)              (15,649,636)
 Surrenders for benefit payments and
  fees                                             (9,350,642)              (50,783,720)
 Other transactions                                   101,969                   396,986
 Death benefits                                      (676,995)               (4,214,941)
 Net annuity transactions                                (619)                  301,338
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (14,798,239)              (68,356,891)
                                               --------------            --------------
 Net increase (decrease) in net assets             (6,180,358)              (60,033,389)
NET ASSETS:
 Beginning of year                                 35,445,464               217,941,927
                                               --------------            --------------
 End of year                                      $29,265,106              $157,908,538
                                               ==============            ==============

(4)  Funded as of August 15, 2013.

(5) Effective August 16, 2013 MFS High Income Series merged with MFS High Yield Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       BLACKROCK                 BLACKROCK                 BLACKROCK
                                         GLOBAL                    GLOBAL                  LARGE CAP
                                  ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7,440                  $(5,670)                 $(13,077)
 Net realized gain (loss) on
  security transactions                     16,700                   41,890                   136,006
 Net realized gain on
  distributions                            192,428                       --                    68,871
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          239,357                   54,836                    71,871
                                      ------------               ----------               -----------
 Net increase (decrease) in net
  assets resulting from
  operations                               455,925                   91,056                   263,671
                                      ------------               ----------               -----------
UNIT TRANSACTIONS:
 Purchases                               1,266,363                       --                    50,433
 Net transfers                             872,279                   15,299                   (78,839)
 Surrenders for benefit
  payments and fees                       (252,309)                 (53,304)                 (304,757)
 Other transactions                              1                       (1)                        1
 Death benefits                                 --                       --                    (5,323)
 Net annuity transactions                       --                       --                    35,655
                                      ------------               ----------               -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           1,886,334                  (38,006)                 (302,830)
                                      ------------               ----------               -----------
 Net increase (decrease) in net
  assets                                 2,342,259                   53,050                   (39,159)
NET ASSETS:
 Beginning of year                       2,536,238                  344,956                   981,387
                                      ------------               ----------               -----------
 End of year                            $4,878,497                 $398,006                  $942,228
                                      ============               ==========               ===========

                                        BLACKROCK             UIF CORE PLUS
                                         EQUITY                FIXED INCOME              UIF GROWTH
                                   DIVIDEND V.I. FUND           PORTFOLIO                PORTFOLIO
                                       SUB-ACCOUNT          SUB-ACCOUNT (6)(7)     SUB-ACCOUNT (6)(8)(9)
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $72,705                 $78,939                 $(50,571)
 Net realized gain (loss) on
  security transactions                     369,547                (166,631)                 795,589
 Net realized gain on
  distributions                             148,908                      --                  378,701
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,381,983                  81,523                   48,240
                                      -------------            ------------             ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              1,973,143                  (6,169)               1,171,959
                                      -------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                1,800,174                      --                   26,064
 Net transfers                             (635,432)                143,235                 (420,333)
 Surrenders for benefit
  payments and fees                        (387,512)               (189,531)                (367,711)
 Other transactions                             273                       1                        2
 Death benefits                             (99,639)                     --                 (104,888)
 Net annuity transactions                    14,485                      --                       --
                                      -------------            ------------             ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              692,349                 (46,295)                (866,866)
                                      -------------            ------------             ------------
 Net increase (decrease) in net
  assets                                  2,665,492                 (52,464)                 305,093
NET ASSETS:
 Beginning of year                        8,067,470               1,035,559                3,041,184
                                      -------------            ------------             ------------
 End of year                            $10,732,962                $983,095               $3,346,277
                                      =============            ============             ============

(6)  Funded as of September 6, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          UIF MID CAP             INVESCO V.I.
                                             GROWTH                 AMERICAN
                                           PORTFOLIO               VALUE FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(228,787)              $(146,643)
 Net realized gain (loss) on security
  transactions                               3,516,926               2,925,273
 Net realized gain on distributions            488,712                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   2,418,194               1,640,270
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  6,195,045               4,418,900
                                          ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     117,269                  63,204
 Net transfers                              (7,008,643)             (2,682,755)
 Surrenders for benefit payments and
  fees                                      (3,945,740)             (3,054,314)
 Other transactions                                 45                  (4,334)
 Death benefits                               (256,192)               (162,385)
 Net annuity transactions                           --                      --
                                          ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (11,093,261)             (5,840,584)
                                          ------------            ------------
 Net increase (decrease) in net assets      (4,898,216)             (1,421,684)
NET ASSETS:
 Beginning of year                          22,232,072              15,637,431
                                          ------------            ------------
 End of year                               $17,333,856             $14,215,747
                                          ============            ============

(10) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MORGAN STANLEY                                     OPPENHEIMER
                                        MID CAP                BLACKROCK                 CAPITAL
                                        GROWTH                  CAPITAL                APPRECIATION
                                       PORTFOLIO         APPRECIATION V.I. FUND          FUND/VA
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,492)                $(85,525)                $(20,875)
 Net realized gain (loss) on
  security transactions                    27,350                  438,849                  483,437
 Net realized gain on
  distributions                             1,758                1,286,110                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         182,221                  780,872                   96,624
                                      -----------             ------------             ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              200,837                2,420,306                  559,186
                                      -----------             ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                     --                1,599,613                   21,408
 Net transfers                            (40,458)              (1,407,361)                  58,662
 Surrenders for benefit
  payments and fees                       (86,532)                (359,362)                (863,391)
 Other transactions                            --                      (13)                       6
 Death benefits                                --                  (47,933)                 (14,183)
 Net annuity transactions                      --                       --                       --
                                      -----------             ------------             ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (126,990)                (215,056)                (797,498)
                                      -----------             ------------             ------------
 Net increase (decrease) in net
  assets                                   73,847                2,205,250                 (238,312)
NET ASSETS:
 Beginning of year                        635,992                7,187,104                2,491,089
                                      -----------             ------------             ------------
 End of year                             $709,839               $9,392,354               $2,252,777
                                      ===========             ============             ============

                                                                                       OPPENHEIMER
                                       OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                         GLOBAL                MAIN STREET              SMALL CAP
                                         FUND/VA                 FUND/VA                 FUND/VA
                                    SUB-ACCOUNT (11)           SUB-ACCOUNT          SUB-ACCOUNT (12)
-------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(59,585)              $(27,659)               $(229,343)
 Net realized gain (loss) on
  security transactions                   5,960,231                497,569                6,462,975
 Net realized gain on
  distributions                                  --                     --                  361,058
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (553,121)               538,643                2,472,975
                                      -------------            -----------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              5,347,525              1,008,553                9,067,665
                                      -------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  112,416                 28,836                  223,056
 Net transfers                           (8,461,379)              (340,971)              (6,359,679)
 Surrenders for benefit
  payments and fees                      (4,695,410)              (582,816)              (4,602,327)
 Other transactions                            (272)                  (665)                   1,915
 Death benefits                            (293,493)               (38,026)                (424,825)
 Net annuity transactions                        --                     --                       --
                                      -------------            -----------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (13,338,138)              (933,642)             (11,161,860)
                                      -------------            -----------            -------------
 Net increase (decrease) in net
  assets                                 (7,990,613)                74,911               (2,094,195)
NET ASSETS:
 Beginning of year                       27,307,890              3,725,587               27,876,674
                                      -------------            -----------            -------------
 End of year                            $19,317,277             $3,800,498              $25,782,479
                                      =============            ===========            =============

(11) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(12) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER        PUTNAM VT
                                                 EQUITY         DIVERSIFIED
                                              INCOME FUND       INCOME FUND
                                            SUB-ACCOUNT (13)    SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(16,514)        $1,522,361
 Net realized gain (loss) on security
  transactions                                    203,700          2,661,956
 Net realized gain on distributions                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        354,774            591,166
                                               ----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                       541,960          4,775,483
                                               ----------       ------------
UNIT TRANSACTIONS:
 Purchases                                          3,990            904,446
 Net transfers                                  2,213,578        (11,218,989)
 Surrenders for benefit payments and
  fees                                           (606,735)       (13,597,810)
 Other transactions                                    (2)              (490)
 Death benefits                                   (32,714)        (2,233,523)
 Net annuity transactions                              --                 --
                                               ----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,578,117        (26,146,366)
                                               ----------       ------------
 Net increase (decrease) in net assets          2,120,077        (21,370,883)
NET ASSETS:
 Beginning of year                              1,569,430         90,905,102
                                               ----------       ------------
 End of year                                   $3,689,507        $69,534,219
                                               ==========       ============

(13) Formerly Oppenheimer Value Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                            GLOBAL ASSET          INTERNATIONAL         INTERNATIONAL
                                           ALLOCATION FUND          VALUE FUND           EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $50,638               $13,289               $(4,418)
 Net realized gain (loss) on security
  transactions                                 1,619,373               102,573                96,827
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (528,997)               88,501               236,110
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,141,014               204,363               328,519
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       187,176                   929                 3,564
 Net transfers                                (3,727,794)              (84,021)              262,234
 Surrenders for benefit payments and
  fees                                        (1,026,090)             (274,233)             (290,794)
 Other transactions                                   (1)                    3                   124
 Death benefits                                  (51,991)               (2,201)              (21,555)
 Net annuity transactions                             --                    --                    --
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,618,700)             (359,523)              (46,427)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets        (3,477,686)             (155,160)              282,092
NET ASSETS:
 Beginning of year                             8,526,279             1,305,467             1,303,847
                                             -----------            ----------            ----------
 End of year                                  $5,048,593            $1,150,307            $1,585,939
                                             ===========            ==========            ==========

                                                                 PUTNAM VT
                                            PUTNAM VT            SMALL CAP         PUTNAM VT
                                          INVESTORS FUND         VALUE FUND       VOYAGER FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $657              $(25,995)         $(15,413)
 Net realized gain (loss) on security
  transactions                                  3,096               533,380           626,013
 Net realized gain on distributions                --                40,149                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     42,833               318,860         2,781,251
                                             --------            ----------       -----------
 Net increase (decrease) in net assets
  resulting from operations                    46,586               866,394         3,391,851
                                             --------            ----------       -----------
UNIT TRANSACTIONS:
 Purchases                                      2,884                10,311         1,231,839
 Net transfers                                 12,646               812,581        (1,281,708)
 Surrenders for benefit payments and
  fees                                         (6,312)             (604,269)         (495,379)
 Other transactions                                 7                   483              (111)
 Death benefits                                    --               (43,439)         (107,259)
 Net annuity transactions                          --                 3,246                --
                                             --------            ----------       -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              9,225               178,913          (652,618)
                                             --------            ----------       -----------
 Net increase (decrease) in net assets         55,811             1,045,307         2,739,233
NET ASSETS:
 Beginning of year                            129,579             2,235,027         7,794,695
                                             --------            ----------       -----------
 End of year                                 $185,390            $3,280,334       $10,533,928
                                             ========            ==========       ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                PUTNAM VT                 PIMCO
                                                  EQUITY                ALL ASSET
                                               INCOME FUND                 FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $16,653                 $65,634
 Net realized gain (loss) on security
  transactions                                       48,779                   9,200
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          333,054                 (99,504)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         398,486                 (24,670)
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           19,216                 363,689
 Net transfers                                      135,939                  88,682
 Surrenders for benefit payments and
  fees                                              (69,063)                (26,166)
 Other transactions                                       3                     242
 Death benefits                                          --                      --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   86,095                 426,447
                                               ------------            ------------
 Net increase (decrease) in net assets              484,581                 401,777
NET ASSETS:
 Beginning of year                                1,245,921               1,626,976
                                               ------------            ------------
 End of year                                     $1,730,502              $2,028,753
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                PIMCO
                                         PIMCO                  GLOBAL            JENNISON 20/20
                                     EQS PATHFINDER          MULTI-ASSET              FOCUS               JENNISON
                                          FUND                   FUND               PORTFOLIO             PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $92,985               $14,475               $(9,921)               $(751)
 Net realized gain (loss) on
  security transactions                    211,246                (6,000)               17,178               13,346
 Net realized gain on
  distributions                                 --                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          920,311               (89,516)              114,126               (4,579)
                                      ------------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,224,542               (81,041)              121,383                8,016
                                      ------------            ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               1,402,387               160,868                    35                   --
 Net transfers                            (360,373)              (10,645)               (7,184)              36,977
 Surrenders for benefit
  payments and fees                       (316,827)              (42,099)               (4,256)             (50,415)
 Other transactions                            132                     1                     4                   --
 Death benefits                            (41,953)                   --               (24,324)                  --
 Net annuity transactions                       --                    --                    --                   --
                                      ------------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             683,366               108,125               (35,725)             (13,438)
                                      ------------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets                                 1,907,908                27,084                85,658               (5,422)
NET ASSETS:
 Beginning of year                       6,249,628               737,329               459,248               44,157
                                      ------------            ----------            ----------            ---------
 End of year                            $8,157,536              $764,413              $544,906              $38,735
                                      ============            ==========            ==========            =========

                                                           PRUDENTIAL
                                      PRUDENTIAL             SERIES               INVESCO V.I.
                                        VALUE             INTERNATIONAL            GROWTH AND
                                      PORTFOLIO              GROWTH               INCOME FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT (14)        SUB-ACCOUNT (15)
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,049)               $(149)                   $3,418
 Net realized gain (loss) on
  security transactions                    6,980                1,872                 5,683,315
 Net realized gain on
  distributions                               --                   --                   384,059
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         85,777                 (602)                6,762,906
                                      ----------            ---------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              86,708                1,121                12,833,698
                                      ----------            ---------            --------------
UNIT TRANSACTIONS:
 Purchases                                    35                   --                   174,751
 Net transfers                           (43,789)             (36,189)               (3,921,928)
 Surrenders for benefit
  payments and fees                       (3,055)                  --                (8,394,038)
 Other transactions                           --                   --                       (30)
 Death benefits                               --                   --                  (613,246)
 Net annuity transactions                     --                   --                    58,859
                                      ----------            ---------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (46,809)             (36,189)              (12,695,632)
                                      ----------            ---------            --------------
 Net increase (decrease) in net
  assets                                  39,899              (35,068)                  138,066
NET ASSETS:
 Beginning of year                       315,604               35,068                44,591,206
                                      ----------            ---------            --------------
 End of year                            $355,503                 $ --               $44,729,272
                                      ==========            =========            ==============

(14) Not funded as of December 31, 2013.

(15) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.             INVESCO V.I.
                                              COMSTOCK FUND          AMERICAN FRANCHISE
                                             SUB-ACCOUNT (16)         SUB-ACCOUNT (17)
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(8,238)                $(914,195)
 Net realized gain (loss) on security
  transactions                                       60,538                 3,167,842
 Net realized gain on distributions                      --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          708,605                17,146,395
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         760,905                19,400,042
                                               ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            1,500                   631,301
 Net transfers                                      (93,200)               (4,604,691)
 Surrenders for benefit payments and
  fees                                             (591,112)              (14,176,968)
 Other transactions                                      --                    85,794
 Death benefits                                      (6,971)               (1,327,129)
 Net annuity transactions                                --                   (25,977)
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (689,783)              (19,417,670)
                                               ------------            --------------
 Net increase (decrease) in net assets               71,122                   (17,628)
NET ASSETS:
 Beginning of year                                2,630,889                62,842,077
                                               ------------            --------------
 End of year                                     $2,702,011               $62,824,449
                                               ============            ==============

(16) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(17) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO          WELLS FARGO           WELLS FARGO
                                     INVESCO V.I.         ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                       MID CAP            INDEX ASSET          TOTAL RETURN           INTRINSIC
                                     GROWTH FUND        ALLOCATION FUND         BOND FUND            VALUE FUND
                                   SUB-ACCOUNT (18)       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(158,058)            $(4,225)             $(33,171)            $(19,069)
 Net realized gain (loss) on
  security transactions                   781,908              33,331                19,279              103,215
 Net realized gain on
  distributions                                --                  --               164,323                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,475,266              97,499              (376,672)             537,394
                                     ------------          ----------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,099,116             126,605              (226,241)             621,540
                                     ------------          ----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                170,861              12,500                 7,500              100,506
 Net transfers                          4,399,120             (50,360)              249,778              (38,427)
 Surrenders for benefit
  payments and fees                    (2,478,783)           (183,325)           (1,022,944)            (571,495)
 Other transactions                        18,877                   2                     3                   (1)
 Death benefits                           (28,438)                 --              (166,909)             (50,640)
 Net annuity transactions                    (366)                 --                    --                   --
                                     ------------          ----------          ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          2,081,271            (221,183)             (932,572)            (560,057)
                                     ------------          ----------          ------------          -----------
 Net increase (decrease) in net
  assets                                5,180,387             (94,578)           (1,158,813)              61,483
NET ASSETS:
 Beginning of year                      8,268,268             818,108             5,451,561            2,477,581
                                     ------------          ----------          ------------          -----------
 End of year                          $13,448,655            $723,530            $4,292,748           $2,539,064
                                     ============          ==========          ============          ===========

                                     WELLS FARGO          WELLS FARGO
                                    ADVANTAGE VT         ADVANTAGE VT          WELLS FARGO
                                    INTERNATIONAL          SMALL CAP          ADVANTAGE VT
                                     EQUITY FUND          GROWTH FUND        DISCOVERY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,330             $(43,047)            $(34,602)
 Net realized gain (loss) on
  security transactions                   38,727              131,779              197,983
 Net realized gain on
  distributions                           56,797              120,438               50,010
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         83,754              697,116              395,997
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                             182,608              906,286              609,388
                                     -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                 3,040                1,624                6,000
 Net transfers                           (18,984)            (112,362)             (85,035)
 Surrenders for benefit
  payments and fees                     (329,148)            (389,202)            (260,917)
 Other transactions                           (1)                  --                  (32)
 Death benefits                          (11,316)             (31,157)             (12,753)
 Net annuity transactions                     --                   --                   --
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (356,409)            (531,097)            (352,737)
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets                                (173,801)             375,189              256,651
NET ASSETS:
 Beginning of year                     1,273,524            2,159,489            1,618,360
                                     -----------          -----------          -----------
 End of year                          $1,099,723           $2,534,678           $1,875,011
                                     ===========          ===========          ===========

(18) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             WELLS FARGO
                                             ADVANTAGE VT        WELLS FARGO
                                              SMALL CAP          ADVANTAGE VT
                                              VALUE FUND       OPPORTUNITY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(2,903)            $(5,768)
 Net realized gain (loss) on security
  transactions                                  (23,484)             13,098
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       57,936              87,698
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      31,549              95,028
                                               --------            --------
UNIT TRANSACTIONS:
 Purchases                                        1,800               1,200
 Net transfers                                   (9,482)             (1,703)
 Surrenders for benefit payments and
  fees                                          (73,782)            (35,529)
 Other transactions                                   1                  --
 Death benefits                                      --                  --
 Net annuity transactions                            --                  --
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (81,463)            (36,032)
                                               --------            --------
 Net increase (decrease) in net assets          (49,914)             58,996
NET ASSETS:
 Beginning of year                              279,657             351,370
                                               --------            --------
 End of year                                   $229,743            $410,366
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                                 VALUE FUND               GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $49,237                   $1,130
 Net realized gain (loss) on security
  transactions                                        33,615                        1
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           355,583                       19
                                                ------------               ----------
 Net increase (decrease) in net assets
  resulting from operations                          438,435                    1,150
                                                ------------               ----------
UNIT TRANSACTIONS:
 Purchases                                         3,946,379                  686,504
 Net transfers                                     1,325,694                   76,496
 Surrenders for benefit payments and
  fees                                              (127,920)                    (114)
 Other transactions                                    1,720                        5
 Death benefits                                      (48,984)                      --
 Net annuity transactions                                 --                       --
                                                ------------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 5,096,889                  762,891
                                                ------------               ----------
 Net increase (decrease) in net assets             5,535,324                  764,041
NET ASSETS:
 Beginning of year                                 1,224,520                    1,004
                                                ------------               ----------
 End of year                                      $6,759,844                 $765,045
                                                ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $108,095                   $(72,998)                 $(211,907)
 Net realized gain (loss) on security
  transactions                                    1,053,049                   (627,285)                 1,145,894
 Net realized gain on distributions                      --                         --                    534,292
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,350,295                  4,822,870                  1,053,038
                                              -------------              -------------              -------------
 Net increase (decrease) in net assets
  resulting from operations                       3,511,439                  4,122,587                  2,521,317
                                              -------------              -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                          624,542                    205,086                    682,712
 Net transfers                                    1,566,646                  1,685,005                     (5,517)
 Surrenders for benefit payments and
  fees                                           (4,138,925)                (4,064,009)                (1,803,299)
 Other transactions                                      45                       (564)                       337
 Death benefits                                    (426,047)                  (312,654)                   (62,633)
 Net annuity transactions                                --                         --                         --
                                              -------------              -------------              -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,373,739)                (2,487,136)                (1,188,400)
                                              -------------              -------------              -------------
 Net increase (decrease) in net assets            1,137,700                  1,635,451                  1,332,917
NET ASSETS:
 Beginning of year                               31,195,540                 33,537,808                 16,027,815
                                              -------------              -------------              -------------
 End of year                                    $32,333,240                $35,173,259                $17,360,732
                                              =============              =============              =============

                                                                                                     INVESCO
                                                                    ALLIANCEBERNSTEIN VPS        VAN KAMPEN V.I.
                                         ALLIANCEBERNSTEIN VPS          INTERNATIONAL                 VALUE
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO          OPPORTUNITIES FUND
                                              SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (1)
--------------------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $1,558                   $(18,077)                 $(319,545)
 Net realized gain (loss) on security
  transactions                                      86,756                   (160,902)               (10,000,459)
 Net realized gain on distributions                     --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          68,968                  1,213,523                 21,380,873
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from operations                        157,282                  1,034,544                 11,060,869
                                              ------------              -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                           2,635                    132,221                    412,915
 Net transfers                                    (273,426)                  (376,797)                   356,340
 Surrenders for benefit payments and
  fees                                             (86,781)                (1,083,949)               (13,880,804)
 Other transactions                                     --                      1,615                       (846)
 Death benefits                                     (7,146)                   (79,738)                (1,364,727)
 Net annuity transactions                               --                   (110,602)                     7,219
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (364,718)                (1,517,250)               (14,469,903)
                                              ------------              -------------             --------------
 Net increase (decrease) in net assets            (207,436)                  (482,706)                (3,409,034)
NET ASSETS:
 Beginning of year                               1,373,981                  8,296,426                 77,709,249
                                              ------------              -------------             --------------
 End of year                                    $1,166,545                 $7,813,720                $74,300,215
                                              ============              =============             ==============

(1)  Formerly Invesco V.I. Basic Value Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           INVESCO V.I.         INVESCO V.I.
                                               CORE              GOVERNMENT
                                           EQUITY FUND         SECURITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,599,244)           $6,856,432
 Net realized gain (loss) on security
  transactions                                 7,381,722             5,472,575
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,959,177            (8,522,754)
                                          --------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                   18,741,655             3,806,253
                                          --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     3,033,846             3,928,702
 Net transfers                               (10,396,868)           66,521,161
 Surrenders for benefit payments and
  fees                                       (31,242,528)         (119,692,458)
 Other transactions                               (2,924)               (1,210)
 Death benefits                               (3,252,861)          (13,949,935)
 Net annuity transactions                          7,760                18,040
                                          --------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (41,853,575)          (63,175,700)
                                          --------------       ---------------
 Net increase (decrease) in net assets       (23,111,920)          (59,369,447)
NET ASSETS:
 Beginning of year                           173,197,462           630,092,419
                                          --------------       ---------------
 End of year                                $150,085,542          $570,722,972
                                          ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         INVESCO V.I.         INVESCO V.I.         INVESCO V.I.
                                        INTERNATIONAL         MID CAP CORE          SMALL CAP
                                         GROWTH FUND          EQUITY FUND          EQUITY FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(506,661)         $(3,408,528)         $(2,153,482)
 Net realized gain (loss) on security
  transactions                               6,671,785            5,279,149            8,173,596
 Net realized gain on distributions                 --            1,557,793                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  16,937,683           13,883,344            7,639,338
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 23,102,807           17,311,758           13,659,452
                                        --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   7,152,204            1,027,390            1,601,680
 Net transfers                              (8,062,526)          (7,876,078)          (9,130,375)
 Surrenders for benefit payments and
  fees                                     (25,060,786)         (33,004,882)         (18,829,775)
 Other transactions                              2,028                9,673              (11,610)
 Death benefits                             (2,799,111)          (2,973,340)          (1,232,722)
 Net annuity transactions                       (1,326)             (25,615)              (3,761)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (28,769,517)         (42,842,852)         (27,606,563)
                                        --------------       --------------       --------------
 Net increase (decrease) in net assets      (5,666,710)         (25,531,094)         (13,947,111)
NET ASSETS:
 Beginning of year                         184,766,004          202,356,895          129,411,744
                                        --------------       --------------       --------------
 End of year                              $179,099,294         $176,825,801         $115,464,633
                                        ==============       ==============       ==============

                                        INVESCO V.I.
                                        BALANCED RISK           INVESCO V.I.        AMERICAN CENTURY VP
                                         ALLOCATION             DIVERSIFIED               MID CAP
                                            FUND               DIVIDEND FUND             VALUE FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT (2)           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(148,606)               $2,288                  $1,150
 Net realized gain (loss) on security
  transactions                                513,801                 6,659                   1,381
 Net realized gain on distributions            86,413                    --                   6,959
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  1,365,045                31,429                  11,530
                                        -------------            ----------              ----------
 Net increase (decrease) in net assets
  resulting from operations                 1,816,653                40,376                  21,020
                                        -------------            ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                    817,941                    --                  67,615
 Net transfers                              8,465,640               245,369                  47,564
 Surrenders for benefit payments and
  fees                                     (3,433,813)              (66,724)                (14,302)
 Other transactions                               (27)                   --                     (17)
 Death benefits                              (135,444)                   --                      --
 Net annuity transactions                          --                    --                      --
                                        -------------            ----------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions          5,714,297               178,645                 100,860
                                        -------------            ----------              ----------
 Net increase (decrease) in net assets      7,530,950               219,021                 121,880
NET ASSETS:
 Beginning of year                         16,977,551               155,299                 100,866
                                        -------------            ----------              ----------
 End of year                              $24,508,501              $374,320                $222,746
                                        =============            ==========              ==========

(2)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS                GLOBAL
                                                   GLOBAL                  GROWTH AND
                                                 BOND FUND                INCOME FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $792,755                $3,433,078
 Net realized gain (loss) on security
  transactions                                      7,779,337               (10,340,667)
 Net realized gain on distributions                 2,366,192                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            623,149                68,336,788
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        11,561,433                61,429,199
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                          1,971,769                 2,066,890
 Net transfers                                       (104,580)              (22,639,605)
 Surrenders for benefit payments and
  fees                                            (47,656,224)              (63,831,166)
 Other transactions                                       436                       854
 Death benefits                                    (5,191,806)               (6,699,081)
 Net annuity transactions                              39,781                     9,921
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (50,940,624)              (91,092,187)
                                               --------------            --------------
 Net increase (decrease) in net assets            (39,379,191)              (29,662,988)
NET ASSETS:
 Beginning of year                                290,358,620               434,840,746
                                               --------------            --------------
 End of year                                     $250,979,429              $405,177,758
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                         AMERICAN FUNDS           BLUE CHIP
                                             ASSET               INCOME AND          AMERICAN FUNDS
                                        ALLOCATION FUND          GROWTH FUND            BOND FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,461,416            $1,034,598            $6,798,413
 Net realized gain (loss) on security
  transactions                                46,104,263            15,952,620             8,590,283
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    93,271,283            54,365,323            18,560,598
                                        ----------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from operations                  140,836,962            71,352,541            33,949,294
                                        ----------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                     7,234,829             2,925,413             6,528,911
 Net transfers                                (7,026,955)           (8,905,430)           66,239,048
 Surrenders for benefit payments and
  fees                                      (169,066,359)          (97,321,730)         (169,568,127)
 Other transactions                               (3,027)                5,178                 5,765
 Death benefits                              (30,001,762)          (12,172,387)          (21,395,114)
 Net annuity transactions                      1,017,714               145,126               181,767
                                        ----------------       ---------------       ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions          (197,845,560)         (115,323,830)         (118,007,750)
                                        ----------------       ---------------       ---------------
 Net increase (decrease) in net assets       (57,008,598)          (43,971,289)          (84,058,456)
NET ASSETS:
 Beginning of year                         1,060,599,005           622,184,166           981,847,060
                                        ----------------       ---------------       ---------------
 End of year                              $1,003,590,407          $578,212,877          $897,788,604
                                        ================       ===============       ===============


                                             AMERICAN FUNDS
                                                 GLOBAL            AMERICAN FUNDS              AMERICAN FUNDS
                                              GROWTH FUND           GROWTH FUND              GROWTH-INCOME FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(3,285,976)          $(21,302,542)                $(3,875,320)
 Net realized gain (loss) on security
  transactions                                   25,258,652             82,120,295                  50,553,910
 Net realized gain on distributions                      --                     --                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       49,225,879            255,516,387                 263,892,974
                                             --------------       ----------------            ----------------
 Net increase (decrease) in net assets
  resulting from operations                      71,198,555            316,334,140                 310,571,564
                                             --------------       ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                                        1,701,088             10,761,753                  10,960,837
 Net transfers                                  (23,628,610)          (125,773,980)               (103,825,919)
 Surrenders for benefit payments and
  fees                                          (59,366,688)          (337,654,271)               (331,185,883)
 Other transactions                                  (3,055)                20,841                      13,698
 Death benefits                                  (5,811,486)           (34,897,119)                (41,540,884)
 Net annuity transactions                           (37,625)               (90,135)                    122,582
                                             --------------       ----------------            ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (87,146,376)          (487,632,911)               (465,455,569)
                                             --------------       ----------------            ----------------
 Net increase (decrease) in net assets          (15,947,821)          (171,298,771)               (154,884,005)
NET ASSETS:
 Beginning of year                              384,303,431          2,146,707,670               2,168,831,624
                                             --------------       ----------------            ----------------
 End of year                                   $368,355,610         $1,975,408,899              $2,013,947,619
                                             ==============       ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                               AMERICAN FUNDS             AMERICAN FUNDS
                                             INTERNATIONAL FUND           NEW WORLD FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(1,870,079)              $(2,413,005)
 Net realized gain (loss) on security
  transactions                                       4,685,195                24,928,436
 Net realized gain on distributions                         --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          81,713,816                19,967,827
                                               ---------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         84,528,932                42,483,258
                                               ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                           3,224,794                 1,322,932
 Net transfers                                     (27,469,285)              (20,838,788)
 Surrenders for benefit payments and
  fees                                             (86,189,984)              (44,164,136)
 Other transactions                                        143                       367
 Death benefits                                     (8,651,734)               (3,355,804)
 Net annuity transactions                              (17,522)                   17,294
                                               ---------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (119,103,588)              (67,018,135)
                                               ---------------            --------------
 Net increase (decrease) in net assets             (34,574,656)              (24,534,877)
NET ASSETS:
 Beginning of year                                 584,899,178               302,814,203
                                               ---------------            --------------
 End of year                                      $550,324,522              $278,279,326
                                               ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                             AMERICAN FUNDS            ADVANTAGE VT       FIDELITY(R) VIP
                                              GLOBAL SMALL                OMEGA               GROWTH
                                          CAPITALIZATION FUND          GROWTH FUND           PORTFOLIO
                                              SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,008,419)               $(30,124)           $(106,038)
 Net realized gain (loss) on security
  transactions                                    9,690,562                 138,423              326,973
 Net realized gain on distributions                      --                 104,229                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       27,903,780                  54,732              675,666
                                             --------------            ------------        -------------
 Net increase (decrease) in net assets
  resulting from operations                      36,585,923                 267,260              896,601
                                             --------------            ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                        1,380,988                   9,413               85,689
 Net transfers                                  (19,534,732)                (32,421)            (929,348)
 Surrenders for benefit payments and
  fees                                          (38,410,714)               (332,819)            (922,733)
 Other transactions                                   2,894                      --                    5
 Death benefits                                  (2,899,877)                (45,149)             (65,964)
 Net annuity transactions                            41,489                      --                   --
                                             --------------            ------------        -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (59,419,952)               (400,976)          (1,832,351)
                                             --------------            ------------        -------------
 Net increase (decrease) in net assets          (22,834,029)               (133,716)            (935,750)
NET ASSETS:
 Beginning of year                              249,675,792               1,566,101            8,294,299
                                             --------------            ------------        -------------
 End of year                                   $226,841,763              $1,432,385           $7,358,549
                                             ==============            ============        =============


                                             FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                               CONTRAFUND              MID CAP              VALUE STRATEGIES
                                                PORTFOLIO             PORTFOLIO                PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(357,026)            $(979,055)                $(76,106)
 Net realized gain (loss) on security
  transactions                                    4,806,793             4,840,329                  749,621
 Net realized gain on distributions                      --             6,345,992                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        8,072,761              (336,243)                 374,787
                                             --------------        --------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                      12,522,528             9,871,023                1,048,302
                                             --------------        --------------             ------------
UNIT TRANSACTIONS:
 Purchases                                        8,710,537             1,476,844                   50,804
 Net transfers                                    2,287,670            (3,412,739)               1,575,217
 Surrenders for benefit payments and
  fees                                          (10,019,490)           (7,870,327)                (920,352)
 Other transactions                                   2,451                 2,066                     (107)
 Death benefits                                  (1,156,936)             (983,541)                (100,746)
 Net annuity transactions                                --                  (324)                      --
                                             --------------        --------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (175,768)          (10,788,021)                 604,816
                                             --------------        --------------             ------------
 Net increase (decrease) in net assets           12,346,760              (916,998)               1,653,118
NET ASSETS:
 Beginning of year                               86,389,923            80,066,155                3,980,725
                                             --------------        --------------             ------------
 End of year                                    $98,736,683           $79,149,157               $5,633,843
                                             ==============        ==============             ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP
                                             DYNAMIC CAPITAL         FIDELITY(R) VIP
                                               APPRECIATION          STRATEGIC INCOME
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(23,485)                $42,621
 Net realized gain (loss) on security
  transactions                                      214,147                   9,859
 Net realized gain on distributions                      --                  18,183
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          157,324                  61,314
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         347,986                 131,977
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           19,803                 504,637
 Net transfers                                    1,061,827                 184,690
 Surrenders for benefit payments and
  fees                                             (305,272)               (101,127)
 Other transactions                                       8                   1,091
 Death benefits                                     (32,890)               (190,370)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  743,476                 398,921
                                               ------------            ------------
 Net increase (decrease) in net assets            1,091,462                 530,898
NET ASSETS:
 Beginning of year                                1,686,429               1,079,934
                                               ------------            ------------
 End of year                                     $2,777,891              $1,610,832
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN                                          FRANKLIN
                                     RISING                FRANKLIN                  LARGE CAP
                                    DIVIDENDS               INCOME                     GROWTH
                                 SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(853,998)           $86,662,530               $(1,106,462)
 Net realized gain (loss) on
  security transactions               26,973,747             (1,328,405)                4,238,752
 Net realized gain on
  distributions                               --                     --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     40,660,289            100,516,349                 7,804,089
                                 ---------------       ----------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                          66,780,038            185,850,474                10,936,379
                                 ---------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                             5,392,483             10,577,031                   616,943
 Net transfers                        (3,447,877)           (67,471,521)               (4,769,308)
 Surrenders for benefit
  payments and fees                 (112,688,674)          (287,911,272)              (18,687,734)
 Other transactions                        3,175                  7,885                       203
 Death benefits                      (11,039,389)           (31,839,601)               (1,746,994)
 Net annuity transactions                 48,815                (94,307)                   (3,468)
                                 ---------------       ----------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (121,731,467)          (376,731,785)              (24,590,358)
                                 ---------------       ----------------            --------------
 Net increase (decrease) in net
  assets                             (54,951,429)          (190,881,311)              (13,653,979)
NET ASSETS:
 Beginning of year                   717,250,217          1,910,454,570               110,526,719
                                 ---------------       ----------------            --------------
 End of year                        $662,298,788         $1,719,573,259               $96,872,740
                                 ===============       ================            ==============

                                        FRANKLIN                 FRANKLIN                  FRANKLIN
                                         GLOBAL               SMALL-MID CAP               SMALL CAP
                                      REAL ESTATE                 GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(128,218)              $(4,395,768)                $(718,915)
 Net realized gain (loss) on
  security transactions                   (428,993)               12,329,922                 5,673,968
 Net realized gain on
  distributions                                 --                17,575,864                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,340,382                (5,587,565)                5,044,388
                                      ------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,783,171                19,922,453                 9,999,441
                                      ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  35,493                 1,647,804                   985,627
 Net transfers                              81,617                (8,861,266)               (4,369,388)
 Surrenders for benefit
  payments and fees                       (728,456)              (37,631,342)              (12,496,355)
 Other transactions                             57                    (5,415)                  (13,483)
 Death benefits                           (139,649)               (3,299,684)               (1,091,344)
 Net annuity transactions                   11,277                    (4,766)                   (9,028)
                                      ------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (739,661)              (48,154,669)              (16,993,971)
                                      ------------            --------------            --------------
 Net increase (decrease) in net
  assets                                 1,043,510               (28,232,216)               (6,994,530)
NET ASSETS:
 Beginning of year                       7,344,646               242,450,445                74,940,578
                                      ------------            --------------            --------------
 End of year                            $8,388,156              $214,218,229               $67,946,048
                                      ============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             FRANKLIN
                                             STRATEGIC
                                              INCOME             MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $45,279,761             $2,832,876
 Net realized gain (loss) on security
  transactions                                 16,183,247             18,618,808
 Net realized gain on distributions               997,610                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,324,478             92,132,100
                                          ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                    91,785,096            113,583,784
                                          ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                      6,001,838              9,762,210
 Net transfers                                 54,482,425            (58,279,572)
 Surrenders for benefit payments and
  fees                                       (145,991,428)          (144,357,073)
 Other transactions                                  (572)                11,563
 Death benefits                               (14,372,385)           (15,448,188)
 Net annuity transactions                         102,955                (43,022)
                                          ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (99,777,167)          (208,354,082)
                                          ---------------       ----------------
 Net increase (decrease) in net assets         (7,992,071)           (94,770,298)
NET ASSETS:
 Beginning of year                            867,439,928          1,004,834,769
                                          ---------------       ----------------
 End of year                                 $859,447,857           $910,064,471
                                          ===============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        TEMPLETON
                                        DEVELOPING                TEMPLETON                 TEMPLETON
                                         MARKETS                   FOREIGN                    GROWTH
                                     SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(299,286)               $3,761,344                $1,431,301
 Net realized gain (loss) on
  security transactions                    5,868,514                 1,227,349                (8,787,213)
 Net realized gain on
  distributions                                   --                        --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          9,527,048                43,807,711                82,959,105
                                      --------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              15,096,276                48,796,404                75,603,193
                                      --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 1,057,599                 7,236,587                 6,002,554
 Net transfers                            (5,055,453)               (7,621,298)              (22,353,437)
 Surrenders for benefit
  payments and fees                      (23,044,183)              (53,815,880)              (67,605,779)
 Other transactions                             (215)                   (5,165)                    1,982
 Death benefits                           (1,319,262)               (5,707,473)               (6,883,120)
 Net annuity transactions                     (4,331)                  (53,787)                   14,759
                                      --------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (28,365,845)              (59,967,016)              (90,823,041)
                                      --------------            --------------            --------------
 Net increase (decrease) in net
  assets                                 (13,269,569)              (11,170,612)              (15,219,848)
NET ASSETS:
 Beginning of year                       152,028,455               335,191,339               443,684,083
                                      --------------            --------------            --------------
 End of year                            $138,758,886              $324,020,727              $428,464,235
                                      ==============            ==============            ==============

                                                                    FRANKLIN                 FRANKLIN
                                          MUTUAL                    FLEX CAP                 LARGE CAP
                                     GLOBAL DISCOVERY                GROWTH                    VALUE
                                      SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                        SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,030,760               $(1,027,166)                $(71,129)
 Net realized gain (loss) on
  security transactions                    14,968,582                 3,849,899                 (127,802)
 Net realized gain on
  distributions                            24,260,349                        --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           9,363,476                   689,389                3,375,791
                                      ---------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                               52,623,167                 3,512,122                3,176,860
                                      ---------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,607,386                   447,643                   84,285
 Net transfers                            (42,650,780)                  736,010                 (451,155)
 Surrenders for benefit
  payments and fees                       (72,304,881)              (10,818,181)              (5,249,170)
 Other transactions                               771                    (1,992)                     303
 Death benefits                            (6,918,540)                 (713,412)                (319,432)
 Net annuity transactions                      (8,624)                   (2,454)                  (1,695)
                                      ---------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (119,274,668)              (10,352,386)              (5,936,864)
                                      ---------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  (66,651,501)               (6,840,264)              (2,760,004)
NET ASSETS:
 Beginning of year                        509,823,416                54,062,540               26,172,768
                                      ---------------            --------------            -------------
 End of year                             $443,171,915               $47,222,276              $23,412,764
                                      ===============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 TEMPLETON                 HARTFORD
                                                GLOBAL BOND                BALANCED
                                              SECURITIES FUND              HLS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT (3)
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $6,417,822                 $215,501
 Net realized gain (loss) on security
  transactions                                      2,585,369                1,042,548
 Net realized gain on distributions                   219,614                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          7,920,482                  301,747
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        17,143,287                1,559,796
                                               --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          2,955,617                  499,991
 Net transfers                                        634,331                1,105,415
 Surrenders for benefit payments and
  fees                                            (14,521,117)              (2,783,778)
 Other transactions                                       218                       (7)
 Death benefits                                    (1,317,161)                (155,256)
 Net annuity transactions                                (718)                      --
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,248,830)              (1,333,635)
                                               --------------            -------------
 Net increase (decrease) in net assets              4,894,457                  226,161
NET ASSETS:
 Beginning of year                                135,531,743               15,737,165
                                               --------------            -------------
 End of year                                     $140,426,200              $15,963,326
                                               ==============            =============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD             HARTFORD              HARTFORD
                                            TOTAL                CAPITAL              DIVIDEND
                                         RETURN BOND          APPRECIATION           AND GROWTH
                                           HLS FUND             HLS FUND              HLS FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $19,361,507             $(155,234)          $3,871,463
 Net realized gain (loss) on security
  transactions                              14,647,012            34,222,322           21,750,818
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   9,008,157            74,111,559           29,379,783
                                        --------------       ---------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                 43,016,676           108,178,647           55,002,064
                                        --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                                   9,945,505            10,581,407            8,721,309
 Net transfers                              47,494,766           (33,295,122)         (17,032,543)
 Surrenders for benefit payments and
  fees                                     (79,917,265)          (71,776,834)         (48,881,368)
 Other transactions                              1,607                 2,255                  661
 Death benefits                             (9,490,840)           (7,470,113)          (5,315,429)
 Net annuity transactions                       (5,695)               (6,832)              (4,600)
                                        --------------       ---------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (31,971,922)         (101,965,239)         (62,511,970)
                                        --------------       ---------------       --------------
 Net increase (decrease) in net assets      11,044,754             6,213,408           (7,509,906)
NET ASSETS:
 Beginning of year                         713,026,834           682,351,022          478,018,128
                                        --------------       ---------------       --------------
 End of year                              $724,071,588          $688,564,430         $470,508,222
                                        ==============       ===============       ==============

                                                                                           HARTFORD
                                               HARTFORD                HARTFORD          DISCIPLINED
                                           GLOBAL RESEARCH          GLOBAL GROWTH           EQUITY
                                               HLS FUND                HLS FUND            HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(4,571)               $(18,239)              $8,092
 Net realized gain (loss) on security
  transactions                                     29,671                  46,496            5,519,920
 Net realized gain on distributions                    --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        126,102                 352,666            9,204,522
                                             ------------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                       151,202                 380,923           14,732,534
                                             ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                         10,716                   3,318            1,065,433
 Net transfers                                    571,849                 (55,297)          (4,946,605)
 Surrenders for benefit payments and
  fees                                           (174,838)               (157,538)          (9,484,094)
 Other transactions                                   130                     (57)                  37
 Death benefits                                        --                      --           (1,012,156)
 Net annuity transactions                              --                      --                 (860)
                                             ------------            ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                407,857                (209,574)         (14,378,245)
                                             ------------            ------------       --------------
 Net increase (decrease) in net assets            559,059                 171,349              354,289
NET ASSETS:
 Beginning of year                                839,775               1,832,386           96,722,497
                                             ------------            ------------       --------------
 End of year                                   $1,398,834              $2,003,735          $97,076,786
                                             ============            ============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 HARTFORD
                                            HARTFORD              GROWTH
                                             GROWTH           OPPORTUNITIES
                                            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(246,916)         $(2,344,996)
 Net realized gain (loss) on security
  transactions                                1,654,294           10,252,441
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,095,863           27,233,196
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   3,503,241           35,140,641
                                          -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      286,098            2,266,625
 Net transfers                               (5,461,262)         (13,871,979)
 Surrenders for benefit payments and
  fees                                       (2,365,699)         (14,078,360)
 Other transactions                              (1,549)               2,238
 Death benefits                                (276,085)          (1,422,439)
 Net annuity transactions                            --                 (604)
                                          -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (7,818,497)         (27,104,519)
                                          -------------       --------------
 Net increase (decrease) in net assets       (4,315,256)           8,036,122
NET ASSETS:
 Beginning of year                           23,713,431          145,631,808
                                          -------------       --------------
 End of year                                $19,398,175         $153,667,930
                                          =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                          HARTFORD            HARTFORD          INTERNATIONAL
                                         HIGH YIELD             INDEX           OPPORTUNITIES
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,546,628            $273,259            $154,467
 Net realized gain (loss) on security
  transactions                              3,111,981              69,602           1,112,163
 Net realized gain on distributions                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (503,368)            366,888           4,442,469
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 7,155,241             709,749           5,709,099
                                        -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  1,733,459          16,721,821           3,533,637
 Net transfers                              7,692,125           3,669,292          (1,653,525)
 Surrenders for benefit payments and
  fees                                     (7,098,237)           (269,598)         (2,763,179)
 Other transactions                               187               2,381                 103
 Death benefits                            (1,642,310)            (74,817)           (199,037)
 Net annuity transactions                        (558)                 --                  --
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions            684,666          20,049,079          (1,082,001)
                                        -------------       -------------       -------------
 Net increase (decrease) in net assets      7,839,907          20,758,828           4,627,098
NET ASSETS:
 Beginning of year                         56,995,080           1,004,133          30,784,421
                                        -------------       -------------       -------------
 End of year                              $64,834,987         $21,762,961         $35,411,519
                                        =============       =============       =============

                                               HARTFORD
                                             SMALL/MID CAP          HARTFORD                  HARTFORD
                                                EQUITY            MONEY MARKET              SMALL COMPANY
                                               HLS FUND             HLS FUND                  HLS FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(105,324)         $(10,870,191)               $(204,593)
 Net realized gain (loss) on security
  transactions                                     840,870                    10                1,213,224
 Net realized gain on distributions              1,218,489                    --                      785
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (684,353)                   (1)                 683,947
                                             -------------       ---------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      1,269,682           (10,870,182)               1,693,363
                                             -------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                          72,806            13,310,099                  101,407
 Net transfers                                     701,772           419,789,340               (1,648,028)
 Surrenders for benefit payments and
  fees                                          (1,001,411)         (536,294,754)              (1,155,960)
 Other transactions                                      7                  (523)                   1,152
 Death benefits                                   (159,032)          (26,616,345)                 (91,581)
 Net annuity transactions                             (765)              168,759                       --
                                             -------------       ---------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (386,623)         (129,643,424)              (2,793,010)
                                             -------------       ---------------            -------------
 Net increase (decrease) in net assets             883,059          (140,513,606)              (1,099,647)
NET ASSETS:
 Beginning of year                               9,734,637           712,778,718               12,786,646
                                             -------------       ---------------            -------------
 End of year                                   $10,617,696          $572,265,112              $11,686,999
                                             =============       ===============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                                 HARTFORD                 HARTFORD
                                              SMALLCAP GROWTH              STOCK
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(184,883)                $53,590
 Net realized gain (loss) on security
  transactions                                     1,139,516                 135,732
 Net realized gain on distributions                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           477,403                  58,698
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        1,432,036                 248,020
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            53,516                  12,527
 Net transfers                                       551,560               3,155,198
 Surrenders for benefit payments and
  fees                                            (1,298,867)               (561,585)
 Other transactions                                       (1)                      1
 Death benefits                                      (83,690)                (13,924)
 Net annuity transactions                                 --                      --
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (777,482)              2,592,217
                                               -------------            ------------
 Net increase (decrease) in net assets               654,554               2,840,237
NET ASSETS:
 Beginning of year                                10,498,003               1,791,488
                                               -------------            ------------
 End of year                                     $11,152,557              $4,631,725
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         HARTFORD
                                     U.S. GOVERNMENT         HARTFORD              AMERICAN FUNDS
                                        SECURITIES             VALUE              ASSET ALLOCATION
                                         HLS FUND            HLS FUND                 HLS FUND
                                       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $593,387            $206,342                 $(45,265)
 Net realized gain (loss) on
  security transactions                      434,004           1,185,768                2,736,652
 Net realized gain on
  distributions                                   --                  --                  110,811
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (47,139)          2,123,282                4,088,981
                                      --------------       -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                                 980,252           3,515,392                6,891,179
                                      --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 1,902,881           2,387,638                  674,549
 Net transfers                             9,752,280            (347,421)                 232,735
 Surrenders for benefit
  payments and fees                      (11,143,196)         (2,543,361)              (7,113,824)
 Other transactions                              212                 566                       98
 Death benefits                           (1,612,170)           (210,820)              (1,107,101)
 Net annuity transactions                         --                  --                 (128,885)
                                      --------------       -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (1,099,993)           (713,398)              (7,442,428)
                                      --------------       -------------            -------------
 Net increase (decrease) in net
  assets                                    (119,741)          2,801,994                 (551,249)
NET ASSETS:
 Beginning of year                        52,660,139          22,608,700               50,956,329
                                      --------------       -------------            -------------
 End of year                             $52,540,398         $25,410,694              $50,405,080
                                      ==============       =============            =============

                                     AMERICAN FUNDS
                                        BLUE CHIP
                                       INCOME AND              AMERICAN FUNDS           AMERICAN FUNDS
                                         GROWTH                     BOND                  GLOBAL BOND
                                        HLS FUND                  HLS FUND                 HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(123,165)               $1,769,470                 $370,121
 Net realized gain (loss) on
  security transactions                   1,608,329                 3,721,737                1,050,596
 Net realized gain on
  distributions                             224,747                 3,563,889                  735,724
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,669,687                (3,570,703)                (625,936)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,379,598                 5,484,393                1,530,505
                                      -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                3,824,933                 1,810,191                  453,226
 Net transfers                            3,742,077                14,794,546               (3,099,872)
 Surrenders for benefit
  payments and fees                      (3,202,319)              (19,858,766)              (3,996,346)
 Other transactions                          10,907                    (7,224)                  (1,851)
 Death benefits                            (374,276)               (2,317,684)                (646,400)
 Net annuity transactions                        --                    (2,618)                      --
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            4,001,322                (5,581,555)              (7,291,243)
                                      -------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  7,380,920                   (97,162)              (5,760,738)
NET ASSETS:
 Beginning of year                       26,643,384               160,472,941               39,651,417
                                      -------------            --------------            -------------
 End of year                            $34,024,304              $160,375,779              $33,890,679
                                      =============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               AMERICAN FUNDS
                                               GLOBAL GROWTH            AMERICAN FUNDS
                                                 AND INCOME              GLOBAL GROWTH
                                                  HLS FUND                 HLS FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $583,449                $(169,779)
 Net realized gain (loss) on security
  transactions                                      2,977,337                  937,565
 Net realized gain on distributions                     6,361                  275,158
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          5,824,323                3,659,310
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         9,391,470                4,702,254
                                               --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            919,690                  111,872
 Net transfers                                     (5,090,334)              (2,325,690)
 Surrenders for benefit payments and
  fees                                             (7,531,481)              (2,222,274)
 Other transactions                                    (1,814)                     376
 Death benefits                                      (901,964)                (200,083)
 Net annuity transactions                                (405)                (118,545)
                                               --------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,606,308)              (4,754,344)
                                               --------------            -------------
 Net increase (decrease) in net assets             (3,214,838)                 (52,090)
NET ASSETS:
 Beginning of year                                 66,209,099               25,283,096
                                               --------------            -------------
 End of year                                      $62,994,261              $25,231,006
                                               ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                      GLOBAL SMALL             AMERICAN FUNDS            AMERICAN FUNDS
                                     CAPITALIZATION                GROWTH                GROWTH-INCOME
                                        HLS FUND                  HLS FUND                  HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(199,536)              $(3,432,093)                $(478,007)
 Net realized gain (loss) on
  security transactions                   2,172,894                15,545,177                 7,035,053
 Net realized gain on
  distributions                           4,078,039                   796,651                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           837,035                27,043,026                14,349,650
                                      -------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              6,888,432                39,952,761                20,906,696
                                      -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  518,287                15,825,781                11,224,597
 Net transfers                           (4,616,780)              (13,998,223)               (5,110,505)
 Surrenders for benefit
  payments and fees                      (4,639,422)              (27,015,375)              (14,347,931)
 Other transactions                            (556)                    7,088                    15,952
 Death benefits                            (466,336)               (2,592,160)               (1,574,788)
 Net annuity transactions                      (912)                 (127,116)                 (128,554)
                                      -------------            --------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (9,205,719)              (27,900,005)               (9,921,229)
                                      -------------            --------------            --------------
 Net increase (decrease) in net
  assets                                 (2,317,287)               12,052,756                10,985,467
NET ASSETS:
 Beginning of year                       46,373,973               261,129,592               138,992,189
                                      -------------            --------------            --------------
 End of year                            $44,056,686              $273,182,348              $149,977,656
                                      =============            ==============            ==============

                                                                                       HARTFORD
                                      AMERICAN FUNDS           AMERICAN FUNDS         PORTFOLIO
                                      INTERNATIONAL               NEW WORLD          DIVERSIFIER
                                         HLS FUND                 HLS FUND             HLS FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $68,117                 $(32,977)           $(481,702)
 Net realized gain (loss) on
  security transactions                    3,218,502                1,841,497             (136,633)
 Net realized gain on
  distributions                                   --                2,390,192                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         23,074,383                2,280,785           (6,898,674)
                                      --------------            -------------       --------------
 Net increase (decrease) in net
  assets resulting from
  operations                              26,361,002                6,479,497           (7,517,009)
                                      --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 6,453,248                  645,946          120,473,808
 Net transfers                            (2,455,503)              (2,176,597)          55,136,155
 Surrenders for benefit
  payments and fees                      (15,836,075)              (4,818,867)          (2,359,641)
 Other transactions                            2,433                     (315)               9,308
 Death benefits                           (1,664,377)                (428,452)            (391,440)
 Net annuity transactions                     (1,768)                      --                   --
                                      --------------            -------------       --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (13,502,042)              (6,778,285)         172,868,190
                                      --------------            -------------       --------------
 Net increase (decrease) in net
  assets                                  12,858,960                 (298,788)         165,351,181
NET ASSETS:
 Beginning of year                       170,641,799               44,694,896           37,732,732
                                      --------------            -------------       --------------
 End of year                            $183,500,759              $44,396,108         $203,083,913
                                      ==============            =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        LORD ABBETT
                                               LORD ABBETT              CALIBRATED
                                               FUNDAMENTAL               DIVIDEND
                                               EQUITY FUND              GROWTH FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT (4)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(13,233)                $210,510
 Net realized gain (loss) on security
  transactions                                        6,955                  654,635
 Net realized gain on distributions                 141,873                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          282,212                  734,087
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         417,807                1,599,232
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                        5,765,077                  182,844
 Net transfers                                      980,069               (1,163,289)
 Surrenders for benefit payments and
  fees                                             (139,834)              (1,059,251)
 Other transactions                                       5                        1
 Death benefits                                    (396,696)                (271,533)
 Net annuity transactions                                --                     (622)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                6,208,621               (2,311,850)
                                               ------------            -------------
 Net increase (decrease) in net assets            6,626,428                 (712,618)
NET ASSETS:
 Beginning of year                                3,236,300               15,527,711
                                               ------------            -------------
 End of year                                     $9,862,728              $14,815,093
                                               ============            =============

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              LORD ABBETT         LORD ABBETT
                                            BOND DEBENTURE        GROWTH AND          MFS(R) CORE
                                                 FUND             INCOME FUND        EQUITY SERIES
                                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,082,508            $(65,003)          $(168,841)
 Net realized gain (loss) on security
  transactions                                   3,130,925             372,621            (177,375)
 Net realized gain on distributions                979,179                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         982,460             988,895           2,802,424
                                             -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                      8,175,072           1,296,513           2,456,208
                                             -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                       1,271,353             212,642             221,744
 Net transfers                                   2,764,878             129,068             154,044
 Surrenders for benefit payments and
  fees                                          (9,563,809)         (1,310,782)         (3,085,008)
 Other transactions                                    432                  84                (173)
 Death benefits                                 (1,577,406)           (183,720)           (372,112)
 Net annuity transactions                               --                  --                (263)
                                             -------------       -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (7,104,552)         (1,152,708)         (3,081,768)
                                             -------------       -------------       -------------
 Net increase (decrease) in net assets           1,070,520             143,805            (625,560)
NET ASSETS:
 Beginning of year                              77,751,139          12,721,930          18,202,605
                                             -------------       -------------       -------------
 End of year                                   $78,821,659         $12,865,735         $17,577,045
                                             =============       =============       =============


                                        MFS(R) GROWTH        MFS(R) GLOBAL        MFS(R) HIGH
                                            SERIES           EQUITY SERIES       INCOME SERIES
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(1,199,278)          $(181,602)         $12,755,149
 Net realized gain (loss) on security
  transactions                               5,852,204           1,541,442             (813,356)
 Net realized gain on distributions                 --             473,105                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   4,388,622           2,329,244           13,522,798
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                  9,041,548           4,162,189           25,464,591
                                        --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     845,789             113,969            1,485,603
 Net transfers                              12,811,556           1,952,166           15,264,860
 Surrenders for benefit payments and
  fees                                     (11,114,254)         (3,183,412)         (38,276,555)
 Other transactions                             17,393                (488)              (2,312)
 Death benefits                             (1,024,557)           (268,990)          (4,319,954)
 Net annuity transactions                      (10,380)              4,355               50,565
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,525,547          (1,382,400)         (25,797,793)
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets      10,567,095           2,779,789             (333,202)
NET ASSETS:
 Beginning of year                          59,135,987          20,438,283          218,275,129
                                        --------------       -------------       --------------
 End of year                               $69,703,082         $23,218,072         $217,941,927
                                        ==============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              MFS(R) INVESTORS
                                                   GROWTH               MFS(R) INVESTORS
                                                STOCK SERIES              TRUST SERIES
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(654,704)              $(2,604,925)
 Net realized gain (loss) on security
  transactions                                      2,585,448                16,997,734
 Net realized gain on distributions                 2,267,209                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,876,953                30,103,230
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                         7,074,906                44,496,039
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            193,379                 1,836,074
 Net transfers                                     (3,725,598)              (16,058,883)
 Surrenders for benefit payments and
  fees                                             (7,859,295)              (47,711,604)
 Other transactions                                     7,758                     2,469
 Death benefits                                      (680,140)               (4,698,617)
 Net annuity transactions                             (22,434)                   (5,823)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (12,086,330)              (66,636,384)
                                               --------------            --------------
 Net increase (decrease) in net assets             (5,011,424)              (22,140,345)
NET ASSETS:
 Beginning of year                                 49,603,781               284,383,098
                                               --------------            --------------
 End of year                                      $44,592,357              $262,242,753
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      MFS(R) MID CAP              MFS(R) NEW          MFS(R) TOTAL
                                      GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                       SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,150,510)              $(3,762,390)           $8,216,893
 Net realized gain (loss) on
  security transactions                   (2,219,505)                6,850,637             6,096,123
 Net realized gain on
  distributions                                   --                17,831,089                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         11,877,793                13,450,252            63,911,508
                                      --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from
  operations                               8,507,778                34,369,588            78,224,524
                                      --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                   420,795                 1,918,090             4,399,784
 Net transfers                            (3,239,585)              (23,721,934)          (12,455,465)
 Surrenders for benefit
  payments and fees                      (11,217,528)              (34,842,711)         (141,777,222)
 Other transactions                           (3,468)                   (8,782)               (1,075)
 Death benefits                             (845,024)               (2,714,167)          (16,653,911)
 Net annuity transactions                     20,561                   (25,816)               93,459
                                      --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (14,864,249)              (59,395,320)         (166,394,430)
                                      --------------            --------------       ---------------
 Net increase (decrease) in net
  assets                                  (6,356,471)              (25,025,732)          (88,169,906)
NET ASSETS:
 Beginning of year                        63,849,051               209,863,266           898,521,008
                                      --------------            --------------       ---------------
 End of year                             $57,492,580              $184,837,534          $810,351,102
                                      ==============            ==============       ===============

                                       MFS(R) VALUE            MFS(R) RESEARCH           MFS(R) RESEARCH
                                          SERIES                 BOND SERIES          INTERNATIONAL SERIES
                                       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(199,033)               $3,863,305                 $265,725
 Net realized gain (loss) on
  security transactions                   12,178,999                10,731,434               (2,793,757)
 Net realized gain on
  distributions                            2,560,572                 2,353,419                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         32,127,727                 1,806,784                8,605,544
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              46,668,265                18,754,942                6,077,512
                                      --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                11,450,755                 5,578,270                  177,077
 Net transfers                           (15,074,098)               67,662,758                 (850,427)
 Surrenders for benefit
  payments and fees                      (47,382,480)              (58,675,746)              (7,328,689)
 Other transactions                           (2,696)                      198                      297
 Death benefits                           (4,656,891)               (5,920,134)                (688,423)
 Net annuity transactions                    (38,627)                  (10,295)                   1,740
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (55,704,037)                8,635,051               (8,688,425)
                                      --------------            --------------            -------------
 Net increase (decrease) in net
  assets                                  (9,035,772)               27,389,993               (2,610,913)
NET ASSETS:
 Beginning of year                       342,014,550               336,634,052               44,693,626
                                      --------------            --------------            -------------
 End of year                            $332,978,778              $364,024,045              $42,082,713
                                      ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                         BLACKROCK
                                              MFS(R) RESEARCH              GLOBAL
                                                  SERIES            ALLOCATION V.I. FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(198,986)                $20,300
 Net realized gain (loss) on security
  transactions                                     1,544,012                  (5,645)
 Net realized gain on distributions                       --                   8,266
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         3,674,912                  59,130
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        5,019,938                  82,051
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           208,945               1,895,434
 Net transfers                                     3,693,178                  98,113
 Surrenders for benefit payments and
  fees                                            (6,438,311)               (126,328)
 Other transactions                                      142                     195
 Death benefits                                     (571,561)                     --
 Net annuity transactions                                 --                      --
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (3,107,607)              1,867,414
                                               -------------            ------------
 Net increase (decrease) in net assets             1,912,331               1,949,465
NET ASSETS:
 Beginning of year                                33,533,133                 586,773
                                               -------------            ------------
 End of year                                     $35,445,464              $2,536,238
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          BLACKROCK                 BLACKROCK               BLACKROCK
                                           GLOBAL                   LARGE CAP                 EQUITY
                                   OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND       DIVIDEND V.I. FUND
                                         SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(4,033)                   $(8,227)                $83,105
 Net realized gain (loss) on
  security transactions                       64,490                     88,563                  36,771
 Net realized gain on
  distributions                                   --                     71,628                   6,625
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (10,815)                    (5,614)                300,859
                                         -----------               ------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                                  49,642                    146,350                 427,360
                                         -----------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        --                      6,245               4,979,685
 Net transfers                               (26,072)                   (77,058)              1,038,604
 Surrenders for benefit
  payments and fees                         (104,938)                  (234,358)               (113,683)
 Other transactions                               --                          1                   7,435
 Death benefits                              (21,943)                    (7,390)                     --
 Net annuity transactions                         --                         --                      --
                                         -----------               ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (152,953)                  (312,560)              5,912,041
                                         -----------               ------------            ------------
 Net increase (decrease) in net
  assets                                    (103,311)                  (166,210)              6,339,401
NET ASSETS:
 Beginning of year                           448,267                  1,147,597               1,728,069
                                         -----------               ------------            ------------
 End of year                                $344,956                   $981,387              $8,067,470
                                         ===========               ============            ============

                                                             INVESCO
                                  UIF MID CAP            VAN KAMPEN V.I.          MORGAN STANLEY
                                    GROWTH                  AMERICAN               FOCUS GROWTH
                                   PORTFOLIO               VALUE FUND               PORTFOLIO
                                  SUB-ACCOUNT            SUB-ACCOUNT (5)           SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(373,542)               $(131,457)               $(17,863)
 Net realized gain (loss) on
  security transactions              2,142,830                1,554,648                  50,261
 Net realized gain on
  distributions                      3,040,384                       --                  40,520
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   (3,089,008)               1,004,710                  37,741
                                 -------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                         1,720,664                2,427,901                 110,659
                                 -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             134,144                   84,547                     500
 Net transfers                      (2,694,837)                (795,968)                  3,115
 Surrenders for benefit
  payments and fees                 (3,006,996)              (1,944,806)               (322,943)
 Other transactions                       (221)                     (33)                     14
 Death benefits                       (287,978)                (155,329)                     --
 Net annuity transactions                   --                       --                      --
                                 -------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (5,855,888)              (2,811,589)               (319,314)
                                 -------------            -------------            ------------
 Net increase (decrease) in net
  assets                            (4,135,224)                (383,688)               (208,655)
NET ASSETS:
 Beginning of year                  26,367,296               16,021,119               1,077,590
                                 -------------            -------------            ------------
 End of year                       $22,232,072              $15,637,431                $868,935
                                 =============            =============            ============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              MORGAN STANLEY         MORGAN STANLEY
                                                MULTI CAP                MID CAP
                                                  GROWTH                 GROWTH
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(40,144)              $(13,103)
 Net realized gain (loss) on security
  transactions                                      171,682                 22,148
 Net realized gain on distributions                 154,113                 68,884
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (48,855)               (34,906)
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                         236,796                 43,023
                                               ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                           28,021                     --
 Net transfers                                      (88,834)               (27,720)
 Surrenders for benefit payments and
  fees                                             (355,002)              (242,376)
 Other transactions                                     101                      2
 Death benefits                                     (65,821)                    --
 Net annuity transactions                                --                     --
                                               ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (481,535)              (270,094)
                                               ------------            -----------
 Net increase (decrease) in net assets             (244,739)              (227,071)
NET ASSETS:
 Beginning of year                                2,416,988                863,063
                                               ------------            -----------
 End of year                                     $2,172,249               $635,992
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         OPPENHEIMER
                                     MORGAN STANLEY              BLACKROCK                 CAPITAL
                                    FLEXIBLE INCOME               CAPITAL                APPRECIATION
                                       PORTFOLIO          APPRECIATION V.I. FUND           FUND/VA
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $46,161                  $(2,510)                 $(36,165)
 Net realized gain (loss) on
  security transactions                    (15,798)                  33,004                   183,224
 Net realized gain on
  distributions                                 --                   88,077                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           68,453                  184,523                   169,969
                                      ------------             ------------              ------------
 Net increase (decrease) in net
  assets resulting from
  operations                                98,816                  303,094                   317,028
                                      ------------             ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                      --                4,462,043                     2,574
 Net transfers                             145,246                1,002,315                   (39,360)
 Surrenders for benefit
  payments and fees                        (65,617)                (104,595)                 (398,174)
 Other transactions                             --                    4,052                        (2)
 Death benefits                            (12,699)                      --                   (16,608)
 Net annuity transactions                       --                       --                        --
                                      ------------             ------------              ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              66,930                5,363,815                  (451,570)
                                      ------------             ------------              ------------
 Net increase (decrease) in net
  assets                                   165,746                5,666,909                  (134,542)
NET ASSETS:
 Beginning of year                         869,813                1,520,195                 2,625,631
                                      ------------             ------------              ------------
 End of year                            $1,035,559               $7,187,104                $2,491,089
                                      ============             ============              ============

                                                                                        OPPENHEIMER
                                       OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                    GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                         FUND/VA                 FUND/VA                  FUND/VA
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $117,309                $(36,759)               $(363,257)
 Net realized gain (loss) on
  security transactions                   1,344,272                 340,460                3,051,172
 Net realized gain on
  distributions                                  --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         3,321,150                 219,787                1,440,101
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              4,782,731                 523,488                4,128,016
                                      -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  208,667                   5,356                  186,605
 Net transfers                           (3,286,983)                285,878               (1,450,269)
 Surrenders for benefit
  payments and fees                      (2,606,056)               (394,634)              (3,370,337)
 Other transactions                            (638)                  1,596                     (146)
 Death benefits                            (293,786)                (51,849)                (294,380)
 Net annuity transactions                        --                      --                       --
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (5,978,796)               (153,653)              (4,928,527)
                                      -------------            ------------            -------------
 Net increase (decrease) in net
  assets                                 (1,196,065)                369,835                 (800,511)
NET ASSETS:
 Beginning of year                       28,503,955               3,355,752               28,677,185
                                      -------------            ------------            -------------
 End of year                            $27,307,890              $3,725,587              $27,876,674
                                      =============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               OPPENHEIMER          PUTNAM VT
                                                  VALUE            DIVERSIFIED
                                                 FUND/VA           INCOME FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(8,382)          $3,694,905
 Net realized gain (loss) on security
  transactions                                       47,085              671,999
 Net realized gain on distributions                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          125,339            4,164,855
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                         164,042            8,531,759
                                               ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            7,516              683,723
 Net transfers                                       61,100            7,375,659
 Surrenders for benefit payments and
  fees                                             (204,440)         (11,755,395)
 Other transactions                                      --                 (102)
 Death benefits                                          --           (1,114,062)
 Net annuity transactions                                --                   --
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (135,824)          (4,810,177)
                                               ------------       --------------
 Net increase (decrease) in net assets               28,218            3,721,582
NET ASSETS:
 Beginning of year                                1,541,212           87,183,520
                                               ------------       --------------
 End of year                                     $1,569,430          $90,905,102
                                               ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT               PUTNAM VT               PUTNAM VT
                                             GLOBAL ASSET           INTERNATIONAL           INTERNATIONAL
                                           ALLOCATION FUND            VALUE FUND             EQUITY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(68,178)                $18,821                  $6,524
 Net realized gain (loss) on security
  transactions                                    222,455                 (13,391)                (24,449)
 Net realized gain on distributions                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        757,290                 195,889                 249,025
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       911,567                 201,319                 231,100
                                             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                         51,701                   1,090                  21,888
 Net transfers                                  1,392,253                 166,709                 (40,937)
 Surrenders for benefit payments and
  fees                                           (927,505)               (301,959)               (131,096)
 Other transactions                                   (47)                    (59)                    117
 Death benefits                                   (21,715)                     --                 (27,594)
 Net annuity transactions                              --                      --                      --
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                494,687                (134,219)               (177,622)
                                             ------------            ------------            ------------
 Net increase (decrease) in net assets          1,406,254                  67,100                  53,478
NET ASSETS:
 Beginning of year                              7,120,025               1,238,367               1,250,369
                                             ------------            ------------            ------------
 End of year                                   $8,526,279              $1,305,467              $1,303,847
                                             ============            ============            ============

                                                                    PUTNAM VT
                                             PUTNAM VT              SMALL CAP               PUTNAM VT
                                           INVESTORS FUND           VALUE FUND             VOYAGER FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $486                $(33,601)               $(36,476)
 Net realized gain (loss) on security
  transactions                                       (8)                303,233                   5,405
 Net realized gain on distributions                  --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        9,778                  74,338                 320,814
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      10,256                 343,970                 289,743
                                             ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       96,715                  21,641               4,014,186
 Net transfers                                  (47,412)               (590,302)              1,612,656
 Surrenders for benefit payments and
  fees                                             (665)               (333,338)               (149,658)
 Other transactions                                  27                    (118)                    482
 Death benefits                                      --                  (5,849)                (52,075)
 Net annuity transactions                            --                      --                      --
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               48,665                (907,966)              5,425,591
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets           58,921                (563,996)              5,715,334
NET ASSETS:
 Beginning of year                               70,658               2,799,023               2,079,361
                                             ----------            ------------            ------------
 End of year                                   $129,579              $2,235,027              $7,794,695
                                             ==========            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                PUTNAM VT                 PIMCO
                                                  EQUITY                ALL ASSET
                                               INCOME FUND                 FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $13,933                 $51,602
 Net realized gain (loss) on security
  transactions                                       17,973                   2,653
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          143,541                  66,157
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         175,447                 120,412
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          140,184               1,140,158
 Net transfers                                      118,637                  82,659
 Surrenders for benefit payments and
  fees                                              (40,336)                (28,016)
 Other transactions                                    (126)                    148
 Death benefits                                     (31,279)                     --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  187,080               1,194,949
                                               ------------            ------------
 Net increase (decrease) in net assets              362,527               1,315,361
NET ASSETS:
 Beginning of year                                  883,394                 311,615
                                               ------------            ------------
 End of year                                     $1,245,921              $1,626,976
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       PIMCO
                                                PIMCO                  GLOBAL            JENNISON 20/20
                                            EQS PATHFINDER          MULTI-ASSET              FOCUS
                                                 FUND                   FUND               PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $10,180               $11,704               $(9,628)
 Net realized gain (loss) on security
  transactions                                     16,642                  (213)               33,800
 Net realized gain on distributions                    --                 2,886                19,198
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        210,327                15,863                (6,142)
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       237,149                30,240                37,228
                                             ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      3,926,814               408,381                    84
 Net transfers                                    901,038                38,711               (72,791)
 Surrenders for benefit payments and
  fees                                            (92,377)               (4,757)               (4,427)
 Other transactions                                    81                    (5)                   --
 Death benefits                                        --                    --               (13,523)
 Net annuity transactions                              --                    --                    --
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,735,556               442,330               (90,657)
                                             ------------            ----------            ----------
 Net increase (decrease) in net assets          4,972,705               472,570               (53,429)
NET ASSETS:
 Beginning of year                              1,276,923               264,759               512,677
                                             ------------            ----------            ----------
 End of year                                   $6,249,628              $737,329              $459,248
                                             ============            ==========            ==========

                                                                                       PRUDENTIAL
                                                                  PRUDENTIAL             SERIES
                                             JENNISON               VALUE             INTERNATIONAL
                                             PORTFOLIO            PORTFOLIO              GROWTH
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(959)              $(4,030)               $(713)
 Net realized gain (loss) on security
  transactions                                     122                  (303)                 (54)
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       5,991                38,348                6,418
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      5,154                34,015                5,651
                                             ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --                    84                   --
 Net transfers                                      --                    --                   --
 Surrenders for benefit payments and
  fees                                              (2)               (3,008)                  (1)
 Other transactions                                 --                    (1)                  --
 Death benefits                                     --                    --                   --
 Net annuity transactions                           --                    --                   --
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (2)               (2,925)                  (1)
                                             ---------            ----------            ---------
 Net increase (decrease) in net assets           5,152                31,090                5,650
NET ASSETS:
 Beginning of year                              39,005               284,514               29,418
                                             ---------            ----------            ---------
 End of year                                   $44,157              $315,604              $35,068
                                             =========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 INVESCO
                                             VAN KAMPEN V.I.            INVESCO
                                                GROWTH AND          VAN KAMPEN V.I.
                                               INCOME FUND           COMSTOCK FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $41,522               $(6,966)
 Net realized gain (loss) on security
  transactions                                    2,144,562               (83,623)
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,631,867               509,055
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       5,817,951               418,466
                                               ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                          250,548                 6,902
 Net transfers                                   (4,353,405)             (156,746)
 Surrenders for benefit payments and
  fees                                           (5,592,311)             (340,443)
 Other transactions                                  (1,415)                    3
 Death benefits                                    (783,754)              (12,748)
 Net annuity transactions                                --                    --
                                               ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (10,480,337)             (503,032)
                                               ------------            ----------
 Net increase (decrease) in net assets           (4,662,386)              (84,566)
NET ASSETS:
 Beginning of year                               49,253,592             2,715,455
                                               ------------            ----------
 End of year                                    $44,591,206            $2,630,889
                                               ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               INVESCO                 INVESCO              WELLS FARGO            WELLS FARGO
                                           VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT          ADVANTAGE VT
                                               AMERICAN                MID CAP              INDEX ASSET           TOTAL RETURN
                                            FRANCHISE FUND           GROWTH FUND          ALLOCATION FUND           BOND FUND
                                          SUB-ACCOUNT (6)(7)      SUB-ACCOUNT (8)(9)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(1,332,323)              $(228,296)              $(5,462)              $(23,069)
 Net realized gain (loss) on security
  transactions                                  5,870,041                 650,583                22,141                 75,118
 Net realized gain on distributions                    --                   2,698                    --                110,670
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,068,865                 842,432                78,041                 76,152
                                             ------------            ------------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     6,606,583               1,267,417                94,720                238,871
                                             ------------            ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        635,123                 195,441                 4,511                 23,421
 Net transfers                                 (6,024,823)            (16,984,479)              162,708                763,230
 Surrenders for benefit payments and
  fees                                        (12,084,218)             (1,533,351)             (337,656)            (1,177,557)
 Other transactions                                 2,655                  (4,322)                    2                    336
 Death benefits                                (1,144,224)                (50,400)                   --               (314,610)
 Net annuity transactions                          66,013                   4,356                    --                     --
                                             ------------            ------------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (18,549,474)            (18,372,755)             (170,435)              (705,180)
                                             ------------            ------------            ----------            -----------
 Net increase (decrease) in net assets        (11,942,891)            (17,105,338)              (75,715)              (466,309)
NET ASSETS:
 Beginning of year                             74,784,968              25,373,606               893,823              5,917,870
                                             ------------            ------------            ----------            -----------
 End of year                                  $62,842,077              $8,268,268              $818,108             $5,451,561
                                             ============            ============            ==========            ===========

                                            WELLS FARGO           WELLS FARGO           WELLS FARGO
                                            ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                             INTRINSIC           INTERNATIONAL           SMALL CAP
                                             VALUE FUND           EQUITY FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(11,181)              $(6,418)             $(43,157)
 Net realized gain (loss) on security
  transactions                                  (71,542)                3,278                 2,603
 Net realized gain on distributions                  --                89,016               111,995
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      509,816                50,968                78,511
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     427,093               136,844               149,952
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       17,865                10,558                 7,110
 Net transfers                                 (174,634)               92,613               (79,934)
 Surrenders for benefit payments and
  fees                                         (434,948)             (331,537)             (387,040)
 Other transactions                                   5                    --                     4
 Death benefits                                 (39,076)              (21,796)              (19,873)
 Net annuity transactions                            --                    --                    --
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (630,788)             (250,162)             (479,733)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets         (203,695)             (113,318)             (329,781)
NET ASSETS:
 Beginning of year                            2,681,276             1,386,842             2,489,270
                                             ----------            ----------            ----------
 End of year                                 $2,477,581            $1,273,524            $2,159,489
                                             ==========            ==========            ==========

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8)  Funded as of April 27, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                               WELLS FARGO            ADVANTAGE VT           WELLS FARGO
                                               ADVANTAGE VT             SMALL CAP            ADVANTAGE VT
                                              DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(33,628)               $(4,153)              $(5,588)
 Net realized gain (loss) on security
  transactions                                      134,475               (109,494)                3,716
 Net realized gain on distributions                      --                     --                   120
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          139,894                141,645                46,483
                                               ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         240,741                 27,998                44,731
                                               ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                               --                     --                    --
 Net transfers                                        6,949                 26,977               (37,581)
 Surrenders for benefit payments and
  fees                                             (185,352)              (201,448)               (8,095)
 Other transactions                                      (2)                  (101)                    1
 Death benefits                                     (45,092)               (10,556)                   --
 Net annuity transactions                                --                     --                    --
                                               ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (223,497)              (185,128)              (45,675)
                                               ------------            -----------            ----------
 Net increase (decrease) in net assets               17,244               (157,130)                 (944)
NET ASSETS:
 Beginning of year                                1,601,116                436,787               352,314
                                               ------------            -----------            ----------
 End of year                                     $1,618,360               $279,657              $351,370
                                               ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, American Century VP Growth Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund (formerly Invesco Van Kampen V.I. Value Opportunities Fund), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Fidelity(R) VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, MFS(R) High Yield Portfolio (merged with MFS(R) High Income Series), BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income Portfolio (merged with Morgan Stanley Flexible Income Portfolio), UIF Growth Portfolio (merged with Morgan Stanley Focus Growth Portfolio) (merged with Morgan Stanley Multi Cap Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA

-------------------------------------------------------------------------------

    (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Oppenheimer Equity Income Fund (formerly Oppenheimer Value Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO EqS Pathfinder Fund, PIMCO Global Multi-Asset Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth*, Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

* This fund was not funded as of December 31, 2013, and as a result, is not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges

-------------------------------------------------------------------------------

       are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                        $2,815,546      $2,619,884
American Century VP Growth Fund                        1,824,135         543,298
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             4,669,974      12,228,387
AllianceBernstein VPS International Value
 Portfolio                                             3,685,814      16,030,060
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             8,859,218      11,882,320
AllianceBernstein VPS Value Portfolio                  2,443,534       2,074,162
AllianceBernstein VPS International Growth
 Portfolio                                             1,141,371       4,642,129
Invesco V.I. Value Opportunities Fund*                 9,104,278      34,109,227
Invesco V.I. Core Equity Fund                         49,532,765      54,810,531
Invesco V.I. Government Securities Fund               75,187,630     270,081,541
Invesco V.I. International Growth Fund                47,519,365      59,708,756
Invesco V.I. Mid Cap Core Equity Fund                 38,139,037      72,406,567
Invesco V.I. Small Cap Equity Fund                    38,689,498      61,776,022
Invesco V.I. Balanced Risk Allocation Fund             7,462,388      12,562,198
Invesco V.I. Diversified Dividend Fund                   129,604         299,673
Invesco V.I. Money Market Fund                       274,851,125     148,261,369
American Century VP Mid Cap Value Fund                   596,852         509,306
American Funds Global Bond Fund                       19,611,206     117,702,722
American Funds Global Growth and Income Fund          32,218,274     222,810,801
American Funds Asset Allocation Fund                  99,619,510     367,131,528
American Funds Blue Chip Income and Growth Fund       46,992,717     233,300,199
American Funds Bond Fund                             341,000,983     265,127,038
American Funds Global Growth Fund                     25,758,351     151,519,865
American Funds Growth Fund                            80,323,518     731,621,014
American Funds Growth-Income Fund                     82,216,907     743,807,349
American Funds International Fund                     40,852,298     178,063,110
American Funds New World Fund                         23,659,584     122,097,131
American Funds Global Small Capitalization Fund       28,660,592      85,924,985
Wells Fargo Advantage VT Omega Growth Fund               230,461         672,170
Fidelity(R) VIP Growth Portfolio                       2,835,382       6,134,123
Fidelity(R) VIP Contrafund Portfolio                  21,065,465      52,709,694
Fidelity(R) VIP Mid Cap Portfolio                     18,185,091      34,362,473
Fidelity(R) VIP Value Strategies Portfolio             3,307,663       4,888,433
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                             2,637,824       2,624,838
Fidelity(R) VIP Strategic Income Portfolio               220,199         536,421
Franklin Rising Dividends Securities Fund             70,136,591     271,517,250
Franklin Income Securities Fund                      167,801,017     780,173,813
Franklin Large Cap Growth Securities Fund             11,129,097      45,234,302
Franklin Global Real Estate Securities Fund            1,161,174       1,904,737
Franklin Small-Mid Cap Growth Securities Fund         56,259,439      90,662,165
Franklin Small Cap Value Securities Fund              39,522,032      42,340,396
Franklin Strategic Income Securities Fund            116,866,815     390,189,345
Mutual Shares Securities Fund                         71,861,957     322,984,564
Templeton Developing Markets Securities Fund          17,383,115      63,338,111

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    $76,342,283    $117,102,626
Templeton Growth Securities Fund                      41,054,256     192,784,237
Mutual Global Discovery Securities Fund               78,070,116     209,489,162
Franklin Flex Cap Growth Securities Fund              13,310,774      33,393,650
Franklin Large Cap Value Securities Fund              14,057,245      16,675,866
Templeton Global Bond Securities Fund                 22,347,104      64,663,439
Hartford Balanced HLS Fund                             8,010,098       6,645,214
Hartford Total Return Bond HLS Fund                  179,845,249     131,476,108
Hartford Capital Appreciation HLS Fund                24,354,881     293,967,610
Hartford Dividend and Growth HLS Fund                 41,179,712     154,921,206
Hartford Global Research HLS Fund                        664,625       1,171,810
Hartford Global Growth HLS Fund                        1,819,290       1,528,354
Hartford Disciplined Equity HLS Fund                  17,000,533      28,955,312
Hartford Growth HLS Fund                               1,594,808       7,551,822
Hartford Growth Opportunities HLS Fund                 9,691,709      52,154,637
Hartford High Yield HLS Fund                          21,460,328      36,383,028
Hartford Index HLS Fund                               15,997,963      10,970,621
Hartford International Opportunities HLS Fund         23,375,557      12,443,540
Hartford Small/Mid Cap Equity HLS Fund                 4,114,700       8,326,347
Hartford Ultrashort Bond HLS Fund*                   445,100,947     658,191,409
Hartford Small Company HLS Fund                       13,354,743       7,934,083
Hartford SmallCap Growth HLS Fund                      7,253,319       9,731,242
Hartford Stock HLS Fund                                1,212,917       4,458,551
Hartford U.S. Government Securities HLS Fund          12,728,312      37,665,004
Hartford Value HLS Fund                                7,171,915      16,562,120
American Funds Asset Allocation HLS Fund              27,793,029      37,730,799
American Funds Blue Chip Income and Growth HLS
 Fund                                                 14,985,629      19,595,678
American Funds Bond HLS Fund                          94,193,449      42,276,964
American Funds Global Bond HLS Fund                    6,247,539      22,921,450
American Funds Global Growth and Income HLS
 Fund                                                  7,125,078      37,536,205
American Funds Global Growth HLS Fund                  5,677,033      14,350,351
American Funds Global Small Capitalization HLS
 Fund                                                 16,564,013      16,617,141
American Funds Growth HLS Fund                        40,398,249      92,602,872
American Funds Growth-Income HLS Fund                 29,872,083      60,774,822
American Funds International HLS Fund                 24,194,813      54,168,333
American Funds New World HLS Fund                      9,514,319      25,364,003
Hartford Portfolio Diversifier HLS Fund              171,261,809      17,776,115
Lord Abbett Fundamental Equity Fund                    6,811,420       3,907,777
Lord Abbett Calibrated Dividend Growth Fund            8,631,379       7,499,168
Lord Abbett Bond Debenture Fund                       15,320,561      40,381,493
Lord Abbett Growth and Income Fund                     3,115,269       8,516,017
MFS(R) Core Equity Series                              6,014,667       8,606,184
MFS(R) Growth Series                                 114,584,676      41,906,801
MFS(R) Global Equity Series                           16,154,916      18,073,204
MFS(R) Investors Growth Stock Series                   7,470,290      20,710,791
MFS(R) Investors Trust Series                         21,299,427     134,858,991
MFS(R) Mid Cap Growth Series                          13,740,010      29,493,450
MFS(R) New Discovery Series                           35,271,992     108,665,426
MFS(R) Total Return Series                            55,424,890     360,380,829

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS(R) Value Series                                  $90,053,640    $134,414,061
MFS(R) Research Bond Series                          606,608,309     144,463,067
MFS(R) Research International Series                   6,104,872      25,776,542
MFS(R) Research Series                                14,585,451      29,711,258
MFS(R) High Yield Portfolio*                         233,056,419     278,440,439
BlackRock Global Allocation V.I. Fund                  2,426,972         340,771
BlackRock Global Opportunities V.I. Fund                  43,932          87,609
BlackRock Large Cap Growth V.I. Fund                     188,026         435,062
BlackRock Equity Dividend V.I. Fund                    3,950,027       3,036,061
UIF Core Plus Fixed Income Portfolio*                  1,393,801       1,361,158
UIF Growth Portfolio*                                  3,727,478       4,266,213
UIF Mid Cap Growth Portfolio                           1,856,971      12,690,307
Invesco V.I. American Value Fund*                      3,740,565       9,727,789
Morgan Stanley Mid Cap Growth Portfolio                   27,072         162,796
BlackRock Capital Appreciation V.I. Fund               4,470,838       3,485,309
Oppenheimer Capital Appreciation Fund/VA                 746,808       1,565,185
Oppenheimer Global Fund/VA*                            5,252,122      18,649,843
Oppenheimer Main Street Fund/VA                        1,103,556       2,064,858
Oppenheimer Main Street Small Cap Fund/VA*             4,633,596      15,663,743
Oppenheimer Equity Income Fund*                        2,822,538       1,260,934
Putnam VT Diversified Income Fund                     10,682,160      35,306,166
Putnam VT Global Asset Allocation Fund                 1,637,140       6,205,201
Putnam VT International Value Fund                       511,368         857,602
Putnam VT International Equity Fund                      776,972         827,816
Putnam VT Investors Fund                                  20,554          10,673
Putnam VT Small Cap Value Fund                         2,560,252       2,367,186
Putnam VT Voyager Fund                                 3,010,548       3,678,581
Putnam VT Equity Income Fund                             344,968         242,220
PIMCO All Asset Fund                                     959,344         467,263
PIMCO EqS Pathfinder Fund                              2,861,082       2,084,730
PIMCO Global Multi-Asset Fund                            201,897          79,297
Jennison 20/20 Focus Portfolio                               157          45,803
Jennison Portfolio                                        36,978          51,167
Prudential Value Portfolio                                    33          52,891
Prudential Series International Growth*                       --          36,338
Invesco V.I. Growth and Income Fund*                   5,365,757      17,673,908
Invesco V.I. Comstock Fund*                              239,741         937,762
Invesco V.I. American Franchise*                       8,230,410      28,562,270
Invesco V.I. Mid Cap Growth Fund*                      9,954,240       8,031,025
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                    143,727         369,136
Wells Fargo Advantage VT Total Return Bond Fund        1,157,294       1,958,712
Wells Fargo Advantage VT Intrinsic Value Fund            308,241         887,363
Wells Fargo Advantage VT International Equity
 Fund                                                    214,895         511,176
Wells Fargo Advantage VT Small Cap Growth Fund           455,423         909,129
Wells Fargo Advantage VT Discovery Fund                  210,110         547,439
Wells Fargo Advantage VT Small Cap Value Fund             18,760         103,128
Wells Fargo Advantage VT Opportunity Fund                 33,953          75,751

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                212,773        196,146          16,627
American Century VP Growth
 Fund                                166,726         44,924         121,802
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           346,936      1,043,324        (696,388)
AllianceBernstein VPS
 International Value
 Portfolio                           268,858      2,261,006      (1,992,148)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           490,612        757,368        (266,756)
AllianceBernstein VPS Value
 Portfolio                           220,370        186,447          33,923
AllianceBernstein VPS
 International Growth
 Portfolio                           121,090        557,140        (436,050)
Invesco V.I. Value
 Opportunities Fund*               6,167,954     24,191,781     (18,023,827)
Invesco V.I. Core Equity Fund      3,202,398      3,682,717        (480,319)
Invesco V.I. Government
 Securities Fund                  46,375,056    196,761,400    (150,386,344)
Invesco V.I. International
 Growth Fund                      14,722,156     19,514,633      (4,792,477)
Invesco V.I. Mid Cap Core
 Equity Fund                      12,161,694     34,411,192     (22,249,498)
Invesco V.I. Small Cap Equity
 Fund                              2,107,251      3,280,293      (1,173,042)
Invesco V.I. Balanced Risk
 Allocation Fund                     555,461      1,041,585        (486,124)
Invesco V.I. Diversified
 Dividend Fund                         9,161         22,133         (12,972)
Invesco V.I. Money Market
 Fund                             27,758,071     14,972,154      12,785,917
American Century VP Mid Cap
 Value Fund                           47,402         37,846           9,556
American Funds Global Bond
 Fund                              1,413,413      8,981,000      (7,567,587)
American Funds Global Growth
 and Income Fund                   1,979,821     17,380,217     (15,400,396)
American Funds Asset
 Allocation Fund                   5,822,837     21,085,423     (15,262,586)
American Funds Blue Chip
 Income and Growth Fund           29,887,501    171,531,472    (141,643,971)
American Funds Bond Fund          21,408,921     17,215,374       4,193,547
American Funds Global Growth
 Fund                              1,423,428      8,395,204      (6,971,776)
American Funds Growth Fund         5,308,354     48,684,139     (43,375,785)
American Funds Growth-Income
 Fund                              4,260,577     44,296,003     (40,035,426)
American Funds International
 Fund                              2,585,081     11,593,857      (9,008,776)
American Funds New World Fund        829,153      4,493,190      (3,664,037)
American Funds Global Small
 Capitalization Fund               1,426,336      4,256,032      (2,829,696)
Wells Fargo Advantage VT
 Omega Growth Fund                     7,061         40,819         (33,758)
Fidelity(R) VIP Growth
 Portfolio                           233,530        516,451        (282,921)
Fidelity(R) VIP Contrafund
 Portfolio                         1,444,857      4,055,173      (2,610,316)
Fidelity(R) VIP Mid Cap
 Portfolio                           608,246      2,523,625      (1,915,379)
Fidelity(R) VIP Value
 Strategies Portfolio                246,188        352,175        (105,987)
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                           177,333        187,603         (10,270)
Fidelity(R) VIP Strategic
 Income Portfolio                     12,747         38,355         (25,608)
Franklin Rising Dividends
 Securities Fund                   3,408,539     13,874,101     (10,465,562)
Franklin Income Securities
 Fund                              4,168,275     42,441,022     (38,272,747)
Franklin Large Cap Growth
 Securities Fund                     796,937      3,264,245      (2,467,308)
Franklin Global Real Estate
 Securities Fund                      40,851         91,211         (50,360)
Franklin Small-Mid Cap Growth
 Securities Fund                   3,240,473      6,699,295      (3,458,822)
Franklin Small Cap Value
 Securities Fund                   2,968,042      3,241,058        (273,016)
Franklin Strategic Income
 Securities Fund                   3,712,390     20,529,845     (16,817,455)
Mutual Shares Securities Fund      3,770,543     18,045,018     (14,274,475)
Templeton Developing Markets
 Securities Fund                     909,841      3,363,266      (2,453,425)
Templeton Foreign Securities
 Fund                              5,545,453      8,253,665      (2,708,212)
Templeton Growth Securities
 Fund                              2,336,751     12,918,357     (10,581,606)
Mutual Global Discovery
 Securities Fund                   1,989,255      8,921,870      (6,932,615)
Franklin Flex Cap Growth
 Securities Fund                   1,021,896      2,485,107      (1,463,211)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Large Cap Value
 Securities Fund                   1,105,347      1,293,291        (187,944)
Templeton Global Bond
 Securities Fund                   1,117,318      4,497,019      (3,379,701)
Hartford Balanced HLS Fund           615,441        501,463         113,978
Hartford Total Return Bond
 HLS Fund                         12,957,467     10,487,743       2,469,724
Hartford Capital Appreciation
 HLS Fund                          1,307,959     24,142,490     (22,834,531)
Hartford Dividend and Growth
 HLS Fund                          1,504,082     11,507,987     (10,003,905)
Hartford Global Research HLS
 Fund                                 54,613         97,479         (42,866)
Hartford Global Growth HLS
 Fund                                172,857        148,562          24,295
Hartford Disciplined Equity
 HLS Fund                          1,238,964      2,116,390        (877,426)
Hartford Growth HLS Fund             117,823        566,993        (449,170)
Hartford Growth Opportunities
 HLS Fund                            810,775      4,201,850      (3,391,075)
Hartford High Yield HLS Fund       1,140,099      2,341,022      (1,200,923)
Hartford Index HLS Fund            1,037,450        651,252         386,198
Hartford International
 Opportunities HLS Fund            2,195,860      1,152,189       1,043,671
Hartford Small/Mid Cap Equity
 HLS Fund                            234,304        593,701        (359,397)
Hartford Ultrashort Bond HLS
 Fund*                           329,393,151    488,596,893    (159,203,742)
Hartford Small Company HLS
 Fund                                848,859        551,885         296,974
Hartford SmallCap Growth HLS
 Fund                                321,378        534,227        (212,849)
Hartford Stock HLS Fund               89,231        352,830        (263,599)
Hartford U.S. Government
 Securities HLS Fund               1,166,460      3,611,223      (2,444,763)
Hartford Value HLS Fund              520,797      1,226,234        (705,437)
American Funds Asset
 Allocation HLS Fund               1,822,535      2,966,042      (1,143,507)
American Funds Blue Chip
 Income and Growth HLS Fund          967,496      1,558,981        (591,485)
American Funds Bond HLS Fund       8,079,009      3,745,331       4,333,678
American Funds Global Bond
 HLS Fund                            380,238      2,043,789      (1,663,551)
American Funds Global Growth
 and Income HLS Fund                 424,610      3,380,415      (2,955,805)
American Funds Global Growth
 HLS Fund                            327,889      1,172,427        (844,538)
American Funds Global Small
 Capitalization HLS Fund           1,093,668      1,557,814        (464,146)
American Funds Growth HLS
 Fund                              2,466,007      7,514,925      (5,048,918)
American Funds Growth-Income
 HLS Fund                          2,109,605      4,911,750      (2,802,145)
American Funds International
 HLS Fund                          1,849,366      5,365,291      (3,515,925)
American Funds New World HLS
 Fund                                461,116      2,446,433      (1,985,317)
Hartford Portfolio
 Diversifier HLS Fund             19,861,834      2,006,995      17,854,839
Lord Abbett Fundamental
 Equity Fund                         365,083        265,232          99,851
Lord Abbett Calibrated
 Dividend Growth Fund                496,940        532,751         (35,811)
Lord Abbett Bond Debenture
 Fund                                800,416      2,747,946      (1,947,530)
Lord Abbett Growth and Income
 Fund                                257,075        716,757        (459,682)
MFS(R) Core Equity Series            555,339        777,692        (222,353)
MFS(R) Growth Series              10,404,244      3,753,291       6,650,953
MFS(R) Global Equity Series          870,948        961,889         (90,941)
MFS(R) Investors Growth Stock
 Series                              630,851      2,072,574      (1,441,723)
MFS(R) Investors Trust Series      1,642,927     10,648,701      (9,005,774)
MFS(R) Mid Cap Growth Series       2,069,666      4,212,729      (2,143,063)
MFS(R) New Discovery Series        2,040,195      5,793,837      (3,753,642)
MFS(R) Total Return Series         3,089,036     21,747,658     (18,658,622)
MFS(R) Value Series                4,899,326      7,529,197      (2,629,871)
MFS(R) Research Bond Series       46,261,329     10,805,205      35,456,124
MFS(R) Research International
 Series                              406,274      1,801,619      (1,395,345)
MFS(R) Research Series               951,670      1,884,187        (932,517)
MFS(R) High Yield Portfolio*      19,602,382     17,755,928       1,846,454
BlackRock Global Allocation
 V.I. Fund                           201,465         28,634         172,831

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
BlackRock Global
 Opportunities V.I. Fund               2,634          4,929          (2,295)
BlackRock Large Cap Growth
 V.I. Fund                             9,364         33,067         (23,703)
BlackRock Equity Dividend
 V.I. Fund                           293,115        235,645          57,470
UIF Core Plus Fixed Income
 Portfolio*                          125,621        107,934          17,687
UIF Growth Portfolio*                306,782        545,595        (238,813)
UIF Mid Cap Growth Portfolio          84,455        912,041        (827,586)
Invesco V.I. American Value
 Fund*                               248,587        661,230        (412,643)
Morgan Stanley Mid Cap Growth
 Portfolio                             1,930         11,554          (9,624)
BlackRock Capital
 Appreciation V.I. Fund              293,595        298,419          (4,824)
Oppenheimer Capital
 Appreciation Fund/VA                 61,091        133,497         (72,406)
Oppenheimer Global Fund/VA*          389,726      1,476,554      (1,086,828)
Oppenheimer Main Street
 Fund/VA                              84,604        156,349         (71,745)
Oppenheimer Main Street Small
 Cap Fund/VA*                        268,872      1,021,882        (753,010)
Oppenheimer Equity Income
 Fund*                               241,301        106,693         134,608
Putnam VT Diversified Income
 Fund                                598,873      2,615,763      (2,016,890)
Putnam VT Global Asset
 Allocation Fund                     116,746        482,507        (365,761)
Putnam VT International Value
 Fund                                 50,889         92,452         (41,563)
Putnam VT International
 Equity Fund                          83,151         86,294          (3,143)
Putnam VT Investors Fund               1,310            489             821
Putnam VT Small Cap Value
 Fund                                176,776        160,834          15,942
Putnam VT Voyager Fund               212,249        262,159         (49,910)
Putnam VT Equity Income Fund          18,248         12,921           5,327
PIMCO All Asset Fund                  76,459         39,274          37,185
PIMCO EqS Pathfinder Fund            248,139        184,997          63,142
PIMCO Global Multi-Asset Fund         17,111          7,140           9,971
Jennison 20/20 Focus
 Portfolio                               117         20,679         (20,562)
Jennison Portfolio                    28,559         43,669         (15,110)
Prudential Value Portfolio                28         33,431         (33,403)
Prudential Series
 International Growth*                    --         36,866         (36,866)
Invesco V.I. Growth and
 Income Fund*                        328,777      1,272,648        (943,871)
Invesco V.I. Comstock Fund*           10,510         47,119         (36,609)
Invesco V.I. American
 Franchise*                          688,599      2,358,916      (1,670,317)
Invesco V.I. Mid Cap Growth
 Fund*                               856,799        680,584         176,215
Wells Fargo Advantage VT
 Index Asset Allocation Fund          34,040        151,013        (116,973)
Wells Fargo Advantage VT
 Total Return Bond Fund              229,941      1,100,392        (870,451)
Wells Fargo Advantage VT
 Intrinsic Value Fund                129,674        627,768        (498,094)
Wells Fargo Advantage VT
 International Equity Fund            11,034         40,082         (29,048)
Wells Fargo Advantage VT
 Small Cap Growth Fund                54,914        415,145        (360,231)
Wells Fargo Advantage VT
 Discovery Fund                        7,916         23,936         (16,020)
Wells Fargo Advantage VT
 Small Cap Value Fund                    989          6,928          (5,939)
Wells Fargo Advantage VT
 Opportunity Fund                      2,183          4,534          (2,351)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value
 Fund                                552,353         73,664         478,689
American Century VP Growth
 Fund                                 75,217            226          74,991
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           439,299        679,336        (240,037)
AllianceBernstein VPS
 International Value
 Portfolio                           650,869      1,049,391        (398,522)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           396,288        514,821        (118,533)
AllianceBernstein VPS Value
 Portfolio                            47,435         90,350         (42,915)
AllianceBernstein VPS
 International Growth
 Portfolio                            86,507        291,885        (205,378)
Invesco Van Kampen V.I. Value
 Opportunities Fund               13,114,164     26,087,370     (12,973,206)
Invesco V.I. Core Equity Fund      1,115,313      4,559,133      (3,443,820)
Invesco V.I. Government
 Securities Fund                  99,178,293    145,157,183     (45,978,890)
Invesco V.I. International
 Growth Fund                       4,272,393     19,614,262     (15,341,869)
Invesco V.I. Mid Cap Core
 Equity Fund                      12,194,218     37,074,216     (24,879,998)
Invesco V.I. Small Cap Equity
 Fund                              1,053,451      2,889,944      (1,836,493)
Invesco V.I. Balanced Risk
 Allocation Fund                   1,001,361        496,475         504,886
Invesco V.I. Diversified
 Dividend Fund                        31,750         14,482          17,268
American Century VP Mid Cap
 Value Fund                           11,601          1,997           9,604
American Funds Global Bond
 Fund                              2,712,691      6,640,490      (3,927,799)
American Funds Global Growth
 and Income Fund                   1,465,990      9,989,128      (8,523,138)
American Funds Asset
 Allocation Fund                   3,214,019     17,025,894     (13,811,875)
American Funds Blue Chip
 Income and Growth Fund           34,809,996    138,499,358    (103,689,362)
American Funds Bond Fund           7,054,528     14,805,725      (7,751,197)
American Funds Global Growth
 Fund                              1,022,810      6,977,452      (5,954,642)
American Funds Growth Fund         3,388,928     43,167,523     (39,778,595)
American Funds Growth-Income
 Fund                              3,028,129     38,122,417     (35,094,288)
American Funds International
 Fund                              1,748,251     10,941,067      (9,192,816)
American Funds New World Fund        654,365      3,439,684      (2,785,319)
American Funds Global Small
 Capitalization Fund                 652,999      4,318,826      (3,665,827)
Wells Fargo Advantage VT
 Omega Growth Fund                    14,685         44,905         (30,220)
Fidelity(R) VIP Growth
 Portfolio                           251,875        448,433        (196,558)
Fidelity(R) VIP Contrafund
 Portfolio                         1,715,329      1,895,443        (180,114)
Fidelity(R) VIP Mid Cap
 Portfolio                           490,097      1,500,602      (1,010,505)
Fidelity(R) VIP Value
 Strategies Portfolio                418,584        362,841          55,743
Fidelity(R) VIP Dynamic
 Capital Appreciation
 Portfolio                           206,118        141,371          64,747
Fidelity(R) VIP Strategic
 Income Portfolio                     73,662         45,399          28,263
Franklin Rising Dividends
 Securities Fund                   2,797,216     10,443,896      (7,646,680)
Franklin Income Securities
 Fund                              3,542,988     26,607,477     (23,064,489)
Franklin Large Cap Growth
 Securities Fund                     858,202      2,996,455      (2,138,253)
Franklin Global Real Estate
 Securities Fund                      35,280         76,028         (40,748)
Franklin Small-Mid Cap Growth
 Securities Fund                   2,537,421      6,995,176      (4,457,755)
Franklin Small Cap Value
 Securities Fund                   3,257,711      4,960,610      (1,702,899)
Franklin Strategic Income
 Securities Fund                   6,268,678     11,664,199      (5,395,521)
Mutual Shares Securities Fund      1,773,879     16,092,055     (14,318,176)
Templeton Developing Markets
 Securities Fund                   1,045,147      2,471,982      (1,426,835)
Templeton Foreign Securities
 Fund                              2,681,895      7,773,296      (5,091,401)
Templeton Growth Securities
 Fund                              1,647,906      9,331,438      (7,683,532)
Mutual Global Discovery
 Securities Fund                     800,850      7,015,944      (6,215,094)
Franklin Flex Cap Growth
 Securities Fund                   1,700,845      2,637,049        (936,204)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Large Cap Value
 Securities Fund                   1,438,605      1,999,872        (561,267)
Templeton Global Bond
 Securities Fund                   1,348,759      2,210,036        (861,277)
Hartford Balanced HLS Fund           437,771        561,960        (124,189)
Hartford Total Return Bond
 HLS Fund                          6,914,037      9,503,682      (2,589,645)
Hartford Capital Appreciation
 HLS Fund                          3,584,771     14,395,111     (10,810,340)
Hartford Dividend and Growth
 HLS Fund                          2,565,496      8,401,274      (5,835,778)
Hartford Global Research HLS
 Fund                                 72,490         30,945          41,545
Hartford Global Growth HLS
 Fund                                 82,243        112,009         (29,766)
Hartford Disciplined Equity
 HLS Fund                            520,925      1,887,314      (1,366,389)
Hartford Growth HLS Fund             295,354      1,069,221        (773,867)
Hartford Growth Opportunities
 HLS Fund                            788,401      3,581,041      (2,792,640)
Hartford High Yield HLS Fund       1,861,355      1,782,752          78,603
Hartford Index HLS Fund            1,621,727        115,977       1,505,750
Hartford International
 Opportunities HLS Fund            1,051,452      1,209,343        (157,891)
Hartford Small/Mid Cap Equity
 HLS Fund                            305,239        336,444         (31,205)
Hartford Money Market HLS
 Fund                            353,739,480    475,714,343    (121,974,863)
Hartford Small Company HLS
 Fund                                220,545        469,090        (248,545)
Hartford SmallCap Growth HLS
 Fund                                323,096        388,811         (65,715)
Hartford Stock HLS Fund              347,056        103,978         243,078
Hartford U.S. Government
 Securities HLS Fund               2,782,331      2,899,764        (117,433)
Hartford Value HLS Fund              773,145        840,229         (67,084)
American Funds Asset
 Allocation HLS Fund                 752,204      1,437,191        (684,987)
American Funds Blue Chip
 Income and Growth HLS Fund        1,310,377        953,436         356,941
American Funds Bond HLS Fund       2,679,529      3,184,773        (505,244)
American Funds Global Bond
 HLS Fund                            299,773        935,836        (636,063)
American Funds Global Growth
 and Income HLS Fund                 454,527      1,834,999      (1,380,472)
American Funds Global Growth
 HLS Fund                            110,506        598,127        (487,621)
American Funds Global Small
 Capitalization HLS Fund             280,391      1,373,163      (1,092,772)
American Funds Growth HLS
 Fund                              2,653,126      5,735,148      (3,082,022)
American Funds Growth-Income
 HLS Fund                          2,073,038      3,276,188      (1,203,150)
American Funds International
 HLS Fund                          1,984,036      3,688,004      (1,703,968)
American Funds New World HLS
 Fund                                606,539      1,338,934        (732,395)
Hartford Portfolio
 Diversifier HLS Fund             18,851,848        746,117      18,105,731
Lord Abbett Fundamental
 Equity Fund                         621,117         96,815         524,302
Lord Abbett Calibrated
 Dividend Growth Fund                 95,539        296,225        (200,686)
Lord Abbett Bond Debenture
 Fund                              1,265,885      1,790,438        (524,553)
Lord Abbett Growth and Income
 Fund                                102,322        230,066        (127,744)
MFS(R) Core Equity Series            189,791        537,347        (347,556)
MFS(R) Growth Series               4,544,245      4,507,875          36,370
MFS(R) Global Equity Series          594,959        681,607         (86,648)
MFS(R) High Income Series          4,207,434      5,926,211      (1,718,777)
MFS(R) Investors Growth Stock
 Series                            1,380,416      2,828,474      (1,448,058)
MFS(R) Investors Trust Series      2,686,448      9,370,830      (6,684,382)
MFS(R) Mid Cap Growth Series       1,628,572      4,278,092      (2,649,520)
MFS(R) New Discovery Series        2,305,327      6,553,226      (4,247,899)
MFS(R) Total Return Series         2,778,973     14,328,025     (11,549,052)
MFS(R) Value Series                3,458,771      7,296,753      (3,837,982)
MFS(R) Research Bond Series        8,562,492      7,849,196         713,296
MFS(R) Research International
 Series                              342,483      1,049,363        (706,880)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS(R) Research Series               822,828      1,052,032        (229,204)
BlackRock Global Allocation
 V.I. Fund                           232,386         47,964         184,422
BlackRock Global
 Opportunities V.I. Fund               1,539         12,961         (11,422)
BlackRock Large Cap Growth
 V.I. Fund                             2,085         31,334         (29,249)
BlackRock Equity Dividend
 V.I. Fund                           611,531         68,877         542,654
UIF Mid Cap Growth Portfolio         304,734        818,198        (513,464)
Invesco Van Kampen V.I.
 American Value Fund                 596,361        825,214        (228,853)
Morgan Stanley Focus Growth
 Portfolio                            42,613         81,381         (38,768)
Morgan Stanley Multi Cap
 Growth Portfolio                     61,172        148,434         (87,262)
Morgan Stanley Mid Cap Growth
 Portfolio                            31,192         56,098         (24,906)
Morgan Stanley Flexible
 Income Portfolio                     16,191         10,616           5,575
BlackRock Capital
 Appreciation V.I. Fund              630,709         88,636         542,073
Oppenheimer Capital
 Appreciation Fund/VA                 25,492         69,323         (43,831)
Oppenheimer Global Securities
 Fund/VA                             132,473        717,452        (584,979)
Oppenheimer Main Street
 Fund/VA                             227,314        240,231         (12,917)
Oppenheimer Main Street
 Small- & Mid-Cap Fund/VA            392,985        823,307        (430,322)
Oppenheimer Value Fund/VA             25,862         40,449         (14,587)
Putnam VT Diversified Income
 Fund                              1,305,278      1,669,191        (363,913)
Putnam VT Global Asset
 Allocation Fund                     151,647        104,313          47,334
Putnam VT International Value
 Fund                                 45,534         69,066         (23,532)
Putnam VT International
 Equity Fund                          18,709         43,460         (24,751)
Putnam VT Investors Fund               7,470          3,612           3,858
Putnam VT Small Cap Value
 Fund                                116,623        203,309         (86,686)
Putnam VT Voyager Fund               571,659         95,221         476,438
Putnam VT Equity Income Fund          32,292         19,608          12,684
PIMCO All Asset Fund                 126,442         14,454         111,988
PIMCO EqS Pathfinder Fund            531,896         54,765         477,131
PIMCO Global Multi-Asset Fund         46,414          2,695          43,719
Jennison 20/20 Focus
 Portfolio                            19,545        142,279        (122,734)
Jennison Portfolio                        --             --              --
Prudential Value Portfolio                72            196            (124)
Prudential Series
 International Growth                     --             --              --
Invesco Van Kampen V.I.
 Growth and Income Fund               91,798      1,036,507        (944,709)
Invesco Van Kampen V.I.
 Comstock Fund                         4,308         37,397         (33,089)
Invesco Van Kampen V.I.
 American Franchise Fund           9,990,131     42,747,812     (32,757,681)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund                   2,133,671      4,593,503      (2,459,832)
Wells Fargo Advantage VT
 Index Asset Allocation Fund          30,793        249,619        (218,826)
Wells Fargo Advantage VT
 Total Return Bond Fund              546,272      1,106,586        (560,314)
Wells Fargo Advantage VT
 Intrinsic Value Fund                 14,340        544,370        (530,030)
Wells Fargo Advantage VT
 International Equity Fund            12,925         36,317         (23,392)
Wells Fargo Advantage VT
 Small Cap Growth Fund                55,003        338,717        (283,714)
Wells Fargo Advantage VT
 Discovery Fund                       14,376         28,807         (14,431)
Wells Fargo Advantage VT
 Small Cap Value Fund                  3,706         19,077         (15,371)
Wells Fargo Advantage VT
 Opportunity Fund                        436          3,873          (3,437)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                                 619,188      $14.375578      to      $14.782510          $9,047,606
 2012                                 602,561       11.098644      to       11.299348           6,759,844
 2011                                 123,872        9.832919      to        9.911162           1,224,520
AMERICAN CENTURY VP GROWTH
 FUND
 2013                                 196,903       12.863366      to       13.210714           2,556,956
 2012                                  75,101       10.128418      to       10.298559             765,045
 2011                                     110        9.119972      to        9.119972               1,004
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                               2,334,044       11.311724      to       16.383105          28,819,016
 2012                               3,030,432       14.160826      to       14.221715          32,333,240
 2011                               3,270,469       12.552780      to       12.887048          31,195,540
 2010                               3,463,120       13.013398      to       13.657129          34,349,623
 2009                               3,097,549        9.114205      to       12.721089          28,139,542
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               3,525,904       14.508344      to       14.624692          27,426,593
 2012                               5,518,052       11.774115      to       12.248184          35,173,259
 2011                               5,916,574       10.362271      to       11.024641          33,537,808
 2010                               5,614,969       12.965766      to       14.066329          40,067,814
 2009                               5,442,097        6.886029      to       13.862706          37,579,414
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                               1,088,973       24.590166      to       25.597968          19,124,217
 2012                               1,355,729       17.919889      to       19.116247          17,360,732
 2011                               1,474,262       15.095870      to       16.585689          16,027,815
 2010                               1,817,009       16.602960      to       18.656812          21,610,686
 2009                                 975,129       13.181415      to       15.157142           9,182,618
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                                 161,907       12.622670      to       18.621528           1,977,649
 2012                                 127,984        9.326908      to       14.015967           1,166,545
 2011                                 170,899        8.141254      to       12.462581           1,373,981
 2010                                 146,524        8.532977      to       13.306209           1,250,549
 2009                                 157,063        7.500797      to        7.723828           1,211,305
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 559,926        9.015958      to       16.070726           5,064,207
 2012                                 995,976        8.024004      to       14.576755           7,813,720
 2011                               1,201,354        7.022522      to       13.001977           8,296,426
 2010                               1,262,466        8.459877      to       15.918710          10,584,364
 2009                               1,400,767        7.555373      to       14.530519          10,578,825

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2013                           0.50%     to       1.50%      1.43%     to       1.48%      29.53%     to       30.83%
 2012                           0.50%     to       1.50%      1.86%     to       1.97%      12.87%     to       14.01%
 2011                           0.50%     to       1.50%      0.91%     to       1.35%      (1.67)%    to       (0.89)%
AMERICAN CENTURY VP GROWTH
 FUND
 2013                           0.50%     to       1.50%      0.28%     to       0.32%      27.00%     to       28.28%
 2012                           0.50%     to       1.50%      0.36%     to       0.83%      11.80%     to       12.92%
 2011                           0.50%     to       0.50%        --      to         --       (8.80)%    to       (8.80)%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.50%     to       2.45%      2.24%     to       2.28%      13.46%     to       15.69%
 2012                           0.50%     to       2.70%      1.92%     to       1.92%      10.36%     to       12.81%
 2011                           0.50%     to       2.70%      2.11%     to       2.24%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      0.97%     to       2.50%       7.36%     to        9.75%
 2009                           0.85%     to       2.70%      0.85%     to       0.85%      21.14%     to       23.40%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.30%     to       2.75%      1.97%     to       6.88%      19.40%     to       22.36%
 2012                           0.50%     to       2.75%      1.26%     to       1.46%      11.10%     to       13.62%
 2011                           0.50%     to       2.75%      4.08%     to       4.38%     (21.62)%    to      (19.84)%
 2010                           0.30%     to       2.75%      2.51%     to       2.59%       1.47%     to        3.99%
 2009                           0.75%     to       2.75%      1.75%     to       3.21%      30.72%     to       33.36%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                           0.30%     to       2.75%      0.46%     to       0.70%      33.91%     to       37.22%
 2012                           0.30%     to       2.75%      0.28%     to       0.29%      15.26%     to       18.11%
 2011                           0.50%     to       2.75%      0.23%     to       0.26%     (11.10)%    to       (9.08)%
 2010                           0.50%     to       2.75%      0.17%     to       0.27%      23.16%     to       25.96%
 2009                           0.50%     to       2.70%        --      to         --       31.81%     to       38.86%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           0.85%     to       2.70%      0.91%     to       2.05%      32.86%     to       35.34%
 2012                           0.85%     to       2.70%      1.15%     to       1.69%      12.46%     to       14.56%
 2011                           0.85%     to       2.70%      1.19%     to       1.23%      (6.34)%    to       (4.59)%
 2010                           0.85%     to       2.70%      0.13%     to       1.70%       8.45%     to       10.48%
 2009                           0.85%     to       2.45%      3.17%     to       3.54%      18.11%     to       20.01%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           0.85%     to       2.75%      0.71%     to       0.74%      10.25%     to       12.36%
 2012                           0.85%     to       2.75%      1.42%     to       1.42%      12.11%     to       14.26%
 2011                           0.85%     to       2.75%      2.78%     to       2.94%     (18.32)%    to      (16.76)%
 2010                           0.75%     to       2.75%      1.84%     to       1.86%       9.55%     to       11.77%
 2009                           0.85%     to       2.75%      4.39%     to       4.39%      35.46%     to       38.06%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND+
 2013                              45,017,287       $1.711493      to      $21.701118         $69,438,460
 2012                              63,041,114        1.290481      to       16.684637          74,300,215
 2011                              76,014,320        1.105738      to       14.577489          77,709,249
 2010                              100,488,346       1.150245      to       15.463136         107,250,371
 2009                              140,628,597       1.080634      to       14.813450         141,583,993
INVESCO V.I. CORE EQUITY FUND
 2013                              11,418,595       18.285248      to       18.852457         184,316,927
 2012                              11,898,914       14.548531      to       14.694872         150,085,542
 2011                              15,342,734       12.998894      to       13.157943         173,197,462
 2010                              19,209,038       13.102525      to       13.533453         221,049,165
 2009                              22,425,144        9.264497      to       12.697518         239,994,420
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                              266,997,691       1.441994      to       10.188828         348,991,412
 2012                              417,384,035       1.493465      to       10.760303         570,722,972
 2011                              463,362,925       1.469836      to       10.798522         630,092,419
 2010                              560,824,679       1.373740      to       10.291202         717,515,209
 2009                              654,236,729       1.314467      to       10.041028         807,517,157
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                              57,768,530       17.228480      to       18.110799         197,701,864
 2012                              62,561,007       14.555785      to       15.649249         179,099,294
 2011                              77,902,876       12.667199      to       13.929807         184,766,004
 2010                              88,806,753       13.660318      to       15.377007         220,293,502
 2009                              105,872,803      12.155095      to       14.004381         224,332,816
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                              76,810,395       17.708863      to       17.950074         174,545,433
 2012                              99,059,893       14.042863      to       14.137527         176,825,801
 2011                              123,939,891      12.758355      to       13.103319         202,356,895
 2010                              150,135,081      13.714290      to       14.393534         264,180,937
 2009                              176,230,138       1.668104      to       12.978635         275,873,635
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                               6,260,948       22.019679      to       22.747432         130,204,555
 2012                               7,433,990       16.472537      to       16.643733         115,464,633
 2011                               9,270,483       14.687915      to       14.873553         129,411,744
 2010                              10,233,669       14.878357      to       15.407794         147,413,717
 2009                              10,428,859       11.627684      to       12.333851         120,693,959
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                               1,570,723       11.503600      to       12.249085          18,718,879
 2012                               2,056,847       11.658928      to       12.138297          24,508,501
 2011                               1,551,961       10.831402      to       11.043461          16,977,551
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                                  20,367       14.137224      to       14.598406             293,702
 2012                                  33,339       11.144356      to       11.315423             374,320
 2011                                  16,071        9.624256      to        9.689302             155,299
INVESCO V.I. MONEY MARKET
 FUND
 2013                              12,785,917        9.841269      to        9.972607         126,589,751

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. VALUE
 OPPORTUNITIES FUND+
 2013                           0.85%     to       2.80%      1.03%     to       1.36%      30.07%     to       32.62%
 2012                           0.85%     to       2.80%      1.43%     to       1.46%      14.45%     to       16.71%
 2011                           0.85%     to       2.80%      0.86%     to       0.87%      (5.73)%    to       (3.87)%
 2010                           0.85%     to       2.80%      0.26%     to       0.59%       4.39%     to        6.44%
 2009                           0.85%     to       2.80%      1.44%     to       1.69%      43.92%     to       46.75%
INVESCO V.I. CORE EQUITY FUND
 2013                           0.50%     to       2.80%      1.19%     to       2.03%      25.68%     to       28.29%
 2012                           0.50%     to       2.80%      0.88%     to       0.98%      10.74%     to       13.05%
 2011                           0.50%     to       2.75%      1.01%     to       1.09%      (2.77)%    to       (0.79)%
 2010                           0.50%     to       2.75%      1.00%     to       1.09%       6.58%     to        8.70%
 2009                           0.85%     to       2.75%      1.98%     to       4.88%      24.82%     to       26.90%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           0.85%     to       2.80%      2.19%     to       4.11%      (5.31)%    to       (3.45)%
 2012                           0.85%     to       2.80%      3.05%     to       3.30%      (0.35)%    to        1.61%
 2011                           0.85%     to       2.80%      2.87%     to       3.63%       4.93%     to        7.00%
 2010                           0.85%     to       2.80%      4.61%     to       7.34%       2.49%     to        4.51%
 2009                           0.85%     to       2.80%      4.53%     to       4.91%      (2.77)%    to       (0.86)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           0.30%     to       2.80%      0.32%     to       1.79%      15.73%     to       18.36%
 2012                           0.30%     to       2.80%      1.32%     to       1.42%      12.34%     to       14.91%
 2011                           0.30%     to       2.80%        --      to       0.96%      (9.32)%    to       (7.27)%
 2010                           0.30%     to       2.75%      1.71%     to       3.51%       9.80%     to       12.27%
 2009                           0.50%     to       2.75%      2.08%     to       2.12%      21.55%     to       31.58%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2013                           0.50%     to       2.80%      0.53%     to       0.67%      25.26%     to       27.82%
 2012                           0.50%     to       2.80%        --      to       0.06%       7.89%     to       10.07%
 2011                           0.50%     to       2.80%      0.12%     to       0.30%      (8.96)%    to       (6.97)%
 2010                           0.50%     to       2.80%      0.03%     to       0.35%      10.96%     to       13.21%
 2009                           0.85%     to       2.75%      1.00%     to       1.38%      26.68%     to       29.11%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2013                           0.30%     to       2.80%        --      to       0.01%      33.68%     to       36.67%
 2012                           0.30%     to       2.80%        --      to         --       10.75%     to       13.32%
 2011                           0.30%     to       2.80%        --      to         --       (3.47)%    to       (1.28)%
 2010                           0.30%     to       2.80%        --      to         --       24.99%     to       27.83%
 2009                           0.50%     to       2.75%      0.08%     to       0.23%      16.28%     to       18.00%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2013                           0.50%     to       2.75%      1.36%     to       1.50%      (1.33)%    to        0.91%
 2012                           0.50%     to       2.75%      0.76%     to       1.29%       7.64%     to       10.09%
 2011                           0.30%     to       2.75%        --      to         --        8.31%     to       10.43%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.35%     to       2.50%        --      to       2.32%      27.54%     to       29.01%
 2012                           1.35%     to       2.20%      1.82%     to       1.84%      15.79%     to       16.78%
 2011                           1.35%     to       2.20%        --      to         --       (3.76)%    to       (3.11)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.50%     to       2.75%        --      to       0.01%      (1.59)%    to       (0.27)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                                  29,575      $14.160257      to      $14.664038            $424,726
 2012                                  20,019       11.065449      to       11.279374             222,746
 2011                                  10,415        9.664327      to        9.753198             100,866
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                              11,290,616       11.591365      to       11.817451         143,324,592
 2012                              18,858,203       12.209321      to       12.236047         250,979,429
 2011                              22,786,002       11.572225      to       11.849529         290,358,620
 2010                              23,998,021       11.142028      to       11.656969         297,836,946
 2009                              25,055,459       11.391928      to       12.351206         300,655,023
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                              19,831,073       18.804035      to       19.637414         274,040,478
 2012                              35,231,469       15.445997      to       16.514694         405,177,758
 2011                              43,754,607       13.224868      to       14.439786         434,840,746
 2010                              52,249,635       13.990010      to       15.599767         553,565,519
 2009                              58,536,438        9.896204      to       14.344043         563,375,596
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                              51,319,943       18.138530      to       18.663515         931,691,583
 2012                              66,582,529       15.080782      to       15.187357       1,003,590,407
 2011                              80,394,404       13.156241      to       13.347677       1,060,599,005
 2010                              95,482,659       13.072647      to       13.551269       1,263,710,519
 2009                              110,121,440      12.386762      to       13.181732       1,315,830,916
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                              364,941,508      19.426118      to       20.354035         545,529,305
 2012                              506,585,479      15.020566      to       15.403526         578,212,877
 2011                              610,274,841      13.563831      to       13.613919         622,184,166
 2010                              737,146,712      13.827471      to       14.076226         767,672,843
 2009                              852,132,365       1.027151      to       12.887096         802,148,242
AMERICAN FUNDS BOND FUND
 2013                              62,429,269       11.796759      to       12.017256         932,642,581
 2012                              58,235,722       12.362435      to       12.399383         897,788,604
 2011                              65,986,919       11.808492      to       12.101132         981,847,060
 2010                              79,426,898       11.201828      to       11.728856       1,132,938,306
 2009                              88,782,576       11.331571      to       14.955291       1,210,172,832
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                              16,325,784       19.539432      to       21.154257         325,981,493
 2012                              23,297,560       15.224659      to       16.840885         368,355,610
 2011                              29,252,202       12.502940      to       14.130584         384,303,431
 2010                              35,468,704       13.811815      to       15.949598         521,075,931
 2009                              42,042,116       14.414604      to       14.678047         564,442,292
AMERICAN FUNDS GROWTH FUND
 2013                              110,847,056      20.887799      to       21.801334       1,806,018,975
 2012                              154,222,841      16.159627      to       17.232698       1,975,408,899
 2011                              194,001,436      13.796623      to       15.032330       2,146,707,670
 2010                              236,803,543      14.507099      to       16.150261       2,782,581,930
 2009                              278,473,601      10.036055      to       13.994219       2,810,286,971

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2013                           0.30%     to       1.50%      0.84%     to       1.18%      27.97%     to       29.51%
 2012                           0.50%     to       1.50%      2.03%     to       2.33%      14.50%     to       15.65%
 2011                           0.50%     to       1.50%      0.70%     to       0.96%      (3.36)%    to       (2.47)%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2013                           0.65%     to       2.80%        --      to         --       (5.27)%    to       (3.21)%
 2012                           0.65%     to       2.80%      1.93%     to       2.23%       3.26%     to        5.51%
 2011                           0.65%     to       2.80%      3.89%     to       4.22%       1.65%     to        3.86%
 2010                           0.65%     to       2.80%      3.34%     to       6.43%       2.33%     to        4.55%
 2009                           0.85%     to       2.80%      1.07%     to       1.52%       7.03%     to        8.77%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2013                           0.65%     to       2.80%      3.32%     to       3.71%      19.15%     to       21.74%
 2012                           0.65%     to       2.75%      2.51%     to       2.56%      14.37%     to       16.80%
 2011                           0.65%     to       2.75%      2.78%     to       3.49%      (7.44)%    to       (5.47)%
 2010                           0.65%     to       2.75%      3.29%     to       3.98%       8.75%     to       11.06%
 2009                           0.85%     to       2.75%      2.45%     to       4.54%      35.93%     to       38.54%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2013                           0.65%     to       2.80%      1.45%     to       1.51%      20.28%     to       22.89%
 2012                           0.65%     to       2.80%      1.94%     to       2.00%      12.98%     to       15.44%
 2011                           0.65%     to       2.80%      1.86%     to       2.88%      (1.50)%    to        0.64%
 2010                           0.65%     to       2.80%      1.65%     to       4.11%       9.40%     to       11.78%
 2009                           0.70%     to       2.80%      3.14%     to       7.23%      20.56%     to       23.12%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2013                           0.65%     to       2.80%      1.87%     to       1.93%      29.33%     to       32.14%
 2012                           0.65%     to       2.80%      2.04%     to       2.76%      10.74%     to       13.15%
 2011                           0.65%     to       2.80%      1.62%     to       2.37%      (3.64)%    to       (1.54)%
 2010                           0.65%     to       2.80%      2.97%     to       3.42%       9.23%     to       11.60%
 2009                           0.70%     to       2.80%      2.16%     to       6.46%      24.44%     to       27.08%
AMERICAN FUNDS BOND FUND
 2013                           0.65%     to       2.80%      1.84%     to       2.05%      (4.86)%    to       (2.79)%
 2012                           0.65%     to       2.80%      2.41%     to       2.58%       2.46%     to        4.69%
 2011                           0.65%     to       2.80%      3.69%     to       3.77%       3.17%     to        5.42%
 2010                           0.65%     to       2.80%      4.16%     to       5.14%       3.51%     to        5.76%
 2009                           0.55%     to       2.80%      3.20%     to      10.69%       9.50%     to       11.99%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           0.65%     to       2.80%      1.24%     to       1.26%      25.61%     to       28.34%
 2012                           0.65%     to       2.80%      0.50%     to       0.86%      19.18%     to       21.77%
 2011                           0.65%     to       2.80%      1.60%     to       1.96%     (11.40)%    to       (9.48)%
 2010                           0.65%     to       2.80%      1.02%     to       1.98%       8.66%     to       11.02%
 2009                           0.55%     to       2.80%      1.46%     to       2.00%      35.92%     to       41.52%
AMERICAN FUNDS GROWTH FUND
 2013                           0.65%     to       2.80%      0.97%     to       1.03%      26.51%     to       29.26%
 2012                           0.65%     to       2.80%      0.78%     to       0.79%      14.64%     to       17.13%
 2011                           0.65%     to       2.80%      0.64%     to       0.79%      (6.92)%    to       (4.90)%
 2010                           0.65%     to       2.80%      0.94%     to       1.22%      15.41%     to       17.91%
 2009                           0.55%     to       2.80%      0.59%     to       1.12%      32.07%     to       38.65%

-------------------------------------------------------------------------------

                                                                        UNIT
                                                                     FAIR VALUE
SUB-ACCOUNT                          UNITS #                    LOWEST TO HIGHEST #                    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                               103,037,858         $20.097293       to         $20.267894        $ 1,894,684,591
 2012                               143,073,284          15.280936       to          15.481384          2,013,947,619
 2011                               178,167,572          13.091810       to          13.551641          2,168,831,624
 2010                               214,368,967          13.422867       to          14.196547          2,698,200,188
 2009                               250,556,442          12.679438       to          13.102236          2,873,227,510
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                                30,923,542          15.961598       to          17.703704            508,181,057
 2012                                39,932,318          13.208125       to          14.967902            550,324,522
 2011                                49,125,134          11.275200       to          13.054980            584,899,178
 2010                                58,002,358          13.190771       to          15.605553            816,732,756
 2009                                66,689,461          14.527484       to          14.965713            892,966,418
AMERICAN FUNDS NEW WORLD FUND
 2013                                 7,057,351          16.126396       to          18.154383            198,682,325
 2012                                10,721,388          14.573424       to          16.796944            278,279,326
 2011                                13,506,707          12.449689       to          14.653549            302,814,203
 2010                                17,245,299          14.561933       to          17.504054            457,449,652
 2009                                18,331,452          15.263363       to          25.730818            420,801,786
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                                10,358,695          18.504640       to          22.271086            224,224,571
 2012                                13,188,391          14.519414       to          17.854160            226,841,763
 2011                                16,854,218          12.366148       to          15.536661            249,675,792
 2010                                21,664,738          15.393902       to          19.761879            404,601,423
 2009                                25,122,762          16.601381       to          17.875929            392,264,008
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                    70,368          18.517769       to          19.267475              1,328,236
 2012                                   104,126          13.572767       to          13.961098              1,432,385
 2011                                   134,346          11.559204       to          11.754063              1,566,101
 2010                                   162,186          12.547037       to          12.612644              2,040,318
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                                   451,696          13.895443       to          21.694064              6,152,984
 2012                                   734,617          10.304407       to          16.387763              7,358,549
 2011                                   931,175           9.084006       to          14.716451              8,294,299
 2010                                   446,768           9.164587       to          15.124416              4,054,447
 2009                                   560,655           7.462172       to          12.544552              4,141,042
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                                 6,202,099          20.842283       to          21.078399             93,638,207
 2012                                 8,812,415          16.290581       to          16.359378             98,736,683
 2011                                 8,992,529          14.068742       to          14.478379             86,389,923
 2010                                 9,467,137          14.515135       to          15.308626             93,760,661
 2009                                 9,611,878          12.438700       to          13.457210             82,127,987
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                                 4,998,451          21.507218       to          22.802430             77,806,071
 2012                                 6,913,830          15.876932       to          17.250225             79,149,157
 2011                                 7,924,335          13.900375       to          15.477138             80,066,155
 2010                                 8,268,252          15.639395       to          17.845997             94,605,932
 2009                                 8,140,962          12.188298       to          14.266791             72,872,680

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           0.65%     to       2.80%      1.34%     to       1.60%      29.82%     to       32.64%
 2012                           0.65%     to       2.80%      1.56%     to       1.66%      14.24%     to       16.72%
 2011                           0.65%     to       2.80%      1.68%     to       2.20%      (4.54)%    to       (2.47)%
 2010                           0.65%     to       2.80%      2.04%     to       2.30%       8.35%     to       10.71%
 2009                           0.55%     to       2.80%      1.39%     to       3.76%      24.90%     to       30.52%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           0.65%     to       2.80%      1.34%     to       1.43%      18.28%     to       20.85%
 2012                           0.65%     to       2.80%      1.28%     to       1.51%      14.65%     to       17.14%
 2011                           0.65%     to       2.80%      1.80%     to       2.56%     (16.34)%    to      (14.52)%
 2010                           0.65%     to       2.80%      2.96%     to       4.35%       4.28%     to        6.54%
 2009                           0.55%     to       2.80%      1.58%     to       3.34%      37.18%     to       42.29%
AMERICAN FUNDS NEW WORLD FUND
 2013                           0.65%     to       2.80%      1.06%     to       1.40%       8.30%     to       10.66%
 2012                           0.65%     to       2.75%      1.04%     to       1.06%      14.63%     to       17.06%
 2011                           0.65%     to       2.75%      1.90%     to       2.11%     (16.28)%    to      (14.51)%
 2010                           0.65%     to       2.75%      1.59%     to       4.69%      14.68%     to       17.11%
 2009                           0.70%     to       2.75%      1.55%     to       2.77%      45.60%     to       48.61%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           0.65%     to       2.80%      0.61%     to       0.86%      24.74%     to       27.45%
 2012                           0.65%     to       2.80%      0.84%     to       1.38%      14.92%     to       17.41%
 2011                           0.65%     to       2.80%      1.15%     to       2.21%     (21.38)%    to      (19.67)%
 2010                           0.65%     to       2.80%      1.47%     to       2.09%      19.04%     to       21.62%
 2009                           0.85%     to       2.80%      0.28%     to       0.70%      54.15%     to       59.93%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.35%     to       2.50%      0.11%     to       0.13%      36.43%     to       38.01%
 2012                           1.35%     to       2.50%        --      to         --       17.42%     to       18.78%
 2011                           1.35%     to       2.50%        --      to         --       (7.87)%    to       (6.81)%
 2010                           1.35%     to       2.50%        --      to         --       25.47%     to       26.13%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.85%     to       2.70%      0.04%     to       0.05%      32.38%     to       34.85%
 2012                           0.85%     to       2.70%      0.20%     to       0.34%      11.36%     to       13.43%
 2011                           0.85%     to       2.70%      0.12%     to       0.25%      (2.70)%    to       (0.88)%
 2010                           0.85%     to       2.70%      0.03%     to       0.03%      20.57%     to       22.81%
 2009                           0.85%     to       2.70%      0.17%     to       0.69%      24.56%     to       26.88%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                           0.50%     to       2.75%      0.81%     to       0.83%      27.40%     to       30.30%
 2012                           0.30%     to       2.75%      0.33%     to       1.00%      12.99%     to       15.79%
 2011                           0.30%     to       2.75%      0.62%     to       0.74%      (5.42)%    to       (3.08)%
 2010                           0.30%     to       2.75%      0.90%     to       1.06%      13.76%     to       16.58%
 2009                           0.50%     to       2.75%      2.47%     to       2.47%      24.39%     to       31.79%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.30%     to       2.75%      0.13%     to       0.28%      32.19%     to       35.46%
 2012                           0.30%     to       2.75%      0.39%     to       0.46%      11.46%     to       14.22%
 2011                           0.30%     to       2.75%      0.02%     to       0.02%     (13.27)%    to      (11.12)%
 2010                           0.30%     to       2.75%      0.12%     to       0.12%      25.09%     to       28.19%
 2009                           0.50%     to       2.75%      0.34%     to       0.92%      21.88%     to       35.96%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                 369,920      $13.998426      to      $15.369434          $5,633,750
 2012                                 475,907       11.906677      to       22.119855           5,633,843
 2011                                 420,164        9.450521      to       17.884524           3,980,725
 2010                                 557,023       10.478206      to       20.200241           5,879,866
 2009                                 786,487        8.364557      to       16.426200           6,639,905
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                 227,580       16.308992      to       24.268557           3,598,618
 2012                                 237,850       11.827863      to       18.033810           2,777,891
 2011                                 173,103        9.757881      to       15.155307           1,686,429
 2010                                 183,487       10.121386      to       16.013691           1,867,629
 2009                                 113,620        8.651675      to       13.943700           1,015,690
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                                  95,919       11.004604      to       14.002020           1,233,705
 2012                                 121,527       11.167056      to       14.039233           1,610,832
 2011                                  93,264       10.283412      to       12.774186           1,079,934
 2010                                  30,035       12.074240      to       12.266327             364,547
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                              29,710,602       19.696171      to       21.565145         621,186,179
 2012                              40,176,164       15.618264      to       16.693201         662,298,788
 2011                              47,822,844       14.367859      to       14.978484         717,250,217
 2010                              53,119,193       13.918257      to       14.187159         765,099,095
 2009                              56,788,487       11.785164      to       11.863931         689,906,815
FRANKLIN INCOME SECURITIES
 FUND
 2013                              63,847,445       17.468133      to       18.659483       1,196,794,237
 2012                              102,120,192      15.388596      to       16.841320       1,719,573,259
 2011                              125,184,681      13.712449      to       15.374150       1,910,454,570
 2010                              143,346,735      13.446228      to       15.442759       2,187,102,744
 2009                              160,127,135      11.971516      to       14.094785       2,216,727,164
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                               5,765,894       16.448279      to       18.182031          85,241,546
 2012                               8,233,202       12.895936      to       14.535767          96,872,740
 2011                              10,371,455       11.574093      to       13.302631         110,526,719
 2010                              12,386,664       11.851458      to       13.889879         136,454,998
 2009                              14,365,380       10.711239      to       12.800540         144,387,367
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                                 377,266       16.185507      to       25.481823           7,469,531
 2012                                 427,626       16.267952      to       25.142071           8,388,156
 2011                                 468,374       13.130368      to       19.921270           7,344,646
 2010                                 548,755       14.312813      to       21.316773           9,241,856
 2009                                 637,074       12.309712      to       17.789569           9,000,416
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                              15,807,750       22.914198      to       23.334129         238,352,339
 2012                              19,266,572       16.655423      to       17.369101         214,218,229
 2011                              23,724,327       15.079099      to       16.113728         242,450,445
 2010                              30,159,928       15.865896      to       17.412948         331,364,603
 2009                              32,796,484        9.231949      to       14.031014         289,505,463

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           0.85%     to       2.45%      0.65%     to       0.73%      27.03%     to       29.08%
 2012                           0.85%     to       2.70%      0.38%     to       0.56%      23.68%     to       25.99%
 2011                           0.85%     to       2.70%      0.38%     to       0.38%     (11.46)%    to       (9.81)%
 2010                           0.85%     to       2.70%      0.28%     to       0.33%      22.98%     to       25.27%
 2009                           0.85%     to       2.70%      0.54%     to       0.61%      52.97%     to       55.82%
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           0.75%     to       2.70%      0.09%     to       0.12%      34.57%     to       37.22%
 2012                           0.85%     to       2.70%      0.32%     to       0.82%      18.99%     to       21.21%
 2011                           0.85%     to       2.70%        --      to         --       (5.36)%    to       (3.59)%
 2010                           0.85%     to       2.70%      0.22%     to       0.22%      14.85%     to       16.99%
 2009                           0.85%     to       2.70%      0.02%     to       0.02%      32.17%     to       34.64%
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO
 2013                           0.30%     to       1.50%      0.10%     to       3.66%      (1.45)%    to       (0.27)%
 2012                           0.30%     to       1.50%      3.09%     to       4.42%       8.59%     to        9.90%
 2011                           0.30%     to       1.50%      4.03%     to       6.29%       2.90%     to        4.14%
 2010                           0.30%     to       1.35%      4.18%     to       5.85%       7.77%     to        8.90%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2013                           0.30%     to       2.80%      1.20%     to       1.78%      26.11%     to       29.19%
 2012                           0.30%     to       2.80%      1.63%     to       2.08%       8.87%     to       11.45%
 2011                           0.30%     to       2.75%      1.53%     to       4.77%       3.12%     to        5.58%
 2010                           0.30%     to       2.80%        --      to         --       17.32%     to       20.26%
 2009                           0.50%     to       2.80%        --      to         --       14.10%     to       17.85%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           0.30%     to       2.80%      2.32%     to       4.85%      10.80%     to       13.51%
 2012                           0.30%     to       2.80%      4.20%     to       6.26%       9.54%     to       12.22%
 2011                           0.30%     to       2.80%      6.05%     to      19.05%      (0.44)%    to        1.98%
 2010                           0.30%     to       2.80%      6.52%     to       6.52%       9.56%     to       12.21%
 2009                           0.50%     to       2.80%        --      to         --       19.72%     to       31.85%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2013                           0.85%     to       2.80%      1.11%     to       1.12%      25.08%     to       27.55%
 2012                           0.85%     to       2.80%      0.79%     to       0.84%       9.27%     to       11.42%
 2011                           0.85%     to       2.80%      0.65%     to       0.66%      (4.23)%    to       (2.34)%
 2010                           0.85%     to       2.80%      0.81%     to       0.82%       8.51%     to       10.65%
 2009                           0.85%     to       2.80%      1.41%     to       1.41%      26.15%     to       28.63%
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2013                           0.95%     to       2.80%      4.49%     to       4.54%      (0.51)%    to        1.35%
 2012                           0.95%     to       2.80%        --      to         --       23.90%     to       26.21%
 2011                           0.95%     to       2.80%      7.75%     to       7.95%      (8.26)%    to       (6.55)%
 2010                           0.95%     to       2.80%      2.90%     to       2.90%      17.63%     to       19.83%
 2009                           0.95%     to       2.55%     12.70%     to      12.89%      16.08%     to       17.96%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           0.30%     to       2.80%        --      to         --       34.34%     to       37.58%
 2012                           0.30%     to       2.80%        --      to         --        7.79%     to       10.45%
 2011                           0.30%     to       2.80%        --      to         --       (7.46)%    to       (5.24)%
 2010                           0.50%     to       2.80%        --      to         --       24.10%     to       26.86%
 2009                           0.75%     to       2.80%        --      to         --       39.61%     to       42.36%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                               5,683,963      $23.812141      to      $24.235365         $86,274,032
 2012                               5,956,979       17.857456      to       17.965353          67,946,048
 2011                               7,659,878       15.144592      to       15.597887          74,940,578
 2010                              10,634,556       15.801926      to       16.659671         108,345,626
 2009                               6,741,933       12.356241      to       13.354695          55,570,910
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                              29,798,024       14.529719      to       15.392925         552,057,488
 2012                              46,615,479       14.126080      to       15.291336         859,447,857
 2011                              52,011,000       12.575498      to       13.901316         867,439,928
 2010                              57,904,595       12.310267      to       13.909880         967,601,129
 2009                              59,876,681       11.124740      to       12.862796         925,656,939
MUTUAL SHARES SECURITIES FUND
 2013                              46,988,463       18.240897      to       19.054677         866,111,651
 2012                              61,262,938       14.625294      to       14.925091         910,064,471
 2011                              75,581,114       13.108724      to       13.165196       1,004,834,769
 2010                              88,758,151       13.297008      to       13.681947       1,221,861,828
 2009                              100,339,030      11.997004      to       12.653638       1,274,585,592
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                               4,628,423        9.360340      to       17.571473          88,623,337
 2012                               7,081,848        9.532598      to       18.195185         138,758,886
 2011                               8,508,683        8.495257      to       16.491969         152,028,455
 2010                              11,164,471       10.175555      to       19.932125         242,579,724
 2009                              12,316,364        8.732082      to       17.449578         235,582,011
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                              22,822,236       17.367091      to       17.954390         344,232,677
 2012                              25,530,448       14.177873      to       15.014915         324,020,727
 2011                              30,621,849       12.037378      to       13.059903         335,191,339
 2010                              35,148,416       13.526398      to       15.029693         439,606,183
 2009                              39,305,115       12.505424      to       14.257529         464,064,550
TEMPLETON GROWTH SECURITIES
 FUND
 2013                              23,123,937       19.140368      to       19.153890         374,312,587
 2012                              33,705,543       14.725005      to       15.056806         428,464,235
 2011                              41,389,075       12.228197      to       12.789762         443,684,083
 2010                              49,158,536       13.235127      to       14.139739         578,598,573
 2009                              56,734,405        8.295438      to       13.539810         634,592,844
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                              15,452,593       17.095911      to       17.550648         370,297,414
 2012                              22,385,208       13.776603      to       13.803965         443,171,915
 2011                              28,600,302       12.162700      to       12.498146         509,823,416
 2010                              33,085,036       12.649536      to       13.233093         625,736,977
 2009                              35,942,342       11.329533      to       12.158107         622,592,616
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                               2,644,159       19.323070      to       20.077906          40,741,967
 2012                               4,107,370       14.446576      to       14.567498          47,222,276
 2011                               5,043,574       13.469106      to       13.590297          54,062,540
 2010                               5,303,629       14.164422      to       14.674408          60,718,522
 2009                               5,711,918       10.523196      to       12.981022          57,258,381

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           0.30%     to       2.75%      0.59%     to       1.09%      32.54%     to       35.72%
 2012                           0.30%     to       2.75%      0.42%     to       0.69%      15.18%     to       17.91%
 2011                           0.30%     to       2.75%      0.58%     to       1.45%      (6.48)%    to       (4.16)%
 2010                           0.30%     to       2.75%      0.57%     to       0.60%      24.75%     to       27.76%
 2009                           0.50%     to       2.75%        --      to         --       23.56%     to       25.65%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           0.30%     to       2.80%      5.68%     to       5.76%       0.66%     to        2.86%
 2012                           0.30%     to       2.80%      5.97%     to       6.85%      10.00%     to       12.33%
 2011                           0.30%     to       2.80%      5.14%     to       6.20%      (0.06)%    to        2.15%
 2010                           0.30%     to       2.80%      0.69%     to       4.02%       8.14%     to       10.55%
 2009                           0.50%     to       2.80%        --      to         --       11.25%     to       22.63%
MUTUAL SHARES SECURITIES FUND
 2013                           0.30%     to       2.80%      2.37%     to       2.42%      24.72%     to       27.67%
 2012                           0.30%     to       2.80%      1.97%     to       2.22%      11.09%     to       13.86%
 2011                           0.30%     to       2.80%      2.21%     to       2.37%      (3.78)%    to       (1.42)%
 2010                           0.30%     to       2.80%      1.59%     to       1.77%       8.13%     to       10.73%
 2009                           0.50%     to       2.80%      1.34%     to       1.34%      19.97%     to       22.57%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           0.75%     to       2.75%      1.48%     to       2.07%      (3.43)%    to       (1.81)%
 2012                           0.75%     to       2.75%      1.01%     to       1.19%      10.33%     to       12.21%
 2011                           0.75%     to       2.75%      0.63%     to       0.95%     (18.17)%    to      (16.51)%
 2010                           0.75%     to       2.75%      1.70%     to       2.16%      14.23%     to       16.53%
 2009                           0.75%     to       2.75%        --      to         --       67.77%     to       71.16%
TEMPLETON FOREIGN SECURITIES
 FUND
 2013                           0.30%     to       2.80%      2.10%     to       2.18%      19.58%     to       22.49%
 2012                           0.30%     to       2.80%      2.90%     to       2.91%      14.97%     to       17.78%
 2011                           0.30%     to       2.80%      1.57%     to       1.74%     (13.11)%    to      (11.01)%
 2010                           0.30%     to       2.80%      1.64%     to       1.83%       5.42%     to        8.06%
 2009                           0.50%     to       2.80%        --      to         --       25.05%     to       33.26%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           0.50%     to       2.80%      2.62%     to       2.63%      27.21%     to       29.99%
 2012                           0.50%     to       2.80%      1.50%     to       2.08%      17.73%     to       20.42%
 2011                           0.50%     to       2.80%      1.03%     to       1.34%      (9.55)%    to       (7.61)%
 2010                           0.50%     to       2.80%      1.02%     to       1.20%       4.43%     to        6.78%
 2009                           0.75%     to       2.80%      6.80%     to       6.80%      27.48%     to       30.00%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2013                           0.30%     to       2.80%      1.79%     to       2.25%      24.09%     to       27.14%
 2012                           0.30%     to       2.80%      2.26%     to       3.01%      10.23%     to       12.93%
 2011                           0.50%     to       2.80%      2.08%     to       2.24%      (5.64)%    to       (3.56)%
 2010                           0.30%     to       2.75%      1.24%     to       1.32%       8.84%     to       11.54%
 2009                           0.50%     to       2.75%      1.84%     to       1.84%      13.30%     to       19.85%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2013                           0.30%     to       2.75%        --      to         --       33.76%     to       36.86%
 2012                           0.50%     to       2.75%        --      to         --        6.30%     to        8.70%
 2011                           0.30%     to       2.75%        --      to         --       (7.49)%    to       (5.19)%
 2010                           0.50%     to       2.75%        --      to         --       13.05%     to       15.51%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                               1,993,446      $15.498521      to      $19.113939         $28,522,941
 2012                               2,181,390       11.514010      to       14.472108          23,412,764
 2011                               2,742,657       10.147083      to       12.998546          26,172,768
 2010                               2,987,973       10.802373      to       14.118514          30,620,372
 2009                               2,892,137        9.534345      to       12.686720          26,397,874
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                               6,466,974       14.392405      to       14.541172          91,465,010
 2012                               9,846,675       14.217363      to       14.720601         140,426,200
 2011                              10,707,952       12.403534      to       13.160981         135,531,743
 2010                              10,440,046       12.561085      to       13.658852         135,811,251
 2009                               8,491,030       11.012978      to       12.284599          98,263,968
HARTFORD BALANCED HLS FUND
 2013                               1,512,772       14.113578      to       18.278484          20,632,562
 2012                               1,398,794       11.733583      to       15.495238          15,963,326
 2011                               1,522,983       10.553187      to       14.210738          15,737,165
 2010                               1,350,381       10.438913      to       14.333781          13,922,451
 2009                               1,161,612        9.090703      to        9.379221          10,831,382
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              62,030,472       12.539611      to       12.934646         733,978,421
 2012                              59,560,748       13.067525      to       13.152914         724,071,588
 2011                              62,150,393       12.267804      to       12.490344         713,026,834
 2010                              66,681,998       11.500607      to       11.999561         724,922,708
 2009                              57,948,359       10.729090      to       11.472136         593,460,287
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              45,789,660       21.138320      to       22.510948         636,714,458
 2012                              68,624,191       15.244506      to       16.636703         688,564,430
 2011                              79,434,531       12.920811      to       14.450352         682,351,022
 2010                              82,441,017       14.628010      to       16.766082         806,822,302
 2009                              78,045,334       12.593871      to       14.792221         659,065,133
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              32,101,247       19.306809      to       20.586382         469,218,428
 2012                              42,105,152       15.042672      to       15.651725         470,508,222
 2011                              47,940,930       13.611727      to       13.820191         478,018,128
 2010                              50,489,437       13.681473      to       13.809581         501,345,829
 2009                              44,929,705       12.121774      to       12.538452         396,534,660
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                  87,139       19.801433      to       20.908914           1,209,787
 2012                                 130,005       15.426160      to       16.651025           1,398,834
 2011                                  88,460       13.094975      to       14.448983             839,775
 2010                                  71,581       14.507418      to       16.364089             737,586
 2009                                  65,904        8.721844      to       14.491203             578,301
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                                 228,334       20.081546      to       20.658365           3,033,315
 2012                                 204,039       14.807648      to       15.571566           2,003,735
 2011                                 233,805       12.059227      to       12.963226           1,832,386
 2010                                 215,450       14.074125      to       15.466292           1,847,472
 2009                                 205,716        7.272846      to       13.907338           1,501,314

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2013                           0.85%     to       2.75%      1.27%     to       1.38%      32.07%     to       34.61%
 2012                           0.85%     to       2.75%      1.53%     to       1.57%      11.34%     to       13.47%
 2011                           0.85%     to       2.75%      0.14%     to       1.19%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.80%     to       1.87%      11.23%     to       13.30%
 2009                           0.85%     to       2.75%      2.03%     to       2.03%      23.32%     to       25.69%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           0.30%     to       2.75%      3.55%     to       4.69%      (1.22)%    to        1.23%
 2012                           0.30%     to       2.75%      6.09%     to       7.15%      11.85%     to       14.62%
 2011                           0.30%     to       2.75%      4.33%     to       5.41%      (3.65)%    to       (1.25)%
 2010                           0.30%     to       2.75%      1.44%     to       2.40%      11.19%     to       13.94%
 2009                           0.50%     to       2.75%     16.79%     to      16.79%      10.13%     to       15.37%
HARTFORD BALANCED HLS FUND
 2013                           0.75%     to       2.70%      1.56%     to       1.58%      17.96%     to       20.28%
 2012                           0.75%     to       2.70%      2.99%     to       3.02%       9.04%     to       11.19%
 2011                           0.75%     to       2.70%      1.71%     to       1.89%      (0.86)%    to        1.09%
 2010                           0.75%     to       2.70%      1.27%     to       1.48%       9.15%     to       11.30%
 2009                           0.75%     to       2.45%      2.34%     to       2.72%      27.14%     to       29.32%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.30%     to       2.75%      3.60%     to       5.26%      (4.04)%    to       (1.66)%
 2012                           0.30%     to       2.75%      4.03%     to       4.12%       4.62%     to        7.21%
 2011                           0.30%     to       2.75%      0.22%     to       0.24%       4.09%     to        6.67%
 2010                           0.30%     to       2.75%      2.74%     to       6.55%       4.60%     to        7.19%
 2009                           0.30%     to       2.75%      5.87%     to      22.15%       7.29%     to       11.89%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.30%     to       2.75%      0.36%     to       0.97%      35.31%     to       38.66%
 2012                           0.30%     to       2.75%      1.20%     to       1.89%      15.13%     to       17.98%
 2011                           0.30%     to       2.75%      0.75%     to       0.89%     (13.81)%    to      (11.67)%
 2010                           0.30%     to       2.75%      0.81%     to       1.51%      13.34%     to       16.15%
 2009                           0.30%     to       2.75%      1.66%     to       4.78%      25.94%     to       41.72%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.30%     to       2.75%      1.42%     to       1.74%      28.35%     to       31.53%
 2012                           0.30%     to       2.75%      1.94%     to       2.45%      10.51%     to       13.25%
 2011                           0.30%     to       2.75%      2.11%     to       2.23%      (1.43)%    to        1.01%
 2010                           0.30%     to       2.75%      1.94%     to       2.69%      10.14%     to       12.87%
 2009                           0.30%     to       2.75%      5.38%     to      11.29%      21.22%     to       21.29%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.50%     to       2.70%      1.40%     to       1.56%      25.57%     to       28.36%
 2012                           0.50%     to       2.70%      1.13%     to       1.16%      15.24%     to       17.80%
 2011                           0.50%     to       2.70%      0.01%     to       0.02%     (11.70)%    to       (9.74)%
 2010                           0.50%     to       2.70%      1.24%     to       2.26%      12.92%     to       15.43%
 2009                           0.85%     to       2.70%      0.87%     to       2.15%      38.34%     to       40.92%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.50%     to       2.70%      0.21%     to       0.65%      32.67%     to       35.62%
 2012                           0.50%     to       2.70%      0.55%     to       0.72%      20.12%     to       22.79%
 2011                           0.50%     to       2.70%      0.03%     to       0.06%     (16.18)%    to      (14.32)%
 2010                           0.50%     to       2.70%      0.37%     to       0.39%      11.21%     to       13.68%
 2009                           0.85%     to       2.70%      1.13%     to       1.13%      32.03%     to       34.49%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                               7,766,959      $21.031419      to      $21.795609        $116,872,515
 2012                               8,644,385       15.916413      to       16.095854          97,076,786
 2011                              10,010,774       13.725731      to       13.909134          96,722,497
 2010                              10,748,751       13.610018      to       14.134186         103,559,276
 2009                               9,206,773       11.957704      to       12.738728          78,491,692
HARTFORD GROWTH HLS FUND
 2013                               1,278,089       20.873919      to       21.215292          19,377,705
 2012                               1,727,259       15.345232      to       16.095081          19,398,175
 2011                               2,501,126       13.023500      to       13.970522          23,713,431
 2010                               2,324,376       14.375631      to       15.772276          24,325,622
 2009                               1,431,534       12.103351      to       13.588484          12,637,252
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              11,514,449       21.964512      to       22.677114         159,748,073
 2012                              14,905,524       16.631719      to       16.756013         153,667,930
 2011                              17,698,164       13.248092      to       13.475723         145,631,808
 2010                              19,066,148       14.581705      to       15.200544         173,632,250
 2009                              17,064,962       12.427873      to       13.289584         133,087,759
HARTFORD HIGH YIELD HLS FUND
 2013                               3,095,589       18.052194      to       20.142133          48,924,260
 2012                               4,296,512       17.012470      to       19.452754          64,834,987
 2011                               4,217,909       14.927279      to       17.491587          56,995,080
 2010                               4,543,023       14.300738      to       17.173016          59,908,443
 2009                               2,901,797       12.336945      to       15.197270          33,366,703
HARTFORD INDEX HLS FUND
 2013                               1,973,311       16.246414      to       21.092552          35,137,567
 2012                               1,587,113       12.531221      to       16.107393          21,762,961
 2011                                  81,363       11.028703      to       14.105504           1,004,133
 2010                                   8,442       13.851916      to       13.883156             117,189
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                               4,717,147       17.561624      to       17.896543          54,368,079
 2012                               3,673,476       14.390206      to       15.133826          35,411,519
 2011                               3,831,367       12.032333      to       12.941874          30,784,421
 2010                               3,611,734       14.098886      to       15.463917          33,954,453
 2009                               2,899,688       12.339469      to       13.883352          23,991,348
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 532,429       16.210977      to       26.328652           8,835,165
 2012                                 891,826       11.889440      to       19.680033          10,617,696
 2011                                 923,031       10.348355      to       17.457586           9,734,637
 2010                               1,077,510       10.556605      to       18.151035          11,609,911
 2009                               1,125,985        8.476602      to       14.826600           9,718,275
HARTFORD ULTRASHORT HLS BOND
 FUND+
 2013                              284,272,584       8.680299      to        9.902898         359,160,633
 2012                              443,476,326       8.926799      to        9.899871         572,265,112
 2011                              565,451,189       9.194513      to        9.929569         712,778,718
 2010                              582,366,378       9.450894      to        9.959449         732,606,534
 2009                              790,306,695       9.714418      to        9.979280       1,000,952,621

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.30%     to       2.75%      0.29%     to       1.10%      32.14%     to       35.41%
 2012                           0.30%     to       2.75%      1.56%     to       1.60%      14.43%     to       17.27%
 2011                           0.30%     to       2.75%      1.04%     to       1.26%      (1.59)%    to        0.85%
 2010                           0.30%     to       2.75%      1.30%     to       1.37%      10.95%     to       13.70%
 2009                           0.50%     to       2.75%      1.60%     to       2.98%      19.58%     to       22.24%
HARTFORD GROWTH HLS FUND
 2013                           0.30%     to       2.75%        --      to       0.07%      31.81%     to       35.08%
 2012                           0.50%     to       2.75%        --      to         --       15.21%     to       17.83%
 2011                           0.50%     to       2.75%      0.16%     to       0.18%     (11.42)%    to       (9.41)%
 2010                           0.50%     to       2.75%      0.03%     to       0.03%      16.14%     to       18.77%
 2009                           0.50%     to       2.70%      0.36%     to       0.72%      21.03%     to       30.67%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.30%     to       2.75%      0.01%     to       0.01%      32.06%     to       35.34%
 2012                           0.30%     to       2.75%        --      to         --       23.42%     to       26.48%
 2011                           0.30%     to       2.75%        --      to         --      (11.35)%    to       (9.15)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      14.38%     to       17.21%
 2009                           0.50%     to       2.75%      0.75%     to       0.93%      24.28%     to       26.09%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.30%     to       2.75%      7.19%     to       8.49%       3.54%     to        6.11%
 2012                           0.30%     to       2.75%      9.90%     to       9.91%      11.21%     to       13.97%
 2011                           0.30%     to       2.75%      5.90%     to       6.73%       1.86%     to        4.38%
 2010                           0.30%     to       2.75%      0.61%     to       0.65%      13.00%     to       15.80%
 2009                           0.50%     to       2.75%     14.70%     to      14.70%      23.37%     to       46.38%
HARTFORD INDEX HLS FUND
 2013                           0.50%     to       1.50%      1.32%     to       1.53%      29.65%     to       30.95%
 2012                           0.50%     to       1.50%      2.07%     to       2.07%      13.62%     to       14.77%
 2011                           0.30%     to       1.50%      1.32%     to       1.61%       0.09%     to        1.30%
 2010                           0.50%     to       0.65%      2.17%     to       2.31%      13.71%     to       13.88%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.30%     to       2.75%      2.10%     to       2.94%      18.26%     to       21.19%
 2012                           0.50%     to       2.75%      1.95%     to       1.95%      16.94%     to       19.60%
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.31)%    to      (14.40)%
 2010                           0.30%     to       2.75%      1.26%     to       1.40%      11.39%     to       14.14%
 2009                           0.50%     to       2.75%      2.57%     to       2.71%      23.40%     to       29.84%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.85%     to       2.75%      0.70%     to       1.35%      33.78%     to       36.35%
 2012                           0.85%     to       2.75%      0.59%     to       0.60%      12.73%     to       14.89%
 2011                           0.85%     to       2.75%        --      to         --       (3.82)%    to       (1.97)%
 2010                           0.85%     to       2.75%      0.66%     to       0.70%      22.42%     to       24.77%
 2009                           0.75%     to       2.75%      0.35%     to       0.72%      43.86%     to       46.76%
HARTFORD ULTRASHORT HLS BOND
 FUND+
 2013                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.40)%
 2012                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.30)%
 2011                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2010                           0.30%     to       2.75%        --      to         --       (2.71)%    to       (0.30)%
 2009                           0.50%     to       2.75%        --      to         --       (2.64)%    to       (0.21)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                               1,310,809      $23.588625      to      $24.277572         $21,697,890
 2012                               1,013,835       16.747977      to       16.793087          11,686,999
 2011                               1,262,380       14.555495      to       14.926697          12,786,646
 2010                               1,312,705       15.137320      to       15.877007          13,714,248
 2009                               1,509,460        8.587429      to       13.146736          12,865,101
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                                 558,459       21.207706      to       29.579870          11,759,718
 2012                                 771,308       14.763938      to       21.029882          11,152,557
 2011                                 837,023       12.683496      to       18.403649          10,498,003
 2010                                 647,265       12.612474      to       18.642624           8,170,081
 2009                                 394,942        9.314788      to       14.024950           3,723,172
HARTFORD STOCK HLS FUND
 2013                                 162,836       14.727613      to       21.937608           2,376,059
 2012                                 426,435       11.220310      to       17.042120           4,631,725
 2011                                 183,357        9.883129      to       15.306610           1,791,488
 2010                                 215,623       10.067692      to       15.899777           2,195,988
 2009                                 247,875        8.835711      to       14.228649           2,244,934
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                               2,543,568       10.022108      to       11.146482          25,954,659
 2012                               4,988,331       10.477812      to       11.474120          52,540,398
 2011                               5,105,764       10.386061      to       11.098416          52,660,139
 2010                               4,807,088       10.179357      to       10.582456          47,999,084
 2009                               4,488,604        9.916951      to       10.080811          43,863,750
HARTFORD VALUE HLS FUND
 2013                               1,559,325       19.382840      to       20.550139          22,957,524
 2012                               2,264,762       15.099867      to       15.653317          25,410,694
 2011                               2,331,846       13.267078      to       13.447480          22,608,700
 2010                               2,366,692       13.784560      to       13.909418          23,642,146
 2009                                 834,530        8.528526      to        8.799340           7,270,741
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                               3,327,588       17.920870      to       18.714213          47,245,097
 2012                               4,471,095       14.927757      to       15.211500          50,405,080
 2011                               5,156,082       13.174899      to       13.249650          50,956,329
 2010                               4,651,434       13.042443      to       13.482401          46,169,757
 2009                               4,374,728       11.689368      to       12.358442          38,878,300
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                               2,582,280       19.208675      to       20.392760          36,790,933
 2012                               3,173,765       14.888469      to       15.431678          34,024,304
 2011                               2,816,824       13.472579      to       13.633115          26,643,384
 2010                               2,893,066       13.796937      to       14.007941          27,878,705
 2009                               2,788,722       12.382862      to       12.851649          23,912,534
AMERICAN FUNDS BOND HLS FUND
 2013                              18,729,338       11.656149      to       12.058568         200,486,088
 2012                              14,395,660       12.272102      to       12.388469         160,375,779
 2011                              14,900,904       11.832293      to       12.011818         160,472,941
 2010                              16,151,651       11.212517      to       11.664880         166,633,769
 2009                              15,055,971       10.583985      to       11.295400         148,368,692

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.30%     to       2.75%      0.08%     to       0.09%      40.47%     to       43.95%
 2012                           0.50%     to       2.75%        --      to         --       12.50%     to       15.06%
 2011                           0.50%     to       2.75%        --      to         --       (5.99)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.77%     to       23.51%
 2009                           0.75%     to       2.75%      0.01%     to       0.01%      25.78%     to       28.32%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.85%     to       2.75%        --      to       0.41%      40.94%     to       43.65%
 2012                           0.85%     to       2.70%        --      to         --       14.27%     to       16.40%
 2011                           0.85%     to       2.70%        --      to         --       (1.28)%    to        0.56%
 2010                           0.85%     to       2.70%        --      to         --       32.93%     to       35.40%
 2009                           0.85%     to       2.70%      0.08%     to       0.10%      31.78%     to       34.24%
HARTFORD STOCK HLS FUND
 2013                           0.75%     to       2.70%      1.98%     to       2.02%      28.73%     to       31.26%
 2012                           0.75%     to       2.70%      2.17%     to       2.59%      11.34%     to       13.53%
 2011                           0.75%     to       2.70%      0.52%     to       1.41%      (3.73)%    to       (1.83)%
 2010                           0.75%     to       2.70%      1.21%     to       1.22%      11.75%     to       13.94%
 2009                           0.75%     to       2.70%      1.65%     to       2.22%      37.77%     to       40.48%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.50%     to       2.75%      2.06%     to       2.38%      (4.35)%    to       (2.17)%
 2012                           0.30%     to       2.75%      0.96%     to       1.87%       0.88%     to        3.39%
 2011                           0.30%     to       2.75%      0.16%     to       2.49%       2.03%     to        4.56%
 2010                           0.50%     to       2.75%      4.55%     to       5.94%       0.98%     to        3.28%
 2009                           0.75%     to       2.75%      0.04%     to       0.04%       0.58%     to        2.61%
HARTFORD VALUE HLS FUND
 2013                           0.50%     to       2.75%      0.72%     to       1.39%      28.36%     to       31.28%
 2012                           0.50%     to       2.75%      2.15%     to       2.92%      13.81%     to       16.40%
 2011                           0.50%     to       2.75%      0.81%     to       2.69%      (4.62)%    to       (2.45)%
 2010                           0.50%     to       2.75%      1.19%     to       1.78%      11.56%     to       14.10%
 2009                           0.75%     to       2.45%      2.58%     to       2.67%      21.36%     to       23.44%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2013                           0.30%     to       2.75%      1.39%     to       1.39%      20.05%     to       23.03%
 2012                           0.30%     to       2.75%      1.47%     to       1.54%      12.67%     to       15.46%
 2011                           0.30%     to       2.75%      1.31%     to       1.32%      (1.73)%    to        0.71%
 2010                           0.50%     to       2.75%      1.75%     to       2.40%       9.10%     to       11.58%
 2009                           0.50%     to       2.75%      2.60%     to       2.60%      16.89%     to       20.24%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2013                           0.30%     to       2.70%      1.65%     to       1.90%      29.02%     to       32.15%
 2012                           0.30%     to       2.70%      0.68%     to       1.19%      10.51%     to       13.19%
 2011                           0.30%     to       2.70%        --      to       0.02%      (3.82)%    to       (1.48)%
 2010                           0.50%     to       2.70%      2.85%     to       5.60%       9.00%     to       11.42%
 2009                           0.50%     to       2.70%      1.31%     to       1.31%      23.83%     to       24.06%
AMERICAN FUNDS BOND HLS FUND
 2013                           0.30%     to       2.75%      0.98%     to       1.77%      (5.02)%    to       (2.66)%
 2012                           0.30%     to       2.75%      2.87%     to       2.97%       2.17%     to        4.70%
 2011                           0.30%     to       2.75%      2.64%     to       3.26%       2.97%     to        5.53%
 2010                           0.30%     to       2.75%      2.27%     to       2.27%       3.27%     to        5.83%
 2009                           0.50%     to       2.75%      3.21%     to       3.21%       5.84%     to        9.19%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                               1,255,368      $11.448657      to      $11.713399         $13,788,039
 2012                               2,918,919       12.129664      to       12.225408          33,890,679
 2011                               3,554,982       11.586350      to       11.756560          39,651,417
 2010                               3,125,828       11.144250      to       11.588445          33,957,922
 2009                               3,212,884       10.650417      to       11.360991          33,795,357
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                               3,324,279       18.842237      to       19.381948          41,106,757
 2012                               6,280,084       15.470801      to       16.308430          62,994,261
 2011                               7,660,556       13.229196      to       14.291132          66,209,099
 2010                               8,333,636       13.995685      to       15.494577          76,688,883
 2009                               9,040,118       12.587813      to       14.295567          75,088,531
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                               1,472,907       19.391963      to       20.940280          20,823,009
 2012                               2,317,445       15.135133      to       16.706891          25,231,006
 2011                               2,805,066       12.510652      to       14.024610          25,283,096
 2010                               2,961,672       13.775736      to       15.873990          29,690,669
 2009                               2,953,099       12.427257      to       14.653651          26,727,214
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                               4,342,385       18.540048      to       22.004137          50,653,729
 2012                               4,806,531       14.540582      to       17.685054          44,056,686
 2011                               5,899,303       12.375597      to       15.425020          46,373,973
 2010                               6,404,019       15.400798      to       19.672721          63,184,851
 2009                               6,596,997       12.642178      to       16.565575          53,538,564
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                              20,917,038       20.958458      to       21.559451         285,170,368
 2012                              25,965,956       16.197244      to       17.074712         273,182,348
 2011                              29,047,978       13.819059      to       14.928787         261,129,592
 2010                              31,079,405       14.524331      to       16.080226         294,660,792
 2009                              30,747,662       12.295824      to       13.964315         248,475,238
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                              11,484,323       19.872633      to       20.339852         161,217,711
 2012                              14,286,468       15.322911      to       15.341976         149,977,656
 2011                              15,489,618       13.117335      to       13.459244         138,992,189
 2010                              16,510,682       13.441479      to       14.134195         152,371,954
 2009                              16,710,339       12.121401      to       13.075097         139,993,210
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                              16,871,709       16.002163      to       17.484246         183,448,842
 2012                              20,387,634       13.239421      to       14.824209         183,500,759
 2011                              22,091,602       11.294208      to       12.959643         170,641,799
 2010                              21,624,899       13.207404      to       15.531653         196,323,831
 2009                              19,383,728       12.377279      to       14.931026         165,985,999
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                               2,358,460       16.161566      to       17.922178          27,387,306
 2012                               4,343,777       14.595736      to       16.587150          44,396,108
 2011                               5,076,172       12.461947      to       14.513316          44,694,896
 2010                               5,976,241       14.573354      to       17.393936          62,064,792
 2009                               5,768,948       12.423452      to       15.210443          51,022,990

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2013                           0.50%     to       2.70%      3.14%     to       3.48%      (5.61)%    to       (3.51)%
 2012                           0.30%     to       2.70%        --      to       2.62%       3.01%     to        5.52%
 2011                           0.30%     to       2.75%      2.03%     to       3.91%       1.45%     to        3.97%
 2010                           0.30%     to       2.75%      0.99%     to       1.06%       2.00%     to        4.53%
 2009                           0.50%     to       2.75%      2.78%     to       2.78%       6.46%     to        6.50%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2013                           0.30%     to       2.75%      2.11%     to       2.42%      18.85%     to       21.79%
 2012                           0.30%     to       2.75%      2.19%     to       2.56%      14.12%     to       16.94%
 2011                           0.30%     to       2.75%      2.24%     to       2.50%      (7.77)%    to       (5.48)%
 2010                           0.30%     to       2.75%      1.71%     to       2.05%       8.39%     to       11.07%
 2009                           0.50%     to       2.75%      2.48%     to       2.48%      25.88%     to       35.59%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2013                           0.50%     to       2.70%      0.53%     to       0.53%      25.34%     to       28.13%
 2012                           0.50%     to       2.70%      1.02%     to       1.04%      18.94%     to       21.59%
 2011                           0.30%     to       2.75%      1.05%     to       1.11%     (11.65)%    to       (9.46)%
 2010                           0.50%     to       2.75%      0.91%     to       1.31%       8.39%     to       10.85%
 2009                           0.50%     to       2.70%      1.84%     to       1.84%      24.27%     to       38.00%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           0.30%     to       2.75%      0.91%     to       0.97%      24.42%     to       27.51%
 2012                           0.30%     to       2.75%      1.16%     to       1.28%      14.65%     to       17.49%
 2011                           0.30%     to       2.75%      1.36%     to       1.68%     (21.59)%    to      (19.64)%
 2010                           0.30%     to       2.75%      0.02%     to       0.02%      18.76%     to       21.70%
 2009                           0.50%     to       2.75%      0.08%     to       0.08%      26.42%     to       56.41%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           0.30%     to       2.75%      0.49%     to       0.51%      26.27%     to       29.40%
 2012                           0.30%     to       2.75%      0.31%     to       0.33%      14.37%     to       17.21%
 2011                           0.30%     to       2.75%        --      to         --       (7.16)%    to       (4.86)%
 2010                           0.30%     to       2.75%      0.51%     to       0.54%      15.15%     to       18.01%
 2009                           0.50%     to       2.75%      0.49%     to       0.81%      22.96%     to       35.25%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2013                           0.30%     to       2.75%      1.08%     to       1.19%      29.53%     to       32.74%
 2012                           0.30%     to       2.75%      1.21%     to       1.53%      13.99%     to       16.81%
 2011                           0.30%     to       2.75%        --      to         --       (4.78)%    to       (2.41)%
 2010                           0.30%     to       2.75%      1.19%     to       5.47%       8.10%     to       10.78%
 2009                           0.50%     to       2.75%      1.70%     to       2.02%      21.21%     to       27.31%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           0.30%     to       2.75%      1.15%     to       2.25%      17.94%     to       20.87%
 2012                           0.30%     to       2.75%      1.43%     to       1.57%      14.39%     to       17.22%
 2011                           0.30%     to       2.75%      1.48%     to       1.69%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       1.34%       4.02%     to        6.60%
 2009                           0.50%     to       2.75%      1.30%     to       1.30%      23.77%     to       38.88%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2013                           0.30%     to       2.75%      0.49%     to       0.77%       8.05%     to       10.73%
 2012                           0.30%     to       2.75%      1.26%     to       1.58%      14.29%     to       17.12%
 2011                           0.30%     to       2.75%      1.34%     to       2.36%     (16.56)%    to      (14.49)%
 2010                           0.30%     to       2.75%      0.96%     to       0.96%      14.36%     to       17.19%
 2009                           0.50%     to       2.75%      1.49%     to       1.49%      24.24%     to       45.10%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                              39,669,516       $7.923100      to       $8.172104        $318,061,887
 2012                              21,814,677        9.240778      to        9.387752         203,083,913
 2011                               3,708,946       10.149291      to       10.208088          37,732,732
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                                 916,947       15.470435      to       18.351660          14,954,661
 2012                                 817,096       11.567545      to       13.558492           9,862,728
 2011                                 292,794       10.618667      to       12.297888           3,236,300
 2010                                  24,036       11.285819      to       12.880117             307,418
 2009                                     700       10.875521      to       10.875521               7,609
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                               1,206,059       14.091974      to       15.469389          18,126,146
 2012                               1,241,870       12.195606      to       14.912990          14,815,093
 2011                               1,442,556       10.937377      to       13.624033          15,527,711
 2010                               1,274,552       11.009334      to       13.969711          13,926,504
 2009                               1,122,995        9.674588      to       12.505226          10,848,407
LORD ABBETT BOND DEBENTURE
 FUND
 2013                               3,699,709       15.342188      to       17.542552          55,209,422
 2012                               5,647,239       14.225698      to       16.669209          78,821,659
 2011                               6,171,792       12.679270      to       15.225477          77,751,139
 2010                               6,412,890       12.150902      to       14.992803          78,583,689
 2009                               6,609,066       10.872900      to       13.721049          73,176,274
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                                 855,047       17.255404      to       18.042659          11,416,004
 2012                               1,314,729       12.760933      to       13.639447          12,865,735
 2011                               1,442,473       11.441826      to       12.501447          12,721,930
 2010                               1,616,492       12.243627      to       13.675170          15,315,744
 2009                               1,513,943        8.196534      to       11.965883          12,347,559
MFS(R) CORE EQUITY SERIES
 2013                               1,661,598       15.804619      to       21.655570          20,424,438
 2012                               1,883,951       11.853744      to       16.545102          17,577,045
 2011                               2,231,507       10.296034      to       14.639099          18,202,605
 2010                               2,570,830       10.501399      to       15.210128          21,628,420
 2009                               3,042,503        9.044579      to       13.344441          22,258,659
MFS(R) GROWTH SERIES
 2013                              14,207,698       22.303628      to       22.317418         178,720,894
 2012                               7,556,745       16.275030      to       16.770507          69,703,082
 2011                               7,520,375       14.041207      to       14.692034          59,135,987
 2010                               6,939,287       14.119829      to       15.158747          56,875,907
 2009                               7,633,607        8.914161      to       13.523277          54,840,968
MFS(R) GLOBAL EQUITY SERIES
 2013                               1,299,109       20.633337      to       25.256535          27,230,932
 2012                               1,390,050       16.593040      to       19.929000          23,218,072
 2011                               1,476,698       13.828035      to       16.295758          20,438,283
 2010                               1,596,101       14.856419      to       17.177739          23,611,747
 2009                               1,808,474       13.590605      to       15.418702          24,208,687

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2013                           0.30%     to       1.50%      0.39%     to       0.48%     (14.26)%    to      (13.22)%
 2012                           0.50%     to       1.50%      0.38%     to       0.47%      (8.95)%    to       (8.04)%
 2011                           0.50%     to       1.50%      0.79%     to       0.89%       1.51%     to        2.09%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.30%     to       1.50%      0.22%     to       0.25%      33.74%     to       35.35%
 2012                           0.30%     to       1.50%      0.56%     to       0.57%       8.94%     to       10.25%
 2011                           0.30%     to       1.50%      0.26%     to       0.45%      (5.91)%    to       (4.78)%
 2010                           0.50%     to       1.50%      0.26%     to       0.67%      12.86%     to       18.43%
 2009                           0.50%     to       0.50%      0.15%     to       0.15%       8.76%     to        8.76%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.85%     to       2.45%      1.26%     to       1.50%      24.83%     to       26.84%
 2012                           0.85%     to       2.70%      2.89%     to       3.07%       9.46%     to       11.50%
 2011                           0.85%     to       2.70%      2.61%     to       2.78%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.70%      2.93%     to       2.98%      11.71%     to       13.80%
 2009                           0.85%     to       2.70%      4.64%     to      10.35%      20.12%     to       22.36%
LORD ABBETT BOND DEBENTURE
 FUND
 2013                           0.30%     to       2.75%      4.15%     to       4.39%       5.24%     to        7.85%
 2012                           0.30%     to       2.75%      5.68%     to       5.97%       9.48%     to       12.20%
 2011                           0.30%     to       2.75%      5.54%     to       6.65%       1.55%     to        4.07%
 2010                           0.50%     to       2.75%      5.59%     to      16.58%       9.27%     to       11.75%
 2009                           0.50%     to       2.75%     10.06%     to      17.07%       8.73%     to       30.67%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           0.50%     to       2.70%      0.46%     to       0.61%      32.28%     to       35.22%
 2012                           0.50%     to       2.70%      1.00%     to       1.03%       9.10%     to       11.53%
 2011                           0.50%     to       2.70%      0.73%     to       1.02%      (8.58)%    to       (6.55)%
 2010                           0.50%     to       2.70%      0.58%     to       1.16%      14.29%     to       16.83%
 2009                           0.75%     to       2.70%      1.15%     to       2.43%      15.73%     to       18.01%
MFS(R) CORE EQUITY SERIES
 2013                           0.95%     to       2.80%      1.00%     to       1.09%      30.89%     to       33.33%
 2012                           0.95%     to       2.80%      0.75%     to       0.77%      13.02%     to       15.13%
 2011                           0.95%     to       2.80%      0.90%     to       0.96%      (3.75)%    to       (1.96)%
 2010                           0.95%     to       2.80%      1.06%     to       1.06%      13.98%     to       16.11%
 2009                           0.95%     to       2.80%      1.71%     to       1.71%      28.78%     to       31.18%
MFS(R) GROWTH SERIES
 2013                           0.30%     to       2.80%        --      to       0.24%      33.08%     to       36.09%
 2012                           0.50%     to       2.80%        --      to         --       14.15%     to       16.49%
 2011                           0.30%     to       2.80%      0.02%     to       0.19%      (3.08)%    to       (0.86)%
 2010                           0.50%     to       2.80%        --      to         --       12.16%     to       14.45%
 2009                           0.85%     to       2.75%      0.25%     to       0.25%      33.94%     to       36.51%
MFS(R) GLOBAL EQUITY SERIES
 2013                           0.85%     to       2.75%      1.03%     to       1.07%      24.35%     to       26.73%
 2012                           0.85%     to       2.75%      1.13%     to       1.15%      20.00%     to       22.30%
 2011                           0.85%     to       2.75%      0.84%     to       0.90%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.75%      0.93%     to       1.05%       9.31%     to       11.41%
 2009                           0.85%     to       2.75%      2.21%     to       2.92%      28.40%     to       30.87%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                               3,644,176      $14.267226      to      $21.213693         $41,144,906
 2012                               5,085,899       11.043655      to       16.735353          44,592,357
 2011                               6,533,957        9.521792      to       14.705781          49,603,781
 2010                               6,590,384        9.547958      to       15.029221          51,361,525
 2009                               8,432,589        8.561398      to       13.734560          59,297,756
MFS(R) INVESTORS TRUST SERIES
 2013                              15,608,746       19.279366      to       20.063384         213,740,356
 2012                              24,614,520       15.014115      to       15.306120         262,242,753
 2011                              31,298,902       12.944985      to       12.955093         284,383,098
 2010                              37,673,459       13.332258      to       13.620354         355,461,213
 2009                              43,284,748        9.629790      to       12.614593         373,439,007
MFS(R) MID CAP GROWTH SERIES
 2013                               7,587,420        8.945794      to       24.564919          60,765,890
 2012                               9,730,483        6.541223      to       18.342938          57,492,580
 2011                              12,380,003        5.653302      to       16.189354          63,849,051
 2010                              19,574,443        6.057099      to       17.714186         108,442,576
 2009                              19,146,637        4.704525      to       14.057845          83,348,406
MFS(R) NEW DISCOVERY SERIES
 2013                               8,386,327       14.946075      to       32.761080         174,807,224
 2012                              12,139,969       10.574906      to       23.806222         184,837,534
 2011                              16,387,868        8.790789      to       20.195587         209,863,266
 2010                              19,232,141       20.562993      to       23.146322         280,246,841
 2009                              23,055,911       15.211050      to       17.468198         251,682,405
MFS(R) TOTAL RETURN SERIES
 2013                              36,646,233       15.651313      to       16.367266         621,611,838
 2012                              55,304,855       13.520426      to       13.825762         810,351,102
 2011                              66,853,907       12.497472      to       12.500488         898,521,008
 2010                              78,533,199       12.342474      to       12.628741       1,058,091,469
 2009                              88,500,101       11.280481      to       11.814046       1,108,001,544
MFS(R) VALUE SERIES
 2013                              20,712,600       19.448755      to       20.246014         395,887,084
 2012                              23,342,471       14.718539      to       14.976078         332,978,778
 2011                              27,180,453       12.962336      to       13.019258         342,014,550
 2010                              29,241,531       13.062233      to       13.429849         378,973,808
 2009                              28,820,130       11.768356      to       12.367556         349,973,875
MFS(R) RESEARCH BOND SERIES
 2013                              63,104,890       12.654375      to       12.857122         819,089,472
 2012                              27,648,766       13.064074      to       13.149603         364,024,045
 2011                              26,935,470       12.239764      to       12.596936         336,634,052
 2010                              27,873,087       11.529682      to       12.135843         332,807,085
 2009                              22,402,627       10.776388      to       11.587143         254,666,493
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                               1,836,281       16.447145      to       16.800604          27,807,527
 2012                               3,231,626       13.944898      to       14.524906          42,082,713
 2011                               3,938,506       12.051524      to       12.799862          44,693,626
 2010                               4,278,033       13.637966      to       14.770591          55,389,560
 2009                               4,858,774       12.412738      to       13.723028          57,768,376

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2013                           0.85%     to       2.75%      0.66%     to       0.85%      26.76%     to       29.19%
 2012                           0.85%     to       2.75%      0.23%     to       0.41%      13.80%     to       15.98%
 2011                           0.85%     to       2.75%      0.52%     to       0.56%      (2.15)%    to       (0.27)%
 2010                           0.85%     to       2.75%      0.39%     to       0.44%       9.43%     to       11.52%
 2009                           0.85%     to       2.75%      0.77%     to       0.77%      35.77%     to       38.37%
MFS(R) INVESTORS TRUST SERIES
 2013                           0.50%     to       2.80%      1.00%     to       1.73%      28.41%     to       31.08%
 2012                           0.50%     to       2.80%      0.72%     to       0.89%      15.89%     to       18.24%
 2011                           0.50%     to       2.80%      0.88%     to       0.93%      (4.88)%    to       (2.90)%
 2010                           0.50%     to       2.80%      0.75%     to       0.75%       8.03%     to       10.33%
 2009                           0.70%     to       2.75%      1.56%     to       1.87%      23.46%     to       26.01%
MFS(R) MID CAP GROWTH SERIES
 2013                           0.70%     to       2.80%        --      to         --       33.92%     to       36.76%
 2012                           0.70%     to       2.80%        --      to         --       13.30%     to       15.71%
 2011                           0.70%     to       2.80%        --      to         --       (8.61)%    to       (6.67)%
 2010                           0.70%     to       2.80%        --      to         --       26.08%     to       28.75%
 2009                           0.70%     to       2.75%      0.30%     to       0.30%      37.93%     to       40.79%
MFS(R) NEW DISCOVERY SERIES
 2013                           0.30%     to       2.80%        --      to         --       37.62%     to       40.79%
 2012                           0.50%     to       2.80%        --      to         --       17.88%     to       20.30%
 2011                           0.50%     to       2.80%        --      to         --      (12.75)%    to      (12.09)%
 2010                           0.85%     to       2.80%        --      to         --       32.58%     to       35.19%
 2009                           0.85%     to       2.75%        --      to         --       58.76%     to       61.80%
MFS(R) TOTAL RETURN SERIES
 2013                           0.30%     to       2.80%      1.66%     to       1.86%      15.76%     to       18.38%
 2012                           0.30%     to       2.80%      0.29%     to       2.72%       8.19%     to       10.60%
 2011                           0.30%     to       2.80%      0.31%     to       2.70%      (1.04)%    to        1.28%
 2010                           0.30%     to       2.80%      1.88%     to       1.88%       6.90%     to        9.30%
 2009                           0.50%     to       2.80%        --      to         --       12.81%     to       14.77%
MFS(R) VALUE SERIES
 2013                           0.30%     to       2.80%      1.42%     to       1.56%      32.14%     to       35.19%
 2012                           0.30%     to       2.80%      1.29%     to       1.58%      13.05%     to       15.54%
 2011                           0.30%     to       2.80%      1.31%     to       1.70%      (3.06)%    to       (0.76)%
 2010                           0.30%     to       2.80%        --      to         --        8.46%     to       10.88%
 2009                           0.50%     to       2.75%        --      to         --       17.68%     to       19.13%
MFS(R) RESEARCH BOND SERIES
 2013                           0.30%     to       2.80%      1.26%     to       1.66%      (3.77)%    to       (1.58)%
 2012                           0.30%     to       2.80%      2.75%     to       2.94%       4.39%     to        6.73%
 2011                           0.30%     to       2.80%      2.00%     to       2.69%       3.80%     to        6.16%
 2010                           0.30%     to       2.80%        --      to         --        4.50%     to        6.88%
 2009                           0.50%     to       2.75%      1.21%     to       1.21%       7.76%     to       12.77%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2013                           0.85%     to       2.80%      1.96%     to       2.59%      15.67%     to       17.94%
 2012                           0.85%     to       2.80%      2.37%     to       2.43%      13.48%     to       15.71%
 2011                           0.85%     to       2.80%      1.94%     to       1.96%     (13.34)%    to      (11.63)%
 2010                           0.85%     to       2.80%      1.61%     to       1.61%       7.75%     to        9.87%
 2009                           0.85%     to       2.70%      1.71%     to       1.71%      27.37%     to       29.75%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                               1,683,027      $18.603416      to      $20.774295         $29,265,106
 2012                               2,615,544       14.183107      to       16.149826          35,445,464
 2011                               2,844,748       12.197402      to       14.162098          33,533,133
 2010                               2,932,762       12.357294      to       14.630500          35,280,469
 2009                               3,296,011        9.903811      to       10.753312          34,627,175
MFS(R) HIGH YIELD PORTFOLIO+
 2013                              15,078,674       10.422041      to       10.526650         157,908,538
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                                 419,306       11.501993      to       11.911502           4,878,497
 2012                                 246,475       10.204702      to       10.441994           2,536,238
 2011                                  62,053        9.419996      to        9.506683             586,773
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                  23,118       15.258286      to       18.260509             398,006
 2012                                  25,413       11.923223      to       13.781237             344,956
 2011                                  36,835       10.549517      to       12.309800             448,267
 2010                                  53,725       12.211586      to       14.385458             758,435
 2009                                  70,233       10.770930      to       13.965835             891,650
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                  64,446       13.525591      to       21.230957             942,228
 2012                                  88,149       10.242183      to       16.270969             981,387
 2011                                 117,398        9.014259      to       10.039407           1,147,597
 2010                                 126,306        8.922495      to       10.037166           1,249,603
 2009                                 141,637        7.795563      to        8.857504           1,221,554
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                                 768,832       13.768822      to       14.258946          10,732,962
 2012                                 711,362       11.260778      to       11.478547           8,067,470
 2011                                 168,708       10.215239      to       10.309221           1,728,069
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                                  97,592       10.032769      to       10.092052             983,095
UIF GROWTH PORTFOLIO+
 2013                                 255,664       13.016247      to       13.109696           3,346,277
UIF MID CAP GROWTH PORTFOLIO
 2013                               1,071,141       16.301895      to       25.816450          17,333,856
 2012                               1,898,727       11.946499      to       19.300529          22,232,072
 2011                               2,412,191       11.094492      to       18.285948          26,367,296
 2010                               2,511,545       12.042001      to       20.248660          29,986,902
 2009                               2,781,163        9.172671      to       15.735172          25,455,912
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                                 851,094       16.332597      to       24.729846          14,215,747
 2012                               1,263,737       12.298679      to       19.017410          15,637,431
 2011                               1,492,590       10.594517      to       16.687980          16,021,119
 2010                               1,564,972       10.597346      to       17.004157          16,937,461
 2009                               1,624,403        8.747530      to       14.297989          14,588,118

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 2013                           0.85%     to       2.80%      0.25%     to       0.32%      28.63%     to       31.17%
 2012                           0.85%     to       2.80%      0.77%     to       0.79%      14.04%     to       16.28%
 2011                           0.85%     to       2.80%      0.83%     to       0.90%      (3.20)%    to       (1.29)%
 2010                           0.85%     to       2.80%      0.92%     to       0.92%      12.70%     to       14.92%
 2009                           0.85%     to       2.55%      1.44%     to       1.47%      27.26%     to       29.44%
MFS(R) HIGH YIELD PORTFOLIO+
 2013                           0.85%     to       2.80%      2.50%     to       2.72%       4.22%     to        5.27%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2013                           0.30%     to       1.50%      1.03%     to       1.10%      12.71%     to       14.07%
 2012                           0.30%     to       1.50%      0.09%     to       0.99%       8.33%     to        9.64%
 2011                           0.50%     to       1.50%      3.26%     to       6.18%      (5.80)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           1.40%     to       2.45%      0.34%     to       0.37%      26.64%     to       27.97%
 2012                           1.40%     to       2.35%      0.85%     to       0.92%      11.95%     to       13.02%
 2011                           1.40%     to       2.35%      0.95%     to       0.96%     (14.43)%    to      (13.61)%
 2010                           1.40%     to       2.35%      3.10%     to       3.11%       8.65%     to        9.68%
 2009                           1.40%     to       2.35%      2.33%     to       2.87%      29.63%     to       30.86%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.40%     to       2.60%      0.72%     to       0.81%      30.48%     to       32.06%
 2012                           1.40%     to       2.60%      0.95%     to       1.39%      12.27%     to       13.62%
 2011                           1.40%     to       2.40%      0.63%     to       0.78%       0.02%     to        1.03%
 2010                           1.40%     to       2.40%      1.14%     to       1.63%      12.75%     to       13.88%
 2009                           1.40%     to       2.40%      0.01%     to       0.01%      23.19%     to       24.42%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2013                           0.30%     to       1.50%      1.72%     to       1.97%      22.27%     to       23.75%
 2012                           0.50%     to       1.50%      2.03%     to       2.29%      10.24%     to       11.34%
 2011                           0.50%     to       1.50%      2.00%     to       2.29%       2.15%     to        3.09%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.35%     to       2.50%        --      to         --        0.33%     to        0.92%
UIF GROWTH PORTFOLIO+
 2013                           1.35%     to       2.75%        --      to         --       30.16%     to       31.10%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.75%     to       2.75%      0.24%     to       0.35%      33.76%     to       36.46%
 2012                           0.75%     to       2.75%        --      to         --        5.55%     to        7.68%
 2011                           0.75%     to       2.75%      0.23%     to       0.26%      (9.69)%    to       (7.87)%
 2010                           0.75%     to       2.75%        --      to         --       28.68%     to       31.28%
 2009                           0.75%     to       2.75%        --      to         --       53.11%     to       56.19%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.85%     to       2.75%      0.52%     to       0.75%      30.30%     to       32.80%
 2012                           0.85%     to       2.70%      0.62%     to       0.64%      13.96%     to       16.09%
 2011                           0.85%     to       2.70%      0.59%     to       0.61%      (1.86)%    to       (0.03)%
 2010                           0.85%     to       2.70%      0.83%     to       0.86%      18.93%     to       21.15%
 2009                           0.85%     to       2.70%      1.16%     to       1.53%      35.46%     to       37.98%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                                  45,658      $14.607207      to      $16.020231            $709,839
 2012                                  55,282       10.870781      to       11.821534             635,992
 2011                                  80,188       10.110543      to       11.070503             863,063
 2010                                  71,985       11.168445      to       12.088848             846,622
 2009                                  81,181        8.644265      to        9.249819             734,230
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                                 705,102       13.033462      to       13.419051           9,392,354
 2012                                 709,926        9.918146      to       10.110023           7,187,104
 2011                                 167,853        8.865043      to        8.946664           1,520,195
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                                 170,022       13.288083      to       20.441751           2,252,777
 2012                                 242,428       10.354264      to       16.233549           2,491,089
 2011                                 286,259        9.175765      to       14.661738           2,625,631
 2010                                 298,124        9.383033      to       15.280537           2,800,542
 2009                                 338,692        8.670403      to       14.390901           2,983,346
OPPENHEIMER GLOBAL FUND/ VA+
 2013                               1,371,599       14.259651      to       21.017468          19,317,277
 2012                               2,458,427       11.379499      to       17.011297          27,307,890
 2011                               3,043,406        9.479173      to       14.456531          28,503,955
 2010                               3,102,854       10.440769      to       16.244864          32,002,764
 2009                               3,330,171        9.091739      to       14.431646          30,069,311
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                                 262,453       14.713944      to       20.532026           3,800,498
 2012                                 334,198       11.290049      to       16.056067           3,725,587
 2011                                 347,115        9.764597      to       14.152904           3,355,752
 2010                                 256,255        9.879026      to       14.593482           2,537,014
 2009                                 251,866        8.602066      to       12.950825           2,174,143
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                               1,475,043       17.806066      to       25.598128          25,782,479
 2012                               2,228,053       12.757530      to       18.710163          27,876,674
 2011                               2,658,375       10.923371      to       16.343630          28,677,185
 2010                               2,939,236       11.274242      to       17.209473          32,956,942
 2009                               3,185,866        9.230857      to       14.374862          29,411,750
OPPENHEIMER EQUITY INCOME
 FUND+
 2013                                 285,975       13.044475      to       18.827018           3,689,507
 2012                                 151,367       10.221740      to       15.028094           1,569,430
 2011                                 165,954        9.115962      to       13.652516           1,541,212
 2010                                 143,100        9.199060      to        9.625296           1,389,456
 2009                                 212,399        8.211525      to        8.455636           1,798,331
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               5,112,542       14.028001      to       18.531931          69,534,219
 2012                               7,129,432       13.109378      to       17.668133          90,905,102
 2011                               7,493,345       11.843122      to       16.283898          87,183,520
 2010                               8,774,553       12.322677      to       17.285592         107,300,181
 2009                               9,270,764       11.019201      to       15.769223         101,820,907

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                           1.35%     to       2.20%      0.06%     to       0.06%      34.37%     to       35.52%
 2012                           1.35%     to       2.20%        --      to         --        5.88%     to        6.78%
 2011                           1.35%     to       2.50%        --      to       0.15%      (9.47)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2013                           0.50%     to       1.50%        --      to         --       31.41%     to       32.73%
 2012                           0.50%     to       1.50%      0.63%     to       0.70%      11.88%     to       13.00%
 2011                           0.50%     to       1.50%      0.68%     to       1.13%     (11.35)%    to      (10.53)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           0.85%     to       2.75%      0.75%     to       0.88%      25.92%     to       28.33%
 2012                           0.85%     to       2.75%      0.40%     to       0.48%      10.72%     to       12.84%
 2011                           0.85%     to       2.75%      0.11%     to       0.12%      (4.05)%    to       (2.21)%
 2010                           0.85%     to       2.75%        --      to         --        6.18%     to        8.22%
 2009                           0.85%     to       2.75%        --      to         --       40.25%     to       42.93%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.85%     to       2.75%      1.13%     to       1.31%      23.55%     to       25.92%
 2012                           0.75%     to       2.75%      1.92%     to       2.53%      17.67%     to       20.05%
 2011                           0.75%     to       2.75%      1.06%     to       1.06%     (11.01)%    to       (9.21)%
 2010                           0.75%     to       2.75%      1.22%     to       1.24%      12.56%     to       14.84%
 2009                           0.75%     to       2.75%      2.27%     to       2.27%      35.58%     to       38.32%
OPPENHEIMER MAIN STREET
 FUND/VA
 2013                           0.85%     to       2.75%      0.84%     to       0.87%      27.88%     to       30.33%
 2012                           0.85%     to       2.75%      0.66%     to       0.76%      13.45%     to       15.62%
 2011                           0.85%     to       2.75%      0.59%     to       0.65%      (3.02)%    to       (1.16)%
 2010                           0.85%     to       2.75%      0.67%     to       0.89%      12.68%     to       14.85%
 2009                           0.85%     to       2.75%      1.36%     to       1.36%      24.53%     to       26.91%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.75%     to       2.75%      0.68%     to       1.03%      36.81%     to       39.57%
 2012                           0.75%     to       2.75%      0.33%     to       0.33%      14.48%     to       16.79%
 2011                           0.75%     to       2.75%      0.39%     to       0.40%      (5.03)%    to       (3.11)%
 2010                           0.75%     to       2.75%      0.36%     to       0.42%      19.72%     to       22.14%
 2009                           0.75%     to       2.75%      0.23%     to       0.23%      33.18%     to       35.86%
OPPENHEIMER EQUITY INCOME
 FUND+
 2013                           0.85%     to       2.70%      1.13%     to       1.19%      25.28%     to       27.62%
 2012                           0.85%     to       2.70%      1.13%     to       1.13%      10.08%     to       12.13%
 2011                           0.85%     to       2.70%        --      to       0.88%      (7.03)%    to       (5.29)%
 2010                           0.85%     to       2.45%      0.89%     to       0.89%      12.03%     to       13.83%
 2009                           0.85%     to       2.45%      0.16%     to       0.36%      29.37%     to       31.45%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.75%     to       2.75%      3.03%     to       3.75%       4.89%     to        7.01%
 2012                           0.75%     to       2.75%      5.43%     to       5.52%       8.50%     to       10.69%
 2011                           0.75%     to       2.75%      9.55%     to       9.62%      (5.79)%    to       (3.89)%
 2010                           0.75%     to       2.75%     13.81%     to      13.88%       9.62%     to       11.83%
 2009                           0.75%     to       2.75%      4.65%     to       4.65%      51.15%     to       54.20%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                 370,550      $13.797846      to      $19.524199          $5,048,593
 2012                                 736,311       10.968758      to       11.908654           8,526,279
 2011                                 688,977       10.506520      to       15.010968           7,120,025
 2010                                 727,108       10.630143      to       15.440421           7,642,758
 2009                                 726,166        9.338424      to       13.789621           6,730,516
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                                 114,845        9.589137      to       16.519571           1,150,307
 2012                                 156,408        8.100248      to       13.845310           1,305,467
 2011                                 179,940        6.712534      to       11.544659           1,238,367
 2010                                 175,158        7.851992      to       13.757115           1,414,119
 2009                                 186,215        7.392382      to       13.193438           1,399,090
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                                 156,042       10.463205      to       16.856709           1,585,939
 2012                                 159,185        8.034559      to       13.289604           1,303,847
 2011                                 183,936        6.673092      to       11.204386           1,250,369
 2010                                 184,549        8.227517      to       13.865393           1,530,117
 2009                                 214,939        7.486362      to       13.002746           1,630,606
PUTNAM VT INVESTORS FUND
 2013                                   9,920       16.729294      to       21.580184             185,390
 2012                                   9,099       12.581848      to       16.050711             129,579
 2011                                   5,241       10.926607      to       13.807398              70,658
 2010                                   3,795       13.870722      to       13.870722              52,641
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                 202,752       16.528583      to       24.213174           3,280,334
 2012                                 186,810       11.928452      to       17.818061           2,235,027
 2011                                 273,496       10.229368      to       15.580789           2,799,023
 2010                                 203,283       10.787046      to       16.801794           2,233,268
 2009                                 176,203        8.587762      to       13.701124           1,560,968
PUTNAM VT VOYAGER FUND
 2013                                 622,930       14.335692      to       20.649711          10,533,928
 2012                                 672,840       10.125015      to       14.310109           7,794,695
 2011                                 196,402        8.997772      to       12.590426           2,079,361
 2010                                  34,353       11.118426      to       15.402708             513,917
 2009                                     375       12.814702      to       12.814702               4,805
PUTNAM VT EQUITY INCOME FUND
 2013                                  86,799       16.810753      to       21.237933           1,730,502
 2012                                  81,472       12.887241      to       16.232605           1,245,921
 2011                                  68,788       10.965150      to       13.578750             883,394
 2010                                  36,701       10.921139      to       13.389583             489,319
 2009                                      71       11.950208      to       11.950208                 854
PIMCO ALL ASSET FUND
 2013                                 180,362       11.153166      to       11.550113           2,028,753
 2012                                 143,177       11.309358      to       11.572157           1,626,976
 2011                                  31,189        9.999541      to       10.091449             311,615
PIMCO EQS PATHFINDER FUND
 2013                                 676,739       11.922059      to       12.274554           8,157,536
 2012                                 613,597       10.153212      to       10.349481           6,249,628
 2011                                 136,466        9.389138      to        9.475458           1,276,923

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           1.15%     to       2.40%      1.82%     to       2.16%      16.66%     to       18.13%
 2012                           0.75%     to       2.45%        --      to       0.73%      11.44%     to       13.35%
 2011                           0.75%     to       2.40%      3.70%     to       4.30%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      2.06%     to       4.63%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%        --      to         --       32.00%     to       34.20%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           1.25%     to       2.40%      2.74%     to       3.29%      19.32%     to       20.69%
 2012                           0.85%     to       2.40%      2.90%     to       4.98%      18.82%     to       20.67%
 2011                           0.85%     to       2.70%      2.54%     to       2.55%     (16.08)%    to      (14.51)%
 2010                           0.85%     to       2.70%      3.38%     to       3.41%       4.27%     to        6.22%
 2009                           0.85%     to       2.70%        --      to         --       22.83%     to       25.12%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           0.75%     to       2.40%        --      to       1.75%      25.04%     to       27.11%
 2012                           1.25%     to       2.75%      2.16%     to       2.18%      18.61%     to       20.40%
 2011                           1.25%     to       2.75%      3.20%     to       3.38%     (19.19)%    to      (17.97)%
 2010                           0.85%     to       2.75%        --      to         --        7.04%     to        9.10%
 2009                           1.25%     to       2.40%        --      to         --       21.68%     to       23.09%
PUTNAM VT INVESTORS FUND
 2013                           0.50%     to       1.50%      1.41%     to       1.46%      33.11%     to       34.45%
 2012                           0.50%     to       1.45%      1.02%     to       1.29%      15.15%     to       16.25%
 2011                           0.50%     to       1.45%        --      to       1.15%      (1.40)%    to       (0.46)%
 2010                           0.50%     to       0.50%      0.53%     to       0.53%      13.35%     to       13.35%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           0.75%     to       2.70%      0.84%     to       1.03%      35.89%     to       38.56%
 2012                           0.75%     to       2.70%      0.44%     to       0.44%      14.36%     to       16.61%
 2011                           0.75%     to       2.70%      0.42%     to       0.49%      (7.27)%    to       (5.44)%
 2010                           0.85%     to       2.70%      0.30%     to       0.30%      22.63%     to       24.92%
 2009                           1.15%     to       2.70%      1.44%     to       1.44%      28.03%     to       30.03%
PUTNAM VT VOYAGER FUND
 2013                           0.30%     to       1.50%        --      to       0.93%      41.59%     to       43.29%
 2012                           0.50%     to       1.50%      0.28%     to       0.30%      12.53%     to       13.66%
 2011                           0.50%     to       1.50%        --      to         --      (19.07)%    to      (18.26)%
 2010                           0.50%     to       1.50%      0.89%     to       0.89%      11.18%     to       20.20%
 2009                           0.50%     to       0.50%        --      to         --       28.15%     to       28.15%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.50%     to       1.50%      1.85%     to       2.12%      30.44%     to       31.75%
 2012                           0.30%     to       1.50%        --      to       2.00%      17.53%     to       18.95%
 2011                           0.50%     to       1.50%      1.55%     to       2.12%       0.40%     to        1.41%
 2010                           0.50%     to       1.50%      0.95%     to       0.95%       9.21%     to       12.05%
 2009                           0.50%     to       0.50%        --      to         --       19.50%     to       19.50%
PIMCO ALL ASSET FUND
 2013                           0.30%     to       1.50%      2.74%     to       4.55%      (1.38)%    to       (0.19)%
 2012                           0.30%     to       1.50%      4.76%     to       5.18%      13.10%     to       14.46%
 2011                           0.50%     to       1.50%      4.00%     to       4.64%         --      to        0.91%
PIMCO EQS PATHFINDER FUND
 2013                           0.50%     to       1.50%      1.93%     to       2.06%      17.42%     to       18.60%
 2012                           0.50%     to       1.50%      0.84%     to       0.94%       8.14%     to        9.22%
 2011                           0.50%     to       1.50%      0.09%     to       0.16%      (6.11)%    to       (5.25)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET FUND
 2013                                  81,041       $9.408609      to       $9.686929            $764,413
 2012                                  71,070       10.371089      to       10.571584             737,329
 2011                                  27,351        9.678566      to        9.767544             264,759
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                 229,655        1.937982      to       20.615066             544,906
 2012                                 250,217        1.523865      to       16.356405             459,248
 2011                                 372,951        1.312477      to        1.401227             512,677
 2010                                 355,404        1.407108      to        1.492525             523,269
 2009                                 360,460        1.341763      to        1.414006             504,354
JENNISON PORTFOLIO
 2013                                  28,559        1.356307      to        1.356307              38,735
 2012                                  43,669        1.011181      to        1.011181              44,157
 2011                                  43,669        0.893188      to        0.893188              39,005
 2010                                 116,634        0.897947      to        0.924809             106,650
 2009                                 139,798        0.825281      to        0.873620             118,032
PRUDENTIAL VALUE PORTFOLIO
 2013                                 188,064        1.646523      to       20.755915             355,503
 2012                                 221,467        1.263664      to       16.049431             315,604
 2011                                 221,591        1.126140      to       14.410334             284,514
 2010                                 269,412        1.176590      to        1.217103             325,053
 2009                                 269,804        1.059167      to        1.091807             292,267
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                               2,893,224       14.694090      to       18.782197          44,729,272
 2012                               3,837,095       11.014058      to       14.461375          44,591,206
 2011                               4,781,804        9.714248      to       12.992792          49,253,592
 2010                               5,217,369       10.023866      to       13.657326          55,919,948
 2009                               5,136,540        9.010887      to       12.506409          49,876,282
INVESCO V.I. COMSTOCK FUND+
 2013                                 122,895       20.403590      to       22.731362           2,702,011
 2012                                 159,504       15.421242      to       16.984478           2,630,889
 2011                                 192,593       13.295328      to       14.475731           2,715,455
 2010                                 211,931       13.925507      to       14.988434           3,105,136
 2009                                 226,033       12.341037      to       13.131153           2,910,971
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                               4,468,382       13.740793      to       14.509057          62,824,449
 2012                               6,138,699       10.083217      to       10.441741          62,842,077
 2011                               3,990,162        9.117538      to        9.259472          36,629,296
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                               1,016,535       13.020689      to       13.466679          13,448,655
 2012                                 840,320        9.767694      to        9.924071           8,268,268
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                 392,416        1.515427      to        1.725118             723,530
 2012                                 509,389        1.298791      to        1.461617             818,108
 2011                                 728,215        1.178104      to        1.310634             893,823
 2010                                 895,881        1.134366      to        1.247548           1,058,972
 2009                                 982,610        1.026647      to        1.116172           1,046,224

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET FUND
 2013                           0.50%     to       1.50%      3.15%     to       3.19%      (9.28)%    to       (8.37)%
 2012                           0.50%     to       1.50%      3.35%     to       3.50%       7.16%     to        8.23%
 2011                           0.50%     to       1.50%        --      to         --       (3.21)%    to       (2.32)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.70%     to       2.60%        --      to         --       26.04%     to       27.18%
 2012                           1.70%     to       2.60%        --      to         --        7.78%     to        8.75%
 2011                           1.70%     to       2.35%        --      to         --       (6.73)%    to       (6.12)%
 2010                           1.70%     to       2.35%        --      to         --        4.87%     to        5.55%
 2009                           1.70%     to       2.35%        --      to         --       53.75%     to       54.75%
JENNISON PORTFOLIO
 2013                           2.20%     to       2.20%        --      to         --       34.13%     to       34.13%
 2012                           2.20%     to       2.20%        --      to         --       13.21%     to       13.21%
 2011                           2.20%     to       2.20%        --      to         --       (2.26)%    to       (2.26)%
 2010                           2.05%     to       2.40%      0.02%     to       0.02%       8.81%     to        9.19%
 2009                           1.70%     to       2.40%      0.28%     to       0.29%      39.21%     to       40.19%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.70%     to       2.45%        --      to         --       29.32%     to       30.30%
 2012                           1.70%     to       2.45%      0.55%     to       0.55%      11.37%     to       12.21%
 2011                           1.70%     to       2.45%        --      to       0.50%      (8.17)%    to       (7.47)%
 2010                           1.70%     to       2.05%      0.33%     to       0.34%      11.09%     to       11.48%
 2009                           1.70%     to       2.05%      1.65%     to       1.74%      38.52%     to       39.01%
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.75%     to       2.75%      1.18%     to       1.23%      30.14%     to       32.77%
 2012                           0.85%     to       2.70%      1.28%     to       1.54%      11.30%     to       13.38%
 2011                           0.85%     to       2.70%      1.00%     to       1.04%      (4.87)%    to       (3.09)%
 2010                           0.85%     to       2.70%      0.10%     to       0.10%       9.20%     to       11.24%
 2009                           0.85%     to       2.70%      3.58%     to       4.54%      20.80%     to       23.06%
INVESCO V.I. COMSTOCK FUND+
 2013                           1.35%     to       2.50%      1.43%     to       1.46%      32.31%     to       33.84%
 2012                           1.35%     to       2.50%      1.42%     to       1.45%      15.99%     to       17.33%
 2011                           1.35%     to       2.50%      1.34%     to       1.36%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.14%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.20%     to       4.32%      25.24%     to       26.69%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           0.85%     to       2.80%      0.38%     to       0.45%      36.27%     to       38.95%
 2012                           0.85%     to       2.80%        --      to         --       10.59%     to       12.77%
 2011                           0.85%     to       2.80%        --      to         --       (8.82)%    to       (7.41)%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           0.75%     to       2.75%      0.20%     to       0.51%      33.30%     to       35.58%
 2012                           0.85%     to       2.75%        --      to         --       (2.32)%    to       (0.76)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.35%     to       2.50%      1.54%     to       1.57%      16.68%     to       18.03%
 2012                           1.35%     to       2.50%      1.38%     to       1.53%      10.24%     to       11.52%
 2011                           1.35%     to       2.50%      2.48%     to       2.86%       3.86%     to        5.06%
 2010                           1.35%     to       2.50%      1.73%     to       1.74%      10.49%     to       11.77%
 2009                           1.35%     to       2.50%      2.02%     to       2.04%      12.61%     to       13.91%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                               2,409,449       $1.578072      to      $12.135875          $4,292,748
 2012                               3,279,900        1.639407      to       12.785324           5,451,561
 2011                               3,840,214        1.566088      to       12.385714           5,917,870
 2010                               4,657,934        1.332467      to        1.465421           6,596,959
 2009                               4,948,130        1.276163      to        1.387455           7,296,678
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                               1,435,806        1.485583      to        1.691084           2,539,064
 2012                               1,933,900        1.168928      to        1.315436           2,477,581
 2011                               2,463,930        1.003183      to        1.116024           2,681,276
 2010                               3,041,018        1.051224      to        1.156101           3,419,265
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                                  80,929       13.282386      to       13.831388           1,099,723
 2012                                 109,977       11.394184      to       11.729566           1,273,524
 2011                                 133,369       10.294596      to       10.476517           1,386,842
 2010                                 155,090       12.120069      to       12.193157           1,886,410
 2009                               1,913,891        0.920576      to        1.000862           1,856,144
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 939,461        2.243131      to        2.553438           2,534,678
 2012                               1,299,692        1.530857      to        1.722746           2,159,489
 2011                               1,583,406        1.455057      to        1.618725           2,489,270
 2010                               1,949,054        1.563785      to        1.719780           3,274,796
 2009                               2,298,885        1.264746      to        1.375020           3,049,986
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                  73,497       25.492367      to       29.195713           1,875,011
 2012                                  89,517       17.968169      to       20.805660           1,618,360
 2011                                 103,948       15.468782      to       18.109556           1,601,116
 2010                                 121,343       15.612951      to       18.480499           1,890,354
 2009                                 111,407       11.675368      to       13.972442           1,272,221
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                  14,946       15.770519      to       21.137712             229,743
 2012                                  20,885       13.060130      to       13.929712             279,657
 2011                                  36,256       11.711416      to       12.385528             436,787
 2010                                  44,338       12.909634      to       13.537143             587,674
 2009                                  49,368       11.255012      to       11.702245             566,482
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  23,226       16.713448      to       18.211399             410,366
 2012                                  25,577       13.093485      to       14.125238             351,370
 2011                                  29,014       11.603564      to       12.393407             352,314
 2010                                  23,563       12.679284      to       13.295704             307,789
 2009                                  13,895       10.473260      to       10.740753             147,847

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.35%     to       2.75%      1.24%     to       1.24%      (5.08)%    to       (3.74)%
 2012                           1.35%     to       2.75%      1.44%     to       1.45%       3.23%     to        4.68%
 2011                           1.35%     to       2.75%      1.70%     to       2.69%       5.38%     to        6.87%
 2010                           1.35%     to       2.50%      3.37%     to       3.42%       4.41%     to        5.62%
 2009                           1.35%     to       2.50%      4.51%     to       4.52%       9.25%     to       10.52%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.35%     to       2.50%      0.99%     to       1.01%      27.09%     to       28.56%
 2012                           1.35%     to       2.50%      1.35%     to       1.35%      16.52%     to       17.87%
 2011                           1.35%     to       2.50%      0.52%     to       0.54%      (4.57)%    to       (3.47)%
 2010                           1.35%     to       2.50%      0.53%     to       0.79%      11.02%     to       12.30%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.35%     to       2.50%      2.12%     to       2.14%      16.57%     to       17.92%
 2012                           1.35%     to       2.50%      1.35%     to       1.37%      10.68%     to       11.96%
 2011                           1.35%     to       2.50%      0.29%     to       0.31%     (15.06)%    to      (14.08)%
 2010                           1.35%     to       2.50%        --      to         --       21.20%     to       21.93%
 2009                           1.35%     to       2.50%      3.01%     to       3.20%       9.88%     to       11.15%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.35%     to       2.50%        --      to         --       46.53%     to       48.22%
 2012                           1.35%     to       2.50%        --      to         --        5.21%     to        6.43%
 2011                           1.35%     to       2.50%        --      to         --       (6.95)%    to       (5.88)%
 2010                           1.35%     to       2.50%        --      to         --       23.64%     to       25.07%
 2009                           1.35%     to       2.50%        --      to         --       48.88%     to       50.60%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.35%     to       2.45%      0.01%     to       0.01%      40.33%     to       41.88%
 2012                           1.35%     to       2.45%        --      to         --       14.89%     to       16.16%
 2011                           1.35%     to       2.45%        --      to         --       (2.01)%    to       (0.92)%
 2010                           1.35%     to       2.45%        --      to         --       32.26%     to       33.73%
 2009                           1.35%     to       2.45%        --      to         --       36.91%     to       38.43%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.35%     to       2.45%      0.69%     to       0.70%      11.98%     to       13.21%
 2012                           1.35%     to       2.20%      0.81%     to       0.86%      11.52%     to       12.47%
 2011                           1.35%     to       2.20%      0.67%     to       0.79%      (9.28)%    to       (8.51)%
 2010                           1.35%     to       2.20%      1.48%     to       1.59%      14.70%     to       15.68%
 2009                           1.35%     to       2.20%      1.22%     to       1.30%      56.70%     to       58.03%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.35%     to       2.35%      0.20%     to       0.20%      27.65%     to       28.93%
 2012                           1.35%     to       2.35%      0.10%     to       0.10%      12.84%     to       13.97%
 2011                           1.35%     to       2.35%        --      to       0.14%      (7.71)%    to       (6.79)%
 2010                           1.35%     to       2.20%      0.55%     to       0.55%      21.06%     to       22.10%
 2009                           1.65%     to       2.20%        --      to         --       44.53%     to       45.32%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

-------------------------------------------------------------------------------

  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV Plus (same as MAV/EPB) maximum of 0.30%

       The Hartford's Principal First Charge maximum of 0.75%

       The Hartford's Principal First Preferred Charge maximum of 0.20%

       MAV 70 Death Benefit Charge maximum of 0.20%

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Return of Premium Death Benefit maximum of 0.75%

       MAV III maximum of 1.50%

       MAV IV maximum of 1.50%

       MAV V maximum of 1.50%

       Legacy lock maximum of 1.50%

       Daily lock maximum of 2.50%

       Return of Premium III maximum of 0.75%

       Return of Premium IV maximum of 0.75%

       Return of Premium V maximum of 0.75%

       Maximum daily value maximum of 1.50%

       Safety Plus maximum of 2.50%

       Future6 maximum of 2.50%

       Future5 maximum of 2.50%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2013 and 2012, and for the Years Ended December 31, 2013, 2012 and 2011

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                          PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                                 F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus                        F-3
 Statements of Operations                                                    F-4
 Statements of Changes in Capital and Surplus                                F-5
 Statements of Cash Flows                                                    F-6
 Notes to Statutory-Basis Financial Statements                               F-7

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
                                                                    CityPlaceI, 32ndFloor
                                                                    185 Asylum Street
                                                                    Hartford,CT 06103-3402
                                                                    USA
                                                                    Tel:+1 860 725 3000
                                                                    Fax:+1860 725 3500
                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 25, 2014

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                     AS OF DECEMBER 31,
                                                2013                   2012
--------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                       $6,607,547,375        $13,760,107,102
 Common and preferred stocks                    127,419,027            833,792,149
 Mortgage loans on real estate                  748,644,757            907,375,838
 Real estate                                     24,138,440             24,674,594
 Contract loans                                 113,618,103            375,218,562
 Cash and short-term investments              1,073,189,919          2,012,782,902
 Derivatives                                    733,869,075            673,239,577
 Other invested assets                          412,748,837            279,355,350
                                          -----------------      -----------------
          TOTAL CASH AND INVESTED ASSETS      9,841,175,533         18,866,546,074
                                          -----------------      -----------------
 Investment income due and accrued              147,796,682            200,098,931
 Amounts recoverable for reinsurance             13,042,870            226,878,415
 Federal income tax recoverable                   4,563,265                     --
 Net deferred tax asset                         246,175,000            394,723,616
 Receivables from parent, subsidiaries
  and affiliates                                         --             13,512,043
 Other assets                                    87,962,342            157,051,791
 Separate Account assets                     44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                   TOTAL ADMITTED ASSETS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------
LIABILITIES
 Aggregate reserves for future benefits      $3,888,279,333         $9,208,744,094
 Liability for deposit-type contracts         1,359,149,615          1,543,283,228
 Policy and contract claim liabilities           17,654,042             74,111,929
 Asset valuation reserve                         43,221,943            162,571,194
 Interest maintenance reserve                    11,100,036             88,321,743
 Payables to parent, subsidiaries and
  affiliates                                     33,588,068             35,894,640
 Accrued expense allowances and other
  amounts due from Separate Accounts           (439,117,332)          (670,087,726)
 Funds held under reinsurance treaties
  with unauthorized reinsurers                  255,906,441          2,981,569,933
 Payable for investment repurchase
  program                                                --          1,614,859,275
 Collateral on derivatives                      184,976,453            467,830,775
 Other liabilities                            1,905,349,635          1,325,497,396
 Separate Account liabilities                44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                       TOTAL LIABILITIES     51,476,315,119         62,684,481,612
                                          -----------------      -----------------
CAPITAL AND SURPLUS
 Common stock -- par value $1,250 per
  share, 3,000 shares authorized, 2,000
  shares issued and outstanding                   2,500,000              2,500,000
 Aggregate write-ins for other than
  special surplus funds                         356,288,911            169,606,804
 Gross paid-in and contributed surplus        1,724,153,661          2,771,903,231
 Unassigned surplus                             997,664,886             82,204,354
                                          -----------------      -----------------
               TOTAL CAPITAL AND SURPLUS      3,080,607,458          3,026,214,389
                                          -----------------      -----------------
       TOTAL LIABILITIES AND CAPITAL AND
                                 SURPLUS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                              2013                      2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                       $(2,982,594,824)          $1,288,798,535           $1,401,142,759
 Net investment income                                         347,140,114              687,977,036              637,017,383
 Commissions and expense allowances on reinsurance
  ceded                                                        237,724,234               49,989,787               34,051,212
 Reserve adjustments on reinsurance ceded                  (11,525,149,849)          (8,032,092,137)          (7,279,328,984)
 Fee income                                                  1,091,315,212            1,206,201,964            1,366,934,784
 Other revenues                                                (32,644,968)              22,453,259               13,413,968
                                                      --------------------       ------------------       ------------------
                                      TOTAL REVENUES       (12,864,210,081)          (4,776,671,556)          (3,826,768,878)
                                                      --------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    320,204,707              759,877,305              703,019,683
 Disability and other benefits                                   3,947,333                8,161,076                9,127,886
 Surrenders and other fund withdrawals                        (155,831,892)             305,668,254              331,833,655
 Commissions and expense allowances                            452,981,544              468,295,588              523,282,542
 (Decrease) increase in aggregate reserves for life
  and accident and health policies                          (5,487,457,401)            (378,937,282)           2,416,785,246
 General insurance expenses                                     87,609,648              354,659,954              308,877,214
 Net transfers from Separate Accounts                       (9,917,191,960)          (7,601,449,859)          (7,446,610,318)
 Modified coinsurance adjustment on reinsurance
  assumed                                                     (242,324,170)            (292,387,321)            (201,842,919)
 IMR adjustment on reinsurance ceded                          (515,239,930)                      --                       --
 Other expenses                                                286,342,487              125,643,377              230,507,595
                                                      --------------------       ------------------       ------------------
                         TOTAL BENEFITS AND EXPENSES       (15,166,959,634)          (6,250,468,908)          (3,125,019,416)
                                                      --------------------       ------------------       ------------------
      NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
                        INCOME TAX (BENEFIT) EXPENSE         2,302,749,553            1,473,797,352             (701,749,462)
 Federal income tax (benefit) expense                         (220,692,418)             323,855,226              115,068,345
                                                      --------------------       ------------------       ------------------
                     NET GAIN (LOSS) FROM OPERATIONS         2,523,441,971            1,149,942,126             (816,817,807)
                                                      --------------------       ------------------       ------------------
 Net realized capital losses, after tax                     (1,801,673,490)            (438,565,374)             (41,037,858)
                                                      --------------------       ------------------       ------------------
                                   NET INCOME (LOSS)          $721,768,481             $711,376,752            $(857,855,665)
                                                      --------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,771,903,231           2,893,378,493           2,890,696,495
 Capital (return) contribution                                (1,047,749,570)           (121,475,262)              2,681,998
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      1,724,153,661           2,771,903,231           2,893,378,493
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      169,606,804             174,887,393             182,105,606
 Amortization and decreases of gain on inforce
  reinsurance                                                   (215,694,859)             (5,280,589)             (7,218,213)
 Additions to gain on inforce reinsurance                        402,376,966                      --                      --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        356,288,911             169,606,804             174,887,393
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                       82,204,354             684,067,442             805,765,945
 Net income (loss)                                               721,768,481             711,376,752            (857,855,665)
 Change in net unrealized capital (losses) gains on
  common stocks and other invested assets                       (154,476,512)           (106,980,222)            352,961,532
 Change in net unrealized foreign exchange capital
  gains(losses)                                                  363,986,509            (823,914,426)            265,927,783
 Change in net deferred income tax                              (375,254,834)             72,756,668             499,609,022
 Change in asset valuation reserve                               119,349,251              16,922,045            (162,934,104)
 Change in nonadmitted assets                                    240,087,637            (648,630,747)           (219,410,471)
 Cumulative effect of change in accounting principles                     --             176,605,742                      --
 Change in liability for reinsurance in unauthorized
  companies                                                               --                   1,100                   3,400
                                     BALANCE, END OF YEAR        997,664,886              82,204,354             684,067,442
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,080,607,458          $3,026,214,389          $3,931,439,070
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                             $15,820,221          $1,289,285,920          $1,399,332,372
 Net investment income                                           364,733,620             702,155,801             613,946,357
 Reserve adjustments on reinsurance                          (11,525,149,849)         (8,032,092,137)         (7,279,328,984)
 Miscellaneous income                                          1,635,924,081           1,261,070,634           1,409,156,457
                                                           -----------------       -----------------       -----------------
  Total income                                                (9,508,671,927)         (4,779,579,782)         (3,856,893,798)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                  (377,328,461)            861,678,272           1,061,260,232
 Federal income tax payments (recoveries)                         47,256,686             (75,830,891)           (115,479,588)
 Net transfers from Separate Accounts                        (10,148,162,354)         (7,815,822,328)         (7,863,768,436)
 Other expenses                                                  997,622,493           1,837,953,351              64,878,126
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (9,480,611,636)         (5,192,021,596)         (6,853,109,666)
                                                           -----------------       -----------------       -----------------
     NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES        (28,060,291)            412,441,814           2,996,215,868
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,037,482,299           6,156,517,642           5,209,426,005
 Common and preferred stocks                                     342,055,826             199,580,266              53,875,698
 Mortgage loans                                                    5,855,121              69,995,071              34,571,199
 Derivatives and other                                           158,163,292              33,818,042             251,024,069
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,543,556,538           6,459,911,021           5,548,896,971
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         3,576,442,582           8,537,855,101           6,908,483,885
 Common and preferred stocks                                      55,567,364              15,489,335             146,121,947
 Mortgage loans                                                   27,000,000             316,475,000             256,825,000
 Real estate                                                         589,238                 236,398                      --
 Derivatives and other                                         1,270,287,989           1,207,268,735             119,866,202
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   4,929,887,173          10,077,324,569           7,431,297,034
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                   (7,915,459)              4,563,280               6,146,082
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES      1,621,584,824          (3,621,976,828)         (1,888,546,145)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Return of capital and paid in surplus                        (1,049,578,625)                     --                      --
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                  (2,725,663,492)            428,824,026             552,976,734
 Collateral (paid) received on investment repurchase
  program                                                     (1,614,859,275)          1,614,859,275                      --
 Net other cash provided (used)                                2,856,983,877                (909,087)            (54,575,550)
                                                           -----------------       -----------------       -----------------
            NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                 MISCELLANEOUS ACTIVITIES     (2,533,117,515)          2,042,774,214             498,401,184
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                    (939,592,982)         (1,166,760,800)          1,606,070,907
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            2,012,782,902           3,179,543,702           1,573,472,795
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $1,073,189,920          $2,012,782,902          $3,179,543,702
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 IMR adjustment on reinsurance ceded                             515,239,930                      --                      --
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           1,924,751               5,189,550               2,681,998
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation                177,694               2,721,550               1,736,296
 Noncash transfer of premiums for the reinsurance
  transaction                                                  2,983,414,000                      --
 Noncash transfer of bonds for the reinsurance
  transaction                                                 (5,305,075,000)                     --
 Noncash transfer of contract loans for the reinsurance
  transaction                                                    253,685,000                      --
 Noncash transfer of mortgage loans for the reinsurance
  transaction                                                   (184,962,000)                     --
 Noncash transfer of investment income for the
  reinsurance transaction                                        (63,149,000)                     --
 Noncash transfer of deposit liabilities for the
  reinsurance transaction                                         24,594,000                      --
 Noncash transfer of funds withheld for the reinsurance
  transaction                                                  2,768,953,000                      --
 Noncash transfer other for the reinsurance transaction           29,910,000                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2013 AND 2012 AND 2011

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses on January 2, 2013, January 1, 2013, and November 30, 2012, respectively. See Notes 6 and 13.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2013                    2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $721,768,481            $711,376,752            $(857,855,665)
State prescribed practice:
Reinsurance reserve credit (as described above)                (180,280,857)            (88,280,194)             161,739,538
                                                          -----------------       -----------------       ------------------
                                                               (180,280,857)            (88,280,194)             161,739,538
                             NET INCOME (LOSS), NAIC SAP      $ 902,049,338           $ 799,656,946         $ (1,019,595,203)
                                                          -----------------       -----------------       ------------------
Statutory capital and surplus, State of Connecticut          $3,080,607,458          $3,026,214,389           $3,931,439,071
 Basis
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           127,493,929             307,774,786              396,054,980
                                                          -----------------       -----------------       ------------------
                                                                127,493,929             307,774,786              396,054,980
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,953,113,529         $ 2,718,439,603          $ 3,535,384,091
                                                          -----------------       -----------------       ------------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 3 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2013 and 2012, the Company had $13,054,818,842 and $15,553,422,110, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential") effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2013 and 2012 totaled $55,342,530 and $64,681,219, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2013 is presented below:

                                                                SEPARATE
                                                                 ACCOUNT         SEPARATE
                                                GENERAL           WITH           ACCOUNT
                                                ACCOUNT        GUARANTEES     NONGUARANTEED         TOTAL           % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. with fair value adjustment                $1,356,866,201       $ --                  $ --    $1,356,866,201          3.11
 2. At book value less current surrender
  charge of 5% or more                            69,909,202         --                    --        69,909,202          0.16
 3. At fair value                                         --         --        39,133,902,165    39,133,902,165         89.60
                                            ----------------      -----      ----------------  ----------------      --------
 4. Total with adjustment or at fair value     1,426,775,403         --        39,133,902,165    40,560,677,568         92.87
 5. At book value without adjustment
  (minimal or no charge or adjustment)         2,457,036,516         --                    --     2,457,036,516          5.63
B. Not subject to discretionary withdrawal       432,135,912         --           224,032,325       656,168,237          1.50
                                            ----------------      -----      ----------------  ----------------      --------
C. Total (gross)                               4,315,947,831         --        39,357,934,490    43,673,882,321        100.00
D. Reinsurance ceded                             274,647,587         --                    --       274,647,587
                                            ----------------      -----      ----------------  ----------------      --------
E. Total (net)                                $4,041,300,244       $ --       $39,357,934,490   $43,399,234,734
                                            ----------------      -----      ----------------  ----------------      --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                       $2,677,915,829
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                             4,234,802
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                         1,359,149,613
                                            ----------------
 4. Subtotal                                   4,041,300,244
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                       39,357,934,490
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                    --
 7. Policyholder dividend and coupon
  accumulations                                           --
 8. Policyholder premiums                                 --
 9. Guaranteed interest contracts                         --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                    --
                                            ----------------
 11. Subtotal                                 39,357,934,490
                                            ----------------
 12. Combined total                          $43,399,234,734
                                            ----------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2013 and 2012.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $43,221,943 and $162,571,194 as of December 31, 2013 and 2012, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2013 and 2012 were $11,100,036, and $88,321,737, respectively. The net capital gains captured in the IMR, net of taxes, in 2013, 2012, and 2011 were $430,558,728, $44,533,696 and $22,055,099, respectively. In addition, an
IMR adjustment of $515,239,930 was included in the Company's Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note
6). The amount of (expense) income amortized from the IMR net of taxes in 2013, 2012, and 2011 included in the Company's Statements of Operations, was $(7,459,495), $17,095,758 and $4,967,011, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $6,200,993, $21,190,901 and $9,684,957 for the years ended December 31, 2013, 2012 and 2011, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $572,799, $33,439 and $245,204 for the years ended December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2013, 2012 and 2011, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $397,161, $565,263 and $682,306, respectively.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

The Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effect of these revisions allows offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company adopted these changes on January 1, 2013, and as a result both Derivative Assets and Derivative Liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

3.  INVESTMENTS

For the years ended December 31,

COMPONENTS OF NET INVESTMENT INCOME

                                               2013             2012             2011
-------------------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                      $305,078,924     $575,468,717     $509,808,728
Interest income from contract loans             2,579,385       22,174,261       22,747,522
Interest income from mortgage loans on
 real estate                                   32,925,013       41,558,591       30,291,082
Interest and dividends from other
 investments                                   20,673,754       64,491,175       86,751,995
Gross investment income                       361,257,076      703,692,744      649,599,327
 Less: investment expenses                     14,116,962       15,715,708       12,581,944
                                          ---------------  ---------------  ---------------
                   NET INVESTMENT INCOME     $347,140,114     $687,977,036     $637,017,383
                                          ---------------  ---------------  ---------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                               2013                 2012                 2011
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains               $276,044,680       $1,362,269,460       $1,023,591,266
Gross unrealized capital losses               (81,199,685)         (66,702,724)        (161,289,941)
Net unrealized capital gains                  194,844,995        1,295,566,736          862,301,325
Balance, beginning of year                  1,295,566,736          862,301,325          246,871,397
                                          ---------------      ---------------      ---------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
     ON BONDS AND SHORT-TERM INVESTMENTS  $(1,100,721,741)        $433,265,411         $615,429,928
                                          ---------------      ---------------      ---------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                              2013              2012              2011
----------------------------------------------------------------------------------------------
Gross unrealized capital gains              $1,716,459          $720,924        $4,123,643
Gross unrealized capital losses            (13,368,710)     (209,618,658)     (174,273,946)
Net unrealized capital losses              (11,652,251)     (208,897,734)     (170,150,303)
Balance, beginning of year                (208,897,734)     (170,150,303)     (335,667,886)
                                          ------------      ------------      ------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON COMMON AND PREFERRED STOCKS  $197,245,483      $(38,747,431)     $165,517,583
                                          ------------      ------------      ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                               2013                2012               2011
---------------------------------------------------------------------------------------------------
Bonds and short-term investments             $659,992,430       $(22,131,292)       $56,145,379
Common stocks -- unaffiliated                    (582,355)         1,259,413            144,514
Common stocks -- affiliated                  (615,935,478)        36,605,566                 --
Preferred stocks -- unaffiliated                 (227,302)                --           (245,204)
Mortgage loans on real estate                   4,909,922           (126,000)                --
Derivatives                                (1,515,076,501)      (392,397,711)       (77,242,753)
Other invested assets                            (212,614)         8,941,445         12,472,692
Net realized capital losses                (1,467,131,898)      (367,848,579)        (8,725,372)
Capital gains tax (benefit) expense           (96,017,136)        26,183,099         10,257,387
Net realized capital losses, after tax     (1,371,114,762)      (394,031,678)       (18,982,759)
 Less: amounts transferred to IMR             430,558,728         44,533,696         22,055,099
                                          ---------------      -------------      -------------
  NET REALIZED CAPITAL LOSSES, AFTER TAX  $(1,801,673,490)     $(438,565,374)      $(41,037,858)
                                          ---------------      -------------      -------------

For the years ended December 31, 2013, 2012 and 2011, sales of unaffiliated bonds and short-term investments resulted in proceeds of $11,338,855,187, $6,348,001,597 and $6,028,566,737, gross realized capital gains of $812,904,415,
$122,902,196 and $103,207,903, and gross realized capital losses of $113,239,883, $47,294,722 and $46,490,884 respectively, before transfers to the
IMR.

For the years ended December 31, 2013, 2013 and 2012, sales of unaffiliated common and preferred stocks resulted in proceeds of $26,639,552, $68,765,398 and $875,698, gross realized capital gains of $434,253, $4,275,703 and $152,187, and gross realized capital losses of $671,111, $2,982,847 and $7,673, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of OTC, OTC-cleared, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2013 and 2012, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2013 and 2012, the average fair value for derivatives held for other investment and/or risk management activities was $71,171,332 and $879,622,080, respectively. The Company did not have any unrealized gains or losses during 2013 and 2012 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                        AS OF DECEMBER 31, 2013                             AS OF DECEMBER 31, 2012
                             NOTIONAL              FAIR          CARRYING        NOTIONAL              FAIR           CARRYING
(AMOUNTS IN THOUSANDS)       VALUE                VALUE            VALUE         VALUE                VALUE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps             $100,000             $247            $ --           $100,000           $2,419             $ --
 Foreign currency swaps                --               --              --             20,082             (589)          (2,098)
 Japan 3Win related foreign
  currency                      1,331,602         (353,529)             --          1,553,624         (127,149)              --
Fair value hedges
 Interest rate swaps                   --               --              --             27,999              (50)              --
Replication transactions
 Credit default swaps             361,580            9,632           4,464            252,500            4,076            2,608
Other investment and/or
 Risk Management activities
 Interest rate caps                    --               --              --             54,077               --               --
 Credit default swaps              44,490             (690)           (690)           144,490           (1,060)          (1,060)
 Credit default swaps --
  offsetting                      451,464              (47)            (47)           519,972           (2,764)          (2,764)
 Foreign currency swaps            40,000           (3,576)         (3,576)            50,000           (9,072)          (9,072)
 U.S. GMWB hedging
  derivatives                  13,920,947           86,775          86,775         13,280,533          508,651          508,651
 Equity index options                  --               --              --             45,458            2,270            2,270
 Interest rate swaps                   --               --              --             20,000            4,034            4,034
 Interest rate swaps --
  offsetting                      260,010          (13,679)        (13,679)           260,010          (15,767)         (15,767)
 U.S. macro hedge program       9,934,025          139,322         139,322          7,442,223          285,785          285,785
 International program
  hedging instruments          16,188,869            8,030           8,030         22,450,857         (167,597)        (167,597)
                             ------------       ----------       ---------       ------------       ----------       ----------
                      TOTAL   $42,632,987        $(127,515)       $220,599        $46,221,825         $483,187         $604,990
                             ------------       ----------       ---------       ------------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were gains and (losses) of $0, $4,520,509 and $0 in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2013, 2012 and 2011, respectively, that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                        REALIZEDHGAINSR/E(LOSSES)          FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  FOR THE YEAR ENDED                  DECEMBER 31, 2012               DECEMBER 31, 2011
BY STRATEGY                             DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
Credit default swaps                                  $(911)                        $2,904                            $738
Credit default swaps -- offsetting                      676                         (1,314)                           (265)
Foreign currency swaps                                   72                         12,448                              --
U.S. GMWB hedging derivatives                      (321,745)                      (242,461)                       (162,431)
Equity index options                                    772                             48                             (66)
Interest rate swaps and futures                      (4,649)                         9,294                             112
Interest rate swaps -- offsetting                        --                           (596)                             --
U.S. macro hedge program                           (244,645)                       (92,869)                       (276,125)
International program hedging
 instruments                                       (875,484)                      (104,440)                        326,758
                                              -------------                    -----------                     -----------
                                 TOTAL          $(1,445,914)                     $(416,986)                      $(111,279)
                                              -------------                    -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company utilizes equity options and swaps to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates, and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. The Company also enters into foreign currency denominated interest rate swaps to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2013

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $170,000       $3,933       $2,120
Basket credit default swaps (4)
 Investment grade risk exposure              323,079        5,053        1,965
 Below investment grade                       27,960        2,611        2,345
 Investment grade risk exposure               69,112       (1,168)      (1,168)
Credit linked notes
 Investment grade risk exposure               50,000       48,005       49,940
                                            --------      -------      -------
                                 TOTAL      $640,151      $58,434      $55,202
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  3 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
Basket credit default swaps (4)
 Investment grade risk exposure                  4 years            Corporate             BBB+
                                                                       Credit
 Below investment grade                          5 years            Corporate             BB-
                                                                       Credit
 Investment grade risk exposure                  3 years          CMBS Credit             AA-
Credit linked notes
 Investment grade risk exposure                  3 years            Corporate             BBB+
                                                                       Credit
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $75,000            $(1,169)           $(1,169)

Basket credit default swaps (4)
 Investment grade risk exposure                        81,812               (844)              (844)

 Below investment grade                                    --                 --                 --

 Investment grade risk exposure                        69,112              1,168              1,168
Credit linked notes
 Investment grade risk exposure                            --                 --                 --

                                                 ------------          ---------          ---------
                                 TOTAL               $225,924              $(845)             $(845)
                                                 ------------          ---------          ---------

                            AS OF DECEMBER 31, 2012

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $340,953       $4,280       $2,796
 Below investment grade risk exposure         14,313         (188)        (188)
Basket credit default swaps (4)
 Investment grade risk exposure              190,059        1,104        1,119
 Investment grade risk exposure               70,000       (2,835)      (2,835)
Credit linked notes
 Investment grade risk exposure               50,000       45,040       49,920
                                            --------      -------      -------
                                 TOTAL      $665,325      $47,401      $50,812
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  4 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
                                                                    Corporate
 Below investment grade risk exposure              1year               Credit              B+
Basket credit default swaps (4)
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB+
 Investment grade risk exposure                  4 years          CMBS Credit              A+
Credit linked notes
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB-
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $94,053            $(2,340)           $(2,340)

 Below investment grade risk exposure                  14,313               (452)              (452)
Basket credit default swaps (4)

 Investment grade risk exposure                        78,276               (875)              (875)
 Investment grade risk exposure                        70,000              2,835              2,835
Credit linked notes

 Investment grade risk exposure                            --                 --                 --
                                                 ------------          ---------          ---------
                                 TOTAL               $256,642              $(832)             $(832)
                                                 ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $420,151 and $260,059 as of December 31, 2013 and 2012,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A/A- or better which are monitored and evaluated by the Company's risk management team and reviewed by senior management. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2013, 2012, and 2011 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2013 and 2012, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                GROSS           GROSS              ESTIMATED
                                             STATEMENT        UNREALIZED     UNREALIZED               FAIR
                                               VALUE            GAINS          LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2013
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                      $401,758,359        $153,667    $(4,323,247)          $397,588,779
 -- Guaranteed and sponsored --
  asset-backed                               1,116,470,396      13,982,202    (10,019,809)         1,120,432,789
States, municipalities and political
 subdivisions                                   81,394,373       2,740,607     (6,665,246)            77,469,734
International governments                      377,036,628       1,988,220     (8,298,249)           370,726,599
All other corporate -- excluding
 asset-backed                                2,666,326,757     160,638,516    (32,290,065)         2,794,675,208
All other corporate -- asset-backed            923,926,265      27,853,249    (18,883,429)           932,896,085
Hybrid securities                               31,322,205       1,304,128       (719,640)            31,906,693
Short-term investments                         820,923,832              --             --            820,923,832
Affiliated bond                              1,009,312,392      67,384,091             --          1,076,696,483
                                          ----------------  --------------  -------------       ----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $7,428,471,207    $276,044,680   $(81,199,685)        $7,623,316,202
                                          ----------------  --------------  -------------       ----------------

                                                             GROSS         GROSS             ESTIMATED
                                                          UNREALIZED    UNREALIZED              FAIR
                                               COST          GAINS        LOSSES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2013
Common stocks -- unaffiliated                $96,150,353   $1,716,459   $(12,490,473)         $85,376,339
Common stocks -- affiliated                   40,014,377           --       (778,892)          39,235,485
                                          --------------  -----------  -------------       --------------
                     TOTAL COMMON STOCKS    $136,164,730   $1,716,459   $(13,269,365)        $124,611,824
                                          --------------  -----------  -------------       --------------

                                                           GROSS              GROSS          ESTIMATED
                                           STATEMENT     UNREALIZED        UNREALIZED          FAIR
                                             VALUE         GAINS             LOSSES            VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2013
Preferred stocks -- unaffiliated           $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------
                  TOTAL PREFERRED STOCKS   $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------

                                                                  GROSS            GROSS               ESTIMATED
                                              STATEMENT         UNREALIZED      UNREALIZED               FAIR
                                                VALUE             GAINS           LOSSES                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                     $1,701,238,189      $113,882,510   $(11,282,937)         $1,803,837,762
 -- Guaranteed and sponsored --
  asset-backed                                2,269,303,170        65,613,690       (740,169)          2,334,176,691
States, municipalities and political
 subdivisions                                   541,077,559        83,135,680        (20,027)            624,193,212
International governments                       425,402,388        20,370,687         (9,328)            445,763,747
All other corporate -- excluding
 asset-backed                                 6,361,023,917       892,122,605     (2,845,895)          7,250,300,627
All other corporate -- asset-backed           1,258,505,776        85,716,013    (49,217,597)          1,295,004,192
Hybrid securities                                47,181,632         3,906,596     (2,586,771)             48,501,457
Short-term investments                        1,218,426,755                --             --           1,218,426,755
Affiliated bond                               1,156,374,471        97,521,679             --           1,253,896,150
                                          -----------------  ----------------  -------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $14,978,533,857    $1,362,269,460   $(66,702,724)        $16,274,100,593
                                          -----------------  ----------------  -------------       -----------------

                                                                   GROSS               GROSS              ESTIMATED
                                                                 UNREALIZED         UNREALIZED               FAIR
                                                COST               GAINS              LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                 $102,656,234         $720,924           $(4,963,989)         $98,413,169
Common stocks -- affiliated                    931,351,749               --          (204,239,309)         727,112,440
                                          ----------------       ----------       ---------------       --------------
                     TOTAL COMMON STOCKS    $1,034,007,983         $720,924         $(209,203,298)        $825,525,609
                                          ----------------       ----------       ---------------       --------------

                                                              GROSS           GROSS             ESTIMATED
                                            STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                              VALUE           GAINS           LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated             $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------
                  TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2013 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                              STATEMENT           ESTIMATED
                                                VALUE             FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                       $1,175,914,202      $1,180,903,398
Due after one year through five years          2,431,718,926       2,512,433,469
Due after five years through ten years         2,463,337,703       2,567,369,198
Due after ten years                            1,357,500,376       1,362,610,137
                                          ------------------  ------------------
                                   TOTAL      $7,428,471,207      $7,623,316,202
                                          ------------------  ------------------

At December 31, 2013 and 2012, securities with a statement value of $3,992,556 and $3,951,872, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 3.69% and 2.70% and 4.30% and 3.00% for loans during 2013 and 2012, respectively. During 2013 and 2012, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2013 and 2012, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75% and 78%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2013 and 2012, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2013 and 2012, there were impaired loans with a related allowance for credit losses of $397,161 and $565,263 with interest income recognized during the period the loans were impaired of $1,597,863 and $5,330,564, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2013 and 2012.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to see or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275. As of December 31, 2012, the aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, securities pledged of $298,660,822 and $110,458,232, respectively, were included in bonds and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $173,710,141 and $146,653,733, respectively, as of December 31, 2013 and 2012, included in other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a statement value of $132,335,000 and $483,734,283, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $64,815,986 and $161,738,539, respectively, which the Company has the ability to sell or repledge. As of December 31, 2013 and 2012, the statement value of repledged securities totaled $0, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2013 and 2012.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

                                                         LESS THAN 12 MONTHS
                                         AMORTIZED            FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                      COST             VALUE                LOSSES
----------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                 $387,807          $383,781             $(4,026)
  -- guaranteed & sponsored
  -- asset-backed                            673,603           663,593             (10,010)
States, municipalities & political
 subdivisions                                 57,344            50,967              (6,377)
International governments                    104,339            96,061              (8,278)
All other corporate including
 international                               603,716           573,068             (30,648)
All other corporate -- asset-backed           64,690            62,589              (2,101)
Hybrid securities                                 --                --                  --
                                        ------------      ------------          ----------
                TOTAL FIXED MATURITIES     1,891,499         1,830,059             (61,440)
Common stock -- unaffiliated                  25,017            23,400              (1,617)
Common stock -- affiliated                        --                --                  --
Preferred stock -- unaffiliated                   --                --                  --
                                        ------------      ------------          ----------
                          TOTAL STOCKS        25,017            23,400              (1,617)
                                        ------------      ------------          ----------
                      TOTAL SECURITIES   $ 1,916,516       $ 1,853,459           $ (63,057)
                                        ------------      ------------          ----------

                                                            12 MONTHS OR MORE
                                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)                         COST               VALUE               LOSSES
--------------------------------------  ----------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                     $3,433              $3,136               $(297)
  -- guaranteed & sponsored
  -- asset-backed                                  168                 158                 (10)
States, municipalities & political
 subdivisions                                    1,044                 756                (288)
International governments                          331                 311                 (20)
All other corporate including
 international                                  52,287              50,645              (1,642)
All other corporate -- asset-backed            420,363             403,580             (16,783)
Hybrid securities                                9,000               8,280                (720)
                                            ----------          ----------          ----------
                TOTAL FIXED MATURITIES         486,626             466,866             (19,760)
Common stock -- unaffiliated                    63,388              52,514             (10,874)
Common stock -- affiliated                      40,014              39,235                (779)
Preferred stock -- unaffiliated                  2,807               2,708                 (99)
                                            ----------          ----------          ----------
                          TOTAL STOCKS         106,209              94,457             (11,752)
                                            ----------          ----------          ----------
                      TOTAL SECURITIES       $ 592,835           $ 561,323           $ (31,512)
                                            ----------          ----------          ----------

                                                               TOTAL
                                         AMORTIZED          FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                     COST             VALUE               LOSSES
--------------------------------------  ----------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                $391,240         $386,917             $(4,323)
  -- guaranteed & sponsored
  -- asset-backed                           673,771          663,751             (10,020)
States, municipalities & political
 subdivisions                                58,388           51,723              (6,665)
International governments                   104,670           96,372              (8,298)
All other corporate including
 international                              656,003          623,713             (32,290)
All other corporate -- asset-backed         485,053          466,169             (18,884)
Hybrid securities                             9,000            8,280                (720)
                                        -----------      -----------          ----------
                TOTAL FIXED MATURITIES    2,378,125        2,296,925             (81,200)
Common stock -- unaffiliated                 88,405           75,914             (12,491)
Common stock -- affiliated                   40,014           39,235                (779)
Preferred stock -- unaffiliated               2,807            2,708                 (99)
                                        -----------      -----------          ----------
                          TOTAL STOCKS      131,226          117,857             (13,369)
                                        -----------      -----------          ----------
                      TOTAL SECURITIES  $ 2,509,351      $ 2,414,782           $ (94,569)
                                        -----------      -----------          ----------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2013, fixed maturities, comprised of approximately 590 securities, accounted for approximately 87% of the Company's total unrealized loss amount. The securities were primarily related to corporate securities, U.S. government and government agency securities, and foreign government and government agency securities, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 98% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2013 was primarily attributable to an increase in interest rates, partially offset by tighter credit spreads.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the continued market and economic uncertainties surrounding the performance of certain structures or vintages. The Company does not have an intention to sell the securities outlined above and has the intent to hold these securities until they recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2013.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                                    LESS THAN 12 MONTHS
                                     AMORTIZED              FAIR            UNREALIZED
(AMOUNTS IN THOUSANDS)                  COST               VALUE              LOSSES
------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $223,652            $212,369            $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                      249,828             249,091               (737)
States, municipalities &
 political subdivisions                  1,055               1,035                (20)
International governments                  528                 518                (10)
All other corporate including
 international                         287,700             285,851             (1,849)
All other corporate --
 asset-backed                           51,133              45,653             (5,480)
Hybrid securities                           --                  --                 --
                                      --------            --------            -------
         TOTAL FIXED MATURITIES        813,896             794,517            (19,379)
Common stock -- unaffiliated            60,000              56,280             (3,720)
Common stock -- affiliated                  --                  --                 --
Preferred stock -- unaffiliated             --                  --                 --
                                      --------            --------            -------
                   TOTAL STOCKS         60,000              56,280             (3,720)
                                      --------            --------            -------
               TOTAL SECURITIES       $873,896            $850,797            $(23,099)
                                      --------            --------            -------

                                             12 MONTHS OR MORE
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $ --            $ --            $ --
  -- guaranteed & sponsored
  -- asset-backed                       78              75              (3)
States, municipalities &
 political subdivisions                 --              --              --
International governments               --              --              --
All other corporate including
 international                      47,003          46,006            (997)
All other corporate --
 asset-backed                      499,760         456,023         (43,737)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock -- unaffiliated        11,397          10,153          (1,244)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS    950,793         744,895        (205,898)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $1,523,691      $1,270,469      $(253,222)
                                 ---------       ---------        --------

                                                   TOTAL
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored       $223,652        $212,369        $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                  249,906         249,166            (740)
States, municipalities &
 political subdivisions              1,055           1,035             (20)
International governments              528             518             (10)
All other corporate including
 international                     334,703         331,857          (2,846)
All other corporate --
 asset-backed                      550,893         501,676         (49,217)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES  1,386,794       1,320,091         (66,703)
Common stock -- unaffiliated        71,397          66,433          (4,964)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS  1,010,793         801,175        (209,618)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $2,397,587      $2,121,266      $(276,321)
                                 ---------       ---------        --------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to collateralized mortgage-backed securities ("CMBS"), collateralized debt obligation ("CDO"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2013, the Company recognized losses for OTTIs on loan-backed and structured securities of $4,671,769 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $23,482,324 and $18,810,555, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2013 for loan-backed securities held as of December 31, 2013 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                         2
                                      BOOK/ADJ
                                      CARRYING
                                       VALUE                     3
                                     AMORTIZED             PRESENT VALUE
                                    COST BEFORE                  OF
              1                    CURRENT PERIOD            PROJECTED
            CUSIP                       OTTI                 CASH FLOWS
-----------------------------------------------------------------------------
07383F           MR         6             $6,832                  $5,067
173067           AJ         8            136,182                 100,581
52108H           MN         1            178,850                 178,356
07383F           MR         6              4,767                   2,164
52108H           MN         1            171,360                 155,854
61746W           HJ         2             95,552                  92,694
07383F           MR         6              2,096                     543
36158Y           HD         4            293,921                 228,891
46625M           PS         2            189,628                  81,262
52108H           MN         1            150,288                 121,794
83611M           PH         5          2,290,546               2,183,158
46625M           MY         2            441,874                 294,579
46625M           PS         2             71,683                  60,949
52108H           MN         1            116,825                 104,638
55312Y           BD         3          1,079,116               1,051,483
61746W           HJ         2             74,906                  53,186
929766           CZ         4            112,306                  17,401
                                                                   TOTAL


                                                                             7
                                                                          DATE OF
                                       5                  6              FINANCIAL
                    4              AMORTIZED             FAIR            STATEMENT
                RECOGNIZED         COST AFTER          VALUE AT            WHERE
                   OTTI               OTTI           TIME OF OTTI         REPORTED
--------  --------------------------------------------------------------------------
07383F               $1,765             $5,067                $18          3/31/2013
173067               35,601            100,581            305,819          3/31/2013
52108H                  494            178,356              6,592          3/31/2013
07383F                2,603              2,164                  2          6/30/2013
52108H               15,506            155,854              2,723          6/30/2013
61746W                2,858             92,694             81,400          6/30/2013
07383F                1,553                543                  1          9/30/2013
36158Y               65,030            228,891            386,504          9/30/2013
46625M              108,366             81,262             46,366          9/30/2013
52108H               28,494            121,794              2,576          9/30/2013
83611M              107,388          2,183,158          1,911,903          9/30/2013
46625M              147,295            294,579            339,669         12/31/2013
46625M               10,734             60,949             39,698         12/31/2013
52108H               12,187            104,638             39,986         12/31/2013
55312Y               27,633          1,051,483          1,412,438         12/31/2013
61746W               21,720             53,186             67,225         12/31/2013
929766               94,905             17,401                228         12/31/2013
               ------------       ------------       ------------       ------------
                   $684,132
               ------------       ------------       ------------       ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2013. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2013
                                     QUOTED PRICES IN           SIGNIFICANT              SIGNIFICANT
                                    ACTIVE MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                     IDENTICAL ASSETS              INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                   (LEVEL 1)               (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
All other corporate --
 asset-backed                                  $ --                    $ --                      $62                     $62
Common stocks                                85,039                      --                      337                  85,376
                                        -----------              ----------              -----------          --------------
            TOTAL BONDS AND STOCKS           85,039                      --                      399                  85,438
Derivative assets
 Credit derivatives                              --                   6,738                    1,168                   7,906
 Interest rate derivatives                       --                  11,386                       --                  11,386
 GMWB hedging instruments                        --                 108,032                  187,795                 295,827
 U.S. macro hedge program                        --                      --                  177,969                 177,969
 International program hedging
  instruments                                    --                 240,781                       --                 240,781
                                        -----------              ----------              -----------          --------------
           TOTAL DERIVATIVE ASSETS               --                 366,937                  366,932                 733,869
Separate Account assets (1)              44,195,129                      --                       --              44,195,129
                                        -----------              ----------              -----------          --------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
                             VALUE      $44,280,168                $366,937                 $367,331             $45,014,436
                                        -----------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                            $ --                 $(3,011)                 $(1,168)                $(4,179)
 Foreign exchange derivatives                    --                  (3,576)                      --                  (3,576)
 Interest rate derivatives                       --                 (25,065)                      --                 (25,065)
 GMWB hedging instruments                        --                (125,985)                 (83,066)               (209,051)
 U.S. macro hedge program                        --                      --                  (38,647)                (38,647)
 International program hedging
  instruments                                    --                (215,286)                 (17,464)               (232,750)
                                        -----------              ----------              -----------          --------------
TOTAL LIABILITIES ACCOUNTED FOR AT
                        FAIR VALUE             $ --               $(372,923)               $(140,345)              $(513,268)
                                        -----------              ----------              -----------          --------------

(1) Excludes approximately $21.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
 All other corporate --
  asset-backed                                  $ --                     $12                   $2,418                  $2,430
 Common stocks                                98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
 Derivative assets
  Credit derivatives                              --                  (2,669)                   1,519                  (1,150)
  Equity derivatives                              --                      --                    1,800                   1,800
  Foreign exchange derivatives                    --                 (11,171)                      --                 (11,171)
  Interest rate derivatives                       --                  26,228                       --                  26,228
  GMWB hedging instruments                        --                  98,244                  341,565                 439,809
  U.S. macro hedge program                        --                      --                  333,449                 333,449
  International program hedging
   instruments                                    --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
 Separate Account assets (1)              45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
 Derivative liabilities
  Credit derivatives                            $ --                  $1,452                  $(1,519)                   $(67)
  Equity derivatives                              --                      --                      470                     470
  Interest rate derivatives                       --                 (37,960)                      --                 (37,960)
  GMWB hedging instruments                        --                     891                   67,951                  68,842
  U.S. macro hedge program                        --                      --                  (47,664)                (47,664)
  International program hedging
   instruments                                    --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as an analysis of significant changes to current models.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bid offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and Residential Mortgage-Backed Securities ("RMBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared transactions, or independent broker quotations. As of December 31, 2013 and 2012, 98% and 99%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for any existing deals with a market value greater than $10,000,000 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing matrices: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

         ABS, CDOs, CMBS and RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and for ABS and RMBS, estimated prepayment rates.

         Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

         Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

         Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily value based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

         Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

         Equity derivatives -- Significant unobservable inputs may include equity volatility.

         Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2013
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                         Spread
                                                         (encompasses
                                                         prepayment,
                                        Discounted       default risk and
CMBS                        $62         cash flows       loss severity)             150bps

                                         DECEMBER 31, 2013
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                       350bps           279bps        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                DECEMBER 31, 2013
                                                PREDOMINANT                SIGNIFICANT
                                                 VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                     INPUT
-----------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options              $53,998                 Option model       Equity volatility
 Customized swaps             50,731        Discounted cash flows       Equity volatility
U.S. Macro hedge
program
 Equity options              139,322                 Option model       Equity volatility

                                             DECEMBER 31, 2013
                                                                      IMPACT OF
                                                                  INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)         MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  -----------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                       21%                29%              Increase
 Customized swaps                     10%                10%              Increase
U.S. Macro hedge
program
 Equity options                       24%                36%              Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

                                                         DECEMBER 31, 2012
                                           PREDOMINANT             SIGNIFICANT
                                            VALUATION              UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE           METHOD                   INPUT                MINIMUM (1)
------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                               Spread (encompasses
                                                               prepayment, default
                                         Discounted cash       risk and loss
CMBS                        $1,918       flows                 severity)                       1,267bps
                                         Discounted cash
RMBS                           500       flows                 Spread                            568bps
                                                               Constant prepayment
                                                               rate                                  2%
                                                               Constant default
                                                               rate                                 10%
                                                               Loss severity                        95%

                                           DECEMBER 31, 2012
                                                                   IMPACT OF
                                              WEIGHTED         INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)   MAXIMUM (1)        AVERAGE (2)        ON FAIR VALUE (3)
----------------------  --------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                         1,267bps           1,267bps       Decrease

RMBS                           642bps             616bps       Decrease

                                   2%                 2%       Decrease

                                  24%                19%       Decrease
                                 100%                97%       Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                   DECEMBER 31, 2012
                                                 PREDOMINANT                SIGNIFICANT
                                                  VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                      INPUT
-----------------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options             $276,922       Option model                  Equity volatility
 Customized swaps            132,594       Discounted cash flows         Equity volatility
U.S. Macro hedge
 program Equity
 options                     285,785       Option model                  Equity volatility
International program
 hedging Equity
 options                    (60,425)       Option model                  Equity volatility

                                          DECEMBER 31, 2012
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)    MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  ------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                 10%                31%       Increase
 Customized swaps               10%                10%       Increase
U.S. Macro hedge
 program Equity
 options                        24%                43%       Increase
International program
 hedging Equity
 options                        26%                28%       Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, fair value option ("FVO") and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2013 and 2012, no significant adjustments were made by the Company to broker prices received.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

                                     FAIR VALUE         TRANSFERS        TRANSFERS
                                        AS OF              INTO           OUT OF
(AMOUNTS IN THOUSANDS)              JAN. 1, 2013       LEVEL 3 (2)      LEVEL 3 (2)
-------------------------------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                                  $2,418             $36            $(439)
Common stocks                                 4              --               --
                                      ---------            ----            -----
         TOTAL BONDS AND STOCKS          $2,422             $36            $(439)
                                      ---------            ----            -----
Derivatives
 Credit derivatives                        $ --            $ --             $ --
 Equity derivatives                       2,270              --               --
 GMWB hedging instruments               409,516              --               --
 U.S. macro hedge program               285,785              --               --
 International program hedging          (60,424)             --               --
                                      ---------            ----            -----
          TOTAL DERIVATIVES (3)        $637,147            $ --             $ --
                                      ---------            ----            -----

                                          TOTAL
                                   REALIZED/UNREALIZED
                                      GAINS (LOSSES)
                                       INCLUDED IN:
                                    NET                       PURCHASES/           SALES/
(AMOUNTS IN THOUSANDS)           INCOME (1)       SURPLUS      INCREASES          DECREASES
-------------------------------  --------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                            $(1,354)       $1,514           $ --            $(1,947)
Common stocks                         (573)          112            794                 --
                                 ---------        ------        -------            -------
         TOTAL BONDS AND STOCKS    $(1,927)       $1,626           $794            $(1,947)
                                 ---------        ------        -------            -------
Derivatives
 Credit derivatives                    $30          $ --           $ --               $ --
 Equity derivatives                    493            --             --                 --
 GMWB hedging instruments         (307,967)           --             --                 --
 U.S. macro hedge program         (192,164)           --         45,701                 --
 International program hedging      (8,139)           --             --                 --
                                 ---------        ------        -------            -------
          TOTAL DERIVATIVES (3)  $(507,747)         $ --        $45,701               $ --
                                 ---------        ------        -------            -------


                                                        FAIR VALUE
                                                           AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS        DEC. 31, 2013
-------------------------------  --------------------------------------
Assets
All other corporate -- asset-
 backed                                 $(166)                 $62
Common stocks                              --                  337
                                      -------            ---------
         TOTAL BONDS AND STOCKS         $(166)                $399
                                      -------            ---------
Derivatives
 Credit derivatives                      $(30)                $ --
 Equity derivatives                    (2,763)                  --
 GMWB hedging instruments               3,180              104,729
 U.S. macro hedge program                  --              139,322
 International program hedging         51,099              (17,464)
                                      -------            ---------
          TOTAL DERIVATIVES (3)       $51,486             $226,587
                                      -------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.


                                  FAIR VALUE           TRANSFERS         TRANSFERS
                                    AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)           JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
--------------------------------------------------------------------------------------
Assets
All other corporate                     $ --              $ --               $ --
All other corporate -- asset-
 backed                                2,468               355               (581)
Common stocks                              4                --                 --
                                 -----------             -----            -------
         TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                 -----------             -----            -------
Derivatives
 Credit derivatives                    $(512)             $ --               $(20)
 Equity derivatives                      569                --                 --
 Interest rate derivatives                 5                --                 --
 GMWB hedging instruments            686,072                --             21,718
 U.S. macro hedge program            356,561                --                 --
 International program hedging       (20,152)               --              7,755
                                 -----------             -----            -------
          TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                 -----------             -----            -------

                                              TOTAL
                                       REALIZED/UNREALIZED
                                          GAINS (LOSSES)
                                           INCLUDED IN:
                                    NET
(AMOUNTS IN THOUSANDS)           INCOME (1)           SURPLUS      PURCHASES       SALES
-------------------------------  ------------------------------------------------------------
Assets
All other corporate                   $ --              $ --            $ --        $ --
All other corporate -- asset-
 backed                                 95               256              --        (134)
Common stocks                           --                --              --          --
                                 ---------             -----       ---------       -----
         TOTAL BONDS AND STOCKS       $ 95              $256            $ --       $(134)
                                 ---------             -----       ---------       -----
Derivatives
 Credit derivatives                 $1,881              $ --            $ --        $ --
 Equity derivatives                    120                --           2,042          --
 Interest rate derivatives              (5)               --              --          --
 GMWB hedging instruments         (341,264)               --          55,490          --
 U.S. macro hedge program         (322,425)               --         251,649          --
 International program hedging     (89,472)               --         (33,801)         --
                                 ---------             -----       ---------       -----
          TOTAL DERIVATIVES (3)  $(751,165)             $ --        $275,380        $ --
                                 ---------             -----       ---------       -----


                                                         FAIR VALUE
                                                            AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS         DEC. 31, 2012
-------------------------------  ---------------------------------------
Assets
All other corporate                       $ --                 $ --
All other corporate -- asset-
 backed                                    (41)               2,418
Common stocks                               --                    4
                                      --------            ---------
         TOTAL BONDS AND STOCKS           $(41)              $2,422
                                      --------            ---------
Derivatives
 Credit derivatives                    $(1,349)                $ --
 Equity derivatives                       (461)               2,270
 Interest rate derivatives                  --                   --
 GMWB hedging instruments              (12,500)             409,516
 U.S. macro hedge program                   --              285,785
 International program hedging          75,246              (60,424)
                                      --------            ---------
          TOTAL DERIVATIVES (3)        $60,936             $637,147
                                      --------            ---------

A. All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

B. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

C. Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES FOR ALL FINANCIAL INSTRUMENTS BY LEVELS 1, 2 AND 3

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2013
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                 $6,321,620                   $6,194,159                $388,731
 Bonds and short-term investments --
  affiliated                                    1,301,696                    1,234,312                      --
 Preferred stocks -- unaffiliated                   2,708                        2,807                      --
 Common stocks -- unaffiliated                     85,376                       85,376                  85,039
 Mortgage loans on real estate                    752,088                      748,645                      --
 Derivative related assets                        385,557                      733,869                      --
 Contract loans                                   119,039                      113,618                      --
 Surplus debentures                                13,249                       13,021                      --
 Low-income housing tax credits                     1,124                        1,124                      --
 Separate Account assets (1)                   44,195,129                   44,195,129              44,195,129
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $53,177,586                  $53,322,060             $44,668,899
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,359,150)                 $(1,359,150)                   $ --
 Derivative related liabilities                  (513,071)                    (513,268)                     --
 Separate Account liabilities                 (44,195,129)                 (44,195,129)            (44,195,129)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(46,067,350)                $(46,067,547)           $(44,195,129)
                                             ------------                 ------------            ------------

                                                         DECEMBER 31, 2013
                                                                            NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                  (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  ----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                $
  unaffiliated                          $5,554,152          $378,737               --
 Bonds and short-term investments --
  affiliated                                    --         1,301,696               --
 Preferred stocks -- unaffiliated            2,708                --               --
 Common stocks -- unaffiliated                  --               337               --
 Mortgage loans on real estate                  --           752,088               --
 Derivative related assets                  18,625           366,932               --
 Contract loans                                 --           119,039               --
 Surplus debentures                         13,249                --               --
 Low-income housing tax credits                 --             1,124               --
 Separate Account assets (1)                    --                --               --
                                        ----------       -----------              ---
                                                                                    $
                          TOTAL ASSETS  $5,588,734        $2,919,953               --
                                        ----------       -----------              ---
Liabilities
                                                                                    $
 Liability for deposit-type contracts         $ --       $(1,359,150)              --
 Derivative related liabilities           (372,726)         (140,345)              --
 Separate Account liabilities                   --                --               --
                                        ----------       -----------              ---
                                                                                    $
                     TOTAL LIABILITIES   $(372,726)      $(1,499,495)              --
                                        ----------       -----------              ---

(1) Excludes approximately $21.1 million, at December 31, 2013, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2012
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  -----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                 $
  unaffiliated                          $14,478,232          $381,834               --
 Bonds -- affiliated                             --         1,253,896               --
 Preferred stocks -- unaffiliated             7,629               222               --
 Common stocks -- unaffiliated                   --                 4               --
 Mortgage loans on real estate                   --           931,986               --
 Derivative related assets                  (86,916)          638,360               --
 Contract loans                                  --           443,179               --
 Surplus debentures                          18,221                --               --
 Separate Account assets (1)                     --                --               --
                                        -----------       -----------              ---
                                                                                     $
                          TOTAL ASSETS  $14,417,166        $3,649,481               --
                                        -----------       -----------              ---
Liabilities
                                                                                     $
 Liability for deposit-type contracts          $ --       $(1,543,283)              --
 Derivative related liabilities             (67,042)           (1,214)              --
 Separate Account liabilities                    --                --               --
                                        -----------       -----------              ---
                                                                                     $
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              --
                                        -----------       -----------              ---

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above determination of Fair Values section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2013 and 2012, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                     2013
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,816,821,763    $45,135,301    $1,861,957,064
 (b) Statutory valuation                     --             --                --
  allowance adjustments
 (c) Adjusted gross DTA           1,816,821,763     45,135,301     1,861,957,064
 (d) Deferred tax assets            893,221,093     22,661,104       915,882,197
  nonadmitted
 (e) Subtotal net admitted          923,600,670     22,474,197       946,074,867
  deferred tax assets
 (f) Deferred tax liabilities       684,435,670     15,464,197       699,899,867
                               ----------------  -------------  ----------------
 (g) Net admitted deferred         $239,165,000     $7,010,000      $246,175,000
  tax asset/(net deferred tax
  liability)
                               ----------------  -------------  ----------------

                                                       2013
                                ORDINARY              CAPITAL         TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101 :
 (a) Federal income taxes               $ --                $ --            $ --
  paid in prior years
  recoverable by C/B
 (b) Adjusted gross DTA          239,165,000           7,010,000     246,175,000
  expected to be realized
  (1) DTA's expected to be       239,165,000           7,010,000     246,175,000
   realized after the
   balance sheet date
  (2) DTA's allowed per                  XXX                 XXX     425,164,869
   limitation threshold
 (c) DTA's offset against        684,435,670          15,464,197     699,899,867
  (DTLs)
                            ----------------       -------------  --------------
 (d) DTA's admitted as a        $923,600,670         $22,474,197    $946,074,867
  result of application of
  SSAP No. 101
                            ----------------       -------------  --------------
3 (a) Ratio % used to                  3,349  %
 determine recovery period
 and threshold limitation
 (b) Adjusted capital and      2,834,432,460
  surplus used to
  determine 2(b)
  thresholds

                                                          2013
                                                  ORDINARY             CAPITAL
  4 IMPACT OF TAX PLANNING STRATEGIES:             PERCENT             PERCENT
-----------------------------------------------------------------------------------
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from       $1,816,821,763         $45,135,301
   Note 5A1c
  (2) % of net admitted adjusted gross                   0%                  0%
   DTAs by tax character attributable to
   the impact of tax planning strategies
  (3) Net admitted adj. gross DTAs             923,600,670          22,474,197
   amount from Note 5A1e
  (4) % of net admitted adjusted gross                  32%                  4%
   DTAs by tax character admitted
   because of the impact of planning
   strategies
 (b) Do the tax planning strategies                    Yes               No  X
  include the use of reinsurance?

                                                     2012
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation
  allowance adjustments                      --             --                --
 (c) Adjusted gross DTA           1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets
  nonadmitted                     1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted
  deferred tax assets               891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities       511,264,849     12,811,948       524,076,797
                               ----------------  -------------  ----------------
 (g) Net admitted DTA/(DTL)        $380,665,516    $14,058,100      $394,723,616
                               ----------------  -------------  ----------------

                                                     2012
                              ORDINARY              CAPITAL          TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101
 :
 (a) Federal income
  taxes paid in prior
  years recoverable by
  C/B                                 $ --                $ --              $ --
 (b) Adjusted gross DTA
  expected to be
  realized                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to
   be realized after the
   balance sheet date        1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per
   limitation threshold                XXX                 XXX       394,723,616
 (c) DTA's offset
  against (DTLs)               511,264,849          12,811,948       524,076,797
                          ----------------       -------------  ----------------
 (d) DTA's admitted as a
  result of application
  of SSAP No. 101             $891,930,365         $26,870,048      $918,800,413
                          ----------------       -------------  ----------------
3 (a) Ratio % used to
 determine recovery
 period and threshold
 limitation                          1,822%
 (b) Adjusted capital
  and surplus used to
  determine 2(b)
  thresholds                 2,631,490,773

                                                       2012
                                           ORDINARY              CAPITAL
                                           PERCENT               PERCENT
--------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross
  DTA and net admitted DTA, by tax
  character as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                             $1,991,996,696         $73,968,061
  (2) % of net admitted adjusted
   gross DTAs by tax character
   attributable to the impact of tax
   planning strategies                                0%                  0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                    891,930,365          26,870,048
  (4) % of net admitted adjusted
   gross DTAs by tax character
   admitted because of the impact of
   planning strategies                                0%                  0%
 (b) Do the tax planning strategies
  include the use of reinsurance?                   Yes               No  X

                                                                            CHANGE DURING 2013
                                                 ORDINARY                        CAPITAL                          TOTAL
1 (A) GROSS DTA                               $(175,174,933)                  $(28,832,760)                  $(204,007,693)
---------------------------------------------------------------------------------------------------------------------------------
 (b) Statutory valuation allowance                         --                             --                              --
  adjustments
 (c) Adjusted gross DTA                          (175,174,933)                   (28,832,760)                   (204,007,693)
 (d) Deferred tax assets nonadmitted             (206,845,238)                   (24,436,909)                   (231,282,147)
 (e) Subtotal net admitted deferred tax            31,670,305                     (4,395,851)                     27,274,454
  assets
 (f) Deferred tax liabilities                     173,170,821                      2,652,249                     175,823,070
                                              ---------------                 --------------                 ---------------
 (g) Net admitted DTA/(DTL)                     $(141,500,516)                   $(7,048,100)                  $(148,548,616)
                                              ---------------                 --------------                 ---------------

                                                                       CHANGE DURING 2013
2 ADMISSION CALCULATION COMPONENTS SSAP NO. 101 :      ORDINARY              CAPITAL               TOTAL
------------------------------------------------------------------------------------------------------------------
 (a) Federal income taxes paid in prior years
  recoverable by C/B                                           $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be realized        (141,500,516)         (7,048,100)         (148,548,616)
  (1) DTA's expected to be realized after the
   balance sheet date                                  (877,244,900)         (7,048,100)         (884,293,000)
  (2) DTA's allowed per limitation threshold                    XXX                 XXX            30,441,253
 (c) DTA's offset against (DTLs)                        173,170,821           2,652,249           175,823,070
                                                   ----------------       -------------       ---------------
 (d) DTA's admitted as a result of application of
  SSAP No. 101                                          $31,670,305         $(4,395,851)          $27,274,454
                                                   ----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery period
 and threshold limitation                                     1,527%
 (b) Adjusted capital and surplus used to
  determine 2(b) thresholds                             202,941,687

                                                        CHANGE DURING 2013
                                                  ORDINARY                   CAPITAL
                                                   PERCENT                   PERCENT
---------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                                     $(175,174,933)             $(28,832,760)
  (2) % of net admitted adjusted gross
   DTAs by tax character attributable to
   the impact of tax planning strategies                     0%                        0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                            31,670,305                (4,395,851)
  (4) % of net admitted adjusted gross
   DTAs by tax character admitted
   because of the impact of planning
   strategies                                               32%                        4%

B.  (DTLs) are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2013                  2012           CHANGE
----------------------------------------------------------------------------------------------------
  (a) Federal                               $(220,692,418)        $323,810,575    $(544,502,993)
  (b) Foreign                                          --               44,651          (44,651)
  (c) Subtotal                               (220,692,418)         323,855,226     (544,547,644)
  (d) Federal income tax on net capital       (96,017,136)          26,183,099     (122,200,235)
   gains
  (e) Utilization of capital loss                      --                   --               --
   carry-forwards
  (f) Other                                            --                   --               --
                                          ---------------       --------------  ---------------
  (g) Federal and foreign income taxes      $(316,709,554)        $350,038,325    $(666,747,879)
   incurred
                                          ===============       ==============  ===============

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                               2013            2012           CHANGE
---------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                   $112,946,867    $805,988,168   $(693,041,301)
 Tax deferred acquisition costs               76,431,496     253,002,416    (176,570,920)
 Employee benefits                             5,030,426      11,447,285      (6,416,859)
 Bonds and other investments               1,194,813,620     666,125,537     528,688,083
 NOL/Min tax credit/Foreign tax credits      407,162,725     242,327,721     164,835,004
 Other                                        20,436,629      13,105,569       7,331,060
                                          --------------  --------------  --------------
  Subtotal: DTA Ordinary                   1,816,821,763   1,991,996,696    (175,174,933)
  Ordinary Statutory Valuation Allowance              --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross ordinary DTA        1,816,821,763   1,991,996,696    (175,174,933)
  Nonadmitted ordinary DTA                   893,221,093   1,100,066,331    (206,845,238)
                                          --------------  --------------  --------------
  Admitted ordinary DTA                      923,600,670     891,930,365      31,670,305
                                          --------------  --------------  --------------
DTA: CAPITAL
 Bonds and other investments                  45,135,301      73,968,061     (28,832,760)
                                          --------------  --------------  --------------
  Subtotal: DTA Capital                       45,135,301      73,968,061     (28,832,760)
  Capital Statutory Valuation Allowance               --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross capital DTA            45,135,301      73,968,061     (28,832,760)
  Nonadmitted capital DTA                     22,661,104      47,098,013     (24,436,909)
                                          --------------  --------------  --------------
  Admitted capital DTA                        22,474,197      26,870,048      (4,395,851)
                                          --------------  --------------  --------------
                      TOTAL ADMITTED DTA    $946,074,867    $918,800,413     $27,274,454
                                          ==============  ==============  ==============
DTL: ORDINARY
  Bonds and other investments               $564,175,000    $345,583,220    $218,591,780
  Deferred and uncollected                       132,244      25,872,755     (25,740,511)
  Reserves                                   109,955,305     131,595,482     (21,640,177)
  Other                                       10,173,121       8,213,392       1,959,729
                                          --------------  --------------  --------------
   Gross DTL Ordinary                        684,435,670     511,264,849     173,170,821
                                          --------------  --------------  --------------
DTL: CAPITAL
  Investment related                          15,464,197      12,811,948       2,652,249
  Other                                               --              --              --
                                          --------------  --------------  --------------
   Gross DTL Capital                          15,464,197      12,811,948       2,652,249
                                          --------------  --------------  --------------
                               TOTAL DTL    $699,899,867    $524,076,797    $175,823,070
                                          ==============  ==============  ==============
                  NET ADJUSTED DTA/(DTL)    $246,175,000    $394,723,616   $(148,548,616)
                                          ==============  ==============  ==============
Adjust for the change in deferred tax on
 unrealized gains/losses                                                       3,363,614
Adjust for the stock compensation
 transfer                                                                      1,212,314
Adjust for the change in nonadmitted
 deferred tax                                                               (231,282,147)
Other adjustments                                                                     --
                                                                          --------------
Adjusted change in net deferred income
 tax                                                                       $(375,254,835)
                                                                          ==============

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                            2013                                 2012
                                                             % OF PRE-TAX                        % OF PRE-TAX
                                                                INCOME                              INCOME
                                         TAX EFFECT          $417,530,035     TAX EFFECT        $1,061,415,077
---------------------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $146,135,512             35.00%      $371,495,277            35.00%
Tax preferred investments                (81,000,000)           -19.40%       (89,000,000)           -8.39%
Affiliated dividends                              --              0.00%       (12,600,000)           -1.19%
Valuation allowance                               --              0.00%                --             0.00%
All other                                 (6,590,231)            -1.58%         7,386,380             0.70%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====
Federal and foreign income taxes
 incurred                               $(316,709,554)          -75.85%      $350,038,325            32.98%
Change in net deferred income taxes      375,254,835             89.87%       (72,756,668)           -6.86%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====

                                            2011
                                                              % OF PRE-TAX
                                                                 INCOME
                                         TAX EFFECT          $(732,529,932)
--------------------------------------  ------------------------------------
Statutory tax -- 35%                    $(256,385,476)            35.00%
Tax preferred investments                 (91,500,000)            12.49%
Affiliated dividends                      (25,714,500)             3.51%
Valuation allowance                                --              0.00%
All other                                    (683,314)             0.09%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,283,290)            51.09%
                                        =============            ======
Federal and foreign income taxes
 incurred                                $125,325,732            -17.11%
Change in net deferred income taxes      (499,609,022)            68.20%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,263,290)            51.09%
                                        =============            ======

E. 1. At December 31, 2013, the Company had $596,729,614 of net operating loss carryforward which expires between 2026 and 2028 and $53,478,967 of foreign tax credit carryforward which expires between 2018 and 2023.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2013                             $ --
2012                             $ --
2011                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2013.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Hartford Life, Ltd.
Fencourt Reinsurance Company, Ltd.                     Hartford Life Insurance Company
Heritage Reinsurance Co., Ltd.                         Hartford Life and Annuity Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford International Life Reassurance Corp.
Hartford Investment Management Co.                     American Maturity Life Insurance Company
HRA Brokerage Services. Inc.                           Champlain Life Reinsurance Company
Ersatz Corporation                                     White River Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 Hartford Fund Management Group, Inc.
Business Management Group, Inc.                        Hartford Life International Holding Company

  2.   Federal Income Tax Allocation

     Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $10,718,558 and $926,044,168 respectively, as of December 31, 2013 and $23,783,887 and $538,948,935 respectively, as of December 31, 2012.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                  DIRECT            ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2013
Aggregate reserves for future benefits         $11,905,322,306    $1,076,972,436     $(9,094,015,409)         $3,888,279,333
Liability for deposit-type contracts                48,225,329     1,335,518,462         (24,594,176)          1,359,149,615
Policy and contract claim liabilities              117,147,937        17,567,410        (117,061,305)             17,654,042
Premium and annuity considerations               2,263,956,031       214,306,601      (5,460,857,455)         (2,982,594,824)
Death, annuity, disability and other               768,962,763       335,485,820        (780,296,543)            324,152,040
 benefits
Surrenders and other fund withdrawals           11,128,056,539       211,476,401     (11,495,364,832)           (155,831,892)

                                                         DIRECT            ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                     DIRECT             ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits            $10,948,992,648     $5,217,901,345     $(4,953,576,011)         $11,213,317,982
Policy and contract claim liabilities                  77,162,981          9,362,396         (38,432,611)              48,092,766
Premium and annuity considerations                  2,478,347,638        327,157,421      (1,404,362,300)           1,401,142,759
Death, annuity, disability and other benefits         541,731,135        421,610,418        (251,193,984)             712,147,569
Surrenders and other fund withdrawals               8,945,267,166        260,269,537      (8,873,703,048)             331,833,655

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2013, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $7.7 billion for Prudential offset by $5.4 billion of market value of assets held in trust, for a net exposure of $2.3 billion, and reserve credits totaling $682 million for Transamerica Life Insurance Company.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $127,493,929 in 2013, a decrease of $180,280,857 from the 2012 balance of $307,774,786. The total amount of reinsurance credits taken for this agreement was $196,144,507 in 2013, a decrease of $277,355,163 from the 2012 balance of $473,499,670.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment - related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of

Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $89,335,190, $172,316,300 and $179,915,572 for the
    years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $389,974, $826,283 and $859,383 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $2,326,219, $3,294,187 and $3,559,447 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,443,973, $2,817,698 and $3,044,045 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company had a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd ("HLIL"). The Company assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013 and 2012, the Company recorded a net (payable)/receivable of $0 and $(1,490,759), respectively, and collected premiums of $8,066,899, $9,541,634, and $10,370,089 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 13.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 13.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2013 and 2012, the Company recorded a receivable of $0 and $172,250,508 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $917,034,952 and $527,400,013, respectively, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $255,906,441 and $212,088,584, respectively; and paid premiums of $518,156,124, $719,723,726, and $885,985,397, for the years ended
December 31, 2013, 2012, and 2011, respectively. As a result of the sale of the U.S. individual annuity new business, the Company ceased ceding new business to WRR in 2012.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $(2,768,952,656), $200,281,441 and $209,973,214 for the years ended December 31,
2013, 2012 and 2011, respectively.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2013                                        2012
                                             GROSS               NET OF LOADING          GROSS               NET OF LOADING
--------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                             $ --                    $ --          $1,616,249               $1,988,768
Ordinary renewal                             3,551,571               3,702,032          17,869,947               21,931,463
Group life                                          --                      --              49,363                   32,976
                                          ------------            ------------       -------------            -------------
                                   TOTAL    $3,551,571              $3,702,032         $19,535,559              $23,953,207
                                          ------------            ------------       -------------            -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2013 and 2012, the Company reported $0 and $13,512,043, respectively, as receivables from and $33,588,068 and $35,894,640, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Effective December 31, 2010, The Hartford entered into an Intercompany Liquidity Agreement (the "Agreement") with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates. It is not intended to be used for the daily management of liquidity, but instead as a contingency resource should an immediate liquidity need arise at a particular entity. On May 29, 2013, Hartford Life and Annuity Insurance Company issued a note in the principal amount of $225 million to Hartford Life and Accident Insurance Company, under the intercompany liquidity agreement. The note bears interest at 1.00% and matures on May 29, 2014, but was redeemed February 28, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to the Pension Plans of $5,659,399, $22,147,339 and $18,704,662, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2013, 2012 and 2011, the Company incurred (income)/expense related to the other postretirement benefit plans of $(29,777), $664,015 and $1,383,478, respectively.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the year ended December 31, 2013 was $4,611,879.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year also received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012 and 2011 were $4,731,580 and $4,883,327, respectively.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2013, 2012, and 2011, the Company was allocated expenses under these plans of $36,458, $591,375, and $664,382, respectively. In addition, additional expenses for the Company under this plan were $36,296, $125,785 and $32,433 for the years ended December 31, 2013, 2012 and 2011, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2013, 2012, and 2011, a return of capital of $1.05 billion, and dividends of $0 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $997,664,886 in 2014.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                               2013             2012
--------------------------------------------------------------------------
Unrealized capital losses, net of tax       $721,211,084      $934,084,695
Nonadmitted asset values                     928,120,355     1,168,207,992
Asset valuation reserve                       43,221,943       162,571,194
Provision for reinsurance                             --                --

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $44,216,206,885 and $45,851,885,131 as of December 31, 2013 and 2012, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2013 and 2012, the Company's Separate Account statement included legally insulated assets of $44,216,206,885 and $45,851,885,131, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $899,999,354, $971,069,837 and $1,095,419,763 for the years ended December 31, 2013, 2012 and
2011, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2013 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2013:                         $ --             $ --              $ --             $914,828,458       $914,828,458
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           43,783,307,624     43,783,307,624
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           43,783,307,624     43,783,307,624
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value
  adjustment and with surrender charge
  of 5% or more                                 --               --                --                       --                 --
 At fair value                                  --               --                --           43,559,275,298     43,559,275,298
 At book value without fair value
  adjustment and with surrender charge
  of less than 5%                               --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           43,559,275,298     43,559,275,298
 Not subject to discretionary
  withdrawal                                    --               --                --              224,032,326        224,032,326
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $43,783,307,624    $43,783,307,624
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $914,828,458            $905,791,935            $866,204,030
Transfer from Separate Accounts                               10,913,496,680           8,502,888,504           8,302,354,037
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (9,998,668,222)         (7,597,096,569)         (7,436,150,007)
Internal exchanges and other Separate Account activity            81,476,262              (4,353,290)            (10,460,311)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                  $(9,917,191,960)        $(7,601,449,859)        $(7,446,610,318)
                                                           -----------------       -----------------       -----------------

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2013, 2012 and 2011. The Company has a guaranty fund receivable of $3,515,901 and $3,635,667 as of December 31, 2013 and 2012, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $608,095, $7,635,952 and $8,039,174 in 2013, 2012 and 2011, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $80,401,818, $83,835,300 and $119,417,997 related to the Separate Account DRD for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts included (charges)/benefits related to prior years' tax returns of $(598,182), $(5,164,700) and $938,384 in 2013, 2012
and 2011, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2013 and 2012, the Company had outstanding commitments totaling $1,657,000 and $2,189,520, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

13. SALES OF AFFILIATES AND DISCONTINUED OPERATIONS

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc., a wholly-owned subsidiary, to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The disposition resulted in a gain of $26 million before tax.

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL's sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

The amounts related to Discontinued Operations and the effect on the Company's Balance Sheet and Summary of Operations is as follows:

BALANCE SHEET AS OF DECEMBER 31, 2013
(AMOUNTS IN MILLIONS)
--------------------------------------------------------------------------------
Assets
a. Line 5      Cash                                                    $285
                                                               ------------
b. Line 28      Total assets                                           (400)
                                                               ------------
Liabilities, Surplus and Other Funds
c. Line 28      Total liabilities                                        --
                                                               ------------
d. Line 37      Surplus                                                (225)
                                                               ------------
e. Line 39      Total liabilities and surplus                          (225)
                                                               ------------
Summary of Operations
f. Line 1       Premiums                                                 --
                                                               ------------
g. Line 19      Increase in aggregate reserves for accident &            --
 health
 (current year less prior year)
                                                               ------------
h. Line 32      Federal and foreign income taxes incurred                --
                                                               ------------
i. Line 34      Net realized capital gains (losses)                    (434)
                                                               ------------
j. Line 35      Net income                                            $(472)
                                                               ------------

14. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013, through April 25, 2014, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company ("HLA"). HLAI and HLIC paid these returns of capital on February 27, 2014. In turn, HLIC received a return of capital of $642,349,730 from HLAI and HLA received a return of capital of $800,000,000 from HLIC on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business and the separation of that business from the Talcott Resolution operating segment, on January 30, 2014, The Hartford received permission from the Connecticut Insurance Department to distribute the shares of stock of HLIC from HLA to Hartford Life, Inc., as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate WRR effective April 1, 2014. As a result the Company will receive a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassume $281 million in aggregate reserves for annuity contracts; WRR will return the funds withheld totaling $281 million to the Company; and the Company will pay a recapture fee of $0 to WRR. In addition, the Company is expected to receive a capital contribution of $1,022 million from its parent HLIC in support of the business recaptured.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(1)
       (4)    (a) Form of Individual Flexible Premium Variable Annuity
                  Contract.(3)
       (4)    (b) Standard Death Benefit Rider II(4)
       (4)    (c) Maximum Anniversary Value Death Benefit(4)
       (4)    (d) Return of Premium Death Benefit Rider II(4)
       (4)    (e) Return of Premium Death Benefit Rider I(4)
       (5)    Form of Application.(5)
       (6)    (a) Certificate of Incorporation of Hartford.(6)
       (6)    (b) Amended and Restated Bylaws of Hartford.(8)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    Fund Participation Agreements and Amendments(4)
              (a) AIM Variable Insurance Funds(4)
              (b) AllianceBernstein Variable Products Series Fund, Inc.(4)
              (c) Fidelity Variable Insurance Products Funds(4)
              (d) Franklin Templeton Variable Insurance Products Trust(4)
              (e) Hartford HLS Series Fund II, Inc.(4)
                  Hartford Series Fund, Inc.(4)
              (f) Lord Abbett Series Fund, Inc.(4)
              (g) MFS Variable Insurance Trust(4)
              (h) Putnam Variable Trust(4)
              (i) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(7)
              (j) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consents of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial Registration Statement File No. 333-148565 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136548 filed on August 14, 2009.

(4) Incorporated by reference Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 333-148565, filed on April 23, 2012.

(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547 filed on August 14, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545 filed on May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-148565 filed on May 3, 2010.

(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Csaba Gabor                         Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement File No. 333-148564, filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there were 170,244 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Diane E. Tatelman                    Vice President
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Beth Bombara*                        *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara                                Lisa Proch
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Beth Bombara*
       -----------------------------------
       Beth Bombara
       President, Chief Executive Officer,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:   /s/ Lisa Proch
                                                                     -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                  Lisa Proch
 Director* Attorney-in-Fact                                          Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,                   Date:  April 25, 2014
 Chief Accounting Officer, Chief Financial Officer

333-148565

                                 EXHIBIT INDEX

 (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)  Consents of Deloitte & Touche LLP.
(99)  Power of Attorney